UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Seasons Series Trust
SA Allocation Aggressive
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$538M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546281 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Aggressive
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$538M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546786 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$7	0.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$264M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546299 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Balanced
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$20	0.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$264M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546752 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546265 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderate
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$20	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$314M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546760 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$6	0.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$551M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546273 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Allocation Moderately Aggressive
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$20	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$551M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546778 (11/25)
Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$31	0.61%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$546M
Total number of portfolio holdings	184
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	58.4%
Foreign Government Obligations	9.8%
Collateralized Mortgage Obligations	8.7%
Short-Term Investments	6.3%
Other Asset Backed Securities	3.2%
Banks	2.8%
Electric	1.8%
Diversified Financial Services	1.5%
Insurance	1.2%
REITS	0.7%
Pharmaceuticals	0.6%
Healthcare-Services	0.6%
Biotechnology	0.6%
Software	0.5%
Computers	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546315 (11/25)
Seasons Series Trust

Seasons Series Trust
SA American Century Inflation Managed
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$546M
Total number of portfolio holdings	184
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	58.4%
Foreign Government Obligations	9.8%
Collateralized Mortgage Obligations	8.7%
Short-Term Investments	6.3%
Other Asset Backed Securities	3.2%
Banks	2.8%
Electric	1.8%
Diversified Financial Services	1.5%
Insurance	1.2%
REITS	0.7%
Pharmaceuticals	0.6%
Healthcare-Services	0.6%
Biotechnology	0.6%
Software	0.5%
Computers	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546794 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$39	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546323 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$47	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546612 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Columbia Focused Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$52	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$301M
Total number of portfolio holdings	36
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	22%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.2%
Healthcare-Services	7.6%
Telecommunications	6.9%
Semiconductors	6.6%
Electric	6.2%
Aerospace/Defense	5.8%
Pharmaceuticals	5.6%
Mining	5.3%
Oil & Gas	4.5%
Computers	3.3%
REITS	3.2%
Beverages	3.0%
Pipelines	2.9%
Insurance	2.8%
Oil & Gas Services	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546596 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$48	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546505 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$56	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546745 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Franklin Allocation Moderately Aggressive
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$62	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$214M
Total number of portfolio holdings	1,788
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	11.2%
Semiconductors	8.6%
Software	7.2%
Banks	7.2%
U.S. Government & Agency Obligations	6.7%
Computers	5.2%
Pharmaceuticals	4.4%
Insurance	3.3%
Retail	3.0%
Diversified Financial Services	2.9%
Electric	2.5%
Aerospace/Defense	2.1%
Telecommunications	2.0%
Commercial Services	2.0%
REITS	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546737 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$37	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546828 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546695 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Diversified Fixed Income
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$709M
Total number of portfolio holdings	1,935
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	74.3%
Collateralized Mortgage Obligations	7.4%
Banks	5.5%
Electric	5.1%
Other Asset Backed Securities	3.0%
Oil & Gas	2.1%
Pipelines	2.0%
Foreign Government Obligations	1.8%
Semiconductors	1.4%
Food	1.2%
Media	1.1%
Telecommunications	1.0%
Insurance	0.9%
Healthcare-Services	0.9%
Pharmaceuticals	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546687 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$58	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546844 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$66	1.22%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546588 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed International Equity
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$71	1.32%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$292M
Total number of portfolio holdings	747
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.2%
Pharmaceuticals	7.8%
Insurance	5.7%
Semiconductors	5.5%
Aerospace/Defense	3.6%
Retail	3.2%
Oil & Gas	3.2%
Healthcare-Products	2.9%
Telecommunications	2.9%
Cosmetics/Personal Care	2.9%
Food	2.8%
Electrical Components & Equipment	2.8%
Software	2.3%
Internet	2.2%
Auto Manufacturers	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546570 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$46	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546703 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$55	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546547 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$60	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$331M
Total number of portfolio holdings	262
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	21.4%
Software	21.1%
Semiconductors	15.3%
Computers	7.5%
Auto Manufacturers	4.9%
Diversified Financial Services	4.0%
Retail	3.1%
Biotechnology	2.6%
Pharmaceuticals	2.5%
Commercial Services	2.0%
Healthcare-Products	1.5%
Banks	1.3%
Apparel	1.0%
Aerospace/Defense	1.0%
Insurance	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546539 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$45	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546885 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$53	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546521 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Large Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$58	1.12%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$327M
Total number of portfolio holdings	453
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	18%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	9.0%
Banks	9.0%
Software	6.9%
Oil & Gas	5.1%
Computers	4.9%
Insurance	4.4%
Diversified Financial Services	4.2%
Electric	4.0%
Semiconductors	3.8%
Telecommunications	3.6%
Healthcare-Services	3.5%
Internet	3.5%
Retail	3.2%
REITS	3.0%
Healthcare-Products	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546513 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$54	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546877 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$63	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546497 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$68	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$177M
Total number of portfolio holdings	423
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	18.3%
Retail	6.1%
Internet	5.5%
Diversified Financial Services	5.1%
Aerospace/Defense	5.1%
Commercial Services	4.8%
Leisure Time	4.6%
Healthcare-Products	4.5%
Entertainment	4.1%
Biotechnology	3.1%
Electric	2.9%
Pharmaceuticals	2.8%
Electronics	2.8%
Lodging	2.6%
Machinery-Construction & Mining	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546489 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$51	0.98%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546869 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$59	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546471 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Mid Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$64	1.23%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$201M
Total number of portfolio holdings	780
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.5%
Insurance	6.7%
Electric	6.6%
Banks	5.0%
Oil & Gas	4.4%
Electronics	4.1%
Diversified Financial Services	3.9%
Machinery-Diversified	3.8%
Healthcare-Products	3.5%
Software	3.3%
Commercial Services	3.2%
Retail	2.9%
Food	2.8%
Healthcare-Services	2.5%
Computers	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546463 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$56	1.04%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546851 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$64	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546364 (11/25)
Seasons Series Trust

Seasons Series Trust
SA Multi-Managed Small Cap
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$69	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$137M
Total number of portfolio holdings	1,005
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.1%
REITS	5.6%
Software	5.1%
Healthcare-Products	4.5%
Diversified Financial Services	4.2%
Commercial Services	4.0%
Retail	3.7%
Telecommunications	3.6%
Biotechnology	3.4%
Electronics	3.3%
Engineering & Construction	3.1%
Semiconductors	3.0%
Chemicals	2.9%
Computers	2.8%
Insurance	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
812546356 (11/25)
Seasons Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Seasons Series Trust

Semi-Annual Financial Statements and Other Information
September 30, 2025

Seasons Series Trust
Semi-Annual Financial Statements and Other Information September 30, 2025

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 60.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	471,620	$ 10,389,779
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	746,666	12,611,194
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	829,272	10,896,629
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	315,405	5,295,656
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	270,511	4,823,218
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	370,809	4,427,464
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	331,485	23,134,363
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	163,410	2,181,524
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	559,277	7,242,635
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	836,827	19,581,760
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	55,817	984,610
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	365,954	9,470,884
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	1,117,416	16,213,699
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	406,578	3,069,662
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	396,630	9,646,034
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	402,345	14,705,713
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	549,638	14,482,971
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	290,058	6,268,157
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	838,777	28,971,360
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	950,096	42,944,343
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	1,151,617	23,619,658
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	1,316,377	25,761,494
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	292,448	6,951,494
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	313,477	5,094,006
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	252,156	3,658,775
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	256,520	13,236,433
Total Domestic Equity Investment Companies (cost $268,007,394)		325,663,515
International Equity Investment Companies — 22.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,881,781	29,999,341
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	283,007	$ 5,147,902
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	930,717	20,103,491
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,378,064	22,117,923
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	670,113	6,801,646
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,431,754	16,393,584
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	451,439	7,539,023
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	908,959	13,479,868
Total International Equity Investment Companies (cost $101,158,858)		121,582,778
Domestic Fixed Income Investment Companies — 16.8%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	489,546	4,435,288
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,831,194	19,172,605
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	872,373	10,608,057
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,008,689	9,925,496
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	312,203	3,253,154
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	909,410	12,304,314
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,781,800	23,645,301
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	132,991	1,482,845
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	990,009	5,494,549
Total Domestic Fixed Income Investment Companies (cost $90,099,351)		90,321,609
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,130,513)	123,976	1,211,247
TOTAL INVESTMENTS (cost $460,396,116)(2)	100.1%	538,779,149
Other assets less liabilities	(0.1)	(291,104)
NET ASSETS	100.0%	$538,488,045
#	The Seasons Series Trust SA Allocation Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$538,779,149	$—	$—	$538,779,149
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 56.7%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	828,727	$ 7,508,270
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,186,735	33,365,114
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,389,544	16,896,848
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,583,243	15,579,112
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	623,036	6,492,030
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,467,663	19,857,483
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,587,250	38,991,627
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	223,047	2,486,976
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,519,403	8,432,685
Total Domestic Fixed Income Investment Companies (cost $153,038,841)		149,610,145
Domestic Equity Investment Companies — 32.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	124,542	2,743,665
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	203,197	3,431,992
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	222,254	2,920,421
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	77,435	1,300,138
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	72,615	1,294,718
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	107,048	1,278,158
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	74,629	5,208,339
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	76,487	1,021,103
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	179,627	2,326,173
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	210,825	4,933,301
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	19,571	345,223
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	115,658	2,993,235
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	254,993	3,699,948
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	62,427	471,324
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	117,355	2,854,079
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	112,518	4,112,536
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	130,179	3,430,209
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	94,611	2,044,532
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	206,611	$ 7,136,355
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	251,850	11,383,611
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	350,494	7,188,639
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	304,349	5,956,102
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	109,226	2,596,307
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	102,331	1,662,873
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	61,063	886,027
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	65,809	3,395,748
Total Domestic Equity Investment Companies (cost $70,606,335)		86,614,756
International Equity Investment Companies — 10.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	678,880	7,067,144
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	36,690	667,387
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	195,431	4,221,312
SunAmerica Series Trust SA International Index Portfolio, Class 1	292,827	4,699,875
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	105,280	1,068,591
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	317,521	3,635,613
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	147,980	2,471,262
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	234,652	3,479,894
Total International Equity Investment Companies (cost $22,737,202)		27,311,078
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $619,608)	67,939	663,767
TOTAL INVESTMENTS (cost $247,001,986)(2)	100.1%	264,199,746
Other assets less liabilities	(0.1)	(189,726)
NET ASSETS	100.0%	$264,010,020
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$264,199,746	$—	$—	$264,199,746
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 44.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	218,447	$ 4,812,380
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	266,918	4,508,247
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	357,249	4,694,252
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	110,152	1,849,446
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	117,828	2,100,868
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	193,464	2,309,962
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	143,028	9,981,934
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	110,703	1,477,888
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	253,471	3,282,453
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	357,518	8,365,929
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	18,862	332,718
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	181,144	4,688,001
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	468,575	6,799,023
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	152,305	1,149,903
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	198,365	4,824,244
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	187,694	6,860,210
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	228,495	6,020,843
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	141,339	3,054,338
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	338,434	11,689,515
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	368,496	16,656,037
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	477,237	9,788,137
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	478,358	9,361,454
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	166,369	3,954,594
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	152,399	2,476,487
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	80,119	1,162,519
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	112,459	5,802,887
Total Domestic Equity Investment Companies (cost $112,200,441)		138,004,269
Domestic Fixed Income Investment Companies — 41.6%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	687,461	6,228,395
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	2,790,197	$ 29,213,362
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,245,193	15,141,544
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,412,403	13,898,046
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	474,666	4,946,022
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,250,504	16,919,314
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	4,007,705	34,065,495
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	247,858	2,763,615
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,320,192	7,327,068
Total Domestic Fixed Income Investment Companies (cost $133,788,896)		130,502,861
International Equity Investment Companies — 14.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,000,310	10,413,224
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	64,470	1,172,715
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	312,646	6,753,153
SunAmerica Series Trust SA International Index Portfolio, Class 1	530,029	8,506,971
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	204,387	2,074,524
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	508,341	5,820,498
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	216,318	3,612,514
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	410,105	6,081,859
Total International Equity Investment Companies (cost $37,477,458)		44,435,458
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $720,810)	79,046	772,285
TOTAL INVESTMENTS (cost $284,187,605)(2)	100.1%	313,714,873
Other assets less liabilities	(0.1)	(206,385)
NET ASSETS	100.0%	$313,508,488
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$313,714,873	$—	$—	$313,714,873
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 50.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	406,960	$ 8,965,337
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	517,931	8,747,850
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	761,920	10,011,629
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	244,086	4,098,203
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	235,557	4,199,974
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	284,880	3,401,465
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	295,463	20,620,356
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	193,549	2,583,883
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	508,283	6,582,263
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	683,315	15,989,567
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	110,320	1,946,037
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	325,629	8,427,271
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	919,604	13,343,447
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	315,336	2,380,791
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	338,450	8,231,105
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	378,452	13,832,426
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	470,111	12,387,434
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	258,929	5,595,452
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	699,335	24,155,027
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	780,496	35,278,443
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	981,751	20,135,714
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	966,285	18,910,196
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	296,416	7,045,819
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	265,826	4,319,676
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	213,394	3,096,346
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	216,871	11,190,559
Total Domestic Equity Investment Companies (cost $222,514,474)		275,476,270
Domestic Fixed Income Investment Companies — 31.8%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	918,485	8,321,473
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,695,035	$ 38,687,012
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,648,119	20,041,126
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,900,348	18,699,421
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	632,631	6,592,015
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	1,660,881	22,471,716
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	5,603,054	47,625,962
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	281,347	3,137,021
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,761,562	9,776,671
Total Domestic Fixed Income Investment Companies (cost $180,517,525)		175,352,417
International Equity Investment Companies — 18.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,318,920	24,139,962
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	200,794	3,652,441
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	734,830	15,872,331
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,123,416	18,030,827
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	533,537	5,415,398
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,155,913	13,235,204
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	418,918	6,995,925
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	824,807	12,231,882
Total International Equity Investment Companies (cost $81,913,910)		99,573,970
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $1,236,813)	135,633	1,325,138
TOTAL INVESTMENTS (cost $486,182,722)(2)	100.1%	551,727,795
Other assets less liabilities	(0.1)	(294,127)
NET ASSETS	100.0%	$551,433,668
#	The Seasons Series Trust SA Allocation Moderately Aggressive Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$551,727,795	$—	$—	$551,727,795
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 12.5%
Banks — 2.8%
Citibank, N.A.
4.88%, 11/19/2027	$ 2,300,000	$ 2,317,917
Citigroup, Inc.
5.83%, 02/13/2035	655,000	679,334
JPMorgan Chase & Co.
4.51%, 10/22/2028	569,000	573,862
5.00%, 07/22/2030	1,500,000	1,538,615
5.30%, 07/24/2029	710,000	731,534
6.09%, 10/23/2029	1,482,000	1,563,917
M&T Bank Corp.
5.13%, 11/01/2026(1)	59,000	58,742
Morgan Stanley
4.99%, 04/12/2029	676,000	689,502
Royal Bank of Canada
4.70%, 08/06/2031	553,000	560,239
Truist Financial Corp.
6.12%, 10/28/2033	1,975,000	2,127,890
US Bank NA
4.51%, 10/22/2027	1,380,000	1,384,468
Wells Fargo & Co.
3.90%, 03/15/2026(1)	1,640,000	1,624,073
4.97%, 04/23/2029	1,025,000	1,044,518
5.61%, 04/23/2036	170,000	178,407
6.30%, 10/23/2029	250,000	264,791
		15,337,809
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/2033	1,110,000	1,149,783
Royalty Pharma PLC
4.45%, 03/25/2031	1,864,000	1,848,465
		2,998,248
Computers — 0.4%
Apple, Inc.
4.20%, 05/12/2030	1,475,000	1,490,905
Dell International LLC / EMC Corp.
4.15%, 02/15/2029	865,000	862,930
		2,353,835
Diversified Financial Services — 1.5%
American Express Co.
4.35%, 07/20/2029	1,375,000	1,383,112
Atlas Warehouse Lending Co. LP
6.25%, 01/15/2030*	1,060,000	1,089,899
Capital One Financial Corp.
2.36%, 07/29/2032	1,285,000	1,109,156
7.62%, 10/30/2031	1,620,000	1,832,208
Charles Schwab Corp.
4.00%, 06/01/2026(1)	1,670,000	1,651,214
5.00%, 06/01/2027(1)	1,095,000	1,089,870
		8,155,459
Electric — 1.8%
Black Hills Corp.
4.55%, 01/31/2031	2,088,000	2,087,901
Consumers Energy Co.
4.50%, 01/15/2031	1,853,000	1,871,933
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	1,320,000	1,336,122
Jersey Central Power & Light Co.
4.40%, 01/15/2031*	1,492,000	1,486,734
Security Description	Shares or Principal Amount	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
4.30%, 05/15/2028	$ 2,175,000	$ 2,188,588
Wisconsin Electric Power Co.
4.15%, 10/15/2030	1,112,000	1,107,303
		10,078,581
Food — 0.3%
Mars, Inc.
5.20%, 03/01/2035*	1,815,000	1,855,178
Healthcare-Services — 0.6%
HCA, Inc.
5.25%, 03/01/2030	1,310,000	1,352,472
Roche Holdings, Inc.
2.31%, 03/10/2027*	1,820,000	1,782,089
		3,134,561
Insurance — 1.2%
American International Group, Inc.
5.13%, 03/27/2033	1,850,000	1,903,141
Athene Global Funding
4.86%, 08/27/2026*	1,370,000	1,378,887
5.35%, 07/09/2027*	1,056,000	1,075,761
Fortitude Global Funding
4.63%, 10/06/2028*	902,000	902,570
GA Global Funding Trust
4.40%, 09/23/2027*	1,395,000	1,397,825
		6,658,184
Investment Companies — 0.3%
HPS Corp. Lending Fund
4.90%, 09/11/2028*	590,000	586,963
North Haven Private Income Fund LLC
5.13%, 09/25/2028*	965,000	960,014
		1,546,977
Lodging — 0.1%
Hyatt Hotels Corp.
5.75%, 03/30/2032	262,000	273,245
Pharmaceuticals — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	1,180,000	1,166,453
CVS Health Corp.
5.13%, 02/21/2030	1,325,000	1,358,236
5.25%, 02/21/2033	805,000	823,633
		3,348,322
REITS — 0.7%
Highwoods Realty LP
3.88%, 03/01/2027	1,410,000	1,395,774
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,620,000	1,605,693
Realty Income Corp.
3.95%, 02/01/2029	790,000	786,084
		3,787,551
Retail — 0.3%
Lowe's Cos, Inc.
4.25%, 03/15/2031	1,855,000	1,842,995
Savings & Loans — 0.3%
Nationwide Building Society
4.35%, 09/30/2030*	1,415,000	1,409,693

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.2%
Intel Corp.
2.45%, 11/15/2029	$ 1,070,000	$ 993,625
Software — 0.5%
Oracle Corp.
4.45%, 09/26/2030	1,360,000	1,359,333
Synopsys, Inc.
4.65%, 04/01/2028	795,000	803,898
4.85%, 04/01/2030	790,000	804,671
		2,967,902
Telecommunications — 0.3%
Sprint Capital Corp.
6.88%, 11/15/2028	1,280,000	1,376,830
Total Corporate Bonds & Notes (cost $67,473,723)		68,118,995
ASSET BACKED SECURITIES — 3.4%
Home Equity — 0.2%
RCKT Mtg. Trust VRS
Series 2024-CES3, Class A1A 6.59%, 05/25/2044*(2)	475,783	483,496
Towd Point Mtg. Trust VRS
Series 2024-CES3, Class A1 6.29%, 05/25/2064*(2)	645,356	653,473
		1,136,969
Other Asset Backed Securities — 3.2%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	1,400,000	1,364,321
Cedar Funding VIII CLO, Ltd. FRS
Series 2017-8A, Class ARR 5.54%, (TSFR3M+1.22%), 01/17/2038*	2,225,000	2,225,029
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,122,664
Elmwood CLO 39, Ltd. FRS
Series 2025-2A, Class A1 5.42%, (TSFR3M+1.14%), 04/17/2038*	2,775,000	2,775,111
Palmer Square CLO, Ltd. FRS
Series 2024-4A, Class A2 5.82%, (TSFR3M+1.50%), 01/15/2038*	775,000	776,018
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 6.08%, (TSFR3M+1.76%), 10/15/2029*	3,053,000	3,053,986
SCF Equipment Leasing LLC
Series 2024-1A, Class A3 5.52%, 01/20/2032*	1,150,000	1,181,053
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	216,407	213,669
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	598,117	577,890
Subway Funding LLC
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	735,442	754,360
Switch ABS Issuer LLC
Series 2024-2A, Class A2 5.44%, 06/25/2054*	825,000	829,165
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	$ 1,611,187	$ 1,641,594
		17,514,860
Total Asset Backed Securities (cost $18,450,014)		18,651,829
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Commercial and Residential — 8.7%
BANK VRS
Series 2020-BN29, Class XA 1.41%, 11/15/2053(2)(3)	6,867,099	365,125
BANK5
Series 2024-5YR7, Class A3 5.77%, 06/15/2057	2,032,000	2,120,738
BANK5 Trust
Series 2024-5YR6, Class A3 6.23%, 05/15/2057	1,090,000	1,151,249
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	533,000	560,799
Benchmark Mtg. Trust VRS
Series 2024-V8, Class A3 6.19%, 07/15/2057(2)	1,886,000	1,992,372
BFLD Trust VRS
Series 2025-FPM, Class A 5.01%, 10/10/2030*(2)	2,240,000	2,256,400
Chase Home Lending Mtg. Trust VRS
Series 2024-9, Class A4 5.50%, 09/25/2055*(2)	1,336,781	1,343,065
Series 2024-9, Class A6 5.50%, 09/25/2055*(2)	526,050	527,118
Series 2025-9, Class A4A 5.50%, 06/25/2056*(2)	2,685,837	2,702,250
Series 2025-10, Class A4A 5.50%, 07/25/2056*(2)	1,900,000	1,914,115
Series 2024-2, Class A4A 6.00%, 02/25/2055*(2)	518,214	524,036
Series 2024-10, Class A4 6.00%, 10/25/2055*(2)	1,242,685	1,258,481
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2024-CMI1, Class A11 5.50%, 06/25/2054*(2)	1,996,864	2,003,771
Cross Mtg. Trust
Series 2025-H5, Class A2 5.76%, 07/25/2070*(4)	2,077,308	2,093,108
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,908,707
GCAT Trust VRS
Series 2024-INV3, Class A6 5.50%, 09/25/2054*(2)	872,309	878,649
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	2,899,000	2,653,094
JPMorgan Mtg. Trust
Series 2025-7MPR, Class A1D 5.32%, 02/25/2056*(4)	1,441,509	1,442,425
JPMorgan Mtg. Trust VRS
Series 2024-9, Class A6 5.50%, 02/25/2055*(2)	897,657	898,358

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-10, Class A4 5.50%, 03/25/2055*(2)	$ 1,244,750	$ 1,249,439
Series 2024-10, Class A6 5.50%, 03/25/2055*(2)	890,894	892,641
Series 2024-6, Class A6 6.00%, 12/25/2054*(2)	569,436	572,459
Series 2024-11, Class A4 6.00%, 04/25/2055*(2)	1,945,037	1,971,296
Series 2024-11, Class A6 6.00%, 04/25/2055*(2)	784,179	790,662
Series 2024-INV1, Class A4 6.00%, 04/25/2055*(2)	1,136,258	1,152,303
OBX Trust VRS
Series 2024-J1, Class A5 5.50%, 09/25/2054*(2)	772,544	774,989
PMT Loan Trust VRS
Series 2025-J2, Class A9 5.50%, 08/25/2056*(2)	3,036,849	3,056,334
Provident Funding Mtg. Trust VRS
Series 2024-1, Class A3 5.50%, 12/25/2054*(2)	1,953,197	1,963,152
Rate Mtg. Trust VRS
Series 2024-J3, Class A8 5.50%, 10/25/2054*(2)	458,482	459,345
Sequoia Mtg. Trust VRS
Series 2024-9, Class A5 5.50%, 10/25/2054*(2)	1,010,596	1,014,645
Series 2024-10, Class A11 5.50%, 11/25/2054*(2)	823,149	824,189
Series 2024-10, Class A5 5.50%, 11/25/2054*(2)	720,649	723,496
Series 2025-8, Class A4 5.50%, 09/25/2055*(2)	1,602,797	1,613,678
Series 2024-6, Class A11 6.00%, 07/27/2054*(2)	439,974	443,085
Starwood Mtg. Residential Trust VRS
Series 2020-3, Class A1 1.49%, 04/25/2065*(2)	330,855	322,645
Total Collateralized Mortgage Obligations (cost $47,519,977)		47,418,218
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.4%
U.S. Government — 50.6%
United States Treasury Bonds TIPS
0.13%, 02/15/2052(5)	6,202,445	3,358,201
0.25%, 02/15/2050(5)	6,783,682	4,008,630
0.63%, 02/15/2043(5)	9,596,355	7,283,110
0.75%, 02/15/2042 to 02/15/2045(5)	22,943,341	17,473,260
0.88%, 02/15/2047(5)	13,455,601	9,928,831
1.00%, 02/15/2046 to 02/15/2049(5)	26,787,137	20,249,629
1.38%, 02/15/2044(5)	2,772,100	2,369,143
1.50%, 02/15/2053(5)	4,401,216	3,520,888
2.13%, 02/15/2041(5)	12,317,001	12,300,061
2.50%, 01/15/2029(5)	601,828	628,806
United States Treasury Notes TIPS
0.13%, 07/15/2030 to 07/15/2031(5)	42,758,671	40,227,738
0.13%, 01/15/2032(5)(6)	7,842,671	7,220,762
0.25%, 07/15/2029(5)(6)(7)	21,973,764	21,314,203
0.63%, 07/15/2032(5)	19,345,320	18,308,062
0.88%, 01/15/2029(5)	11,833,710	11,743,017
1.13%, 01/15/2033(5)	12,210,907	11,834,214
1.38%, 07/15/2033(5)	29,728,458	29,268,802
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
1.63%, 10/15/2029(5)		$ 2,053,240	$ 2,093,852
1.75%, 01/15/2034(5)		1,418,688	1,425,293
1.88%, 07/15/2034 to 07/15/2035(5)		44,090,728	44,662,149
2.13%, 04/15/2029 to 01/15/2035(5)		7,146,507	7,374,104
			276,592,755
U.S. Government Agency — 7.8%
Federal Home Loan Mtg. Corp.
4.00%, 11/01/2052		3,141,124	2,985,441
5.00%, 06/01/2053		3,202,086	3,182,916
5.50%, 10/01/2054		3,745,428	3,786,956
6.00%, 11/01/2053		2,234,559	2,296,751
Federal National Mtg. Assoc.
6.00%, 01/01/2053		2,473,246	2,543,808
6.63%, 11/15/2030		4,974,000	5,621,930
Government National Mtg. Assoc.
4.00%, 10/20/2052 to 04/20/2054		11,028,114	10,415,861
5.00%, 08/20/2053		7,602,672	7,579,552
5.50%, 11/20/2052 to 12/20/2052		4,256,521	4,307,614
			42,720,829
Total U.S. Government & Agency Obligations (cost $350,796,709)			319,313,584
FOREIGN GOVERNMENT OBLIGATIONS — 9.8%
Sovereign — 9.8%
Eagle Funding Luxco Sarl
5.50%, 08/17/2030*		816,000	827,881
Government of Canada
1.50%, 06/01/2031	CAD	11,950,000	7,994,487
1.50%, 12/01/2031	CAD	10,720,000	7,107,460
2.75%, 09/01/2030	CAD	5,970,000	4,291,691
Government of New Zealand
1.50%, 05/15/2031	NZD	10,300,000	5,339,907
2.00%, 05/15/2032	NZD	10,300,000	5,349,074
United Kingdom Treasury Gilt
4.38%, 03/07/2030	GBP	12,750,000	17,308,422
United Kingdom Treasury Gilt TIPS
0.13%, 03/22/2026(5)	GBP	4,089,072	5,433,880
Total Foreign Government Obligations (cost $53,869,029)			53,652,802
MUNICIPAL SECURITIES — 0.3%
University of California Revenue Bonds
1.32%, 05/15/2027 (cost $1,501,465)		1,570,000	1,512,359
Total Long-Term Investment Securities (cost $539,610,917)			508,667,787

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 6.3%
Unaffiliated Investment Companies — 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(8) (cost $34,216,652)	34,216,652	$ 34,216,652
TOTAL INVESTMENTS (cost $573,827,569)(9)	99.4%	542,884,439
Other assets less liabilities	0.6	3,296,713
NET ASSETS	100.0%	$546,181,152
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Managed Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $73,330,244 representing 13.4% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2025.
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of September 30, 2025.
(9)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
TIPS—Treasury Inflation Protected Securities
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
GBP—British Pound
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 172	$ 69,973	$ 70,145
Centrally Cleared	50,000,000	USD	Fixed 3.537	12-Month USA CPI	Maturity	Maturity	Mar 2027	234	338,682	338,916
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	234	331,854	332,088
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	393	(5,090)	(4,697)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	462	45,830	46,292
Centrally Cleared	12,500,000	USD	Fixed 2.415	12-Month USA CPI	Maturity	Maturity	Feb 2028	270	296,213	296,483
Centrally Cleared	10,000,000	USD	Fixed 2.438	12-Month USA CPI	Maturity	Maturity	Feb 2030	360	228,258	228,618
Centrally Cleared	3,800,000	USD	Fixed 2.619	12-Month USA CPI	Maturity	Maturity	Mar 2033	401	26,051	26,452
Centrally Cleared	3,000,000	USD	Fixed 2.495	12-Month USA CPI	Maturity	Maturity	May 2033	404	39,285	39,689
Centrally Cleared	8,000,000	USD	Fixed 2.662	12-Month USA CPI	Maturity	Maturity	Aug 2030	390	28,152	28,542
Centrally Cleared	5,800,000	USD	Fixed 2.650	12-Month USA CPI	Maturity	Maturity	Aug 2033	441	(11,651)	(11,210)
Centrally Cleared	18,300,000	USD	Fixed 2.370	12-Month USA CPI	Maturity	Maturity	Feb 2029	612	336,149	336,761
Centrally Cleared	1,700,000	USD	Fixed 2.485	12-Month USA CPI	Maturity	Maturity	Feb 2034	432	17,419	17,851
Centrally Cleared	4,000,000	USD	Fixed 2.433	12-Month USA CPI	Maturity	Maturity	Feb 2031	406	62,825	63,231
Centrally Cleared	12,000,000	USD	Fixed 2.389	12-Month USA CPI	Maturity	Maturity	Aug 2029	441	152,931	153,372
Centrally Cleared	12,000,000	USD	Fixed 2.446	12-Month USA CPI	Maturity	Maturity	Oct 2029	461	142,692	143,153
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	417	12,792	13,209
Centrally Cleared	1,500,000	USD	Fixed 2.523	12-Month USA CPI	Maturity	Maturity	Nov 2029	417	12,792	13,209
Centrally Cleared	10,700,000	USD	Fixed 2.562	12-Month USA CPI	Maturity	Maturity	Feb 2030	491	62,384	62,875
Centrally Cleared	3,000,000	USD	Fixed 2.420	12-Month USA CPI	Maturity	Maturity	May 2032	493	26,729	27,222
Centrally Cleared	2,400,000	USD	Fixed 2.575	12-Month USA CPI	Maturity	Maturity	Aug 2035	518	(2,161)	(1,643)
Centrally Cleared	4,100,000	USD	Fixed 2.599	12-Month USA CPI	Maturity	Maturity	Sep 2035	540	(16,305)	(15,765)
								$8,989	$2,195,804	$2,204,793
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
23	Long	U.S. Treasury 10 Year Notes	December 2025	$2,607,295	$2,587,500	$(19,795)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA American Century Inflation Managed Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,269,176	USD	2,385,383	12/17/2025	$ 27,881	$ —
	NZD	18,098,660	USD	10,688,037	12/17/2025	164,717	—
	USD	685,123	CAD	949,269	12/17/2025	—	(576)
						192,598	(576)
Goldman Sachs International	GBP	1,968,831	USD	2,650,527	12/17/2025	2,379	—
	USD	497,711	CAD	686,990	12/17/2025	—	(2,302)
						2,379	(2,302)
Morgan Stanley & Co. International PLC	CAD	31,908,985	USD	23,168,246	12/17/2025	157,719	—
	GBP	14,642,725	USD	19,848,770	12/17/2025	153,784	—
	USD	5,080,647	CAD	7,042,632	12/17/2025	—	(1,993)
						311,503	(1,993)
Unrealized Appreciation (Depreciation)						$506,480	$(4,871)
CAD—Canadian Dollar
GBP—British Pound
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$68,118,995	$—	$68,118,995
Asset Backed Securities	—	18,651,829	—	18,651,829
Collateralized Mortgage Obligations	—	47,418,218	—	47,418,218
U.S. Government & Agency Obligations	—	319,313,584	—	319,313,584
Foreign Government Obligations	—	53,652,802	—	53,652,802
Municipal Securities	—	1,512,359	—	1,512,359
Short-Term Investments	34,216,652	—	—	34,216,652
Total Investments at Value	$34,216,652	$508,667,787	$—	$542,884,439
Other Financial Instruments:†
Swaps	$—	$2,231,011	$—	$2,231,011
Forward Foreign Currency Contracts	—	506,480	—	506,480
Total Other Financial Instruments	$—	$2,737,491	$—	$2,737,491
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$35,207	$—	$35,207
Futures Contracts	19,795	—	—	19,795
Forward Foreign Currency Contracts	—	4,871	—	4,871
Total Other Financial Instruments	$19,795	$40,078	$—	$59,873
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Aerospace/Defense — 5.8%
Boeing Co.†	41,249	$ 8,902,772
RTX Corp.	50,245	8,407,496
		17,310,268
Agriculture — 2.5%
Philip Morris International, Inc.	45,859	7,438,330
Airlines — 2.8%
Southwest Airlines Co.	261,866	8,356,144
Banks — 15.2%
Bank of America Corp.	178,432	9,205,307
Citigroup, Inc.	96,186	9,762,879
JPMorgan Chase & Co.	26,728	8,430,813
Morgan Stanley	60,452	9,609,450
Wells Fargo & Co.	102,723	8,610,242
		45,618,691
Beverages — 3.0%
Constellation Brands, Inc., Class A	67,751	9,124,027
Computers — 3.3%
EPAM Systems, Inc.†	65,636	9,897,252
Electric — 6.2%
AES Corp.	743,686	9,786,908
PG&E Corp.	598,414	9,024,083
		18,810,991
Healthcare-Services — 7.6%
Centene Corp.†	174,697	6,233,189
Cigna Group	29,040	8,370,780
Tenet Healthcare Corp.†	41,237	8,372,760
		22,976,729
Insurance — 2.8%
MetLife, Inc.	103,192	8,499,925
Internet — 2.8%
Alphabet, Inc., Class A	34,056	8,279,014
Machinery-Construction & Mining — 2.0%
Caterpillar, Inc.	12,921	6,165,255
Mining — 5.3%
Barrick Mining Corp.	194,077	6,359,903
Freeport-McMoRan, Inc.	246,450	9,665,769
		16,025,672
Oil & Gas — 4.5%
Chevron Corp.	46,634	7,241,794
Marathon Petroleum Corp.	32,683	6,299,321
		13,541,115
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 2.8%
TechnipFMC PLC	214,292	$ 8,453,819
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	160,112	7,221,051
CVS Health Corp.	126,481	9,535,403
		16,756,454
Pipelines — 2.9%
Williams Cos., Inc.	137,968	8,740,273
REITS — 3.2%
American Tower Corp.	50,791	9,768,125
Retail — 2.8%
Lowe's Cos., Inc.	33,088	8,315,345
Semiconductors — 6.6%
Applied Materials, Inc.	57,374	11,746,753
QUALCOMM, Inc.	49,489	8,232,990
		19,979,743
Software — 0.9%
Teradata Corp.†	122,246	2,629,512
Telecommunications — 6.9%
Corning, Inc.	117,668	9,652,306
Verizon Communications, Inc.	251,982	11,074,609
		20,726,915
Transportation — 1.8%
CSX Corp.	154,910	5,500,854
Total Long-Term Investment Securities (cost $228,693,780)		292,914,453
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.26% dated 09/30/2025, to be repurchased 10/01/2025 in the amount of $5,575,329 and collateralized by $5,593,100 of United States Treasury Notes, bearing interest at 3.75% due 04/30/2027 and having an approximate value of $5,686,640 (cost $5,575,134)	$5,575,134	5,575,134
TOTAL INVESTMENTS (cost $234,268,914)(1)	99.1%	298,489,587
Other assets less liabilities	0.9	2,597,419
NET ASSETS	100.0%	$301,087,006
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$292,914,453	$—	$—	$292,914,453
Repurchase Agreements	—	5,575,134	—	5,575,134
Total Investments at Value	$292,914,453	$5,575,134	$—	$298,489,587
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.2%
Advertising — 0.0%
Nexxen International, Ltd.†	1,182	$ 10,934
Aerospace/Defense — 1.8%
AeroVironment, Inc.†	57	17,949
Airbus SE	2,138	495,498
Astronics Corp.†	444	20,251
Boeing Co.†	554	119,570
Curtiss-Wright Corp.	245	133,020
General Dynamics Corp.	825	281,325
General Electric Co.	605	181,996
Joby Aviation, Inc.†	2,143	34,588
Leonardo DRS, Inc.	2,884	130,934
Lockheed Martin Corp.	3,551	1,772,695
Moog, Inc., Class A	42	8,722
Northrop Grumman Corp.	207	126,129
RTX Corp.	774	129,513
Thales SA	1,073	335,851
		3,788,041
Agriculture — 0.8%
Archer-Daniels-Midland Co.	2,070	123,662
Dole PLC	1,957	26,302
Fresh Del Monte Produce, Inc.	637	22,117
Imperial Brands PLC	7,991	339,393
Philip Morris International, Inc.	7,466	1,210,985
Turning Point Brands, Inc.	417	41,225
		1,763,684
Airlines — 0.4%
Delta Air Lines, Inc.	2,073	117,643
Qantas Airways, Ltd.	37,815	273,242
Ryanair Holdings PLC	10,664	309,246
SkyWest, Inc.†	494	49,706
Sun Country Airlines Holdings, Inc.†	908	10,723
United Airlines Holdings, Inc.†	1,165	112,423
		872,983
Apparel — 0.3%
adidas AG	248	52,235
Asics Corp.	4,300	112,585
Carter's, Inc.	961	27,119
Hanesbrands, Inc.†	1,429	9,417
Hermes International S.C.A.	107	261,674
Kontoor Brands, Inc.	92	7,339
LVMH Moet Hennessy Louis Vuitton SE	46	28,110
Tapestry, Inc.	1,165	131,901
		630,380
Auto Manufacturers — 1.8%
Blue Bird Corp.†	444	25,552
Cummins, Inc.	311	131,357
Mahindra & Mahindra, Ltd.	4,957	191,773
REV Group, Inc.	505	28,618
Stellantis NV	5,677	52,414
Subaru Corp.	5,100	104,494
Tesla, Inc.†	7,439	3,308,272
Toyota Motor Corp.	3,400	65,513
		3,907,993
Auto Parts & Equipment — 0.3%
Adient PLC†	798	19,216
Aeva Technologies, Inc.†	642	9,309
Aisin Corp.	13,000	225,040
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Allison Transmission Holdings, Inc.	1,364	$ 115,776
American Axle & Manufacturing Holdings, Inc.†	4,319	25,957
BorgWarner, Inc.	2,838	124,758
Dana, Inc.	2,206	44,208
Dorman Products, Inc.†	52	8,106
Gentherm, Inc.†	233	7,936
Microvast Holdings, Inc.†	10,343	39,821
Visteon Corp.	391	46,865
		666,992
Banks — 6.6%
Abu Dhabi Islamic Bank PJSC	40,306	239,002
AIB Group PLC	16,066	145,523
Amalgamated Financial Corp.	529	14,362
Ameris Bancorp	112	8,211
Associated Banc-Corp.	312	8,021
Banco Bilbao Vizcaya Argentaria SA	13,208	253,382
Banco de Sabadell SA	18,551	71,873
Banco Santander SA	56,063	584,094
Bank Central Asia Tbk PT	144,800	66,253
Bank Hapoalim BM	10,894	221,419
Bank Leumi Le-Israel BM	16,819	331,536
Bank of America Corp.	7,873	406,168
Bank of China, Ltd.	497,000	272,068
Bank of N.T. Butterfield & Son, Ltd.(1)	435	18,670
Bank of New York Mellon Corp.	1,229	133,912
Banner Corp.	133	8,711
Barclays PLC	73,610	375,797
BNP Paribas SA	1,388	126,016
BOC Hong Kong Holdings, Ltd.	8,500	39,912
Cathay General Bancorp	893	42,873
Central Pacific Financial Corp.	493	14,958
Citigroup, Inc.	19,331	1,962,096
Citizens Financial Group, Inc.	2,394	127,265
Commonwealth Bank of Australia	138	15,240
Credit Agricole SA	3,994	78,403
Customers Bancorp, Inc.†	616	40,268
Enterprise Financial Services Corp.	419	24,294
Erste Group Bank AG	1,719	167,914
FB Financial Corp.	148	8,249
Financial Institutions, Inc.	268	7,290
First BanCorp.	2,098	46,261
First Financial Corp.	135	7,619
First Horizon Corp.	5,398	122,049
First Merchants Corp.	99	3,732
Goldman Sachs Group, Inc.	2,608	2,076,881
Grupo Financiero Banorte SAB de CV, Class O	12,340	123,936
Hancock Whitney Corp.	792	49,587
Hanmi Financial Corp.	496	12,246
Heritage Commerce Corp.	764	7,587
Hilltop Holdings, Inc.	911	30,446
Hope Bancorp, Inc.	1,093	11,772
Horizon Bancorp, Inc.	476	7,621
HSBC Holdings PLC	44,143	620,395
ICICI Bank, Ltd.	21,325	323,974
Independent Bank Corp.	248	7,682
Intesa Sanpaolo SpA	32,630	215,068
Itau Unibanco Holding SA (Preference Shares)	25,700	188,661
JPMorgan Chase & Co.	640	201,875
Lloyds Banking Group PLC	359,915	405,730
Mercantile Bank Corp.	159	7,155
Metropolitan Bank Holding Corp.	117	8,754
Mitsubishi UFJ Financial Group, Inc.	18,600	301,102

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Morgan Stanley	854	$ 135,752
National Bank Holdings Corp., Class A	230	8,887
National Bank of Greece SA	8,391	121,813
NatWest Group PLC	42,839	300,515
Northern Trust Corp.	916	123,294
Northrim BanCorp, Inc.	384	8,317
OFG Bancorp	599	26,050
Origin Bancorp, Inc.	220	7,594
OTP Bank Nyrt	521	44,998
Pathward Financial, Inc.	438	32,416
PNC Financial Services Group, Inc.	631	126,787
Popular, Inc.	1,005	127,645
Preferred Bank	237	21,422
Shore Bancshares, Inc.	319	5,235
Simmons First National Corp., Class A	991	18,997
State Street Corp.	10,878	1,261,957
Third Coast Bancshares, Inc.†	217	8,239
Towne Bank	228	7,882
Trustmark Corp.	753	29,819
UBS Group AG	4,631	189,126
UniCredit SpA	5,067	383,527
Univest Financial Corp.	315	9,456
US Bancorp	2,524	121,985
Valley National Bancorp	727	7,706
Veritex Holdings, Inc.	1,095	36,715
Webster Financial Corp.	2,018	119,950
Wells Fargo & Co.	1,975	165,544
Westamerica BanCorp	170	8,498
Zions Bancorp NA	2,124	120,176
		14,174,215
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	551	116,492
Carlsberg A/S, Class B	339	39,392
Coca-Cola Co.	1,851	122,758
Coca-Cola Consolidated, Inc.	1,038	121,612
Coca-Cola HBC AG	3,489	164,420
Keurig Dr Pepper, Inc.	4,554	116,173
Monster Beverage Corp.†	2,149	144,649
PepsiCo, Inc.	878	123,306
		948,802
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.†	1,911	40,781
ADMA Biologics, Inc.†	502	7,358
Akero Therapeutics, Inc.†	864	41,023
Alnylam Pharmaceuticals, Inc.†	274	124,944
Amgen, Inc.	449	126,708
Arcturus Therapeutics Holdings, Inc.†	633	11,666
Arrowhead Pharmaceuticals, Inc.†	278	9,588
BioCryst Pharmaceuticals, Inc.†	4,896	37,161
Exelixis, Inc.†	13,323	550,240
Genmab A/S†	469	142,182
Icosavax, Inc. CVR(2)	535	166
Incyte Corp.†	8,805	746,752
Inhibrx Biosciences, Inc.†	322	10,845
Keros Therapeutics, Inc.†	1,096	17,339
Kura Oncology, Inc.†	3,207	28,382
Maze Therapeutics, Inc.†	333	8,635
Mineralys Therapeutics, Inc.†	535	20,287
Precigen, Inc.†	10,785	35,483
Prothena Corp. PLC†	1,136	11,087
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
PTC Therapeutics, Inc.†	750	$ 46,027
Puma Biotechnology, Inc.†	1,669	8,862
Regeneron Pharmaceuticals, Inc.	222	124,824
Relay Therapeutics, Inc.†	5,484	28,626
Replimune Group, Inc.†	1,471	6,163
Rigel Pharmaceuticals, Inc.†	206	5,836
Sage Therapeutics, Inc. CVR(2)	2,828	509
Scholar Rock Holding Corp.†	231	8,602
Stoke Therapeutics, Inc.†	1,273	29,916
Tango Therapeutics, Inc.†	1,132	9,509
Travere Therapeutics, Inc.†	459	10,970
Vertex Pharmaceuticals, Inc.†	327	128,066
Vir Biotechnology, Inc.†	3,832	21,881
Wave Life Sciences, Ltd.†	1,077	7,884
Zymeworks, Inc.†	547	9,343
		2,417,645
Building Materials — 0.7%
Amber Enterprises India, Ltd.†	1,001	91,544
Apogee Enterprises, Inc.	423	18,430
Boise Cascade Co.	313	24,201
Cie de Saint-Gobain SA	3,057	328,974
Gibraltar Industries, Inc.†	127	7,976
Heidelberg Materials AG	529	118,966
Holcim AG	3,664	309,948
Louisiana-Pacific Corp.	1,294	114,959
Owens Corning	844	119,392
SPX Technologies, Inc.†	70	13,075
Trane Technologies PLC	303	127,854
UFP Industries, Inc.	414	38,705
UltraTech Cement, Ltd.	804	110,836
		1,424,860
Chemicals — 1.2%
Air Liquide SA	983	204,113
Avient Corp.	337	11,104
Axalta Coating Systems, Ltd.†	3,980	113,908
Balchem Corp.	51	7,653
Cabot Corp.	95	7,225
CF Industries Holdings, Inc.	7,676	688,537
DuPont de Nemours, Inc.	1,606	125,107
Ecolab, Inc.	426	116,664
Ingevity Corp.†	153	8,444
Innospec, Inc.	233	17,978
Intrepid Potash, Inc.†	259	7,920
Linde PLC	259	123,025
Mativ Holdings, Inc.(1)	736	8,324
Minerals Technologies, Inc.	537	33,359
Mosaic Co.	3,742	129,773
NewMarket Corp.	357	295,671
Perimeter Solutions, Inc.†	2,105	47,131
PPG Industries, Inc.	1,119	117,618
Rayonier Advanced Materials, Inc.†	1,692	12,216
Sherwin-Williams Co.	339	117,382
Shin-Etsu Chemical Co., Ltd.	9,900	324,879
		2,518,031
Coal — 0.1%
Alpha Metallurgical Resources, Inc.†	160	26,254
Core Natural Resources, Inc.	162	13,524
Peabody Energy Corp.(1)	2,458	65,186
SunCoke Energy, Inc.	1,105	9,017
		113,981

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.9%
ADT, Inc.	14,211	$ 123,778
Alarm.com Holdings, Inc.†	138	7,325
Arlo Technologies, Inc.†	1,385	23,476
Automatic Data Processing, Inc.	5,577	1,636,849
Brink's Co.	402	46,978
Cimpress PLC†	149	9,393
CoreCivic, Inc.†	596	12,129
Coursera, Inc.†	4,007	46,922
Experian PLC	2,439	122,089
GEO Group, Inc.†	335	6,864
Heidrick & Struggles International, Inc.	223	11,099
International Container Terminal Services, Inc.	17,310	140,264
Korn Ferry	338	23,653
Laureate Education, Inc.†	1,713	54,028
Legalzoom.com, Inc.†	3,660	37,991
NPK International, Inc.†	689	7,793
Paylocity Holding Corp.†	730	116,267
Payoneer Global, Inc.†	1,236	7,478
PayPal Holdings, Inc.†	16,953	1,136,868
Paysafe, Ltd.†	547	7,067
PROG Holdings, Inc.	793	25,661
Recruit Holdings Co., Ltd.	4,400	236,922
StoneCo., Ltd., Class A†	468	8,850
Toppan Holdings, Inc.	5,900	151,405
Udemy, Inc.†	1,158	8,118
Upbound Group, Inc.	286	6,758
Verisk Analytics, Inc.	452	113,682
ZipRecruiter, Inc., Class A†	1,857	7,837
		4,137,544
Computers — 5.1%
Accenture PLC, Class A	501	123,547
Apple, Inc.	36,715	9,348,740
Asia Vital Components Co., Ltd.	2,000	64,374
Check Point Software Technologies, Ltd.†	500	103,455
Coforge, Ltd.	1,660	29,727
Crowdstrike Holdings, Inc., Class A†	282	138,287
Fortinet, Inc.†	1,609	135,285
Fujitsu, Ltd.	1,600	37,694
International Business Machines Corp.	495	139,669
Leidos Holdings, Inc.	675	127,548
Maximus, Inc.	104	9,502
NEC Corp.	3,400	108,954
NetApp, Inc.	1,000	118,460
NetScout Systems, Inc.†	332	8,576
OneSpan, Inc.	488	7,754
Rapid7, Inc.†	1,993	37,369
Rigetti Computing, Inc.†	520	15,491
Rubrik, Inc., Class A†	1,831	150,600
V2X, Inc.†	295	17,136
Zscaler, Inc.†	445	133,349
		10,855,517
Cosmetics/Personal Care — 0.8%
APR Corp.	317	56,484
Colgate-Palmolive Co.	17,423	1,392,795
Procter & Gamble Co.	780	119,847
Unilever PLC	3,395	200,901
		1,770,027
Distribution/Wholesale — 0.3%
Bunzl PLC	1,024	32,309
G-III Apparel Group, Ltd.†	391	10,404
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Hudson Technologies, Inc.†	1,306	$ 12,969
Mitsubishi Corp.	8,000	191,013
Mitsui & Co., Ltd.	16,900	420,543
OPENLANE, Inc.†	290	8,346
Resideo Technologies, Inc.†	482	20,813
ScanSource, Inc.†	183	8,050
		704,447
Diversified Financial Services — 2.3%
AerCap Holdings NV	800	96,800
Ally Financial, Inc.	2,938	115,170
American Express Co.	382	126,885
Ameriprise Financial, Inc.	237	116,426
Bread Financial Holdings, Inc.	736	41,047
Capital One Financial Corp.	546	116,069
Charles Schwab Corp.	1,326	126,593
CME Group, Inc.	451	121,856
CTBC Financial Holding Co., Ltd.	85,000	119,644
Deutsche Boerse AG	879	235,397
Enova International, Inc.†	375	43,159
Euronext NV*	780	116,668
HDFC Asset Management Co., Ltd.*	2,046	127,292
Hong Kong Exchanges & Clearing, Ltd.	1,100	62,478
Intercontinental Exchange, Inc.	713	120,126
KB Financial Group, Inc.	1,715	141,180
LendingClub Corp.†	2,582	39,220
Mastercard, Inc., Class A	4,338	2,467,498
Meritz Financial Group, Inc.	746	60,348
Pagseguro Digital, Ltd., Class A	4,472	44,720
PennyMac Financial Services, Inc.	196	24,280
SLM Corp.	4,409	122,041
StoneX Group, Inc.†	464	46,827
Synchrony Financial	1,646	116,948
Virtu Financial, Inc., Class A	3,355	119,102
Virtus Investment Partners, Inc.	125	23,754
		4,891,528
Electric — 1.8%
ALLETE, Inc.	172	11,421
American Electric Power Co., Inc.	1,067	120,038
Avista Corp.	851	32,176
Black Hills Corp.	610	37,570
Consolidated Edison, Inc.	1,271	127,761
DTE Energy Co.	907	128,277
Duke Energy Corp.	1,017	125,854
E.ON SE	11,461	215,495
Edison International	17,580	971,822
Engie SA	14,434	309,354
Exelon Corp.	2,860	128,729
Iberdrola SA	22,218	420,100
Korea Electric Power Corp.	4,195	107,786
Northwestern Energy Group, Inc.	143	8,381
NRG Energy, Inc.	3,295	533,625
NTPC, Ltd.	42,788	164,186
Oklo, Inc.†	196	21,879
Otter Tail Corp.	61	5,000
PG&E Corp.	7,979	120,323
Portland General Electric Co.	265	11,660
Public Service Enterprise Group, Inc.	1,500	125,190
RWE AG	1,564	69,446
TXNM Energy, Inc.	147	8,313
Vistra Corp.	600	117,552
		3,921,938

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.4%
ABB, Ltd.	6,767	$ 487,261
AMETEK, Inc.	653	122,764
Eaton Corp. PLC	327	122,380
Energizer Holdings, Inc.	338	8,413
EnerSys	420	47,443
Generac Holdings, Inc.†	672	112,493
Harbin Electric Co, Ltd.	4,000	658
nLight, Inc.†	494	14,637
Powell Industries, Inc.	35	10,668
		926,717
Electronics — 0.6%
Allegion PLC	732	129,820
Allient, Inc.	359	16,065
Atmus Filtration Technologies, Inc.	1,046	47,164
ESCO Technologies, Inc.	55	11,611
Garmin, Ltd.	516	127,050
Honeywell International, Inc.	586	123,353
Hoya Corp.	2,700	373,821
Itron, Inc.†	372	46,336
Jabil, Inc.	579	125,741
Keysight Technologies, Inc.†	727	127,167
Plexus Corp.†	56	8,103
Sanmina Corp.†	98	11,281
SCREEN Holdings Co., Ltd.	1,200	109,220
TTM Technologies, Inc.†	1,040	59,904
Vicor Corp.†	154	7,657
		1,324,293
Energy - Alternate Sources — 0.0%
NEXTracker, Inc., Class A†	449	33,222
Engineering & Construction — 0.4%
ACS Actividades de Construccion y Servicios SA	398	31,775
Aena SME SA*	6,038	164,959
Frontdoor, Inc.†	781	52,553
Gamuda Bhd	67,879	89,194
Primoris Services Corp.	478	65,644
Samsung C&T Corp.	649	85,389
Sterling Infrastructure, Inc.†	206	69,974
Tutor Perini Corp.†	712	46,700
Vinci SA	2,166	299,946
		906,134
Entertainment — 0.2%
Aristocrat Leisure, Ltd.	6,853	317,333
Brightstar Lottery PLC	2,319	40,003
Cinemark Holdings, Inc.	528	14,795
FDJ United	535	17,901
Golden Entertainment, Inc.	311	7,333
Monarch Casino & Resort, Inc.	91	9,632
Red Rock Resorts, Inc., Class A	154	9,403
		416,400
Environmental Control — 0.2%
Pentair PLC	1,130	125,159
Republic Services, Inc.	543	124,608
Veralto Corp.	1,148	122,388
Waste Management, Inc.	568	125,431
		497,586
Food — 0.7%
Ajinomoto Co., Inc.	3,000	86,135
Security Description	Shares or Principal Amount	Value

Food (continued)
Calavo Growers, Inc.	281	$ 7,233
Cal-Maine Foods, Inc.	493	46,391
Coles Group, Ltd.	1,140	17,569
Ingredion, Inc.	949	115,882
Koninklijke Ahold Delhaize NV	6,447	260,756
Marks & Spencer Group PLC	2,855	13,996
Mondelez International, Inc., Class A	1,935	120,879
Nestle SA	953	87,477
Nissin Foods Holdings Co., Ltd.	2,000	37,678
Seneca Foods Corp., Class A†	76	8,203
Simply Good Foods Co.†	139	3,450
Smithfield Foods, Inc.	5,077	119,208
Tesco PLC	18,145	108,716
Tyson Foods, Inc., Class A	2,250	122,175
United Natural Foods, Inc.†	304	11,436
WH Group, Ltd.*	286,000	309,817
		1,477,001
Food Service — 0.1%
Compass Group PLC	8,923	303,494
Forest Products & Paper — 0.0%
Sylvamo Corp.	498	22,022
Gas — 0.1%
National Fuel Gas Co.	1,360	125,623
New Jersey Resources Corp.	860	41,409
Northwest Natural Holding Co.	191	8,582
Sembcorp Industries, Ltd.	9,500	44,335
Spire, Inc.	108	8,804
		228,753
Hand/Machine Tools — 0.2%
Franklin Electric Co., Inc.	89	8,473
Lincoln Electric Holdings, Inc.	502	118,386
Schindler Holding AG (Participation Certificate)	573	216,805
		343,664
Healthcare-Products — 0.9%
10X Genomics, Inc., Class A†	3,081	36,017
Abbott Laboratories	892	119,474
AtriCure, Inc.†	222	7,825
Avanos Medical, Inc.†	623	7,202
Axogen, Inc.†	859	15,325
Boston Scientific Corp.†	1,161	113,348
CareDx, Inc.†	546	7,939
Castle Biosciences, Inc.†	1,505	34,269
Edwards Lifesciences Corp.†	1,528	118,833
Glaukos Corp.†	268	21,855
Guardant Health, Inc.†	1,042	65,104
Hologic, Inc.†	1,924	129,851
IDEXX Laboratories, Inc.†	193	123,306
Insulet Corp.†	370	114,230
Lantheus Holdings, Inc.†	621	31,851
LivaNova PLC†	517	27,080
Medtronic PLC	4,917	468,295
MiMedx Group, Inc.†	1,096	7,650
Natera, Inc.†	737	118,635
Novocure, Ltd.†	3,250	41,990
Olympus Corp.	17,800	225,201
Surmodics, Inc.†	237	7,084
		1,842,364
Healthcare-Services — 0.5%
Apollo Hospitals Enterprise, Ltd.	1,527	127,868

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
BioMerieux	498	$ 66,536
Cigna Group	411	118,471
Fresenius SE & Co. KGaA	493	27,435
GeneDx Holdings Corp.†	96	10,343
Select Medical Holdings Corp.	1,147	14,728
Sonic Healthcare, Ltd.	7,285	103,351
Teladoc Health, Inc.†	5,491	42,445
Tenet Healthcare Corp.†	644	130,758
UnitedHealth Group, Inc.	353	121,891
Universal Health Services, Inc., Class B	647	132,273
WuXi AppTec Co., Ltd.*	5,376	82,001
		978,100
Home Builders — 0.1%
Hovnanian Enterprises, Inc., Class A†	76	9,765
KB Home	128	8,146
M/I Homes, Inc.†	280	40,443
Sekisui Chemical Co., Ltd.	4,300	80,106
Taylor Morrison Home Corp.†	762	50,300
Tri Pointe Homes, Inc.†	1,298	44,093
		232,853
Home Furnishings — 0.1%
Hoshizaki Corp.	1,000	37,570
Rational AG	51	38,860
Sonos, Inc.†	2,808	44,366
		120,796
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	2,607	324,155
Reckitt Benckiser Group PLC(1)	2,231	171,567
Unilever Indonesia Tbk PT	235,100	25,111
		520,833
Insurance — 3.0%
Aflac, Inc.	1,157	129,237
AIA Group, Ltd.	33,600	322,315
Allianz SE	1,031	432,613
Allstate Corp.	619	132,868
American International Group, Inc.	1,532	120,323
AXA SA	814	38,839
Axis Capital Holdings, Ltd.	1,209	115,822
Berkshire Hathaway, Inc., Class B†	753	378,563
Brighthouse Financial, Inc.†	2,533	134,452
Chubb, Ltd.	442	124,755
CNO Financial Group, Inc.	1,127	44,573
Dai-ichi Life Holdings, Inc.	6,000	47,307
Equitable Holdings, Inc.	14,253	723,767
Essent Group, Ltd.	143	9,089
Everest Group, Ltd.	364	127,484
Fidelis Insurance Holdings, Ltd.	498	9,039
Genworth Financial, Inc.,†	5,350	47,615
Globe Life, Inc.	2,261	323,255
Hamilton Insurance Group, Ltd., Class B†	1,603	39,754
Hanover Insurance Group, Inc.	355	64,479
Heritage Insurance Holdings, Inc.†	1,190	29,964
Horace Mann Educators Corp.	500	22,585
Jackson Financial, Inc., Class A	604	61,143
MetLife, Inc.	12,708	1,046,758
MGIC Investment Corp.	4,404	124,941
Muenchener Rueckversicherungs-Gesellschaft AG	359	229,035
NMI Holdings, Inc.†	691	26,493
Old Republic International Corp.	3,073	130,510
Security Description	Shares or Principal Amount	Value

Insurance (continued)
PICC Property & Casualty Co., Ltd.	88,000	$ 198,572
Primerica, Inc.	464	128,802
Progressive Corp.	486	120,018
Prudential Financial, Inc.	1,159	120,235
QBE Insurance Group, Ltd.	3,543	48,271
Reinsurance Group of America, Inc.	642	123,347
SiriusPoint, Ltd.†	501	9,063
Talanx AG	1,170	155,496
Travelers Cos., Inc.	436	121,740
Unipol Assicurazioni SpA	1,148	24,611
Universal Insurance Holdings, Inc.	457	12,019
Unum Group	1,725	134,171
Zurich Insurance Group AG	238	169,400
		6,403,323
Internet — 11.1%
Airbnb, Inc., Class A†	990	120,206
Alibaba Group Holding, Ltd.	23,000	523,134
Alphabet, Inc., Class A	21,218	5,158,096
Amazon.com, Inc.†	22,676	4,978,969
AppLovin Corp., Class A†	214	153,768
Auto Trader Group PLC*	4,339	45,996
Booking Holdings, Inc.	67	361,751
Cargurus, Inc.†	1,122	41,772
Chewy, Inc., Class A†	3,578	144,730
DoorDash, Inc., Class A†	4,793	1,303,648
eBay, Inc.	1,583	143,974
Eternal, Ltd.†	19,621	71,997
Etsy, Inc.†	2,104	139,685
EverQuote, Inc., Class A†	1,251	28,610
F5, Inc.†	387	125,075
fuboTV, Inc.†	8,594	35,665
GoDaddy, Inc., Class A†	856	117,126
Grindr, Inc.†	744	11,175
HealthStream, Inc.	307	8,670
Hims & Hers Health, Inc.†	934	52,976
Kakao Corp.	1,699	72,172
Kuaishou Technology*	7,200	78,273
LifeMD, Inc.†	1,356	9,207
LY Corp.	56,500	181,896
Lyft, Inc., Class A†	6,661	146,609
Magnite, Inc.†	834	18,165
MakeMyTrip, Ltd.†	340	31,824
Maplebear, Inc.†	2,675	98,333
MercadoLibre, Inc.†	25	58,423
Meta Platforms, Inc., Class A	6,319	4,640,547
Netflix, Inc.†	2,108	2,527,323
Prosus NV	6,609	465,092
Q2 Holdings, Inc.†	200	14,478
Reddit, Inc., Class A†	556	127,874
Robinhood Markets, Inc., Class A†	539	77,174
Scout24 SE*	473	59,198
Sea, Ltd. ADR†	668	119,392
Spotify Technology SA†	170	118,660
Tencent Holdings, Ltd.	12,106	1,031,397
Uber Technologies, Inc.†	1,294	126,773
Upwork, Inc.†	2,618	48,616
VeriSign, Inc.	441	123,290
		23,741,739
Investment Companies — 0.2%
Compass Diversified Holdings	1,371	9,076

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies (continued)
EXOR NV	1,439	$ 140,563
Investor AB, Class B	11,510	359,504
		509,143
Iron/Steel — 0.2%
ArcelorMittal SA	1,628	58,449
BlueScope Steel, Ltd.	4,403	66,106
Commercial Metals Co.	150	8,592
Fortescue, Ltd.	19,028	235,197
		368,344
Leisure Time — 0.0%
Life Time Group Holdings, Inc.†	282	7,783
Polaris, Inc.	786	45,690
		53,473
Lodging — 0.1%
Indian Hotels Co., Ltd.	14,272	115,846
InterContinental Hotels Group PLC	654	78,932
		194,778
Machinery-Construction & Mining — 1.2%
Argan, Inc.	194	52,390
Bloom Energy Corp., Class A†	116	9,810
Caterpillar, Inc.	360	171,774
GE Vernova, Inc.	2,120	1,303,588
Hyster-Yale, Inc.	220	8,109
Komatsu, Ltd.	1,300	45,360
Mitsubishi Electric Corp.	14,700	378,024
NANO Nuclear Energy, Inc.†	718	27,686
NuScale Power Corp.†	327	11,772
Siemens Energy AG†	348	40,620
Vertiv Holdings Co., Class A	2,944	444,132
		2,493,265
Machinery-Diversified — 0.4%
Alamo Group, Inc.	46	8,781
Albany International Corp., Class A	140	7,462
CNH Industrial NV	5,652	61,324
Deere & Co.	264	120,717
GEA Group AG	2,078	153,334
Graco, Inc.	1,434	121,833
Mueller Water Products, Inc., Class A	367	9,366
Power Solutions International, Inc.†	415	40,761
Rockwell Automation, Inc.	350	122,336
Tennant Co.	101	8,187
Watts Water Technologies, Inc., Class A	208	58,090
Westinghouse Air Brake Technologies Corp.	626	125,494
		837,685
Media — 0.2%
Comcast Corp., Class A	3,778	118,705
Informa PLC	5,233	64,579
New York Times Co., Class A	2,122	121,803
		305,087
Metal Fabricate/Hardware — 0.0%
Proto Labs, Inc.†	258	12,908
Worthington Enterprises, Inc.	171	9,489
		22,397
Mining — 0.8%
Anglogold Ashanti PLC	1,454	102,170
Security Description	Shares or Principal Amount	Value

Mining (continued)
BHP Group, Ltd. (ASX)	16,481	$ 463,810
BHP Group, Ltd. (LSE)	1,004	27,721
Boliden AB†	823	33,456
Coeur Mining, Inc.†	600	11,256
Constellium SE†	2,926	43,539
Freeport-McMoRan, Inc.	2,815	110,404
Glencore PLC	27,492	126,303
Hecla Mining Co.	2,770	33,517
Norsk Hydro ASA	7,517	50,919
Northern Star Resources, Ltd.	2,450	38,470
Rio Tinto PLC	3,429	225,395
Southern Copper Corp.	1,158	140,535
Zijin Mining Group Co., Ltd.	44,000	184,324
		1,591,819
Miscellaneous Manufacturing — 0.2%
3M Co.	781	121,195
Axon Enterprise, Inc.†	76	54,541
Elite Material Co., Ltd.	2,000	80,386
Federal Signal Corp.	82	9,757
Parker-Hannifin Corp.	123	93,252
Smiths Group PLC	2,971	93,979
		453,110
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	292	13,423
Office Furnishings — 0.0%
HNI Corp.	172	8,058
Interface, Inc.	952	27,551
Steelcase, Inc., Class A	665	11,438
		47,047
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	375	111,435
Oil & Gas — 1.2%
Berry Corp.	2,506	9,473
California Resources Corp.	138	7,339
Chevron Corp.	773	120,039
ConocoPhillips	1,342	126,940
Coterra Energy, Inc.	4,982	117,824
DCC PLC	995	63,858
ENEOS Holdings, Inc.	36,300	230,709
Eni SpA	3,398	59,307
Equinor ASA	11,449	279,240
Exxon Mobil Corp.	1,077	121,432
Gulfport Energy Corp.†	46	8,325
Inpex Corp.	19,600	354,267
Marathon Petroleum Corp.	689	132,798
Murphy Oil Corp.	1,143	32,472
PetroChina Co., Ltd.	226,000	205,614
Repsol SA	4,282	75,736
Shell PLC	2,811	100,051
TotalEnergies SE	7,245	440,015
Valero Energy Corp.	793	135,016
		2,620,455
Oil & Gas Services — 0.4%
DNOW, Inc.†	1,893	28,868
Halliburton Co.	5,684	139,826
Kodiak Gas Services, Inc.	216	7,986
Liberty Energy, Inc.	694	8,564
National Energy Services Reunited Corp.†	1,029	10,558
Oceaneering International, Inc.†	1,431	35,460

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Oil States International, Inc.†	1,724	$ 10,447
TechnipFMC PLC	16,813	663,273
		904,982
Packaging & Containers — 0.1%
Crown Holdings, Inc.	1,286	124,215
O-I Glass, Inc.†	559	7,250
Packaging Corp. of America	577	125,746
		257,211
Pharmaceuticals — 4.1%
AbbVie, Inc.	3,409	789,320
Alkermes PLC†	1,655	49,650
Arvinas, Inc.†	4,007	34,140
AstraZeneca PLC	347	52,184
Bristol-Myers Squibb Co.	20,132	907,953
Cardinal Health, Inc.	815	127,922
Catalyst Pharmaceuticals, Inc.†	472	9,298
Cencora, Inc.	420	131,263
Chugai Pharmaceutical Co., Ltd.	3,000	130,804
CinCor Pharma Inc. CVR(2)	279	854
Contra Blueprint Medic(2)	262	120
Corcept Therapeutics, Inc.†	1,655	137,547
Daiichi Sankyo Co., Ltd.	7,600	170,362
Dexcom, Inc.†	1,627	109,481
Eli Lilly & Co.	527	402,101
GSK PLC	6,331	134,062
Ipsen SA	593	79,090
Johnson & Johnson	13,344	2,474,244
McKesson Corp.	180	139,057
Merck & Co., Inc.	6,230	522,884
Merck KGaA	294	37,779
Neurocrine Biosciences, Inc.†	4,793	672,841
Novartis AG	4,959	623,698
Novo Nordisk A/S, Class B	5,278	286,104
Option Care Health, Inc.†	700	19,432
Otsuka Holdings Co., Ltd.	2,600	138,171
Pfizer, Inc.	5,195	132,369
Protagonist Therapeutics, Inc.†	746	49,557
Rhythm Pharmaceuticals, Inc.†	518	52,313
Roche Holding AG	246	80,316
Sanofi SA	2,566	236,641
Supernus Pharmaceuticals, Inc.†	1,002	47,886
		8,779,443
Pipelines — 0.8%
Antero Midstream Corp.	6,489	126,146
Cheniere Energy, Inc.	5,280	1,240,694
Excelerate Energy, Inc., Class A	316	7,960
Kinder Morgan, Inc.	4,496	127,282
Williams Cos., Inc.	2,068	131,008
		1,633,090
Private Equity — 0.2%
3i Group PLC	6,180	339,856
Real Estate — 0.2%
Anywhere Real Estate, Inc.†	1,927	20,407
CBRE Group, Inc., Class A†	772	121,636
Cushman & Wakefield PLC†	2,951	46,980
Emaar Properties PJSC	32,473	115,373
McGrath RentCorp	92	10,792
		315,188
Security Description	Shares or Principal Amount	Value

REITS — 1.6%
Alexander & Baldwin, Inc.	741	$ 13,479
American Healthcare REIT, Inc.	268	11,259
American Tower Corp.	712	136,932
Apple Hospitality REIT, Inc.	590	7,086
BrightSpire Capital, Inc.	2,118	11,501
Brixmor Property Group, Inc.	4,432	122,678
Broadstone Net Lease, Inc.	480	8,578
Camden Property Trust	1,134	121,088
CareTrust REIT, Inc.	1,601	55,523
CBL & Associates Properties, Inc.	265	8,104
Chimera Investment Corp.	551	7,284
COPT Defense Properties	245	7,120
Curbline Properties Corp.	693	15,454
DiamondRock Hospitality Co.	946	7,530
Empire State Realty Trust, Inc., Class A	952	7,292
EPR Properties	2,222	128,898
Equity LifeStyle Properties, Inc.	1,990	120,793
Equity Residential	1,894	122,599
Farmland Partners, Inc.	673	7,322
Invitation Homes, Inc.	3,994	117,144
Kite Realty Group Trust	847	18,888
Ladder Capital Corp.	697	7,604
LTC Properties, Inc.	115	4,239
MFA Financial, Inc.	687	6,314
Mid-America Apartment Communities, Inc.	852	119,050
National Health Investors, Inc.	102	8,109
NexPoint Residential Trust, Inc.	252	8,119
Omega Healthcare Investors, Inc.	2,996	126,491
Outfront Media, Inc.	2,276	41,696
PotlatchDeltic Corp.	192	7,824
Public Storage	425	122,761
Rithm Capital Corp.	9,752	111,075
Ryman Hospitality Properties, Inc.	385	34,492
Sabra Health Care REIT, Inc.	384	7,158
Simon Property Group, Inc.	6,195	1,162,616
SITE Centers Corp.	3,113	28,048
Sun Communities, Inc.	954	123,066
Tanger, Inc.	230	7,783
Urban Edge Properties	1,839	37,644
VICI Properties, Inc.	3,739	121,929
Weyerhaeuser Co.	4,981	123,479
WP Carey, Inc.	1,810	122,302
Xenia Hotels & Resorts, Inc.	291	3,992
		3,392,343
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	484	41,406
American Eagle Outfitters, Inc.	715	12,234
Associated British Foods PLC	8,707	240,173
AutoZone, Inc.†	31	132,997
Avolta AG	744	40,244
Brinker International, Inc.†	375	47,505
Buckle, Inc.	179	10,500
Cie Financiere Richemont SA, Class A	81	15,426
Costco Wholesale Corp.	128	118,481
Dollar General Corp.	1,187	122,676
Dollar Tree, Inc.†	1,272	120,039
Fast Retailing Co., Ltd.	1,000	304,561
Gap, Inc.	5,416	115,848
Home Depot, Inc.	294	119,126
Industria de Diseno Textil SA	732	40,366
JUMBO SA	1,337	45,867
Next PLC	408	67,904

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Pandora A/S	1,340	$ 174,591
Ross Stores, Inc.	825	125,722
Sally Beauty Holdings, Inc.†	774	12,601
Target Corp.	1,378	123,606
TJX Cos., Inc.	12,146	1,755,583
Tokyo Gas Co., Ltd.	3,900	138,821
Ulta Beauty, Inc.†	241	131,767
Urban Outfitters, Inc.†	192	13,714
Victoria's Secret & Co.†	1,141	30,967
Walmart, Inc.	15,579	1,605,572
Williams-Sonoma, Inc.	602	117,661
		5,825,958
Savings & Loans — 0.0%
Beacon Financial Corp.	382	9,057
Axos Financial, Inc.†	551	46,642
Northwest Bancshares, Inc.	649	8,041
OceanFirst Financial Corp.	603	10,595
WSFS Financial Corp.	148	7,982
		82,317
Semiconductors — 8.6%
Ambarella, Inc.†	590	48,687
Applied Materials, Inc.	739	151,303
ASML Holding NV	896	871,119
Astera Labs, Inc.†	757	148,220
Broadcom, Inc.	5,911	1,950,098
CEVA, Inc.†	153	4,041
Cirrus Logic, Inc.†	1,063	133,183
Impinj, Inc.†	278	50,248
KLA Corp.	131	141,296
Lam Research Corp.	2,940	393,666
MaxLinear, Inc.†	574	9,230
MediaTek, Inc.	3,000	129,438
NVIDIA Corp.	55,303	10,318,434
Ouster, Inc.†	776	20,991
QUALCOMM, Inc.	11,063	1,840,441
Rambus, Inc.†	713	74,295
Renesas Electronics Corp.	12,800	147,661
Samsung Electronics Co., Ltd.	6,044	361,421
SK Hynix, Inc.	512	126,809
Skyworks Solutions, Inc.	779	59,967
Taiwan Semiconductor Manufacturing Co., Ltd.	31,039	1,329,021
		18,309,569
Shipbuilding — 0.0%
Samsung Heavy Industries Co., Ltd.†	4,112	64,184
Software — 7.0%
8x8, Inc.†	2,879	6,103
ACI Worldwide, Inc.†	450	23,747
Adeia, Inc.	517	8,686
Adobe, Inc.†	5,289	1,865,695
Atlassian Corp., Class A†	710	113,387
Autodesk, Inc.†	3,294	1,046,405
Bandwidth, Inc., Class A†	682	11,369
Blend Labs, Inc., Class A†	9,095	33,197
Broadridge Financial Solutions, Inc.	492	117,180
Cadence Design Systems, Inc.†	362	127,156
Cerence, Inc.†	780	9,719
Commvault Systems, Inc.†	309	58,333
DocuSign, Inc.†	1,730	124,716
Domo, Inc., Class B†(1)	1,798	28,480
Security Description	Shares or Principal Amount	Value

Software (continued)
Doximity, Inc., Class A†	1,747	$ 127,793
Dropbox, Inc., Class A†	4,013	121,233
Duolingo, Inc.†	403	129,702
Fiserv, Inc.†	899	115,908
GigaCloud Technology, Inc., Class A†	248	7,043
Guidewire Software, Inc.†	491	112,861
IBEX Holdings, Ltd.†	329	13,331
Intuit, Inc.	192	131,119
IonQ, Inc.†	1,304	80,196
Life360, Inc.†	123	13,075
LiveRamp Holdings, Inc.†	1,133	30,750
Manhattan Associates, Inc.†	583	119,503
Microsoft Corp.	12,719	6,587,806
Nexon Co., Ltd.	4,800	105,390
Nice, Ltd.†	405	59,670
Oracle Corp.	425	119,527
Oracle Corp. Japan	700	71,474
PagerDuty, Inc.†	2,037	33,651
Pegasystems, Inc.	2,137	122,877
Phreesia, Inc.†	1,019	23,967
PROS Holdings, Inc.†	541	12,394
PubMatic, Inc., Class A†	977	8,090
RingCentral, Inc., Class A†	4,085	115,769
ROBLOX Corp., Class A†	5,578	772,665
Salesforce, Inc.	498	118,026
SAP SE	1,262	337,668
ServiceNow, Inc.†	386	355,228
Snowflake, Inc.†	730	164,651
Veeva Systems, Inc., Class A†	3,723	1,109,119
Waystar Holding Corp.†	487	18,467
Weave Communications, Inc.†	1,062	7,094
Workday, Inc., Class A†	540	129,994
Workiva, Inc.†	98	8,436
Zoom Communications, Inc.†	1,477	121,853
		14,980,503
Telecommunications — 1.8%
A10 Networks, Inc.	425	7,714
Accton Technology Corp.	2,000	68,574
Arista Networks, Inc.†	4,627	674,200
AT&T, Inc.	25,162	710,575
Bharti Airtel, Ltd.	10,039	212,904
Calix, Inc.†	496	30,440
Ciena Corp.†	945	137,658
Cisco Systems, Inc.	1,301	89,014
CommScope Holding Co., Inc.†	821	12,709
Credo Technology Group Holding, Ltd.†	648	94,355
Deutsche Telekom AG	3,207	109,228
Extreme Networks, Inc.†	2,145	44,294
Far EasTone Telecommunications Co., Ltd.	24,000	69,611
IDT Corp., Class B	322	16,844
InterDigital, Inc.	194	66,975
KDDI Corp.	15,500	247,407
Lumen Technologies, Inc.†	9,246	56,586
Motorola Solutions, Inc.	266	121,639
MTN Group, Ltd.	8,130	68,260
NETGEAR, Inc.†	1,326	42,949
Telefonaktiebolaget LM Ericsson, Class B	17,893	147,943
Telstra Group, Ltd.	56,174	179,161
TIM SA	48,500	214,148
Ubiquiti, Inc.	206	136,079
Verizon Communications, Inc.	2,677	117,654

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Viavi Solutions, Inc.†	680	$ 8,629
Xiaomi Corp., Class B*†	32,000	222,052
		3,907,602
Textiles — 0.0%
UniFirst Corp.	48	8,025
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	3,700	123,221
Hasbro, Inc.	1,618	122,725
		245,946
Transportation — 1.2%
Costamare, Inc.	614	7,313
CSX Corp.	3,590	127,481
Dorian LPG, Ltd.	323	9,625
Expeditors International of Washington, Inc.	972	119,158
FedEx Corp.	541	127,573
Hub Group, Inc., Class A	521	17,943
International Seaways, Inc.	182	8,387
JB Hunt Transport Services, Inc.	858	115,118
Matson, Inc.	402	39,633
Norfolk Southern Corp.	452	135,785
Poste Italiane SpA*	1,399	33,162
Safe Bulkers, Inc.	1,292	5,736
Scorpio Tankers, Inc.	771	43,215
SITC International Holdings Co., Ltd.	31,000	119,348
Teekay Corp., Ltd.	2,508	20,515
Teekay Tankers, Ltd., Class A	765	38,671
Union Pacific Corp.	6,174	1,459,348
United Parcel Service, Inc., Class B	1,470	122,789
World Kinect Corp.	308	7,993
		2,558,793
Water — 0.1%
H2O America	181	8,815
American States Water Co.	106	7,772
California Water Service Group	182	8,352
Cia de Saneamento Basico do Estado de Sao Paulo	5,600	139,067
		164,006
Total Common Stocks (cost $121,901,768)		171,229,313
CONVERTIBLE PREFERRED STOCKS — 0.0%
Aerospace/Defense — 0.0%
Boeing Co.	508	35,342
Diversified Financial Services — 0.0%
Apollo Global Management, Inc.	220	15,462
Electric — 0.0%
PG&E Corp.†	277	10,908
Total Convertible Preferred Stocks (cost $50,250)		61,712
CORPORATE BONDS & NOTES — 7.9%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.50%, 03/15/2033*	$ 35,000	36,595
7.75%, 04/15/2028*	10,000	9,982
7.88%, 04/01/2030*	10,000	10,500
Security Description	Shares or Principal Amount	Value

Advertising (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	$ 10,000	$ 9,611
7.38%, 02/15/2031*	15,000	15,824
		82,512
Aerospace/Defense — 0.3%
ATI, Inc.
4.88%, 10/01/2029	5,000	4,916
5.13%, 10/01/2031	5,000	4,921
5.88%, 12/01/2027	30,000	30,057
7.25%, 08/15/2030	25,000	26,242
Boeing Co.
2.20%, 02/04/2026	47,000	46,644
2.70%, 02/01/2027	37,000	36,246
2.95%, 02/01/2030	5,000	4,707
3.25%, 02/01/2035	5,000	4,339
3.38%, 06/15/2046	29,000	20,660
3.50%, 03/01/2039	10,000	8,096
3.60%, 05/01/2034	14,000	12,663
3.90%, 05/01/2049	9,000	6,782
3.95%, 08/01/2059	25,000	17,961
5.88%, 02/15/2040	15,000	15,492
6.13%, 02/15/2033	33,000	35,503
6.26%, 05/01/2027	3,000	3,087
6.30%, 05/01/2029	5,000	5,306
6.88%, 03/15/2039	20,000	22,648
Bombardier, Inc.
6.75%, 06/15/2033*	15,000	15,653
7.25%, 07/01/2031*	5,000	5,300
8.75%, 11/15/2030*	20,000	21,568
Howmet Aerospace, Inc.
3.00%, 01/15/2029	9,000	8,684
5.95%, 02/01/2037	37,000	40,069
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	40,000	39,949
9.38%, 11/30/2029*	5,000	5,266
9.75%, 11/15/2030*	35,000	38,493
TransDigm, Inc.
6.00%, 01/15/2033*	30,000	30,333
6.25%, 01/31/2034*	5,000	5,142
6.63%, 03/01/2032*	10,000	10,295
6.75%, 01/31/2034*	25,000	25,849
6.88%, 12/15/2030*	20,000	20,723
7.13%, 12/01/2031*	15,000	15,646
		589,240
Agriculture — 0.1%
BAT Capital Corp.
4.63%, 03/22/2033	35,000	34,635
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,758
Philip Morris International, Inc.
4.38%, 04/30/2030	25,000	25,111
4.75%, 11/01/2031	25,000	25,429
5.13%, 02/15/2030	56,000	57,872
		158,805
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	3,750	3,752
5.75%, 04/20/2029*	15,000	15,057
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	45,000	45,023

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
OneSky Flight LLC
8.88%, 12/15/2029*	$ 30,000	$ 31,547
United Airlines, Inc.
4.63%, 04/15/2029*	25,000	24,617
		119,996
Apparel — 0.1%
Crocs, Inc.
4.25%, 03/15/2029*	15,000	14,375
Hanesbrands, Inc.
9.00%, 02/15/2031*	35,000	37,044
Levi Strauss & Co.
3.50%, 03/01/2031*	30,000	27,853
Tapestry, Inc.
3.05%, 03/15/2032	8,000	7,265
5.10%, 03/11/2030	21,000	21,478
5.50%, 03/11/2035	24,000	24,516
Under Armour, Inc.
7.25%, 07/15/2030*	15,000	14,981
		147,512
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
4.90%, 10/06/2029	19,000	19,220
5.80%, 01/07/2029	28,000	29,099
Hyundai Capital America
4.55%, 09/26/2029*	15,000	15,029
5.35%, 03/19/2029*	22,000	22,596
5.40%, 01/08/2031*	11,000	11,343
5.40%, 06/23/2032*	10,000	10,296
6.38%, 04/08/2030*	4,000	4,273
6.50%, 01/16/2029*	35,000	37,100
		148,956
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.50%, 02/15/2033*	10,000	10,355
8.25%, 04/15/2031*	35,000	36,707
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	20,000	19,966
Clarios Global LP / Clarios US Finance Co.
6.75%, 09/15/2032*	15,000	15,333
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	25,000	21,501
Qnity Electronics, Inc.
5.75%, 08/15/2032*	15,000	15,114
6.25%, 08/15/2033*	10,000	10,212
		129,188
Banks — 0.6%
Bank of America Corp.
2.50%, 02/13/2031	42,000	38,871
3.85%, 03/08/2037	121,000	113,049
5.43%, 08/15/2035	51,000	52,026
5.47%, 01/23/2035	16,000	16,708
Bank of Montreal
3.80%, 12/15/2032	13,000	12,770
Citigroup, Inc.
4.45%, 09/29/2027	67,000	67,273
4.50%, 09/11/2031	25,000	25,013
6.17%, 05/25/2034	13,000	13,832
6.88%, 08/15/2030(3)	60,000	61,833
7.13%, 08/15/2029(3)	33,000	34,093
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp
6.34%, 07/27/2029	$ 33,000	$ 34,771
First-Citizens Bank & Trust Co.
6.13%, 03/09/2028	40,000	41,502
Freedom Mtg. Corp.
12.25%, 10/01/2030*	20,000	22,311
Goldman Sachs Group, Inc.
3.65%, 08/10/2026(3)	6,000	5,877
JPMorgan Chase & Co.
3.65%, 06/01/2026(3)	11,000	10,879
5.14%, 01/24/2031	50,000	51,636
5.50%, 01/24/2036	20,000	20,924
5.58%, 07/23/2036	15,000	15,550
5.72%, 09/14/2033	47,000	49,704
6.07%, 10/22/2027	92,000	93,829
JPMorgan Chase & Co. FRS
5.47%, (TSFR3M+1.26%), 05/15/2077	31,000	27,164
Morgan Stanley
5.12%, 02/01/2029	166,000	169,577
5.23%, 01/15/2031	20,000	20,643
5.30%, 04/20/2037	10,000	10,145
5.94%, 02/07/2039	29,000	30,363
5.95%, 01/19/2038	8,000	8,388
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	57,000	56,567
5.37%, 07/21/2036	10,000	10,291
Truist Financial Corp.
5.71%, 01/24/2035	37,000	38,827
US Bancorp
2.49%, 11/03/2036	58,000	50,002
Wells Fargo & Co.
3.90%, 03/15/2026(3)	20,000	19,806
Westpac Banking Corp.
2.96%, 11/16/2040	23,000	17,605
4.42%, 07/24/2039	30,000	27,782
		1,269,611
Biotechnology — 0.1%
Amgen, Inc.
3.20%, 11/02/2027	22,000	21,644
5.25%, 03/02/2030	36,000	37,318
5.65%, 03/02/2053	17,000	16,957
Illumina, Inc.
4.65%, 09/09/2026	22,000	22,101
Royalty Pharma PLC
5.15%, 09/02/2029	25,000	25,650
5.20%, 09/25/2035	20,000	19,983
5.40%, 09/02/2034	27,000	27,573
		171,226
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	30,000	29,359
Builders FirstSource, Inc.
6.38%, 03/01/2034*	15,000	15,452
6.75%, 05/15/2035*	10,000	10,441
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	20,000	19,350
Carlisle Cos., Inc.
5.25%, 09/15/2035	15,000	15,181
JH North America Holdings, Inc.
5.88%, 01/31/2031*	5,000	5,077
6.13%, 07/31/2032*	15,000	15,364

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	$ 30,000	$ 30,818
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	25,000	24,353
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	15,000	15,538
6.75%, 03/01/2033*	15,000	15,595
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031*	25,000	26,398
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	25,000	25,335
6.50%, 08/15/2032*	25,000	25,650
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	4,528
4.38%, 07/15/2030*	30,000	28,763
		307,202
Chemicals — 0.2%
Avient Corp.
6.25%, 11/01/2031*	10,000	10,155
Celanese US Holdings LLC
1.40%, 08/05/2026	17,000	16,468
6.67%, 07/15/2027	18,000	18,463
Cerdia Finanz GmbH
9.38%, 10/03/2031*	20,000	21,175
CF Industries, Inc.
4.95%, 06/01/2043	35,000	32,195
FMC Corp.
8.45%, 11/01/2055	65,000	68,600
Huntsman International LLC
4.50%, 05/01/2029	67,000	64,121
Nutrien, Ltd.
4.00%, 12/15/2026	8,000	7,983
Rain Carbon, Inc.
12.25%, 09/01/2029*	20,000	21,417
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	30,000	29,316
6.63%, 05/01/2029*	20,000	19,609
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	35,000	35,116
Vibrantz Technologies, Inc.
9.00%, 02/15/2030*	25,000	14,125
WR Grace Holdings LLC
5.63%, 08/15/2029*	15,000	13,942
		372,685
Commercial Services — 0.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	30,000	31,455
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	15,000	16,195
9.00%, 05/15/2028*	25,000	26,456
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	14,962
6.63%, 06/15/2029*	15,000	15,412
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	30,000	29,974
RR Donnelley & Sons Co.
9.50%, 08/01/2029*	55,000	56,368
Service Corp. International
3.38%, 08/15/2030	5,000	4,633
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
6.13%, 03/15/2034*	$ 20,000	$ 20,796
Veritiv Operating Co.
10.50%, 11/30/2030*	5,000	5,366
		221,617
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	5,000	5,001
CACI International, Inc.
6.38%, 06/15/2033*	30,000	30,946
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	20,000	20,941
Gartner, Inc.
3.63%, 06/15/2029*	6,000	5,749
3.75%, 10/01/2030*	40,000	37,774
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	20,000	20,108
4.85%, 10/15/2031	24,000	24,251
McAfee Corp.
7.38%, 02/15/2030*	30,000	27,828
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	25,000	25,435
Seagate Technology Holdings PLC
3.13%, 07/15/2029*	10,000	8,661
		206,694
Cosmetics/Personal Care — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	20,000	19,575
6.63%, 07/15/2030*	15,000	15,326
Kenvue, Inc.
4.85%, 05/22/2032	5,000	5,072
4.90%, 03/22/2033	65,000	66,076
		106,049
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	18,976
4.00%, 01/15/2028*	10,000	9,799
Ritchie Bros. Holdings, Inc.
7.75%, 03/15/2031*	15,000	15,688
		44,463
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.10%, 01/19/2029	150,000	153,534
Air Lease Corp.
5.85%, 12/15/2027	5,000	5,150
Ally Financial, Inc.
8.00%, 11/01/2031	46,000	52,439
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	10,000	10,895
Aviation Capital Group LLC
5.13%, 04/10/2030*	35,000	35,531
5.38%, 07/15/2029*	41,000	41,996
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	39,476
Capital One Financial Corp.
4.49%, 09/11/2031	20,000	19,838
7.62%, 10/30/2031	29,000	32,799
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030*	25,000	25,092

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc.
8.50%, 05/15/2030*	$ 20,000	$ 21,239
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	40,000	41,926
GGAM Finance, Ltd.
8.00%, 02/15/2027*	10,000	10,235
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	12,000	10,128
4.35%, 06/15/2029	23,000	23,200
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	55,000	55,746
6.75%, 05/01/2033*	60,000	62,318
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	45,093
6.20%, 04/14/2034	17,000	18,074
Jefferson Capital Holdings LLC
8.25%, 05/15/2030*	30,000	31,375
9.50%, 02/15/2029*	30,000	31,597
LPL Holdings, Inc.
5.20%, 03/15/2030	29,000	29,614
6.75%, 11/17/2028	22,000	23,482
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	23,000	23,321
6.50%, 03/26/2031*	26,000	27,851
Nasdaq, Inc.
5.55%, 02/15/2034	7,000	7,350
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*	25,000	26,095
Nationstar Mortgage Holdings, Inc.
5.75%, 11/15/2031*	35,000	35,368
OneMain Finance Corp.
5.38%, 11/15/2029	30,000	29,660
6.50%, 03/15/2033	15,000	15,024
7.13%, 11/15/2031	10,000	10,370
7.50%, 05/15/2031	20,000	20,907
Osaic Holdings, Inc.
6.75%, 08/01/2032*	15,000	15,492
8.00%, 08/01/2033*	60,000	62,184
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/2029*	50,000	50,681
PRA Group, Inc.
8.88%, 01/31/2030*	55,000	56,757
Rocket Cos., Inc.
6.38%, 08/01/2033*	40,000	41,284
Stonex Escrow Issuer LLC
6.88%, 07/15/2032*	35,000	36,026
		1,279,147
Electric — 0.7%
American Electric Power Co, Inc.
5.80%, 03/15/2056	40,000	39,860
6.05%, 03/15/2056	15,000	15,021
American Electric Power Co., Inc.
4.30%, 12/01/2028	36,000	36,149
5.63%, 03/01/2033	8,000	8,410
American Transmission Systems, Inc.
2.65%, 01/15/2032*	12,000	10,766
Appalachian Power Co.
5.80%, 10/01/2035	17,000	17,555
Calpine Corp.
5.00%, 02/01/2031*	10,000	9,971
Security Description	Shares or Principal Amount	Value

Electric (continued)
Commonwealth Edison Co.
5.88%, 02/01/2033	$ 20,000	$ 21,406
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	11,000	9,582
Constellation Energy Generation LLC
5.60%, 03/01/2028	56,000	57,874
6.13%, 01/15/2034	16,000	17,412
6.50%, 10/01/2053	40,000	44,577
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,131
DTE Energy Co.
5.85%, 06/01/2034	23,000	24,438
Duke Energy Corp.
4.85%, 01/05/2029	5,000	5,095
5.80%, 06/15/2054	34,000	34,349
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	15,000	14,821
Eversource Energy
5.45%, 03/01/2028	18,000	18,489
Exelon Corp.
5.15%, 03/15/2029	64,000	65,830
5.63%, 06/15/2035	8,000	8,341
FirstEnergy Transmission LLC
4.55%, 01/15/2030	10,000	10,064
Georgia Power Co.
5.25%, 03/15/2034	24,000	24,757
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	41,000	40,131
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	80,000	83,078
5.90%, 03/15/2055	25,000	25,765
Northern States Power Co.
5.05%, 05/15/2035	45,000	45,896
NRG Energy, Inc.
2.00%, 12/02/2025*	37,000	36,805
2.45%, 12/02/2027*	28,000	26,841
6.00%, 01/15/2036*	45,000	45,006
6.25%, 11/01/2034*	25,000	25,627
10.25%, 03/15/2028*(3)	20,000	21,807
Oncor Electric Delivery Co. LLC
4.95%, 09/15/2052	55,000	50,104
Pacific Gas & Electric Co.
2.10%, 08/01/2027	12,000	11,535
4.95%, 07/01/2050	13,000	11,158
5.55%, 05/15/2029	13,000	13,381
5.90%, 06/15/2032	21,000	21,955
6.10%, 01/15/2029	13,000	13,599
6.75%, 01/15/2053	25,000	26,936
6.95%, 03/15/2034	21,000	23,293
PacifiCorp
2.70%, 09/15/2030	11,000	10,151
6.25%, 10/15/2037	11,000	11,777
PG&E Corp.
5.25%, 07/01/2030	30,000	29,584
7.38%, 03/15/2055	15,000	15,410
Puget Sound Energy, Inc.
5.45%, 06/01/2053	21,000	20,548
Sempra
5.50%, 08/01/2033	21,000	21,888
Southern Co.
5.50%, 03/15/2029	5,000	5,199
5.70%, 03/15/2034	29,000	30,628

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Southern Power Co.
4.25%, 10/01/2030	$ 10,000	$ 9,940
4.90%, 10/01/2035	15,000	14,793
Virginia Electric & Power Co.
4.90%, 09/15/2035	35,000	34,817
5.05%, 08/15/2034	33,000	33,450
Vistra Corp.
7.00%, 12/15/2026*(3)	10,000	10,153
8.00%, 10/15/2026*(3)	15,000	15,343
Vistra Operations Co. LLC
3.70%, 01/30/2027*	41,000	40,618
4.30%, 07/15/2029*	27,000	26,793
5.00%, 07/31/2027*	10,000	9,967
5.70%, 12/30/2034*	30,000	31,045
6.00%, 04/15/2034*	34,000	35,846
6.88%, 04/15/2032*	25,000	26,147
6.95%, 10/15/2033*	21,000	23,422
7.75%, 10/15/2031*	25,000	26,455
		1,521,789
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	10,000	9,591
WESCO Distribution, Inc.
6.38%, 03/15/2029*	5,000	5,148
6.38%, 03/15/2033*	40,000	41,465
6.63%, 03/15/2032*	25,000	25,980
		82,184
Electronics — 0.0%
Imola Merger Corp.
4.75%, 05/15/2029*	25,000	24,316
Sensata Technologies, Inc.
3.75%, 02/15/2031*	40,000	36,915
TTM Technologies, Inc.
4.00%, 03/01/2029*	35,000	33,650
		94,881
Engineering & Construction — 0.1%
Arcosa, Inc.
6.88%, 08/15/2032*	35,000	36,557
MasTec, Inc.
5.90%, 06/15/2029	46,000	48,147
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	20,000	19,583
		104,287
Entertainment — 0.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	30,000	28,687
6.00%, 10/15/2032*	10,000	9,849
7.00%, 02/15/2030*	15,000	15,429
Churchill Downs, Inc.
5.75%, 04/01/2030*	20,000	19,982
Cinemark USA, Inc.
5.25%, 07/15/2028*	20,000	19,890
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*	20,000	19,777
Light & Wonder International, Inc.
7.25%, 11/15/2029*	35,000	35,923
7.50%, 09/01/2031*	5,000	5,200
Live Nation Entertainment, Inc.
6.50%, 05/15/2027*	10,000	10,092
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030*	$ 25,000	$ 25,976
Penn Entertainment, Inc.
5.63%, 01/15/2027*	25,000	24,985
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030*	15,000	15,134
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	25,000	23,243
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	30,000	23,949
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	35,000	37,672
		315,788
Environmental Control — 0.0%
Clean Harbors, Inc.
6.38%, 02/01/2031*	10,000	10,240
GFL Environmental, Inc.
6.75%, 01/15/2031*	5,000	5,232
Madison IAQ LLC
4.13%, 06/30/2028*	10,000	9,760
Waste Pro USA, Inc.
7.00%, 02/01/2033*	20,000	20,716
Wrangler Holdco Corp.
6.63%, 04/01/2032*	10,000	10,427
		56,375
Food — 0.1%
Chobani Holdco II LLC
8.75%, 10/01/2029*(4)	10,419	11,042
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029*	30,000	31,282
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	46,000	44,093
6.75%, 03/15/2034	38,000	42,009
Kellanova
4.50%, 04/01/2046	5,000	4,381
7.45%, 04/01/2031	6,000	6,874
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	9,117
6.88%, 01/26/2039	10,000	11,157
Mars, Inc.
4.65%, 04/20/2031*	3,000	3,044
5.00%, 03/01/2032*	15,000	15,346
5.20%, 03/01/2035*	20,000	20,443
5.65%, 05/01/2045*	20,000	20,289
5.70%, 05/01/2055*	15,000	15,194
5.80%, 05/01/2065*	10,000	10,197
Pilgrim's Pride Corp.
3.50%, 03/01/2032	10,000	9,153
US Foods, Inc.
5.75%, 04/15/2033*	20,000	20,105
7.25%, 01/15/2032*	5,000	5,235
		278,961
Food Service — 0.0%
Aramark Services, Inc.
5.00%, 02/01/2028*	25,000	24,882

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
4.95%, 06/30/2032*	$ 40,000	$ 41,038
Magnera Corp.
4.75%, 11/15/2029*	10,000	8,853
7.25%, 11/15/2031*	10,000	9,410
Mercer International, Inc.
5.13%, 02/01/2029	15,000	11,056
12.88%, 10/01/2028*	15,000	13,651
		84,008
Gas — 0.0%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	21,000	21,680
NiSource, Inc.
5.20%, 07/01/2029	41,000	42,283
Souther Co. Gas Capital Corp.
4.95%, 09/15/2034	25,000	25,073
		89,036
Healthcare-Products — 0.0%
Bausch & Lomb Corp.
8.38%, 10/01/2028*	10,000	10,422
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	23,000	23,452
Insulet Corp.
6.50%, 04/01/2033*	5,000	5,198
Medline Borrower LP
3.88%, 04/01/2029*	25,000	24,111
5.25%, 10/01/2029*	30,000	29,741
		92,924
Healthcare-Services — 0.2%
Centene Corp.
2.63%, 08/01/2031	35,000	30,066
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	45,000	40,709
9.75%, 01/15/2034*	25,000	25,612
10.88%, 01/15/2032*	30,000	31,773
Concentra Health Services, Inc.
6.88%, 07/15/2032*	25,000	25,960
DaVita, Inc.
6.75%, 07/15/2033*	5,000	5,156
6.88%, 09/01/2032*	60,000	61,982
HCA, Inc.
3.63%, 03/15/2032	11,000	10,320
4.50%, 02/15/2027	3,000	3,005
5.60%, 04/01/2034	13,000	13,495
6.00%, 04/01/2054	19,000	19,037
Humana, Inc.
5.75%, 03/01/2028	46,000	47,452
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	56,548
Tenet Healthcare Corp.
4.25%, 06/01/2029	15,000	14,649
6.13%, 06/15/2030	40,000	40,510
		426,274
Home Builders — 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	25,000	25,214
DR Horton, Inc.
5.00%, 10/15/2034	35,000	35,399
5.50%, 10/15/2035	85,000	88,128
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031*	$ 10,000	$ 10,254
8.38%, 10/01/2033*	15,000	15,379
LGI Homes, Inc.
8.75%, 12/15/2028*	30,000	31,495
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	20,000	19,936
5.75%, 01/15/2028*	10,000	10,139
5.88%, 06/15/2027*	10,000	10,121
Toll Brothers Finance Corp.
3.80%, 11/01/2029	23,000	22,515
4.35%, 02/15/2028	20,000	20,059
		288,639
Housewares — 0.0%
Newell Brands, Inc.
6.38%, 05/15/2030	10,000	9,908
6.63%, 05/15/2032	10,000	9,869
		19,777
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	30,000	31,252
8.50%, 06/15/2029*	30,000	31,496
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	35,000	34,817
7.00%, 01/15/2031*	35,000	36,163
7.38%, 10/01/2032*	20,000	20,609
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	20,000	20,409
Athene Global Funding
5.32%, 11/13/2031*	30,000	30,698
5.53%, 07/11/2031*	46,000	47,398
5.54%, 08/22/2035*	15,000	15,201
Athene Holding, Ltd.
5.88%, 01/15/2034	16,000	16,745
6.25%, 04/01/2054	11,000	11,214
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	12,000	7,872
4.30%, 05/15/2043	25,000	22,549
Brown & Brown, Inc.
4.90%, 06/23/2030	36,000	36,484
5.25%, 06/23/2032	13,000	13,329
5.55%, 06/23/2035	17,000	17,487
CNA Financial Corp.
5.13%, 02/15/2034	24,000	24,219
CNO Financial Group, Inc.
5.25%, 05/30/2029	15,000	15,259
CNO Global Funding
4.95%, 09/09/2029*	5,000	5,099
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	28,000	29,193
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	10,000	10,506
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	58,000	39,008
MetLife, Inc.
6.40%, 12/15/2066	37,000	38,936
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	16,000	18,325
		574,268

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.1%
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*	$ 50,000	$ 48,574
Meta Platforms, Inc.
5.40%, 08/15/2054	47,000	46,435
5.55%, 08/15/2064	23,000	22,831
Netflix, Inc.
5.88%, 11/15/2028	10,000	10,545
Wayfair LLC
7.25%, 10/31/2029*	25,000	25,776
7.75%, 09/15/2030*	40,000	41,950
		196,111
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	82,000	81,856
7.00%, 01/15/2027	5,000	5,147
Blackstone Private Credit Fund
3.25%, 03/15/2027	23,000	22,561
		109,564
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	41,553
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	22,009
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	20,000	20,199
7.63%, 01/15/2034*	15,000	15,456
Commercial Metals Co.
4.38%, 03/15/2032	5,000	4,719
Mineral Resources, Ltd.
7.00%, 04/01/2031*	10,000	10,129
United States Steel Corp.
6.65%, 06/01/2037	10,000	10,365
		124,430
Leisure Time — 0.3%
Brunswick Corp.
2.40%, 08/18/2031	27,000	23,475
5.85%, 03/18/2029	23,000	23,799
Brunswick Corp./DE
5.10%, 04/01/2052	32,000	25,657
Carnival Corp.
4.00%, 08/01/2028*	73,000	71,956
5.13%, 05/01/2029*	70,000	70,000
5.75%, 03/15/2030*	46,000	46,965
5.75%, 08/01/2032*	75,000	76,326
5.88%, 06/15/2031*	25,000	25,619
6.13%, 02/15/2033*	35,000	35,876
NCL Corp., Ltd.
6.25%, 09/15/2033*	10,000	10,052
6.75%, 02/01/2032*	10,000	10,284
7.75%, 02/15/2029*	15,000	15,971
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	20,000	20,117
5.63%, 09/30/2031*	15,000	15,295
6.00%, 02/01/2033*	40,000	41,019
6.25%, 03/15/2032*	5,000	5,162
Viking Cruises, Ltd.
7.00%, 02/15/2029*	10,000	10,051
9.13%, 07/15/2031*	25,000	26,833
		554,457
Security Description	Shares or Principal Amount	Value

Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 06/15/2031*	$ 35,000	$ 33,740
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	45,000	45,601
Hyatt Hotels Corp.
5.25%, 06/30/2029(1)	25,000	25,640
Hyatt Hotels Corp.
5.38%, 12/15/2031(1)	20,000	20,450
Station Casinos LLC
6.63%, 03/15/2032*	15,000	15,409
		140,840
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	8,000	7,545
4.60%, 05/15/2028	36,000	36,284
Terex Corp.
5.00%, 05/15/2029*	15,000	14,772
6.25%, 10/15/2032*	25,000	25,467
Vertiv Group Corp.
4.13%, 11/15/2028*	77,000	75,189
		159,257
Machinery-Diversified — 0.0%
Chart Industries, Inc.
9.50%, 01/01/2031*	10,000	10,713
Regal Rexnord Corp.
6.05%, 04/15/2028	85,000	87,927
		98,640
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	15,000	13,819
4.75%, 03/01/2030*	85,000	81,563
4.75%, 02/01/2032*	25,000	23,119
5.38%, 06/01/2029*	50,000	49,667
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	37,000	34,412
5.85%, 12/01/2035	15,000	15,143
Directv Financing LLC
8.88%, 02/01/2030*	20,000	19,834
8.88%, 02/01/2030*	20,000	19,754
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	5,000	4,994
10.00%, 02/15/2031*	20,000	19,971
Discovery Communications LLC
4.13%, 05/15/2029	25,000	24,063
EW Scripps Co.
9.88%, 08/15/2030*	45,000	42,239
Gray Media, Inc.
5.38%, 11/15/2031*	25,000	18,779
7.25%, 08/15/2033*	10,000	9,910
9.63%, 07/15/2032*	35,000	35,757
McGraw-Hill Education, Inc.
5.75%, 08/01/2028*	10,000	9,994
7.38%, 09/01/2031*	35,000	36,363
8.00%, 08/01/2029*	30,000	30,553
Nexstar Media, Inc.
4.75%, 11/01/2028*	15,000	14,641
Paramount Global
3.70%, 06/01/2028	9,000	8,806
4.20%, 06/01/2029	18,000	17,695
4.38%, 03/15/2043	24,000	18,525

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
4.95%, 01/15/2031	$ 20,000	$ 19,772
Sinclair Television Group, Inc.
8.13%, 02/15/2033*	55,000	56,445
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	45,000	40,783
4.00%, 07/15/2028*	5,000	4,831
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	71,000	83,296
Univision Communications, Inc.
9.38%, 08/01/2032*	20,000	21,313
Walt Disney Co.
4.75%, 09/15/2044	20,000	18,524
7.75%, 12/01/2045	3,000	3,917
		798,482
Metal Fabricate/Hardware — 0.0%
TMS International Corp.
6.25%, 04/15/2029*	25,000	24,243
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
6.13%, 04/15/2032*	20,000	20,667
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	7,236
Glencore Funding LLC
2.50%, 09/01/2030*	24,000	21,894
5.63%, 04/04/2034*	40,000	41,630
6.38%, 10/06/2030*	29,000	31,302
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	20,000	20,163
Novelis Corp.
3.88%, 08/15/2031*	15,000	13,675
4.75%, 01/30/2030*	15,000	14,470
6.38%, 08/15/2033*	30,000	30,310
6.88%, 01/30/2030*	20,000	20,740
		222,087
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.13%, 03/15/2030*	15,000	15,405
6.25%, 03/15/2033*	15,000	15,440
		30,845
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	23,945
Oil & Gas — 0.3%
Aker BP ASA
5.80%, 10/01/2054*	75,000	69,533
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	14,000	14,311
7.20%, 01/15/2032	37,000	41,651
Cenovus Energy, Inc.
6.75%, 11/15/2039	2,000	2,210
Crescent Energy Finance LLC
8.38%, 01/15/2034*	35,000	35,462
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,289
Expand Energy Corp.
6.75%, 04/15/2029*	55,000	55,574
Hilcorp Energy I LP/Hilcorp Finance Co.
8.38%, 11/01/2033*	20,000	21,006
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Matador Resources Co.
6.50%, 04/15/2032*	$ 30,000	$ 30,287
Nabors Industries, Inc.
8.88%, 08/15/2031*	35,000	32,596
Occidental Petroleum Corp.
5.20%, 08/01/2029	28,000	28,412
6.20%, 03/15/2040	55,000	55,900
7.50%, 05/01/2031	11,000	12,355
SM Energy Co.
6.75%, 09/15/2026	10,000	9,997
Sunoco LP
6.25%, 07/01/2033*	35,000	35,624
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	35,000	34,249
Transocean Aquila, Ltd.
8.00%, 09/30/2028*	3,615	3,719
Transocean International, Ltd.
6.80%, 03/15/2038	30,000	25,410
7.88%, 10/15/2032*	10,000	10,000
8.75%, 02/15/2030*	7,500	7,891
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	9,000	8,992
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028*	12,143	12,442
Viper Energy Partners LLC
4.90%, 08/01/2030	18,000	18,134
5.70%, 08/01/2035	31,000	31,518
Viper Energy, Inc.
5.38%, 11/01/2027*	20,000	20,003
Vital Energy, Inc.
7.88%, 04/15/2032*	25,000	24,268
		664,833
Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
6.50%, 10/01/2033*	15,000	15,273
6.75%, 10/01/2035*	10,000	10,268
7.25%, 02/15/2029*	25,000	25,942
Weatherford International, Ltd.
6.75%, 10/15/2033*	25,000	25,017
8.63%, 04/30/2030*	30,000	30,667
		107,167
Packaging & Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	30,000	29,742
1.65%, 01/15/2027	48,000	46,497
5.50%, 04/15/2028	4,000	4,113
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	25,000	25,647
Graham Packaging Co., Inc.
7.13%, 08/15/2028*	30,000	30,053
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	9,480
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	20,000	20,196
9.25%, 04/15/2027*	25,000	25,057
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,156
8.20%, 01/15/2030	20,000	22,907
		214,848

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	$ 12,000	$ 12,348
CVS Health Corp.
4.78%, 03/25/2038	48,000	44,987
5.00%, 09/15/2032	39,000	39,477
7.00%, 03/10/2055	55,000	57,736
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	15,000	16,093
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	63,000	63,646
5.30%, 05/19/2053	26,000	25,126
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	200,000	201,063
Wyeth LLC
5.95%, 04/01/2037	8,000	8,666
Zoetis, Inc.
2.00%, 05/15/2030	85,000	77,293
5.00%, 08/17/2035	75,000	75,749
		622,184
Pipelines — 0.4%
Cheniere Energy Partners LP
3.25%, 01/31/2032	33,000	30,063
4.50%, 10/01/2029	51,000	50,837
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	21,000	22,217
DT Midstream, Inc.
5.80%, 12/15/2034*	45,000	46,395
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	7,000	6,896
5.80%, 01/15/2035	18,000	18,937
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	21,000	25,153
Enbridge, Inc.
4.25%, 12/01/2026	11,000	11,001
Energy Transfer LP
5.20%, 04/01/2030	19,000	19,590
5.25%, 07/01/2029	61,000	62,770
6.50%, 02/01/2042	2,000	2,118
6.63%, 02/15/2028(3)	80,000	79,847
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/2033*	40,000	40,999
Hess Midstream Operations LP
6.50%, 06/01/2029*	5,000	5,157
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,723
Kinder Morgan, Inc.
7.75%, 01/15/2032	12,000	13,953
Kinetik Holdings LP
5.88%, 06/15/2030*	45,000	45,262
ONEOK, Inc.
6.10%, 11/15/2032	40,000	42,862
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	33,000	33,379
5.58%, 10/01/2034	18,000	18,097
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	17,000	17,050
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	75,000	78,191
Venture Global LNG, Inc.
8.38%, 06/01/2031*	35,000	36,749
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
9.00%, 09/30/2029*(3)	$ 25,000	$ 24,777
9.50%, 02/01/2029*	20,000	22,041
9.88%, 02/01/2032*	20,000	21,774
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	10,000	10,527
6.75%, 01/15/2036*	25,000	26,554
7.50%, 05/01/2033*	5,000	5,525
7.75%, 05/01/2035*	5,000	5,644
Williams Cos., Inc.
5.60%, 03/15/2035	30,000	31,133
		861,221
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	29,000	28,486
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	16,000	16,192
REITS — 0.3%
American Tower Corp.
2.90%, 01/15/2030	34,000	32,046
3.13%, 01/15/2027	76,000	74,946
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	35,000	33,635
Crown Castle, Inc.
3.65%, 09/01/2027	14,000	13,855
3.80%, 02/15/2028	31,000	30,640
4.75%, 05/15/2047	5,000	4,401
4.90%, 09/01/2029	23,000	23,330
EPR Properties
4.50%, 06/01/2027	11,000	11,006
Equinix, Inc.
3.20%, 11/18/2029	48,000	45,968
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	17,000	15,294
6.75%, 12/01/2033	29,000	31,423
Iron Mountain, Inc.
6.25%, 01/15/2033*	50,000	51,001
Millrose Properties, Inc.
6.38%, 08/01/2030*	50,000	50,850
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*	50,000	53,128
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	30,000	30,843
6.50%, 06/15/2033*	15,000	15,448
7.25%, 07/15/2028*	10,000	10,316
VICI Properties LP
4.75%, 02/15/2028	26,000	26,219
5.13%, 11/15/2031	5,000	5,073
5.75%, 04/01/2034	34,000	35,307
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	12,000	11,868
3.88%, 02/15/2029*	28,000	27,338
4.50%, 01/15/2028*	33,000	32,932
XHR LP
6.63%, 05/15/2030*	10,000	10,275
		677,142
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	25,000	23,561

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
7-Eleven, Inc.
1.30%, 02/10/2028*	$ 68,000	$ 63,582
1.80%, 02/10/2031*	8,000	6,953
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	30,000	28,337
3.55%, 07/26/2027*	30,000	29,717
Bath & Body Works, Inc.
6.88%, 11/01/2035	40,000	41,601
Carvana Co.
9.00%, 06/01/2031*(4)	21,400	24,230
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	25,000	22,902
4.10%, 01/15/2052	30,000	22,336
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	35,000	32,845
FirstCash, Inc.
6.88%, 03/01/2032*	55,000	56,848
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	30,000	30,408
QXO Building Products, Inc.
6.75%, 04/30/2032*	45,000	46,593
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	10,000	10,158
White Cap Buyer LLC
6.88%, 10/15/2028*	35,000	34,896
		474,967
Semiconductors — 0.0%
Broadcom, Inc.
3.19%, 11/15/2036*	35,000	29,868
Intel Corp.
4.15%, 08/05/2032	55,000	53,054
Marvell Technology, Inc.
4.75%, 07/15/2030	10,000	10,131
		93,053
Software — 0.2%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	30,000	29,754
Cloud Software Group, Inc.
6.50%, 03/31/2029*	20,000	20,180
9.00%, 09/30/2029*	15,000	15,558
MSCI, Inc.
3.63%, 09/01/2030*	67,000	63,949
Oracle Corp.
2.88%, 03/25/2031	83,000	76,214
3.65%, 03/25/2041	59,000	47,253
4.45%, 09/26/2030	15,000	14,993
4.80%, 09/26/2032	25,000	25,030
Paychex, Inc.
5.10%, 04/15/2030	45,000	46,306
Rocket Software, Inc.
6.50%, 02/15/2029*	20,000	19,477
ServiceNow, Inc.
1.40%, 09/01/2030	35,000	30,649
Synopsys, Inc.
5.15%, 04/01/2035	35,000	35,604
5.70%, 04/01/2055	5,000	5,046
Security Description	Shares or Principal Amount	Value

Software (continued)
UKG, Inc.
6.88%, 02/01/2031*	$ 30,000	$ 30,955
		460,968
Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	46,000	39,169
4.75%, 05/15/2046	5,000	4,465
CommScope LLC
7.13%, 07/01/2028*	15,000	15,055
EchoStar Corp.
10.75%, 11/30/2029	35,000	38,506
Frontier Communications Holdings LLC
5.88%, 10/15/2027*	15,000	14,991
8.75%, 05/15/2030*	15,000	15,670
Motorola Solutions, Inc.
2.30%, 11/15/2030	8,000	7,231
4.85%, 08/15/2030	9,000	9,172
5.20%, 08/15/2032	32,000	32,979
Rogers Communications, Inc.
3.80%, 03/15/2032	24,000	22,671
5.00%, 02/15/2029	46,000	46,878
7.00%, 04/15/2055	45,000	46,913
7.13%, 04/15/2055	25,000	26,504
Sprint Capital Corp.
6.88%, 11/15/2028	42,000	45,177
T-Mobile USA, Inc.
2.88%, 02/15/2031	10,000	9,220
3.38%, 04/15/2029	33,000	32,041
3.75%, 04/15/2027	15,000	14,911
3.88%, 04/15/2030	7,000	6,864
5.05%, 07/15/2033	15,000	15,322
6.70%, 12/15/2033	35,000	39,138
Verizon Communications, Inc.
3.70%, 03/22/2061	33,000	23,245
Viasat, Inc.
7.50%, 05/30/2031*	15,000	14,076
		520,198
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,964
Transportation — 0.0%
Beacon Mobility Corp.
7.25%, 08/01/2030*	15,000	15,595
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	40,000	41,403
		56,998
Trucking & Leasing — 0.1%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	40,000	40,219
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	10,000	9,896
4.40%, 07/01/2027*	85,000	85,215
		135,330
Total Corporate Bonds & Notes (cost $16,627,663)		16,830,428
CONVERTIBLE BONDS & NOTES — 0.0%
Food — 0.0%
Chefs' Warehouse, Inc.
2.38%, 12/15/2028	15,000	21,645

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE BONDS & NOTES (continued)
Food (continued)
Post Holdings, Inc.
2.50%, 08/15/2027	$ 15,000	$ 16,830
		38,475
Oil & Gas — 0.0%
Nabors Industries, Inc.
1.75%, 06/15/2029	10,000	7,600
Software — 0.0%
Guidewire Software, Inc.
1.25%, 11/01/2029*	22,000	25,586
Total Convertible Bonds & Notes (cost $66,953)		71,661
LOANS(5)(6)(7) — 0.2%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
8.28%, (TSFR1M+4.00%), 08/23/2028	10,853	10,864
Apparel — 0.0%
Beach Acquisition Bidco LLC FRS
7.31%, (TSFR1M+3.25%), 09/13/2032	1,264	1,269
Auto Parts & Equipment — 0.0%
Dexko Global, Inc. FRS
8.03%, (TSFR1M+3.75%), 10/04/2028	14,834	14,555
Chemicals — 0.1%
Hexion Holdings Corp. FRS
11.70% , (TSFR1M+7.44%), 03/15/2030	17,647	17,405
Nouryon Finance BV FRS
7.42% , (TSFR3M+3.25%), 04/03/2028	9,826	9,826
7.50% , (TSFR1M+3.25%), 04/03/2028	20,642	20,608
Vibrantz Technologies, Inc. FRS
8.73% , (TSFR3M+4.25%), 04/23/2029	9,684	7,797
		55,636
Commercial Services — 0.0%
Veritiv Operating Co. FRS
8.00%, (TSFR3M+4.00%), 11/29/2030	17,043	16,891
Computers — 0.0%
Fortress Intermediate 3, Inc. FRS
7.25%, (TSFR1M+3.00%), 06/27/2031	14,888	14,906
E-Commerce/Services — 0.0%
Shift4 Payments, Inc. FRS
6.50%, (TSFR1M+2.50%), 06/30/2032	5,000	5,039
Entertainment — 0.0%
Scientific Games Holdings LP FRS
7.29%, (TSFR3M+3.00%), 04/04/2029	9,875	9,786
Environmental Control — 0.0%
Filtration Group Corp, FRS
6.91%, (TSFR1M+2.75%), 10/23/2028	9,974	10,014
Food — 0.0%
Froneri Lux FinCo SARL FRS
6.37%, (TSFR1M+2.50%), 07/16/2032	10,000	9,978
Healthcare-Products — 0.0%
Bausch & Lomb Corp. FRS
8.41% , (TSFR1M+4.25%), 01/15/2031	23,569	23,569
Medline Borrower LP FRS
6.16% , (TSFR1M+2.00%), 10/23/2028	13,081	13,081
		36,650
Security Description	Shares or Principal Amount	Value

Lodging — 0.0%
Fertitta Entertainment LLC FRS
7.41%, (TSFR1M+3.25%), 01/29/2029	$ 5,000	$ 4,991
Media — 0.0%
Directv Financing LLC FRS
9.82%, (TSFR3M+5.25%), 08/02/2029	23,098	23,121
Packaging & Containers — 0.0%
Klockner Pentaplast of America, Inc. FRS
9.02%, (TSFR6M+4.73%), 02/09/2026	14,497	7,370
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc. FRS
10.41% , (TSFR1M+6.25%), 10/08/2030	14,963	14,738
Endo Finance Holdings, Inc. FRS
8.16% , (TSFR1M+4.00%), 04/23/2031	29,700	29,737
		44,475
REITS — 0.0%
Apollo Commercial Real Estate Finance, Inc. FRS
7.40%, (TSFR1M+3.25%), 06/13/2030	2,993	3,011
Retail — 0.1%
Foundation Building Materials, Inc. FRS
8.31% , (TSFR3M+4.00%), 01/29/2031	24,687	24,709
IRB Holding Corp. FRS
6.66% , (TSFR1M+2.50%), 12/15/2027	14,603	14,603
LBM Acquisition LLC FRS
7.99% , (TSFR1M+3.75%), 06/06/2031	9,849	9,595
White Cap Buyer LLC FRS
7.42% , (TSFR1M+3.25%), 10/29/2029	19,333	19,330
		68,237
Software — 0.0%
Cloud Software Group, Inc. FRS
7.25% , (TSFR3M+3.25%), 08/13/2032	1,516	1,521
Idera, Inc. FRS
7.80% , (TSFR3M+3.50%), 03/02/2028	19,749	17,330
Rocket Software, Inc. FRS
7.91% , (TSFR1M+3.75%), 11/28/2028	18,716	18,725
UKG, Inc. FRS
6.81% , (TSFR1M+2.50%), 02/10/2031	4,950	4,944
		42,520
Telecommunications — 0.0%
CommScope, Inc. FRS
8.91% , (TSFR1M+4.75%), 12/17/2029	20,000	20,220
Connect Finco SARL FRS
8.66% , (TSFR1M+4.50%), 09/28/2029	9,788	9,657
		29,877
Total Loans (cost $417,930)		409,190
ASSET BACKED SECURITIES — 0.1%
Auto Loan Receivables — 0.1%
Ford Credit Auto Owner Trust
Series 2024-B, Class A3 5.10%, 04/15/2029	91,000	92,342
Commercial and Residential — 0.0%
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.99%, (SOFR30A+1.60%), 05/20/2054*	32,941	33,086

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity — 0.0%
JP Morgan Mtg. Trust Series VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(8)	$ 58,940	$ 59,453
Total Asset Backed Securities (cost $183,147)		184,881
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Commercial and Residential — 1.0%
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	27,000	23,894
BBCMS Mtg. Trust VRS
Series 2025-5C34, Class XA 1.39%, 05/15/2058(8)(9)	1,549,797	74,019
BMO Mtg. Trust VRS
Series 2025-5C10, Class XA 1.58%, 05/15/2058(8)(9)	1,065,945	56,356
CD Mtg. Trust VRS
Series 2016-CD1, Class XA 1.47%, 08/10/2049(8)(9)	222,833	756
Chase Home Lending Mtg. Trust FRS
Series 2025-7, Class A11 5.76%, (SOFR30A+1.40%), 05/25/2056*	23,947	24,006
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(8)	38,000	37,139
Series 2014-GC21, Class C 4.78%, 05/10/2047(8)	9,708	9,485
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 6.13%, 05/25/2035(8)	2,743	2,707
Commercial Mtg. Trust
Series 2014-UBS4, Class AM 3.97%, 08/10/2047	53,712	51,107
Commercial Mtg. Trust VRS
Series 2014-UBS4, Class XA 0.90%, 08/10/2047(8)(9)	114,293	396
Series 2014-CR15, Class B 4.02%, 02/10/2047(8)	34,440	33,668
Series 2015-LC21, Class B 4.44%, 07/10/2048(8)	5,212	5,160
Series 2014-UBS6, Class C 4.56%, 12/10/2047(8)	7,400	7,307
Series 2014-CR17, Class C 4.94%, 05/10/2047(8)	68,000	62,560
Connecticut Avenue Securities Trust FRS
Series 2025-R01, Class 1A1 5.31%, (SOFR30A+0.95%), 01/25/2045*	25,185	25,200
Series 2022-R01, Class 1M1 5.36%, (SOFR30A+1.00%), 12/25/2041*	1,494	1,493
Series 2025-R02, Class 1A1 5.36%, (SOFR30A+1.00%), 02/25/2045*	16,517	16,538
Series 2025-R04, Class 1A1 5.36%, (SOFR30A+1.00%), 05/25/2045*	20,465	20,487
Series 2024-R06, Class 1M1 5.41%, (SOFR30A+1.05%), 09/25/2044*	2,928	2,926
Series 2025-R01, Class 1M1 5.46%, (SOFR30A+1.10%), 01/25/2045*	19,756	19,762
Series 2024-R06, Class 1A1 5.51%, (SOFR30A+1.15%), 09/25/2044*	23,794	23,872
Series 2025-R02, Class 1M1 5.51%, (SOFR30A+1.15%), 02/25/2045*	42,884	42,884
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-R04, Class 1M1 5.56%, (SOFR30A+1.20%), 05/25/2045*	$ 55,290	$ 55,418
Series 2025-R03, Class 2A1 5.81%, (SOFR30A+1.45%), 03/25/2045*	10,724	10,791
Series 2022-R01, Class 1M2 6.26%, (SOFR30A+1.90%), 12/25/2041*	26,000	26,362
Series 2022-R05, Class 2M1 6.26%, (SOFR30A+1.90%), 04/25/2042*	2,609	2,615
Series 2022-R09, Class 2M1 6.86%, (SOFR30A+2.50%), 09/25/2042*	3,969	4,025
Series 2022-R08, Class 1M1 6.91%, (SOFR30A+2.55%), 07/25/2042*	9,152	9,385
Series 2018-C04, Class 2M2 7.02%, (SOFR30A+2.66%), 12/25/2030	17,667	18,169
Series 2022-R06, Class 1M1 7.11%, (SOFR30A+2.75%), 05/25/2042*	12,519	12,812
Series 2022-R07, Class 1M1 7.31%, (SOFR30A+2.95%), 06/25/2042*	16,239	16,660
Series 2017-C02, Class 2M2C 8.12%, (SOFR30A+3.76%), 09/25/2029	14,746	14,927
Series 2016-C04, Class 1M2 8.72%, (SOFR30A+4.36%), 01/25/2029	40,963	41,765
Series 2016-C07, Class 2M2 8.82%, (SOFR30A+4.46%), 05/25/2029	44,605	45,841
Series 2016-C05, Class 2M2 8.92%, (SOFR30A+4.56%), 01/25/2029	38,521	39,136
Series 2015-C04, Class 1M2 10.17%, (SOFR30A+5.81%), 04/25/2028	9,252	9,286
Series 2016-C03, Class 2M2 10.37%, (SOFR30A+6.01%), 10/25/2028	686	697
Series 2016-C02, Class 1M2 10.47%, (SOFR30A+6.11%), 09/25/2028	5,980	6,049
Series 2016-C01, Class 1M2 11.22%, (SOFR30A+6.86%), 08/25/2028	2,720	2,776
Series 2016-C01, Class 2M2 11.42%, (SOFR30A+7.06%), 08/25/2028	4,204	4,290
Credit Suisse Mtg. Capital Certs. VRS
Series 2006-C4, Class AX 1.09%, 09/15/2039*(8)(9)	29	0
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	49,000	44,090
Series 2016-C6, Class AS 3.35%, 01/15/2049	43,000	42,166
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.17%, 04/15/2050(8)(9)	57,083	0
Series 2015-C1, Class AS 3.79%, 04/15/2050(8)	30,420	30,162
Series 2016-C7, Class AS 3.96%, 11/15/2049(8)	64,000	62,849
Series 2015-C1, Class C 3.96%, 04/15/2050(8)	34,000	30,872
CSMC Trust VRS
Series 2016-NXSR, Class AS 4.05%, 12/15/2049(8)	54,000	52,768
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.53%, 08/10/2044*(8)	90,682	87,481
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA3, Class M1 5.47%, (SOFR30A+1.10%), 09/25/2045*	57,000	57,036

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2017-C06, Class 2M2 7.27%, (SOFR30A+2.91%), 02/25/2030	$ 15,736	$ 15,994
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(8)	18,069	17,346
Series 2014-C23, Class B 4.69%, 09/15/2047(8)	97,000	93,886
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2012-C6, Class D 5.13%, 05/15/2045(8)	14,974	14,883
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 5.61%, (SOFR30A+1.25%), 06/25/2055*	26,279	26,244
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C22, Class B 3.88%, 04/15/2048(8)	45,000	42,244
Series 2016-C32, Class AS 3.99%, 12/15/2049(8)	91,000	89,908
Series 2012-C5, Class E 4.79%, 08/15/2045*(8)	58,086	56,852
Series 2013-C12, Class C 4.86%, 10/15/2046(8)	12,034	11,432
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.00%, 11/15/2049(8)	15,000	13,305
OBX Trust
Series 2023-NQM8, Class A1 7.05%, 09/25/2063*(10)	78,333	79,467
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	79,183
Series 2017-RC1, Class AS 3.84%, 01/15/2060	28,000	27,530
Series 2017-C39, Class B 4.03%, 09/15/2050	39,000	36,770
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,889
Series 2019-C49, Class B 4.55%, 03/15/2052	47,000	45,820
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-LC20, Class C 4.06%, 04/15/2050(8)	14,117	13,623
Series 2020-C57, Class C 4.16%, 08/15/2053(8)	44,000	40,055
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class B 3.71%, 03/15/2045(8)	20,673	20,474
Series 2012-C10, Class C 4.46%, 12/15/2045(8)	18,000	15,624
Series 2011-C3, Class D 6.05%, 03/15/2044*(8)	8,560	3,082
		2,060,761
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. REMIC FRS
6.40%, (-3.00*SOFR30A+19.52%), 03/15/2035(11)	5,369	5,586
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA1, Class A1 5.31%, (SOFR30A+0.95%), 01/25/2045*	58,963	58,999
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2022-DNA2, Class M1A 5.66%, (SOFR30A+1.30%), 02/25/2042*	$ 20,665	$ 20,665
Series 2021-DNA6, Class M2 5.86%, (SOFR30A+1.50%), 10/25/2041*	11,128	11,157
Series 2021-DNA5, Class M2 6.01%, (SOFR30A+1.65%), 01/25/2034*	4,788	4,802
Series 2021-DNA7, Class M2 6.16%, (SOFR30A+1.80%), 11/25/2041*	51,000	51,430
Series 2023-HQA3, Class A1 6.21%, (SOFR30A+1.85%), 11/25/2043*	13,298	13,448
Series 2023-HQA3, Class M1 6.21%, (SOFR30A+1.85%), 11/25/2043*	5,177	5,208
Series 2023-HQA2, Class M1A 6.36%, (SOFR30A+2.00%), 06/25/2043*	4,381	4,401
Series 2022-DNA6, Class M1A 6.51%, (SOFR30A+2.15%), 09/25/2042*	3,269	3,287
Series 2022-HQA3, Class M1A 6.66%, (SOFR30A+2.30%), 08/25/2042*	18,201	18,472
Series 2022-HQA2, Class M1A 7.01%, (SOFR30A+2.65%), 07/25/2042*	12,342	12,592
Series 2022-DNA5, Class M1A 7.31%, (SOFR30A+2.95%), 06/25/2042*	49,446	50,431
Federal National Mtg. Assoc. REMIC FRS
Series 2024-98, Class FA 5.51%, (SOFR30A+1.15%), 12/25/2053	116,693	117,117
Series 2024-89, Class FA 5.56%, (SOFR30A+1.20%), 12/25/2054	173,574	174,396
Government National Mtg. Assoc. VRS
Series 2021-189, Class IO 0.88%, 06/16/2061(8)(9)	725,400	46,003
Government National Mtg. Assoc. REMIC FRS
Series 2024-78, Class QF 5.49%, (SOFR30A+1.10%), 05/20/2054	164,429	164,886
		762,880
Total Collateralized Mortgage Obligations (cost $2,877,345)		2,823,641
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.7%
U.S. Government — 3.1%
United States Treasury Bonds
1.88%, 02/15/2051	480,000	274,181
2.00%, 08/15/2051	380,000	222,627
2.75%, 08/15/2042	1,790,000	1,393,054
2.88%, 05/15/2052	90,000	64,223
3.00%, 02/15/2049	320,000	239,600
3.38%, 11/15/2048	100,000	80,332
3.63%, 02/15/2053	100,000	82,676
United States Treasury Notes
0.50%, 02/28/2026	650,000	640,981
1.50%, 02/15/2030	660,000	601,863
1.63%, 05/15/2026 to 09/30/2026	1,710,000	1,680,601
2.38%, 03/31/2029	470,000	450,355
3.38%, 05/15/2033	100,000	96,055
3.88%, 08/15/2033	710,000	704,120
		6,530,668
U.S. Government Agency — 3.6%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2052	871,351	747,460
3.00%, 08/01/2052	873,777	780,181
3.50%, 06/01/2052	877,818	810,606
5.50%, 06/01/2035	818	848
7.50%, 10/01/2029	464	475

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 11/01/2041	$ 506,564	$ 426,873
2.00%, 09/01/2050	890,536	724,512
2.50%, 11/01/2051	1,805,871	1,540,241
3.00%, 09/01/2046 to 10/01/2046	196,250	177,353
5.28%, 12/01/2028	40,000	41,308
6.00%, 06/01/2036	298	308
6.50%, 07/01/2036 to 11/01/2036	17,915	18,800
7.00%, 06/01/2033 to 04/01/2035	2,363	2,467
Government National Mtg. Assoc.
3.00%, 11/20/2051	768,877	681,936
3.50%, 05/20/2052	940,145	852,576
4.00%, 03/20/2053	870,636	825,696
6.00%, 11/20/2053	19,275	19,953
6.50%, 08/20/2037 to 09/20/2037	5,041	5,411
		7,657,004
Total U.S. Government & Agency Obligations (cost $14,479,230)		14,187,672
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	27,848
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	14,946
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	35,200
Total Municipal Securities (cost $70,122)		77,994
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
iShares Core MSCI Emerging Markets ETF	4,345	286,422
SPDR S&P 500 Trust ETF	839	558,925
SPDR S&P MidCap 400 Trust ETF	127	75,696
Xtrackers Harvest CSI 300 China A-Shares ETF	3,160	104,217
Total Unaffiliated Investment Companies (cost $958,734)		1,025,260
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(2) (cost $4)	20,000	2
Total Long-Term Investment Securities (cost $157,633,146)		206,901,754
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government Agency — 1.4%
Federal Home Loan Bank Disc. Notes
3.95%, 10/01/2025 (cost $3,052,000)	3,052,000	3,051,658
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.9%
Agreement with Bank of America Securities, Inc., bearing interest at 4.20% dated 09/30/2025, to be repurchased 10/01/2025 in the amount of $4,000,467 and collateralized by $4,284,000 of United States Treasury Notes, bearing interest at 2.88% due 05/15/2032 and having an approximate value of $4,095,236 (cost $4,000,000)	$4,000,000	$ 4,000,000
TOTAL INVESTMENTS (cost $164,685,146)(12)	100.2%	213,953,412
Other assets less liabilities	(0.2)	(418,537)
NET ASSETS	100.0%	$213,534,875
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Allocation Moderately Aggressive Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $10,675,788 representing 5.0% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Bank of N.T. Butterfield & Son, Ltd.	02/28/2023, 05/07/2024	435	$15,499	$18,670	$42.92	0.0%
Domo, Inc., Class B	07/07/2025	1,798	27,153	28,480	15.84	0.0
Mativ Holdings, Inc.	12/10/24, 01/14/25, 02/13/2025, 03/21/2025, 04/25/2025, 08/13/2025	736	5,941	8,324	11.31	0.0
Peabody Energy Corp.	07/07/2025	2,458	35,546	65,186	26.52	0.1
Reckitt Benckiser Group PLC	04/16/25, 02/19/25	2,231	149,233	171,567	76.90	0.1
Corporate Bonds & Notes
Hyatt Hotels Corp. 5.25%, 06/30/2029		$25,000	25,059	25,640	102.56	0.0
Hyatt Hotels Corp. 5.38%, 12/15/2031		20,000	19,954	20,450	102.25	0.0
				$338,317		0.2%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(9)	Interest Only
(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2025.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2025.
(12)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Equity Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America, N.A.	Pay	Etihad Etisalat Co.	Less than 1-Month SOFR + 1.000%	Monthly	06/23/2026	$136,044	$—	$(1,077)	$(1,077)
Bank of America, N.A.	Pay	Al Rajhi Bank	Less than 1-Month SOFR + 1.000	Monthly	06/23/2026	230,716	—	9,914	9,914
							$—	$8,837	$8,837
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
19	Long	MSCI Emerging Markets Index	December 2025	$1,283,232	$1,291,715	$ 8,483
5	Long	S&P 500 E-Mini Index	December 2025	1,674,475	1,684,688	10,213
1	Long	U.S. Treasury Long Bonds	December 2025	114,116	116,594	2,478
5	Long	U.S. Treasury Ultra Bonds	December 2025	582,129	600,312	18,183
						$39,357
						Unrealized (Depreciation)
17	Long	MSCI EAFE Index	December 2025	$2,376,592	$2,367,505	$ (9,087)
11	Long	U.S. Treasury 2 Year Notes	December 2025	2,293,414	2,292,383	(1,031)
18	Long	U.S. Treasury 5 Year Notes	December 2025	1,967,625	1,965,516	(2,109)
19	Short	E-Mini Russell 2000 Index	December 2025	2,304,190	2,332,725	(28,535)
81	Short	U.S. Treasury 10 Year Notes	December 2025	9,097,641	9,112,500	(14,859)
5	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	570,156	575,390	(5,234)
						$(60,855)
		Net Unrealized Appreciation (Depreciation)				$(21,498)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	238,000	USD	44,081	10/02/2025	$ —	$ (637)
	HKD	9,400	USD	1,208	11/19/2025	—	(1)
	HUF	10,306,600	USD	30,581	12/17/2025	—	(303)
	USD	42,137	BRL	238,000	10/02/2025	2,581	—
	USD	30,153	BRL	164,700	01/05/2026	108	—
	USD	228,959	CHF	180,500	12/17/2025	—	(194)
	USD	137,848	DKK	871,700	12/17/2025	—	(41)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	231,499	EUR	196,300	12/17/2025	$ —	$ (22)
	USD	217,649	JPY	31,653,300	11/19/2025	—	(2,557)
	USD	6,533	MXN	123,400	10/15/2025	195	—
	USD	4,616	PLN	16,800	12/17/2025	—	—
	USD	87,975	ZAR	1,572,000	10/15/2025	2,968	—
	ZAR	713,500	USD	39,763	10/15/2025	—	(1,515)
						5,852	(5,270)
Barclays Bank PLC	JPY	756,200	USD	5,200	11/19/2025	61	—
	NZD	43,900	USD	26,441	10/15/2025	978	—
	USD	30,352	AUD	46,100	10/15/2025	158	—
	USD	52,014	CHF	41,000	12/17/2025	—	(51)
	USD	15,858	GBP	11,700	12/17/2025	—	(121)
	USD	18,598	HKD	144,800	11/19/2025	30	—
	USD	11,696	ILS	38,900	10/15/2025	48	—
	USD	5,215	MXN	98,500	10/15/2025	157	—
	USD	159,779	SEK	1,479,300	12/17/2025	—	(1,900)
	USD	4,165	SGD	5,300	11/19/2025	—	(41)
	USD	107,831	TWD	3,202,800	11/19/2025	—	(2,342)
	USD	11,177	ZAR	198,000	10/15/2025	278	—
						1,710	(4,455)
Citibank, N.A.	DKK	272,400	USD	43,072	12/17/2025	9	—
	EUR	241,200	USD	284,452	12/17/2025	30	—
	GBP	495,500	USD	671,586	12/17/2025	5,120	—
	USD	9,986	EUR	8,500	12/17/2025	37	—
	USD	4,645	NOK	46,300	12/17/2025	—	(5)
	USD	7,637	SEK	71,500	12/17/2025	—	(6)
						5,196	(11)
Goldman Sachs International	BRL	258,100	USD	46,367	10/02/2025	—	(2,128)
	BRL	258,100	USD	47,239	01/05/2026	—	(182)
	CHF	42,300	USD	53,657	12/17/2025	46	—
	ILS	341,300	USD	102,613	10/15/2025	—	(428)
	INR	25,029,800	USD	284,931	11/19/2025	3,974	—
	USD	24,714	AUD	37,300	10/15/2025	—	(28)
	USD	48,263	BRL	258,100	10/02/2025	232	—
	USD	29,010	EUR	24,600	12/17/2025	—	(2)
	USD	81,435	HKD	633,600	11/19/2025	75	—
	USD	111,783	JPY	16,417,800	11/19/2025	—	(220)
	USD	75,100	MXN	1,417,600	10/15/2025	2,201	—
	USD	25,278	PLN	92,000	12/17/2025	2	—
	USD	33,975	ZAR	611,200	10/15/2025	1,385	—
						7,915	(2,988)
HSBC Bank PLC	CNH	343,100	USD	48,050	11/19/2025	—	(221)
	EUR	2,000	USD	2,359	12/17/2025	—	—
	HKD	1,802,200	USD	231,609	11/19/2025	—	(238)
	ILS	671,700	USD	200,444	10/15/2025	—	(2,347)
	USD	84,356	CHF	66,500	12/17/2025	—	(73)
	USD	8,678	DKK	54,900	12/17/2025	1	—
	USD	161,175	GBP	119,300	12/17/2025	—	(712)
	USD	57,282	HKD	445,200	11/19/2025	—	(9)
	USD	119,824	JPY	17,597,900	11/19/2025	—	(242)
	USD	11,868	NOK	117,300	12/17/2025	—	(111)
	USD	4,946	PLN	18,000	12/17/2025	—	—
	USD	233,892	SEK	2,165,500	12/17/2025	—	(2,778)
	USD	202,596	SGD	258,400	11/19/2025	—	(1,538)
						1	(8,269)
JPMorgan Chase Bank, N.A.	NOK	765,200	USD	77,416	12/17/2025	723	—
	USD	361,943	CHF	285,300	12/17/2025	—	(354)
						723	(354)

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co. International PLC	AUD	90,700	USD	58,828	10/15/2025	$ —	$ (1,199)
	CNH	1,571,500	USD	221,210	11/19/2025	113	—
	DKK	453,600	USD	71,708	12/17/2025	—	(2)
	GBP	45,300	USD	61,429	12/17/2025	499	—
	MXN	43,300	USD	2,292	10/15/2025	—	(69)
	SEK	826,700	USD	89,147	12/17/2025	916	—
	USD	98,156	AUD	151,300	10/15/2025	1,979	—
	USD	45,339	CHF	35,700	12/17/2025	—	(93)
	USD	174,733	EUR	148,200	12/17/2025	25	—
	USD	142,256	JPY	20,842,900	11/19/2025	—	(623)
	USD	10,941	NOK	108,100	12/17/2025	—	(106)
	USD	24,999	NZD	41,500	10/15/2025	—	(927)
	USD	22,011	PLN	80,000	12/17/2025	—	(29)
	USD	10,663	SGD	13,600	11/19/2025	—	(81)
	USD	30,507	ZAR	549,100	10/15/2025	1,260	—
	ZAR	1,239,000	USD	69,116	10/15/2025	—	(2,563)
						4,792	(5,692)
State Street Bank & Trust Co.	GBP	16,400	USD	22,239	12/17/2025	181	—
	HUF	5,269,200	USD	15,677	12/17/2025	—	(112)
	USD	122,841	AUD	187,100	10/15/2025	987	—
	USD	136,331	CHF	107,400	12/17/2025	—	(212)
	USD	13,485	DKK	85,300	12/17/2025	—	—
	USD	127,810	EUR	108,400	12/17/2025	15	—
	USD	123,005	HKD	956,200	11/19/2025	7	—
	USD	146,032	JPY	21,397,200	11/19/2025	—	(633)
	USD	37,257	PLN	135,400	12/17/2025	—	(52)
	USD	91,582	SEK	849,300	12/17/2025	—	(940)
	USD	117,448	SGD	149,800	11/19/2025	—	(890)
	ZAR	846,400	USD	47,007	10/15/2025	—	(1,959)
						1,190	(4,798)
Toronto Dominion Bank	USD	8,247	EUR	7,000	12/17/2025	7	—
	USD	283,263	SEK	2,626,900	12/17/2025	—	(2,906)
	USD	9,728	ZAR	169,100	10/15/2025	55	—
						62	(2,906)
UBS AG	HKD	553,600	USD	71,140	11/19/2025	—	(78)
	ILS	80,100	USD	23,906	10/15/2025	—	(277)
	USD	167,223	AUD	254,700	10/15/2025	1,344	—
	USD	41,657	CHF	32,800	12/17/2025	—	(86)
	USD	10,719	DKK	67,800	12/17/2025	—	(1)
	USD	15,852	JPY	2,322,600	11/19/2025	—	(69)
	USD	50,839	MXN	963,400	10/15/2025	1,695	—
	USD	15,077	PLN	54,800	12/17/2025	—	(19)
	ZAR	152,200	USD	8,458	10/15/2025	—	(348)
						3,039	(878)
Westpac Banking Corp.	USD	21,994	AUD	33,500	10/15/2025	177	—
Unrealized Appreciation (Depreciation)						$30,657	$(35,621)
AUD—Australian Dollar
BRL—Brazilian Real
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$2,416,970	$—	$675	$2,417,645
Pharmaceuticals	8,778,469	—	974	8,779,443
Other Industries	160,032,225	—	—	160,032,225
Convertible Preferred Stocks	61,712	—	—	61,712
Corporate Bonds & Notes	—	16,830,428	—	16,830,428
Convertible Bonds & Notes	—	71,661	—	71,661
Loans	—	409,190	—	409,190
Asset Backed Securities	—	184,881	—	184,881
Collateralized Mortgage Obligations	—	2,823,641	—	2,823,641
U.S. Government & Agency Obligations	—	14,187,672	—	14,187,672
Municipal Securities	—	77,994	—	77,994
Unaffiliated Investment Companies	1,025,260	—	—	1,025,260
Escrows and Litigation Trusts	—	—	2	2
Short-Term Investments	—	3,051,658	—	3,051,658
Repurchase Agreements	—	4,000,000	—	4,000,000
Total Investments at Value	$172,314,636	$41,637,125	$1,651	$213,953,412
Other Financial Instruments:†
Swaps	$—	$9,914	$—	$9,914
Futures Contracts	39,357	—	—	39,357
Forward Foreign Currency Contracts	—	30,657	—	30,657
Total Other Financial Instruments	$39,357	$40,571	$—	$79,928
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,077	$—	$1,077
Futures Contracts	60,855	—	—	60,855
Forward Foreign Currency Contracts	—	35,621	—	35,621
Total Other Financial Instruments	$60,855	$36,698	$—	$97,553
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.8%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 565,000	$ 525,693
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	79,000	77,553
		603,246
Aerospace/Defense — 0.5%
ATI, Inc.
4.88%, 10/01/2029	39,000	38,344
5.13%, 10/01/2031	20,000	19,682
BAE Systems PLC
5.13%, 03/26/2029*	425,000	437,676
Boeing Co.
2.95%, 02/01/2030	285,000	268,325
3.20%, 03/01/2029	105,000	101,316
3.38%, 06/15/2046	43,000	30,634
3.60%, 05/01/2034	25,000	22,613
3.75%, 02/01/2050	93,000	68,710
5.15%, 05/01/2030	297,000	304,768
5.71%, 05/01/2040	1,040,000	1,061,197
5.81%, 05/01/2050	31,000	30,971
5.93%, 05/01/2060	57,000	56,943
6.26%, 05/01/2027	39,000	40,128
6.39%, 05/01/2031	130,000	141,585
6.53%, 05/01/2034	375,000	414,550
Embraer Netherlands Finance BV
5.40%, 01/09/2038	38,000	37,834
General Electric Co.
4.90%, 01/29/2036	19,000	19,265
L3Harris Technologies, Inc.
5.05%, 06/01/2029	320,000	328,993
5.25%, 06/01/2031	50,000	52,050
5.40%, 07/31/2033	51,000	53,159
Lockheed Martin Corp.
4.70%, 12/15/2031	54,000	55,243
RTX Corp.
5.38%, 02/27/2053	70,000	68,414
		3,652,400
Agriculture — 0.5%
BAT Capital Corp.
5.63%, 08/15/2035	555,000	576,647
5.83%, 02/20/2031	395,000	417,775
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	210,000	220,606
Philip Morris International, Inc.
4.75%, 11/01/2031	695,000	706,913
5.13%, 02/15/2030	90,000	93,009
5.13%, 02/13/2031	295,000	305,294
5.38%, 02/15/2033	780,000	814,566
5.63%, 09/07/2033	130,000	137,876
		3,272,686
Airlines — 0.0%
Air Canada
3.88%, 08/15/2026*	32,000	31,710
American Airlines, Inc.
7.25%, 02/15/2028*	27,000	27,660
8.50%, 05/15/2029*	45,000	46,942
British Airways Pass Through Trust
2.90%, 09/15/2036*	71,722	65,089
Security Description		Shares or Principal Amount	Value

Airlines (continued)
United Airlines, Inc.
4.63%, 04/15/2029*		$ 29,000	$ 28,556
			199,957
Apparel — 0.1%
Gildan Activewear, Inc.
5.40%, 10/07/2035*		445,000	445,062
Tapestry, Inc.
5.10%, 03/11/2030		290,000	296,596
5.50%, 03/11/2035		205,000	209,405
			951,063
Auto Manufacturers — 0.4%
BMW US Capital LLC
4.50%, 08/11/2030*		20,000	20,028
Daimler Truck Finance North America LLC
5.00%, 10/12/2032*		945,000	949,559
5.38%, 01/13/2032*		460,000	473,081
Ford Motor Co.
3.25%, 02/12/2032		1,385,000	1,211,839
General Motors Co.
5.35%, 04/15/2028		47,000	48,088
General Motors Financial Co., Inc.
2.70%, 06/10/2031		57,000	50,958
5.60%, 06/18/2031		127,000	131,431
5.75%, 02/08/2031		22,000	22,921
Hyundai Capital America
4.50%, 09/18/2030*		52,000	51,752
4.85%, 03/25/2027*		39,000	39,294
4.88%, 11/01/2027*		83,000	83,927
5.40%, 06/23/2032*		45,000	46,331
			3,129,209
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*		34,000	33,942
7.75%, 10/15/2033*		20,000	20,156
			54,098
Banks — 5.5%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	241,351
Bank of America Corp.
1.90%, 07/23/2031		655,000	585,053
1.92%, 10/24/2031		520,000	461,848
2.30%, 07/21/2032		1,610,000	1,428,074
2.48%, 09/21/2036		205,000	177,976
2.59%, 04/29/2031		585,000	542,112
2.69%, 04/22/2032		150,000	136,647
3.31%, 04/22/2042		58,000	46,006
3.42%, 12/20/2028		93,000	91,581
3.85%, 03/08/2037		226,000	211,149
4.08%, 04/23/2040		123,000	109,574
4.57%, 04/27/2033		42,000	41,991
5.16%, 01/24/2031		102,000	105,273
5.43%, 08/15/2035		47,000	47,945
5.52%, 10/25/2035		393,000	402,549
6.11%, 01/29/2037		119,000	128,362
Bank of New York Mellon Corp.
4.94%, 02/11/2031		80,000	82,171
5.06%, 07/22/2032		300,000	309,967
5.19%, 03/14/2035		200,000	206,159
6.32%, 10/25/2029		220,000	234,118

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of Nova Scotia
4.59%, 05/04/2037	$ 124,000	$ 119,999
BankUnited, Inc.
5.13%, 06/11/2030	129,000	129,594
Barclays PLC
3.56%, 09/23/2035	208,000	194,475
BNP Paribas SA
5.28%, 11/19/2030*	128,000	131,477
5.91%, 11/19/2035*	240,000	248,690
BPCE SA
5.39%, 05/28/2031*	825,000	846,404
5.88%, 01/14/2031*	615,000	642,293
6.51%, 01/18/2035*	250,000	265,639
6.71%, 10/19/2029*	280,000	297,248
Citibank NA
4.91%, 05/29/2030	465,000	477,756
Citigroup, Inc.
2.90%, 11/03/2042	23,000	16,856
4.45%, 09/29/2027	91,000	91,370
4.50%, 09/11/2031	1,290,000	1,290,697
4.54%, 09/19/2030	71,000	71,330
4.95%, 05/07/2031	660,000	672,541
5.17%, 09/11/2036	44,000	44,447
5.41%, 09/19/2039	123,000	123,417
5.88%, 02/22/2033	83,000	88,512
6.00%, 10/31/2033	301,000	323,541
Citizens Financial Group, Inc.
5.25%, 03/05/2031	475,000	486,814
5.72%, 07/23/2032	161,000	168,106
6.65%, 04/25/2035	140,000	154,043
Credit Agricole SA
4.82%, 09/25/2033*	795,000	790,114
5.22%, 05/27/2031*	1,205,000	1,236,126
6.25%, 01/10/2035*	365,000	385,145
Deutsche Bank AG
3.55%, 09/18/2031	150,000	142,198
3.74%, 01/07/2033	200,000	184,213
First Citizens BancShares, Inc.
6.25%, 03/12/2040	27,000	27,353
FNB Corp.
5.72%, 12/11/2030	67,000	68,035
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	61,000	59,494
1.99%, 01/27/2032	80,000	70,594
2.38%, 07/21/2032	81,000	72,292
3.21%, 04/22/2042	73,000	56,441
4.22%, 05/01/2029	101,000	101,118
4.41%, 04/23/2039	210,000	194,218
4.69%, 10/23/2030	391,000	395,983
5.05%, 07/23/2030	1,095,000	1,122,444
5.22%, 04/23/2031	255,000	263,697
5.73%, 01/28/2056	38,000	39,397
6.75%, 10/01/2037	223,000	249,849
HSBC Holdings PLC
2.85%, 06/04/2031	350,000	325,431
5.13%, 03/03/2031	265,000	271,398
5.21%, 08/11/2028	225,000	228,843
5.24%, 05/13/2031	920,000	946,727
6.33%, 03/09/2044	250,000	274,964
JPMorgan Chase & Co.
2.07%, 06/01/2029	276,000	261,891
2.53%, 11/19/2041	194,000	140,412
Security Description		Shares or Principal Amount	Value

Banks (continued)
2.55%, 11/08/2032		$ 1,064,000	$ 954,323
2.58%, 04/22/2032		315,000	286,276
3.54%, 05/01/2028		212,000	210,147
4.51%, 10/22/2028		514,000	518,392
4.85%, 07/25/2028		325,000	329,297
4.91%, 07/25/2033		32,000	32,631
4.95%, 10/22/2035		285,000	287,421
5.00%, 07/22/2030		1,060,000	1,087,288
5.10%, 04/22/2031		455,000	470,070
5.30%, 07/24/2029		580,000	597,592
5.34%, 01/23/2035		265,000	275,435
5.53%, 11/29/2045		22,000	22,624
5.58%, 04/22/2030		830,000	866,924
5.58%, 07/23/2036		798,000	827,272
6.09%, 10/23/2029		365,000	385,175
KeyCorp
5.12%, 04/04/2031		141,000	144,778
M&T Bank Corp.
5.40%, 07/30/2035		42,000	42,319
mBank SA
0.97%, 09/21/2027	EUR	300,000	345,389
Mizuho Financial Group, Inc.
5.78%, 07/06/2029		200,000	208,425
Morgan Stanley
1.79%, 02/13/2032		450,000	392,480
1.93%, 04/28/2032		270,000	235,636
2.48%, 09/16/2036		63,000	54,723
2.70%, 01/22/2031		690,000	644,760
3.22%, 04/22/2042		86,000	67,246
3.62%, 04/01/2031		28,000	27,168
4.65%, 10/18/2030		697,000	704,619
5.17%, 01/16/2030		117,000	120,250
5.23%, 01/15/2031		165,000	170,305
5.30%, 04/20/2037		94,000	95,365
5.32%, 07/19/2035		39,000	40,242
5.45%, 07/20/2029		220,000	227,328
5.66%, 04/18/2030		530,000	553,434
5.94%, 02/07/2039		108,000	113,076
6.41%, 11/01/2029		310,000	329,488
Morgan Stanley VRS
3.59%, 07/22/2028(1)		192,000	189,979
NatWest Group PLC
3.03%, 11/28/2035		200,000	182,923
OTP Bank Nyrt
7.50%, 05/25/2027		200,000	203,363
Regions Financial Corp.
5.50%, 09/06/2035		44,000	45,235
5.72%, 06/06/2030		56,000	58,365
7.38%, 12/10/2037		95,000	109,565
Royal Bank of Canada
4.72%, 03/27/2028		89,000	89,862
5.15%, 02/04/2031		760,000	782,981
Standard Chartered PLC
7.77%, 11/16/2028*		200,000	214,156
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033		200,000	203,555
Swedbank AB
1.54%, 11/16/2026*		254,000	247,186
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031		37,000	36,465
UBS Group AG
6.44%, 08/11/2028*		730,000	758,497

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
US Bancorp
2.49%, 11/03/2036	$ 239,000	$ 206,042
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	36,000	36,815
Webster Financial Corp.
5.78%, 09/11/2035	22,000	22,003
Wells Fargo & Co.
2.57%, 02/11/2031	51,000	47,396
2.88%, 10/30/2030	65,000	61,542
3.07%, 04/30/2041	68,000	52,788
3.35%, 03/02/2033	985,000	916,912
4.08%, 09/15/2029	90,000	89,719
4.75%, 12/07/2046	18,000	15,974
4.90%, 07/25/2033	828,000	841,189
5.15%, 04/23/2031	360,000	371,268
5.24%, 01/24/2031	145,000	150,018
5.50%, 01/23/2035	22,000	22,948
5.57%, 07/25/2029	230,000	238,361
5.61%, 01/15/2044	50,000	50,054
6.49%, 10/23/2034	365,000	405,549
Zions Bancorp NA
3.25%, 10/29/2029	250,000	234,806
		38,936,946
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	115,000	107,735
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 01/23/2039	160,000	165,315
Bacardi, Ltd./Bacardi-Martini BV
5.25%, 01/15/2029*	100,000	102,043
5.40%, 06/15/2033*	221,000	223,270
Bacardi-Martini BV
6.00%, 02/01/2035*	380,000	395,154
Constellation Brands, Inc.
3.15%, 08/01/2029	345,000	331,788
4.35%, 05/09/2027	32,000	32,092
4.80%, 05/01/2030	320,000	324,541
Keurig Dr Pepper, Inc.
2.25%, 03/15/2031	100,000	88,177
5.15%, 05/15/2035	325,000	321,908
5.20%, 03/15/2031	170,000	173,756
Keurig Dr. Pepper, Inc.
4.50%, 04/15/2052	535,000	432,200
PepsiCo, Inc.
3.60%, 02/18/2028	44,000	43,786
4.00%, 03/05/2042	20,000	17,310
4.45%, 02/07/2028	52,000	52,723
4.65%, 07/23/2032	43,000	43,635
		2,855,433
Biotechnology — 0.3%
Amgen, Inc.
3.15%, 02/21/2040	136,000	107,041
4.40%, 05/01/2045	22,000	19,103
5.15%, 03/02/2028	52,000	53,214
5.25%, 03/02/2030	22,000	22,806
5.65%, 03/02/2053	76,000	75,806
5.75%, 03/02/2063	37,000	36,912
Biogen, Inc.
6.45%, 05/15/2055	41,000	43,962
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.
4.80%, 11/15/2029	$ 55,000	$ 56,444
5.10%, 06/15/2035	35,000	35,959
Royalty Pharma PLC
2.15%, 09/02/2031	102,000	88,810
5.15%, 09/02/2029	31,000	31,807
5.20%, 09/25/2035	1,245,000	1,243,943
5.95%, 09/25/2055	20,000	20,086
		1,835,893
Building Materials — 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	737,425
Carlisle Cos., Inc.
5.55%, 09/15/2040	17,000	17,208
Carrier Global Corp.
3.38%, 04/05/2040	88,000	71,044
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	206,198
Lennox International, Inc.
5.50%, 09/15/2028	64,000	66,161
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	47,000	42,085
Owens Corning
5.50%, 06/15/2027	30,000	30,648
Standard Industries, Inc.
3.38%, 01/15/2031*	26,000	23,545
4.38%, 07/15/2030*	733,000	702,786
		1,897,100
Chemicals — 0.3%
CF Industries, Inc.
5.38%, 03/15/2044	88,000	84,853
Consolidated Energy Finance SA
5.63%, 10/15/2028*	150,000	124,949
Dow Chemical Co.
5.65%, 03/15/2036	57,000	57,284
Eastman Chemical Co.
5.75%, 03/08/2033	63,000	66,152
Ecolab, Inc.
2.70%, 12/15/2051	86,000	54,231
4.30%, 06/15/2028	23,000	23,183
5.00%, 09/01/2035	31,000	31,619
5.25%, 01/15/2028	56,000	57,519
Methanex Corp.
5.13%, 10/15/2027	25,000	25,029
Methanex US Operations, Inc.
6.25%, 03/15/2032*	55,000	55,961
Minerals Technologies, Inc.
5.00%, 07/01/2028*	47,000	46,060
Nutrien, Ltd.
5.20%, 06/21/2027	28,000	28,450
OCP SA
6.70%, 03/01/2036*	200,000	214,259
RPM International, Inc.
2.95%, 01/15/2032	14,000	12,635
Sherwin-Williams Co.
4.80%, 09/01/2031	26,000	26,545
5.15%, 08/15/2035	1,145,000	1,165,042
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(2)	26,777	10,041

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Westlake Corp.
3.38%, 08/15/2061	$ 76,000	$ 45,800
		2,129,612
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	16,000	16,239
Commercial Services — 0.5%
Ashtead Capital, Inc.
2.45%, 08/12/2031*	435,000	385,826
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	26,000	25,354
8.25%, 01/15/2030*	15,000	15,560
8.38%, 06/15/2032*	18,000	18,827
Block, Inc.
3.50%, 06/01/2031	215,000	200,084
5.63%, 08/15/2030*	135,000	136,779
6.00%, 08/15/2033*	10,000	10,240
6.50%, 05/15/2032	35,000	36,225
Champions Financing, Inc.
8.75%, 02/15/2029*	59,000	56,980
Deluxe Corp.
8.00%, 06/01/2029*	71,000	70,834
8.13%, 09/15/2029*	11,000	11,486
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	48,000	51,300
8.63%, 05/15/2032*	29,000	31,310
Ford Foundation
2.82%, 06/01/2070	65,000	37,533
GXO Logistics, Inc.
6.25%, 05/06/2029	45,000	47,257
Herc Holdings, Inc.
7.00%, 06/15/2030*	18,000	18,697
7.25%, 06/15/2033*	40,000	41,756
Hertz Corp.
4.63%, 12/01/2026*	29,000	28,536
12.63%, 07/15/2029*	28,000	29,684
Howard University
2.29%, 10/01/2026	100,000	97,664
2.70%, 10/01/2029	250,000	231,468
2.80%, 10/01/2030	100,000	90,992
2.90%, 10/01/2031	100,000	89,115
3.48%, 10/01/2041	95,000	72,040
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	74,000	62,016
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.25%, 01/15/2028*	76,000	75,934
Quanta Services, Inc.
2.35%, 01/15/2032	60,000	52,665
2.90%, 10/01/2030	58,000	54,146
3.05%, 10/01/2041	43,000	31,968
5.25%, 08/09/2034	61,000	62,537
S&P Global, Inc.
2.70%, 03/01/2029	81,000	77,386
Service Corp. International
3.38%, 08/15/2030	405,000	375,260
5.13%, 06/01/2029	289,000	288,980
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	44,000	45,491
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Triton Container International, Ltd.
3.15%, 06/15/2031*	$ 180,000	$ 160,519
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	49,000	43,752
Verisk Analytics, Inc.
5.13%, 02/15/2036	24,000	24,222
Veritiv Operating Co.
10.50%, 11/30/2030*	48,000	51,515
VM Consolidated, Inc.
5.50%, 04/15/2029*	59,000	58,689
WEX, Inc.
6.50%, 03/15/2033*	42,000	42,894
		3,343,521
Computers — 0.5%
Accenture Capital, Inc.
4.50%, 10/04/2034	38,000	37,477
Apple, Inc.
1.40%, 08/05/2028	140,000	131,249
2.65%, 05/11/2050	99,000	63,432
2.70%, 08/05/2051	32,000	20,423
4.38%, 05/13/2045	45,000	40,707
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	81,000	84,443
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	96,000	73,614
4.35%, 02/01/2030	93,000	92,702
4.75%, 04/01/2028	74,000	75,085
8.10%, 07/15/2036	67,000	81,643
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	35,000	36,647
Hewlett Packard Enterprise Co.
4.40%, 10/15/2030	45,000	44,727
5.00%, 10/15/2034	220,000	218,289
5.60%, 10/15/2054	800,000	765,091
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	170,000	173,382
Insight Enterprises, Inc.
6.63%, 05/15/2032*	566,000	580,320
International Business Machines Corp.
4.80%, 02/10/2030	655,000	670,281
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	44,000	40,006
Leidos, Inc.
4.38%, 05/15/2030	71,000	70,777
NCR Voyix Corp.
5.13%, 04/15/2029*	8,000	7,871
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	45,000	43,534
		3,351,700
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	61,000	58,020
Kenvue, Inc.
4.85%, 05/22/2032	44,000	44,635
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	68,000	68,456
		171,111
Diversified Financial Services — 0.8%
Air Lease Corp.
4.65%, 06/15/2026(3)	34,000	33,553

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Aircastle, Ltd.
5.25%, 06/15/2026*(3)	$ 89,000	$ 88,512
Ally Financial, Inc.
6.65%, 01/17/2040	55,000	54,981
6.70%, 02/14/2033	42,000	43,749
American Express Co.
4.92%, 07/20/2033	29,000	29,505
5.02%, 04/25/2031	775,000	796,908
5.09%, 01/30/2031	674,000	694,884
5.10%, 02/16/2028	141,000	142,892
5.67%, 04/25/2036	35,000	36,978
Ameriprise Financial, Inc.
5.20%, 04/15/2035	480,000	488,958
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	30,000	32,022
Brookfield Asset Management, Ltd.
6.08%, 09/15/2055	27,000	28,016
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	30,053
Capital One Financial Corp.
4.49%, 09/11/2031	535,000	530,673
6.18%, 01/30/2036	205,000	212,658
7.96%, 11/02/2034	550,000	650,282
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	76,000	66,315
Credit Acceptance Corp.
6.63%, 03/15/2030*	25,000	25,041
9.25%, 12/15/2028*	25,000	26,266
EZCORP, Inc.
7.38%, 04/01/2032*	30,000	31,964
Focus Financial Partners LLC
6.75%, 09/15/2031*	54,000	55,302
goeasy, Ltd.
6.88%, 05/15/2030*	30,000	29,850
6.88%, 02/15/2031*	20,000	19,376
7.63%, 07/01/2029*	22,000	22,295
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	74,000	68,346
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	72,000	72,976
6.75%, 05/01/2033*	4,000	4,155
7.13%, 04/30/2031*	28,000	29,369
Mastercard, Inc.
4.35%, 01/15/2032	69,000	69,311
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	40,000	42,557
Planet Financial Group LLC
10.50%, 12/15/2029*	56,000	58,880
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.88%, 03/01/2031*	445,000	415,560
Synchrony Financial
5.15%, 03/19/2029	89,000	90,121
5.45%, 03/06/2031	27,000	27,512
6.00%, 07/29/2036	563,000	575,860
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	54,000	55,851
		5,681,531
Electric — 5.1%
AEP Texas, Inc.
5.85%, 10/15/2055	66,000	65,705
Security Description	Shares or Principal Amount	Value

Electric (continued)
AEP Transmission Co. LLC
4.50%, 06/15/2052	$ 24,000	$ 20,698
AES Andes SA
6.25%, 03/14/2032*	235,000	246,027
AES Corp.
2.45%, 01/15/2031	64,000	57,315
5.45%, 06/01/2028	54,000	55,307
Alabama Power Co.
3.45%, 10/01/2049	235,000	172,195
4.15%, 08/15/2044	445,000	377,670
5.10%, 04/02/2035	85,000	86,863
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(4)	24,000	24,173
Ameren Corp.
5.70%, 12/01/2026	30,000	30,470
Arizona Public Service Co.
5.70%, 08/15/2034	410,000	429,577
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	445,000	462,234
Calpine Corp.
5.00%, 02/01/2031*	54,000	53,842
Clearway Energy Operating LLC
3.75%, 01/15/2032*	60,000	53,858
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	675,000	630,712
CMS Energy Corp.
3.75%, 12/01/2050	50,000	46,161
4.75%, 06/01/2050	69,000	67,293
Commonwealth Edison Co.
5.95%, 06/01/2055	14,000	14,882
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	331,825
4.13%, 05/15/2049	65,000	52,687
4.45%, 03/15/2044	31,000	27,321
4.50%, 12/01/2045	39,000	34,191
5.50%, 03/15/2055	485,000	479,542
5.70%, 05/15/2054	110,000	112,742
Dominion Energy, Inc.
5.00%, 06/15/2030	530,000	543,359
6.00%, 02/15/2056	1,625,000	1,636,626
DTE Electric Co.
3.95%, 03/01/2049	96,000	77,300
DTE Energy Co.
4.88%, 06/01/2028	63,000	64,092
Duke Energy Carolinas LLC
3.55%, 03/15/2052	29,000	21,348
4.00%, 09/30/2042	145,000	123,079
5.40%, 01/15/2054	18,000	17,847
6.00%, 01/15/2038	40,000	43,275
Duke Energy Corp.
2.55%, 06/15/2031	865,000	782,002
4.95%, 09/15/2035	495,000	491,752
5.45%, 06/15/2034	110,000	114,416
5.80%, 06/15/2054	166,000	167,706
Duke Energy Florida LLC
1.75%, 06/15/2030	395,000	353,576
5.95%, 11/15/2052	31,000	32,606
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	428,749
3.25%, 10/01/2049	110,000	76,651
4.90%, 07/15/2043	135,000	126,573
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	350,000	349,628

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.65%, 04/01/2053	$ 22,000	$ 22,174
Duke Energy Progress LLC
4.00%, 04/01/2052	458,000	360,908
4.15%, 12/01/2044	900,000	763,900
5.05%, 03/15/2035	340,000	345,479
5.55%, 03/15/2055	165,000	165,660
Edison International
5.25%, 03/15/2032	140,000	138,672
6.25%, 03/15/2030	520,000	540,714
Emera US Finance LP
4.75%, 06/15/2046	58,000	50,046
Entergy Mississippi LLC
3.85%, 06/01/2049	30,000	23,176
Entergy Texas, Inc.
4.50%, 03/30/2039	110,000	102,290
5.25%, 04/15/2035	22,000	22,547
Evergy Kansas Central, Inc.
4.70%, 03/13/2028	18,000	18,220
Eversource Energy
5.13%, 05/15/2033	265,000	268,690
5.50%, 01/01/2034	1,087,000	1,122,451
FirstEnergy Corp.
4.85%, 07/15/2047	64,000	56,650
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	89,000	91,011
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	84,000	71,705
Florida Power & Light Co.
5.15%, 06/15/2029	71,000	73,678
Georgia Power Co.
3.25%, 03/15/2051	97,000	67,805
4.30%, 03/15/2042	300,000	264,810
4.55%, 03/15/2030	305,000	309,719
4.75%, 09/01/2040	195,000	185,654
4.85%, 03/15/2031	85,000	87,277
5.20%, 03/15/2035	285,000	292,050
5.25%, 03/15/2034	160,000	165,047
Interstate Power & Light Co.
3.50%, 09/30/2049	75,000	54,455
5.60%, 06/29/2035	475,000	493,495
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	199,196
Jersey Central Power & Light Co.
5.10%, 01/15/2035	125,000	126,685
Kentucky Power Co.
7.00%, 11/15/2033*	106,000	116,100
Kentucky Utilities Co.
5.85%, 08/15/2055	18,000	18,495
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	58,000	51,758
Narragansett Electric Co.
5.35%, 05/01/2034*	47,000	48,371
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	76,000	76,271
4.15%, 08/25/2028	22,000	22,059
4.75%, 02/07/2028	25,000	25,369
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	50,000	53,258
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	29,000	29,315
5.30%, 03/15/2032	70,000	72,693
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.90%, 03/15/2055	$ 57,000	$ 58,743
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	150,000	152,714
NRG Energy, Inc.
3.63%, 02/15/2031*	86,000	79,509
NSTAR Electric Co.
5.40%, 06/01/2034	295,000	307,088
Ohio Edison Co.
5.50%, 01/15/2033*	315,000	327,307
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	52,000	50,852
5.35%, 04/01/2035*	450,000	465,434
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,255,000	1,118,082
3.30%, 08/01/2040	209,000	158,350
3.95%, 12/01/2047	105,000	78,472
4.50%, 07/01/2040	40,000	34,791
4.75%, 02/15/2044	155,000	132,606
4.95%, 07/01/2050	175,000	150,200
5.05%, 10/15/2032	560,000	558,936
5.80%, 05/15/2034	85,000	88,074
5.90%, 10/01/2054	599,000	583,488
6.10%, 01/15/2029	680,000	711,353
6.10%, 10/15/2055	81,000	80,887
6.15%, 01/15/2033	212,000	224,379
6.15%, 03/01/2055	124,000	124,705
6.70%, 04/01/2053	70,000	74,853
6.75%, 01/15/2053	884,000	952,464
6.95%, 03/15/2034	808,000	896,227
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	94,000	91,615
Pinnacle West Capital Corp.
4.90%, 05/15/2028	171,000	173,719
5.15%, 05/15/2030	478,000	491,570
PPL Capital Funding, Inc.
5.25%, 09/01/2034	23,000	23,523
Public Service Co. of Colorado
2.70%, 01/15/2051	160,000	98,553
3.70%, 06/15/2028	116,000	115,262
4.10%, 06/15/2048	49,000	39,309
Public Service Co. of Oklahoma
2.20%, 08/15/2031	84,000	73,964
5.20%, 01/15/2035	610,000	617,531
Public Service Electric & Gas Co.
4.85%, 08/01/2034	23,000	23,214
Public Service Enterprise Group, Inc.
4.90%, 03/15/2030	795,000	812,615
5.45%, 04/01/2034	110,000	113,857
6.13%, 10/15/2033	175,000	188,918
Puget Energy, Inc.
4.22%, 03/15/2032	160,000	153,229
5.73%, 03/15/2035	1,180,000	1,217,668
Puget Sound Energy, Inc.
5.69%, 06/15/2054	39,000	39,545
RWE Finance US LLC
6.25%, 04/16/2054*	150,000	155,647
San Diego Gas & Electric Co.
5.40%, 04/15/2035	375,000	387,269
Southern California Edison Co.
2.75%, 02/01/2032	150,000	131,895
3.90%, 03/15/2043	91,000	71,203
4.00%, 04/01/2047	103,000	77,922

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.13%, 03/01/2048	$ 637,000	$ 486,705
4.65%, 10/01/2043	90,000	76,654
5.20%, 06/01/2034	275,000	273,355
5.45%, 03/01/2035	480,000	485,791
5.45%, 06/01/2052	65,000	59,010
5.70%, 03/01/2053	267,000	250,721
5.88%, 12/01/2053	260,000	251,102
5.90%, 03/01/2055	182,000	176,623
5.95%, 11/01/2032	560,000	590,175
6.20%, 09/15/2055	158,000	159,283
Southern Power Co.
4.90%, 10/01/2035	205,000	202,171
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	147,000	150,719
Union Electric Co.
3.90%, 04/01/2052	41,000	32,048
Virginia Electric & Power Co.
2.45%, 12/15/2050	159,000	92,565
4.20%, 05/15/2045	40,000	33,435
4.90%, 09/15/2035	280,000	278,535
5.00%, 04/01/2033	605,000	615,704
5.00%, 01/15/2034	735,000	743,264
5.05%, 08/15/2034	160,000	162,181
5.15%, 03/15/2035	265,000	269,844
5.35%, 01/15/2054	160,000	153,755
5.55%, 08/15/2054	18,000	17,837
5.65%, 03/15/2055	165,000	165,960
Vistra Operations Co. LLC
5.00%, 07/31/2027*	45,000	44,851
7.75%, 10/15/2031*	6,000	6,349
Wisconsin Power & Light Co.
3.95%, 09/01/2032	36,000	34,554
5.38%, 03/30/2034	440,000	456,896
Xcel Energy, Inc.
4.60%, 06/01/2032	450,000	446,462
4.75%, 03/21/2028	220,000	222,713
5.60%, 04/15/2035	505,000	523,502
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	45,000	46,203
8.38%, 01/15/2031*	60,000	62,880
		36,461,117
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	19,000	18,732
6.63%, 01/15/2032*	17,000	17,494
WESCO Distribution, Inc.
6.38%, 03/15/2033*	41,000	42,502
		78,728
Electronics — 0.1%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	50,000	52,207
5.60%, 05/29/2034	39,000	40,705
Imola Merger Corp.
4.75%, 05/15/2029*	54,000	52,522
Trimble, Inc.
6.10%, 03/15/2033	36,000	38,699
TTM Technologies, Inc.
4.00%, 03/01/2029*	56,000	53,840
Tyco Electronics Group SA
5.00%, 05/09/2035	74,000	75,082
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vontier Corp.
2.95%, 04/01/2031	$ 109,000	$ 99,560
		412,615
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	831,089	885,567
MasTec, Inc.
5.90%, 06/15/2029	45,000	47,100
		932,667
Entertainment — 0.0%
Light & Wonder International, Inc.
6.25%, 10/01/2033*	40,000	40,068
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	69,000	68,563
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	60,000	59,002
Voyager Parent LLC
9.25%, 07/01/2032*	65,000	68,737
		236,370
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	344,000	343,712
5.75%, 10/15/2033*	25,000	25,218
Waste Connections, Inc.
2.20%, 01/15/2032	88,000	77,352
Waste Management, Inc.
4.95%, 07/03/2027	69,000	70,202
		516,484
Food — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.25%, 03/15/2033*	75,000	76,703
6.50%, 02/15/2028*	40,000	40,630
C&S Group Enterprises LLC
5.00%, 12/15/2028*	64,000	57,893
Conagra Brands, Inc.
5.40%, 11/01/2048	14,000	12,787
7.00%, 10/01/2028	108,000	115,542
Hershey Co.
4.55%, 02/24/2028	37,000	37,587
Hormel Foods Corp.
4.80%, 03/30/2027	65,000	65,730
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/2033	265,000	276,748
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 03/15/2034	335,000	370,344
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036*	540,000	551,453
6.38%, 04/15/2066*	1,020,000	1,048,601
Kellanova
7.45%, 04/01/2031	107,000	122,577
Kraft Heinz Foods Co.
4.38%, 06/01/2046	60,000	49,931
4.88%, 10/01/2049	38,000	33,243
5.20%, 03/15/2032	617,000	632,224
Kroger Co.
3.88%, 10/15/2046	18,000	14,005

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
5.00%, 09/15/2034	$ 31,000	$ 31,263
5.50%, 09/15/2054	58,000	56,530
5.65%, 09/15/2064	98,000	95,592
Mars, Inc.
4.65%, 04/20/2031*	94,000	95,389
5.00%, 03/01/2032*	1,445,000	1,478,333
5.20%, 03/01/2035*	580,000	592,839
5.65%, 05/01/2045*	1,352,000	1,371,504
5.70%, 05/01/2055*	36,000	36,466
5.80%, 05/01/2065*	240,000	244,721
Performance Food Group, Inc.
4.25%, 08/01/2029*	23,000	22,342
5.50%, 10/15/2027*	29,000	28,928
Pilgrim's Pride Corp.
4.25%, 04/15/2031	510,000	492,936
Sysco Corp.
4.45%, 03/15/2048	19,000	16,190
4.50%, 04/01/2046	91,000	78,633
5.10%, 09/23/2030	65,000	67,015
		8,214,679
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	173,000	169,735
4.40%, 06/30/2028*	20,000	20,171
Magnera Corp.
4.75%, 11/15/2029*	52,000	46,036
Suzano Austria GmbH
3.75%, 01/15/2031	120,000	113,526
Suzano Netherlands BV
5.50%, 01/15/2036	38,000	38,038
		387,506
Gas — 0.3%
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	34,000	35,828
KeySpan Gas East Corp.
5.99%, 03/06/2033*	227,000	240,384
NiSource, Inc.
5.35%, 07/15/2035	325,000	331,834
5.40%, 06/30/2033	320,000	331,739
5.85%, 04/01/2055	17,000	17,240
Southern California Gas Co.
5.60%, 04/01/2054	324,000	325,126
6.00%, 06/15/2055	725,000	759,122
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	145,000	145,379
		2,186,652
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	79,000	79,262
Healthcare-Products — 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	120,000	107,706
2.75%, 09/15/2029	87,000	82,293
Alcon Finance Corp.
2.75%, 09/23/2026*	270,000	266,484
5.38%, 12/06/2032*	200,000	208,541
Avantor Funding, Inc.
3.88%, 11/01/2029*	750,000	713,224
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	$ 101,000	$ 104,695
5.65%, 11/15/2027	100,000	103,064
Hologic, Inc.
3.25%, 02/15/2029*	325,000	313,817
Insulet Corp.
6.50%, 04/01/2033*	51,000	53,021
Medline Borrower LP
3.88%, 04/01/2029*	56,000	54,009
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	10,000	10,254
Solventum Corp.
5.40%, 03/01/2029	283,000	292,053
STERIS PLC
3.75%, 03/15/2051	154,000	113,344
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	644,000	644,099
5.00%, 01/31/2029	42,000	43,223
		3,109,827
Healthcare-Services — 0.9%
Centene Corp.
2.50%, 03/01/2031	740,000	637,446
2.63%, 08/01/2031	425,000	365,086
Cigna Group
2.38%, 03/15/2031	35,000	31,490
3.40%, 03/15/2050	122,000	85,640
3.88%, 10/15/2047	31,000	23,982
4.38%, 10/15/2028	35,000	35,184
4.88%, 09/15/2032	915,000	924,226
Concentra Health Services, Inc.
6.88%, 07/15/2032*	60,000	62,303
DaVita, Inc.
6.75%, 07/15/2033*	55,000	56,716
Elevance Health, Inc.
5.70%, 09/15/2055	26,000	25,770
6.10%, 10/15/2052	11,000	11,441
HCA, Inc.
3.38%, 03/15/2029	32,000	31,033
3.50%, 09/01/2030	70,000	66,861
3.50%, 07/15/2051	89,000	60,886
4.63%, 03/15/2052	88,000	72,666
5.25%, 06/15/2049	42,000	38,472
5.45%, 04/01/2031	51,000	53,014
5.50%, 03/01/2032	49,000	51,050
Humana, Inc.
4.88%, 04/01/2030	65,000	65,783
5.38%, 04/15/2031	15,000	15,429
5.55%, 05/01/2035	705,000	718,225
5.88%, 03/01/2033	25,000	26,303
Icon Investments Six DAC
5.81%, 05/08/2027	200,000	204,053
6.00%, 05/08/2034	235,000	246,680
Quest Diagnostics, Inc.
5.00%, 12/15/2034	58,000	58,706
Select Medical Corp.
6.25%, 12/01/2032*	62,000	62,026
Sotera Health Holdings LLC
7.38%, 06/01/2031*	55,000	57,751
UnitedHealth Group, Inc.
2.75%, 05/15/2040	875,000	651,987
3.50%, 08/15/2039	285,000	237,720
4.25%, 06/15/2048	77,000	63,655

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.75%, 05/15/2052	$ 57,000	$ 50,251
4.90%, 04/15/2031	45,000	46,140
4.95%, 05/15/2062	138,000	121,343
5.30%, 06/15/2035	215,000	222,250
5.38%, 04/15/2054	455,000	436,969
5.75%, 07/15/2064	240,000	238,946
6.05%, 02/15/2063	55,000	57,450
		6,214,933
Home Builders — 0.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 08/01/2033*	55,000	55,472
Lennar Corp.
5.20%, 07/30/2030	30,000	30,899
Mattamy Group Corp.
4.63%, 03/01/2030*	56,000	54,048
5.25%, 12/15/2027*	14,000	13,909
		154,328
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	58,000	59,722
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	47,000	48,054
Aon North America, Inc.
5.30%, 03/01/2031	91,000	94,781
5.75%, 03/01/2054	29,000	29,205
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	31,000	31,633
5.15%, 02/15/2035	1,165,000	1,178,774
5.75%, 03/02/2053	46,000	45,798
Assurant, Inc.
5.55%, 02/15/2036	13,000	13,175
Athene Global Funding
1.73%, 10/02/2026*	86,000	83,992
2.65%, 10/04/2031*	2,130,000	1,897,027
4.86%, 08/27/2026*	57,000	57,370
5.32%, 11/13/2031*	98,000	100,281
Athene Holding, Ltd.
3.45%, 05/15/2052	27,000	17,727
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	36,000	37,370
Chubb INA Holdings LLC
4.65%, 08/15/2029	96,000	97,888
Equitable America Global Funding
4.70%, 09/15/2032*	845,000	840,540
Equitable Financial Life Global Funding
5.00%, 03/27/2030*	310,000	317,635
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	18,000	18,357
F&G Global Funding
2.30%, 04/11/2027*	99,000	96,027
Hanover Insurance Group, Inc.
5.50%, 09/01/2035	26,000	26,307
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	30,000	30,887
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	$ 31,000	$ 32,569
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	106,000	66,742
Lincoln Financial Global Funding
4.63%, 05/28/2028*	530,000	535,443
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	50,000	50,557
5.40%, 03/15/2055	280,000	274,518
New York Life Global Funding
4.85%, 01/09/2028*	42,000	42,752
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	50,000	50,405
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	24,000	25,818
Pacific Life Insurance Co.
5.95%, 09/15/2055*	56,000	57,869
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	46,000	47,846
Prudential Financial, Inc.
5.70%, 09/15/2048	52,000	52,963
Willis North America, Inc.
4.65%, 06/15/2027	97,000	97,744
5.90%, 03/05/2054	53,000	53,992
		6,511,768
Internet — 0.4%
Alphabet, Inc.
5.25%, 05/15/2055	37,000	37,081
5.30%, 05/15/2065	1,387,000	1,380,110
Amazon.com, Inc.
3.30%, 04/13/2027	27,000	26,802
3.60%, 04/13/2032	27,000	26,098
3.88%, 08/22/2037	23,000	21,206
4.05%, 08/22/2047	36,000	30,455
4.65%, 12/01/2029	49,000	50,266
Gen Digital, Inc.
6.25%, 04/01/2033*	6,000	6,125
6.75%, 09/30/2027*	332,000	337,088
7.13%, 09/30/2030*	37,000	38,099
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(2)	65,975	65,948
Match Group Holdings II LLC
3.63%, 10/01/2031*	13,000	11,782
4.13%, 08/01/2030*	39,000	36,835
6.13%, 09/15/2033*	20,000	20,176
Meta Platforms, Inc.
5.55%, 08/15/2064	903,000	896,365
Uber Technologies, Inc.
4.80%, 09/15/2035	21,000	20,809
		3,005,245
Investment Companies — 0.5%
Ares Strategic Income Fund
5.15%, 01/15/2031*	470,000	464,403
5.80%, 09/09/2030*	1,210,000	1,229,617
Gaci First Investment Co.
4.88%, 02/14/2035	200,000	199,233
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	5,000	4,951
8.00%, 06/15/2027*	19,000	19,781
HPS Corporate Lending Fund
5.85%, 06/05/2030*	480,000	488,538

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Sixth Street Lending Partners
6.13%, 07/15/2030*	$ 980,000	$ 1,013,197
		3,419,720
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	5,000	5,000
6.25%, 10/01/2040	6,000	5,103
7.00%, 03/15/2032*	76,000	76,757
7.38%, 05/01/2033*	5,000	5,104
7.63%, 01/15/2034*	25,000	25,760
Commercial Metals Co.
3.88%, 02/15/2031	52,000	48,476
Mineral Resources, Ltd.
7.00%, 04/01/2031*	12,000	12,155
8.00%, 11/01/2027*	15,000	15,289
8.13%, 05/01/2027*	41,000	40,999
8.50%, 05/01/2030*	20,000	20,803
9.25%, 10/01/2028*	29,000	30,387
Nucor Corp.
4.30%, 05/23/2027	62,000	62,282
5.10%, 06/01/2035	58,000	58,969
Steel Dynamics, Inc.
5.38%, 08/15/2034	31,000	32,048
5.75%, 05/15/2055	37,000	37,724
		476,856
Leisure Time — 0.0%
Carnival Corp.
5.75%, 08/01/2032*	45,000	45,796
6.00%, 05/01/2029*	56,000	56,836
6.13%, 02/15/2033*	30,000	30,751
NCL Corp, Ltd.
5.88%, 01/15/2031*	6,000	6,000
NCL Corp., Ltd.
6.25%, 09/15/2033*	2,000	2,010
6.75%, 02/01/2032*	73,000	75,076
7.75%, 02/15/2029*	32,000	34,070
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	82,000	84,089
		334,628
Lodging — 0.2%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	60,000	55,994
5.00%, 06/01/2029*	20,000	19,233
Las Vegas Sands Corp.
5.63%, 06/15/2028	330,000	337,376
6.00%, 06/14/2030	565,000	588,359
Marriott International, Inc.
2.85%, 04/15/2031	67,000	61,656
3.50%, 10/15/2032	74,000	68,576
5.50%, 04/15/2037	25,000	25,548
Station Casinos LLC
6.63%, 03/15/2032*	43,000	44,172
Travel & Leisure Co.
4.50%, 12/01/2029*	38,000	36,712
6.00%, 04/01/2027	7,000	7,100
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Travel + Leisure Co.
6.13%, 09/01/2033*	$ 25,000	$ 24,924
		1,269,650
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.
4.10%, 08/15/2028	102,000	102,458
4.40%, 03/03/2028	43,000	43,456
4.70%, 11/15/2029	48,000	49,165
5.00%, 05/14/2027	22,000	22,381
		217,460
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	81,000	82,179
CNH Industrial Capital LLC
4.50%, 10/16/2030	48,000	47,900
Deere & Co.
5.45%, 01/16/2035	43,000	45,263
John Deere Capital Corp.
4.40%, 09/08/2031	69,000	69,469
4.55%, 06/05/2030	58,000	58,902
4.90%, 03/07/2031	38,000	39,175
4.95%, 07/14/2028	38,000	39,023
nVent Finance SARL
2.75%, 11/15/2031	76,000	67,813
Otis Worldwide Corp.
5.13%, 09/04/2035	31,000	31,366
Regal Rexnord Corp.
6.05%, 04/15/2028	465,000	481,011
Westinghouse Air Brake Technologies Corp.
4.90%, 05/29/2030	505,000	516,091
		1,478,192
Media — 1.1%
Belo Corp.
7.75%, 06/01/2027	52,000	54,278
Cable One, Inc.
4.00%, 11/15/2030*	70,000	59,308
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	60,000	51,874
5.00%, 02/01/2028*	36,000	35,653
6.38%, 09/01/2029*	56,000	56,769
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/2032	188,000	160,854
2.80%, 04/01/2031	545,000	491,727
3.50%, 06/01/2041	71,000	51,802
3.50%, 03/01/2042	2,000	1,440
3.85%, 04/01/2061	61,000	38,020
4.80%, 03/01/2050	94,000	74,451
5.05%, 03/30/2029	420,000	425,499
5.25%, 04/01/2053	150,000	125,340
5.38%, 05/01/2047	605,000	522,922
5.85%, 12/01/2035	345,000	348,295
6.10%, 06/01/2029	47,000	49,321
6.38%, 10/23/2035	356,000	372,956
6.48%, 10/23/2045	450,000	444,558
6.70%, 12/01/2055	27,000	27,323
Comcast Corp.
2.89%, 11/01/2051	165,000	101,635
3.20%, 07/15/2036	895,000	762,555

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.25%, 11/01/2039	$ 320,000	$ 255,503
3.40%, 07/15/2046	205,000	148,379
4.15%, 10/15/2028	65,000	65,191
4.60%, 10/15/2038	81,000	76,319
5.50%, 05/15/2064	57,000	53,722
Cox Communications, Inc.
2.60%, 06/15/2031*	390,000	347,554
5.45%, 09/15/2028*	54,000	55,656
5.45%, 09/01/2034*	457,000	455,346
5.95%, 09/01/2054*	425,000	394,932
CSC Holdings LLC
4.13%, 12/01/2030*	200,000	130,971
Fox Corp.
5.58%, 01/25/2049	57,000	55,495
Paramount Global
5.25%, 04/01/2044	646,000	530,853
5.85%, 09/01/2043	138,000	126,042
6.25%, 02/28/2057	54,000	53,227
6.38%, 03/30/2062	20,000	19,967
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	67,000	60,721
4.00%, 07/15/2028*	40,000	38,651
Time Warner Cable LLC
5.50%, 09/01/2041	205,000	187,871
6.55%, 05/01/2037	96,000	99,865
Univision Communications, Inc.
7.38%, 06/30/2030*	39,000	39,187
8.50%, 07/31/2031*	15,000	15,490
9.38%, 08/01/2032*	35,000	37,298
Walt Disney Co.
2.00%, 09/01/2029	69,000	63,997
		7,568,817
Mining — 0.4%
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	37,000	38,457
Capstone Copper Corp.
6.75%, 03/31/2033*	80,000	82,402
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	93,000	88,791
Glencore Funding LLC
5.37%, 04/04/2029*	510,000	525,502
5.63%, 04/04/2034*	310,000	322,634
6.38%, 10/06/2030*	635,000	685,399
6.50%, 10/06/2033*	215,000	236,929
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	32,000	32,261
Novelis Corp.
6.38%, 08/15/2033*	42,000	42,434
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	500,000	548,883
Rio Tinto Finance USA PLC
5.88%, 03/14/2065	425,000	442,746
South32 Treasury, Ltd.
4.35%, 04/14/2032*	97,000	93,120
		3,139,558
Miscellaneous Manufacturing — 0.1%
Siemens Funding BV
4.60%, 05/28/2030*	500,000	508,996
Security Description	Shares or Principal Amount	Value

Oil & Gas — 2.1%
Aker BP ASA
3.10%, 07/15/2031*	$ 200,000	$ 182,893
4.00%, 01/15/2031*	440,000	424,041
5.80%, 10/01/2054*	705,000	653,613
6.00%, 06/13/2033*	335,000	351,511
APA Corp.
4.38%, 10/15/2028	43,000	41,919
5.35%, 07/01/2049	192,000	160,458
6.10%, 02/15/2035	465,000	475,230
6.75%, 02/15/2055	330,000	332,655
Azule Energy Finance Plc
8.13%, 01/23/2030*	200,000	201,678
Baytex Energy Corp.
7.38%, 03/15/2032*	51,000	49,934
BP Capital Markets America, Inc.
3.54%, 04/06/2027	140,000	139,066
Chevron Corp.
2.24%, 05/11/2030	122,000	112,819
Civitas Resources, Inc.
8.63%, 11/01/2030*	26,000	26,927
9.63%, 06/15/2033*	30,000	31,686
Comstock Resources, Inc.
5.88%, 01/15/2030*	51,000	49,116
6.75%, 03/01/2029*	4,000	3,993
ConocoPhillips Co.
3.80%, 03/15/2052	183,000	137,497
4.03%, 03/15/2062	485,000	362,064
5.65%, 01/15/2065	305,000	299,174
5.70%, 09/15/2063	660,000	654,413
Coterra Energy, Inc.
5.40%, 02/15/2035	141,000	142,125
5.60%, 03/15/2034	694,000	713,412
Crescent Energy Finance LLC
7.38%, 01/15/2033*	34,000	33,105
7.63%, 04/01/2032*	17,000	16,883
8.38%, 01/15/2034*	20,000	20,264
Diamondback Energy, Inc.
4.40%, 03/24/2051	63,000	50,858
5.55%, 04/01/2035	130,000	133,458
5.75%, 04/18/2054	90,000	86,633
5.90%, 04/18/2064	220,000	211,790
6.25%, 03/15/2053	198,000	202,776
Ecopetrol SA
7.75%, 02/01/2032	415,000	429,447
8.38%, 01/19/2036	260,000	268,524
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	175,000	167,464
8.50%, 09/30/2033*	175,000	184,732
Eni SpA
5.50%, 05/15/2034*	680,000	699,531
EOG Resources, Inc.
5.00%, 07/15/2032	315,000	322,306
5.35%, 01/15/2036	470,000	482,575
5.65%, 12/01/2054	160,000	160,178
EQT Corp.
4.50%, 01/15/2029	475,000	475,068
Hess Corp.
7.13%, 03/15/2033	694,000	805,373
HF Sinclair Corp.
6.25%, 01/15/2035	37,000	38,676
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	79,000	76,082
7.25%, 02/15/2035*	15,000	14,659

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	$ 330,000	$ 330,742
Marathon Petroleum Corp.
5.70%, 03/01/2035	68,000	70,192
Nabors Industries, Inc.
7.38%, 05/15/2027*	31,000	31,468
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	42,000	41,834
Occidental Petroleum Corp.
4.40%, 04/15/2046	15,000	11,767
6.13%, 01/01/2031	70,000	73,736
6.38%, 09/01/2028	68,000	71,112
6.45%, 09/15/2036	38,000	40,381
Petrobras Global Finance BV
6.25%, 01/10/2036	200,000	197,370
Petroleos Mexicanos
5.35%, 02/12/2028	100,000	99,574
6.38%, 01/23/2045	60,000	48,769
6.70%, 02/16/2032	90,000	89,190
Pioneer Natural Resources Co.
5.10%, 03/29/2026	44,000	44,215
Southwestern Energy Co.
4.75%, 02/01/2032	65,000	63,880
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	71,000	71,044
Sunoco LP
5.63%, 03/15/2031*	10,000	9,926
5.88%, 03/15/2034*	40,000	39,654
Talos Production, Inc.
9.38%, 02/01/2031*	48,000	49,993
TotalEnergies Capital SA
5.43%, 09/10/2064	266,000	256,121
5.64%, 04/05/2064	620,000	617,708
Valaris, Ltd.
8.38%, 04/30/2030*	52,000	53,968
Var Energi ASA
5.88%, 05/22/2030*	825,000	857,832
6.50%, 05/22/2035*	245,000	260,510
Viper Energy Partners LLC
5.70%, 08/01/2035	715,000	726,955
Vital Energy, Inc.
7.88%, 04/15/2032*	65,000	63,098
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	48,000	48,498
Woodside Finance, Ltd.
5.40%, 05/19/2030	127,000	130,421
		14,826,564
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	15,021
6.63%, 09/01/2032*	57,000	58,470
6.88%, 04/01/2027*	4,000	4,000
Kodiak Gas Services LLC
6.50%, 10/01/2033*	12,000	12,218
6.75%, 10/01/2035*	12,000	12,321
7.25%, 02/15/2029*	50,000	51,883
WBI Operating LLC
6.25%, 10/15/2030*	30,000	30,000
6.50%, 10/15/2033*	20,000	19,950
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Weatherford International, Ltd.
8.63%, 04/30/2030*	$ 62,000	$ 63,379
		267,242
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	48,000	43,632
5.10%, 03/17/2030	24,000	24,544
Ball Corp.
6.00%, 06/15/2029	885,000	905,926
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	5,000	5,129
8.75%, 04/15/2030*	59,000	60,607
Crown Americas LLC
5.25%, 04/01/2030	37,000	37,495
5.88%, 06/01/2033*	20,000	20,202
Iris Holding, Inc.
10.00%, 12/15/2028*	56,000	50,574
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	20,000	19,883
7.88%, 04/15/2027*	11,000	11,108
Packaging Corp. of America
5.70%, 12/01/2033	69,000	73,062
Silgan Holdings, Inc.
4.13%, 02/01/2028	50,000	48,803
Sonoco Products Co.
4.60%, 09/01/2029	80,000	80,475
5.00%, 09/01/2034	45,000	44,510
		1,425,950
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.05%, 11/21/2039	128,000	114,552
4.25%, 11/21/2049	106,000	89,303
4.95%, 03/15/2031	57,000	58,917
Astrazeneca Finance LLC
4.85%, 02/26/2029	90,000	92,318
4.88%, 03/03/2028	82,000	83,797
4.90%, 03/03/2030	86,000	88,587
Becton Dickinson & Co.
4.30%, 08/22/2032	34,000	33,472
4.69%, 02/13/2028	82,000	83,034
Bristol-Myers Squibb Co.
3.25%, 08/01/2042	25,000	19,288
5.75%, 02/01/2031	84,000	89,843
Cardinal Health, Inc.
4.50%, 09/15/2030	530,000	531,615
4.50%, 11/15/2044	12,000	10,291
4.60%, 03/15/2043	150,000	130,886
5.00%, 11/15/2029	1,125,000	1,153,566
5.75%, 11/15/2054	27,000	27,079
Cencora, Inc.
4.30%, 12/15/2047	50,000	41,633
4.85%, 12/15/2029	690,000	704,035
5.13%, 02/15/2034	72,000	73,716
CVS Health Corp.
1.88%, 02/28/2031	320,000	278,117
2.13%, 09/15/2031	575,000	499,107
3.25%, 08/15/2029	115,000	110,244
5.13%, 07/20/2045	172,000	156,135
5.45%, 09/15/2035	435,000	442,657
5.55%, 06/01/2031	22,000	23,012

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.
3.10%, 05/15/2027	$ 21,000	$ 20,760
4.60%, 08/14/2034	55,000	55,206
4.75%, 02/12/2030	46,000	47,184
5.65%, 10/15/2065	27,000	27,879
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	44,000	44,532
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	81,000	71,219
12.25%, 04/15/2029*	60,000	65,088
McKesson Corp.
4.95%, 05/30/2032	78,000	79,871
Novartis Capital Corp.
4.00%, 09/18/2031	45,000	44,753
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	65,000	65,666
5.11%, 05/19/2043	77,000	74,622
5.30%, 05/19/2053	64,000	61,849
5.34%, 05/19/2063	30,000	28,475
Viatris, Inc.
3.85%, 06/22/2040	550,000	419,421
Zoetis, Inc.
5.60%, 11/16/2032	35,000	37,224
		6,078,953
Pipelines — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	28,943
Cheniere Energy Partners LP
5.55%, 10/30/2035*	859,000	877,565
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	283,000	287,367
5.68%, 01/15/2034*	195,000	200,887
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	400,000	426,815
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	45,000	45,760
8.63%, 03/15/2029*	31,000	32,327
DT Midstream, Inc.
5.80%, 12/15/2034*	235,000	242,283
Enbridge, Inc.
4.60%, 06/20/2028	23,000	23,270
5.55%, 06/20/2035	175,000	180,471
5.63%, 04/05/2034	80,000	83,504
7.20%, 06/27/2054	321,000	340,397
Energy Transfer LP
4.95%, 05/15/2028	51,000	51,842
5.15%, 02/01/2043	71,000	64,449
5.40%, 10/01/2047	110,000	100,689
5.70%, 04/01/2035	790,000	815,738
6.40%, 12/01/2030	460,000	498,555
Enterprise Products Operating LLC
3.30%, 02/15/2053	135,000	91,901
3.70%, 01/31/2051	20,000	14,877
4.60%, 01/15/2031	290,000	293,008
5.20%, 01/15/2036	100,000	101,639
5.55%, 02/16/2055	485,000	479,368
Excelerate Energy LP
8.00%, 05/15/2030*	50,000	53,223
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	$ 46,000	$ 47,976
8.00%, 05/15/2033	26,000	27,195
8.25%, 01/15/2029	15,000	15,644
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	134,000	132,092
Harvest Midstream I LP
7.50%, 09/01/2028*	25,000	25,269
7.50%, 05/15/2032*	99,000	101,129
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	581,543
6.50%, 06/01/2029*	520,000	536,294
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	10,000	10,196
7.38%, 07/15/2032*	55,000	57,091
ITT Holdings LLC
6.50%, 08/01/2029*	92,000	90,448
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	52,000	50,197
MPLX LP
4.80%, 02/15/2031	659,000	662,977
5.00%, 01/15/2033	815,000	813,014
5.40%, 09/15/2035	365,000	365,793
5.50%, 06/01/2034	310,000	315,918
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	49,000	50,241
8.38%, 02/15/2032*	16,000	16,394
NuStar Logistics LP
6.38%, 10/01/2030	36,000	37,281
ONEOK Partners LP
6.65%, 10/01/2036	128,000	139,866
Oneok, Inc.
4.75%, 10/15/2031	132,000	132,042
ONEOK, Inc.
5.05%, 11/01/2034	625,000	616,362
5.40%, 10/15/2035	635,000	637,387
6.05%, 09/01/2033	50,000	53,019
6.10%, 11/15/2032	300,000	321,469
6.63%, 09/01/2053	165,000	175,525
7.15%, 01/15/2051	40,000	44,817
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	44,000	35,852
5.60%, 01/15/2036	26,000	26,327
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	41,813	43,967
Targa Resources Corp.
5.55%, 08/15/2035	690,000	703,745
5.65%, 02/15/2036	260,000	266,218
6.13%, 03/15/2033	160,000	170,154
6.50%, 03/30/2034	100,000	108,887
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	580,000	550,040
5.50%, 03/01/2030	42,000	42,722
Venture Global LNG, Inc.
8.38%, 06/01/2031*	105,000	110,247
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033*	8,000	8,840
7.75%, 05/01/2035*	42,000	47,406

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Midstream Operating LP
5.30%, 03/01/2048	$ 22,000	$ 19,137
Whistler Pipeline LLC
5.40%, 09/30/2029*	15,000	15,427
5.70%, 09/30/2031*	325,000	337,866
5.95%, 09/30/2034*	232,000	239,122
Williams Cos., Inc.
4.63%, 06/30/2030	48,000	48,409
5.75%, 06/24/2044	88,000	88,793
		14,255,216
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	48,000	48,437
8.88%, 09/01/2031*	2,000	2,135
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	39,000	41,227
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	77,000	73,571
		165,370
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	71,000	62,733
2.70%, 04/15/2031	690,000	629,515
3.13%, 01/15/2027	49,000	48,321
5.20%, 02/15/2029	94,000	96,725
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	68,000	65,349
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	75,000	78,858
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	50,000	52,754
Cousins Properties LP
5.38%, 02/15/2032	675,000	692,058
Crown Castle International Corp.
3.10%, 11/15/2029	680,000	646,857
Crown Castle, Inc.
2.25%, 01/15/2031	730,000	649,688
5.00%, 01/11/2028	57,000	57,801
5.60%, 06/01/2029	44,000	45,720
ERP Operating LP
4.95%, 06/15/2032	13,000	13,325
Goodman US Finance Six LLC
5.13%, 10/07/2034*	23,000	23,217
Iron Mountain, Inc.
6.25%, 01/15/2033*	390,000	397,806
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	24,000	23,788
4.75%, 06/15/2029*	40,000	39,252
LXP Industrial Trust
2.38%, 10/01/2031	37,000	32,097
National Health Investors, Inc.
3.00%, 02/01/2031	57,000	51,575
5.35%, 02/01/2033	14,000	13,887
Service Properties Trust
Zero Coupon, 09/30/2027*	3,000	2,644
8.88%, 06/15/2032	52,000	52,292
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	52,000	53,786
Security Description	Shares or Principal Amount	Value

REITS (continued)
Weyerhaeuser Co.
4.00%, 03/09/2052	$ 38,000	$ 29,521
4.75%, 05/15/2026	27,000	27,072
		3,886,641
Retail — 0.3%
AutoNation, Inc.
5.89%, 03/15/2035	21,000	21,701
AutoZone, Inc.
4.75%, 08/01/2032	35,000	35,294
4.75%, 02/01/2033	245,000	245,374
5.10%, 07/15/2029	18,000	18,512
6.55%, 11/01/2033	195,000	217,685
Brinker International, Inc.
8.25%, 07/15/2030*	49,000	51,836
Darden Restaurants, Inc.
4.35%, 10/15/2027	35,000	35,134
FirstCash, Inc.
4.63%, 09/01/2028*	328,000	321,589
5.63%, 01/01/2030*	32,000	31,954
6.88%, 03/01/2032*	3,000	3,101
Home Depot, Inc.
3.63%, 04/15/2052	220,000	164,821
4.90%, 04/15/2029	43,000	44,236
Kohl's Corp.
5.13%, 05/01/2031	73,000	57,630
LBM Acquisition LLC
6.25%, 01/15/2029*	55,000	50,909
9.50%, 06/15/2031*	30,000	31,525
Lowe's Cos., Inc.
3.70%, 04/15/2046	36,000	27,658
McDonald's Corp.
3.63%, 09/01/2049	67,000	50,190
4.80%, 08/14/2028	135,000	137,876
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	40,000	37,202
4.75%, 09/15/2029	9,000	8,874
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	81,000	80,278
5.75%, 11/20/2026	43,000	43,741
Park River Holdings, Inc.
6.75%, 08/01/2029*	26,000	25,732
8.00%, 03/15/2031*	35,000	35,444
QXO Building Products, Inc.
6.75%, 04/30/2032*	31,000	32,097
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	46,000	48,288
		1,858,681
Semiconductors — 1.4%
Amkor Technology, Inc.
5.88%, 10/01/2033*	35,000	35,356
Applied Materials, Inc.
4.60%, 01/15/2036	622,000	615,561
4.80%, 06/15/2029	31,000	31,781
Broadcom, Inc.
2.45%, 02/15/2031*	140,000	127,332
3.19%, 11/15/2036*	153,000	130,567
4.15%, 02/15/2028	475,000	476,239
4.20%, 10/15/2030	425,000	424,275
4.90%, 07/15/2032	42,000	42,965
5.05%, 07/12/2029	355,000	365,681
5.20%, 07/15/2035	950,000	979,071

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Entegris, Inc.
5.95%, 06/15/2030*	$ 35,000	$ 35,491
Foundry JV Holdco LLC
5.90%, 01/25/2033*	470,000	495,608
6.10%, 01/25/2036*	350,000	371,841
6.15%, 01/25/2032*	940,000	1,004,704
Intel Corp.
3.10%, 02/15/2060	280,000	165,924
3.25%, 11/15/2049	222,000	147,516
3.73%, 12/08/2047	949,000	700,945
4.10%, 05/11/2047	200,000	156,169
4.15%, 08/05/2032	384,000	370,414
4.75%, 03/25/2050	100,000	84,712
5.70%, 02/10/2053	35,000	33,848
5.90%, 02/10/2063	265,000	258,108
Marvell Technology, Inc.
2.95%, 04/15/2031	750,000	692,659
Micron Technology, Inc.
5.65%, 11/01/2032	670,000	703,119
Qorvo, Inc.
3.38%, 04/01/2031*	955,000	877,437
QUALCOMM, Inc.
4.75%, 05/20/2032	477,000	485,838
Texas Instruments, Inc.
4.60%, 02/15/2028	53,000	53,913
		9,867,074
Software — 0.8%
Adobe, Inc.
4.75%, 01/17/2028	73,000	74,395
4.85%, 04/04/2027	29,000	29,425
Capstone Borrower, Inc.
8.00%, 06/15/2030*	55,000	57,518
Cloud Software Group, Inc.
6.50%, 03/31/2029*	53,000	53,478
6.63%, 08/15/2033*	35,000	35,629
8.25%, 06/30/2032*	15,000	15,911
Fiserv, Inc.
4.40%, 07/01/2049	81,000	66,784
5.15%, 08/12/2034	45,000	45,538
5.25%, 08/11/2035	24,000	24,255
MSCI, Inc.
3.63%, 11/01/2031*	352,000	330,617
Open Text Corp.
3.88%, 02/15/2028*	2,000	1,945
3.88%, 12/01/2029*	31,000	29,303
6.90%, 12/01/2027*	825,000	858,344
Oracle Corp.
2.30%, 03/25/2028	147,000	140,544
2.88%, 03/25/2031	180,000	165,283
2.95%, 04/01/2030	560,000	527,652
3.60%, 04/01/2040	763,000	612,797
3.80%, 11/15/2037	134,000	115,847
3.85%, 04/01/2060	105,000	72,205
3.95%, 03/25/2051	220,000	163,572
4.00%, 11/15/2047	81,000	62,775
4.80%, 09/26/2032	1,655,000	1,656,990
5.25%, 02/03/2032	120,000	123,714
5.50%, 08/03/2035	40,000	41,148
5.50%, 09/27/2064	485,000	444,180
5.55%, 02/06/2053	18,000	17,032
5.88%, 09/26/2045	38,000	38,103
Security Description	Shares or Principal Amount	Value

Software (continued)
5.95%, 09/26/2055	$ 77,000	$ 76,763
Rackspace Finance LLC
3.50%, 05/15/2028*	80,460	33,306
Roper Technologies, Inc.
4.25%, 09/15/2028	34,000	34,159
		5,949,212
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/2028*	200,000	155,500
AT&T, Inc.
3.80%, 12/01/2057	460,000	328,002
3.85%, 06/01/2060	29,000	20,620
4.50%, 05/15/2035	204,000	197,111
4.90%, 08/15/2037	167,000	162,855
5.70%, 11/01/2054	75,000	74,127
6.05%, 08/15/2056	19,000	19,694
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	37,000	38,385
7.00%, 09/15/2055	30,000	31,353
Cisco Systems, Inc.
5.10%, 02/24/2035	98,000	101,355
Corning, Inc.
3.90%, 11/15/2049	39,000	30,534
Iliad Holding SASU
7.00%, 04/15/2032*	200,000	203,961
Motorola Solutions, Inc.
5.55%, 08/15/2035	43,000	44,796
NTT Finance Corp.
4.88%, 07/16/2030*	545,000	553,759
5.17%, 07/16/2032*	1,935,000	1,981,764
Rogers Communications, Inc.
7.00%, 04/15/2055	9,000	9,383
7.13%, 04/15/2055	43,000	45,587
Sable International Finance, Ltd.
7.13%, 10/15/2032*	200,000	203,078
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	51,000	39,015
T-Mobile USA, Inc.
2.05%, 02/15/2028	315,000	300,325
2.55%, 02/15/2031	155,000	140,836
3.00%, 02/15/2041	231,000	173,579
3.60%, 11/15/2060	60,000	40,758
3.88%, 04/15/2030	130,000	127,477
4.70%, 01/15/2035	520,000	510,692
5.13%, 05/15/2032	200,000	205,832
5.75%, 01/15/2034	362,000	383,582
Verizon Communications, Inc.
2.85%, 09/03/2041	131,000	95,420
3.00%, 11/20/2060	89,000	53,915
3.40%, 03/22/2041	60,000	47,407
3.88%, 03/01/2052	10,000	7,676
4.50%, 08/10/2033	81,000	79,828
5.25%, 04/02/2035	77,000	78,302
Viasat, Inc.
5.63%, 04/15/2027*	58,000	57,766
7.50%, 05/30/2031*	76,000	71,318
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	202,000	212,229
Vodafone Group PLC
5.13%, 06/04/2081	29,000	22,856
5.75%, 06/28/2054	38,000	37,412
5.75%, 02/10/2063	43,000	41,879

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
5.88%, 06/28/2064	$ 87,000	$ 86,598
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(2)	12,372	11,846
13.75%, 09/09/2030*(2)	52,953	50,173
		7,078,585
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	68,000	56,497
4.45%, 03/15/2043	62,000	55,914
5.80%, 03/15/2056	20,000	20,926
Canadian Pacific Railway Co.
5.20%, 03/30/2035	21,000	21,643
6.13%, 09/15/2115	47,000	48,489
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	148,725	128,705
Star Leasing Co. LLC
7.63%, 02/15/2030*	56,000	54,417
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	56,000	58,970
		445,561
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	68,000	67,472
4.00%, 06/30/2030	22,000	21,631
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	69,000	71,166
5.35%, 03/30/2029*	30,000	30,853
6.05%, 08/01/2028*	68,000	71,002
6.20%, 06/15/2030*	50,000	53,493
		315,617
Total Corporate Bonds & Notes (cost $224,219,456)		225,418,469
ASSET BACKED SECURITIES — 3.5%
Auto Loan Receivables — 0.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class B 5.58%, 12/20/2030*	130,000	134,016
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class B 4.81%, 08/15/2029	1,030,000	1,035,507
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	267,000	271,059
Exeter Automobile Receivables Trust
Series 2025-4A, Class B 4.40%, 05/15/2030	190,000	190,719
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	175,000	175,023
GLS Auto Receivables Issuer Trust
Series 2024-4A, Class B 4.89%, 04/16/2029*	275,000	277,082
Series 2025-1A, Class B 4.98%, 07/16/2029*	435,000	439,695
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	64,000	64,641
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	$ 13,823	$ 13,826
Securitized Term Auto Receivables Trust
Series 2025-A, Class B 5.04%, 07/25/2031*	85,052	85,847
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B 5.71%, 01/22/2030*	215,000	220,518
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	140,000	141,275
Series 2024-A, Class A4 4.77%, 04/16/2029	40,000	40,598
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	250,000	253,617
		3,343,423
Credit Card Receivables — 0.1%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	200,000	202,147
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	150,000	151,841
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	200,000	204,418
		558,406
Other Asset Backed Securities — 3.0%
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	46,557	45,810
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	485,000	490,043
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1R3 5.63%, (TSFR3M+1.30%), 07/20/2038*	1,580,000	1,586,190
Benefit Street Partners CLO XXXI, Ltd. FRS
Series 2023-31A, Class BR 6.07%, (TSFR3M+1.75%), 04/25/2038*	515,000	517,944
Blue Owl Asset Leasing Trust LLC
Series 2024-1A, Class B 5.41%, 03/15/2030*	100,000	101,238
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	93,809	78,098
Series 2020-1, Class A1 1.69%, 07/15/2060*	196,033	168,381
Series 2021-1A, Class B1 1.98%, 03/15/2061*	108,381	83,727
Series 2020-1, Class A2 1.99%, 07/15/2060*	221,292	186,249
Series 2022-1A, Class A1 5.97%, 08/15/2062*	125,467	121,274
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 5.77%, (TSFR3M+1.45%), 01/25/2035*	720,000	720,848

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
DB Master Finance LLC
Series 2021-1A, Class A23 2.79%, 11/20/2051*	$ 1,342,687	$ 1,191,648
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	486,250	459,680
Series 2019-1A, Class A2 3.67%, 10/25/2049*	326,400	313,965
Elmwood CLO, Ltd. FRS
Series 2023-2A, Class BR 6.07%, (TSFR3M+1.75%), 04/16/2036*	450,000	450,914
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	101,359
Series 2025-2A, Class B 5.07%, 06/25/2060*	145,000	146,298
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A 1.11%, 02/18/2070*	291,397	259,873
Series 2023-A, Class A 5.51%, 10/15/2071*	365,186	374,085
Navient Refinance Loan Trust
Series 2025-B, Class A 4.72%, 09/15/2055*	100,000	99,777
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	100,000	100,393
Series 2025-B, Class B 4.73%, 01/18/2033*	290,000	290,753
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	40,854	40,708
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 5.04%, 07/20/2032*	415,000	422,453
Post Road Equipment Finance LLC
Series 2025-1A, Class A2 4.90%, 05/15/2031*	115,000	115,900
Series 2025-1A, Class B 5.04%, 05/15/2031*	100,000	101,373
Pret LLC
Series 2025-NPL7, Class A1 5.66%, 07/25/2055*(4)	562,410	564,080
Series 2025-NPL8, Class A1 5.73%, 08/25/2055*(4)	513,349	514,631
PRET LLC
Series 2021-RN2, Class A1 4.74%, 07/25/2051*(4)	208,337	208,162
Series 2025-NPL9, Class A1 5.39%, 08/25/2055*(4)	709,975	710,512
Series 2025-NPL6, Class A1 5.74%, 06/25/2055*(4)	869,494	873,790
Series 2024-NPL5, Class A1 5.96%, 09/25/2054*(4)	519,192	519,516
Series 2025-NPL3, Class A1 6.71%, 04/25/2055*(4)	519,869	524,565
Progress Residential Trust
Series 2024-SFR2, Class A 3.30%, 04/17/2041*	297,259	285,812
Series 2023-SFR1, Class A 4.30%, 03/17/2040*	396,337	395,290
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	$ 180,172	$ 180,181
Series 2022-SFR7, Class A 4.75%, 10/27/2039*	303,828	305,281
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	1,465,000	1,496,274
Rad CLO 12, Ltd. FRS
Series 2021-12A, Class A1AR 5.63%, (TSFR3M+1.32%), 07/30/2040*	685,000	686,617
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	675,000	675,658
RR 23, Ltd. FRS
Series 2022-23A, Class A2R2 5.97%, (TSFR3M+1.65%), 07/15/2037*	990,000	994,248
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	123,046	117,541
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	385,000	388,188
Series 2024-1A, Class A2 5.90%, 03/25/2049*	205,000	208,367
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	253,060	255,412
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	288,368
Texas Debt Capital CLO, Ltd. FRS
Series 2023-1A, Class BR 5.97%, (TSFR3M+1.65%), 07/20/2038*	565,000	567,241
Tricon Residential Trust
Series 2024-SFR1, Class A 4.65%, 04/17/2041*	164,767	164,394
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	134,739	135,162
Series 2023-SFR1, Class A 5.10%, 07/17/2040*	263,903	266,124
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	415,015	408,908
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	280,725	271,012
Series 2024-1A, Class A2 5.86%, 12/05/2054*	170,000	175,925
Zayo Issuer LLC
Series 2025-1A, Class A2 5.65%, 03/20/2055*	440,000	448,112
		21,198,352
Total Asset Backed Securities (cost $24,783,553)		25,100,181
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
Commercial and Residential — 6.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,386,000
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class E 6.64%, (TSFR1M+2.42%), 09/15/2034*	339,000	328,406

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
ALA Trust FRS
Series 2025-OANA, Class A 5.89%, (TSFR1M+1.74%), 06/15/2040*	$ 235,000	$ 236,175
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(1)	101,268	96,201
Series 2021-2, Class A1 0.99%, 04/25/2066*(1)	196,291	170,391
Series 2021-3, Class A1 1.07%, 05/25/2066*(1)	367,913	319,448
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	320,540	287,227
Series 2019-5, Class A1 2.59%, 10/25/2049*(1)	27,631	27,316
Series 2022-2, Class A1 3.35%, 01/25/2067*(1)	88,207	83,656
Angel Oak Mtg. Trust
Series 2022-3, Class A1 4.00%, 01/25/2067*	791,298	772,744
Arroyo Mtg. Trust
Series 2022-1, Class A1A 2.50%, 12/25/2056*(4)	389,855	376,052
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	456,916
BANK VRS
Series 2018-BN14, Class XA 0.65%, 09/15/2060(1)(5)	8,176,635	91,172
Series 2019-BN24, Class XA 0.75%, 11/15/2062(1)(5)	2,204,717	52,067
Series 2019-BN23, Class XA 0.80%, 12/15/2052(1)(5)	6,680,988	159,138
Series 2017-BNK8, Class XA 0.84%, 11/15/2050(1)(5)	6,887,646	75,235
Series 2019-BN20, Class XA 0.92%, 09/15/2062(1)(5)	4,030,833	110,309
Series 2019-BN18, Class XA 1.03%, 05/15/2062(1)(5)	2,818,815	73,971
Series 2023-BNK45, Class XA 1.21%, 02/15/2056(1)(5)	1,200,364	64,004
Series 2020-BN28, Class XA 1.87%, 03/15/2063(1)(5)	4,645,560	322,466
BBCMS Mtg. Trust VRS
Series 2025-C32, Class XA 1.36%, 02/15/2062(1)(5)	1,263,833	106,201
Series 2024-C24, Class XA 1.86%, 02/15/2057(1)(5)	1,603,760	153,312
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	7,970	7,931
Benchmark Mtg. Trust VRS
Series 2018-B4, Class XA 0.61%, 07/15/2051(1)(5)	3,800,355	36,394
Series 2018-B1, Class XA 0.67%, 01/15/2051(1)(5)	1,658,722	15,686
Series 2018-B8, Class XA 0.78%, 01/15/2052(1)(5)	8,081,649	123,577
Series 2019-B12, Class XA 1.20%, 08/15/2052(1)(5)	1,820,982	48,062
Series 2019-B10, Class XA 1.38%, 03/15/2062(1)(5)	4,731,900	167,309
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-B22, Class XA 1.61%, 01/15/2054(1)(5)	$ 2,141,772	$ 134,081
Series 2020-B18, Class XA 1.85%, 07/15/2053(1)(5)	1,020,549	53,318
BOCA Commercial Mtg. Trust FRS
Series 2024-BOCA, Class B 6.49%, (TSFR1M+2.34%), 08/15/2041*	320,000	321,600
BPR Trust FRS
Series 2022-STAR, Class A 7.38%, (TSFR1M+3.23%), 08/15/2039*	510,000	509,938
BPR Trust VRS
Series 2024-PMDW, Class B 5.85%, 11/05/2041*(1)	160,000	163,567
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(1)	102,086	95,778
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(1)	54,061	52,803
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(4)	141,700	138,920
BWAY Trust VRS
Series 2025-1535, Class B 7.71%, 05/05/2042*(1)	445,000	465,637
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.20%, (TSFR1M+1.05%), 04/15/2034*	94,196	93,725
BX Trust FRS
Series 2024-PAT, Class B 7.19%, (TSFR1M+3.04%), 03/15/2041*	67,000	67,000
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(1)	1,300,000	1,264,731
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(1)	73,749	69,140
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(1)	171,996	169,154
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(1)	300,507	260,835
Series 2021-3, Class A1 0.96%, 09/27/2066*(1)	553,510	464,910
Series 2022-5, Class A1 4.55%, 04/25/2067*(1)	677,552	675,120
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	178,177
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(1)	190,000	177,510
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.16%, (SOFR30A+1.80%), 01/25/2044*	110,000	110,898
Series 2024-R02, Class 1M2 6.16%, (SOFR30A+1.80%), 02/25/2044*	146,000	147,201
Series 2021-R01, Class 1B1 7.46%, (SOFR30A+3.10%), 10/25/2041*	782,000	796,754
Series 2022-R01, Class 1B1 7.51%, (SOFR30A+3.15%), 12/25/2041*	311,000	318,483

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
CSAIL Commercial Mtg. Trust VRS
Series 2016-C6, Class XA 2.01%, 01/15/2049(1)(5)	$ 1,450,384	$ 1,273
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(1)	300,871	251,010
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(1)	398,869	357,940
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(1)	359,325	328,116
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(1)	632,104	578,645
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(1)	257,118	236,626
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(1)	1,536,000	1,524,060
Series 2021-RPL4, Class A1 4.14%, 12/27/2060*(1)	214,360	213,491
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,605,450
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(1)(5)	756,911	34,382
DC Trust VRS
Series 2024-HLTN, Class A 5.93%, 04/13/2040*(1)	150,000	151,639
Series 2024-HLTN, Class C 7.29%, 04/13/2040*(1)	75,000	74,989
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(1)	127,318	113,120
Durst Commercial Mtg. Trust VRS
Series 2025-151, Class A 5.32%, 08/10/2042*(1)	145,000	147,685
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(1)	141,312	118,842
Series 2022-1, Class A1 2.21%, 01/25/2067*(1)	960,323	848,857
Extended Stay America Trust FRS
Series 2025-ESH, Class B 5.75%, (TSFR1M+1.60%), 10/15/2042*	100,000	100,187
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(1)	314,439	281,276
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(1)	278,798	240,173
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,225,972	1,051,138
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.89%, 03/10/2041*(1)	485,000	486,532
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,228,763
Series 2015-GS1, Class A3 3.73%, 11/10/2048	146,177	145,908
GS Mtg. Securities Trust VRS
Series 2020-GC45, Class XA 0.73%, 02/13/2053(1)(5)	4,684,639	99,850
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	$ 1,110,000	$ 1,090,028
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	272,975
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,341,945
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(4)	195,308	195,156
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(4)	279,536	279,513
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class B 5.10%, 10/15/2042*(1)	490,000	489,722
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	86,700	83,553
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(1)	22,855	21,719
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(1)	189,520	167,663
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	115,792	109,072
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(1)	300,525	294,527
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.45%, 06/15/2050(1)(5)	1,367,730	20,359
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-SPL1, Class A1 4.25%, 02/25/2065*(1)	700,000	683,360
New Residential Mtg. Loan Trust FRS
Series 2017-5A, Class A1 5.77%, (TSFR1M+1.61%), 06/25/2057*	205,947	208,488
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(1)	86,214	82,456
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(1)	48,746	46,839
Series 2022-NQM2, Class A1 3.08%, 03/27/2062*(1)	447,655	424,989
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(1)	202,690	193,051
Series 2016-2A, Class A1 3.75%, 11/26/2035*(1)	231,139	224,486
Series 2016-4A, Class A1 3.75%, 11/25/2056*(1)	232,682	223,675
Series 2017-4A, Class A1 4.00%, 05/25/2057*(1)	255,142	245,842
Series 2018-5A, Class A1 4.75%, 12/25/2057*(1)	168,671	168,449
NJ VRS
Series 2025-WBRK, Class A 5.87%, 03/05/2035*(1)	225,000	233,562
Series 2025-WBRK, Class B 6.28%, 03/05/2035*(1)	450,000	462,383

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(1)	$ 556,272	$ 490,793
NRTH Commercial Mtg. Trust FRS
Series 2025-PARK, Class B 5.79%, (TSFR1M+1.64%), 10/15/2040*	60,000	59,850
NYC Commercial Mtg. Trust FRS
Series 2025-3BP, Class B 5.84%, (TSFR1M+1.69%), 02/15/2042*	590,000	589,500
OBX Trust
Series 2022-NQM6, Class A1 4.70%, 07/25/2062*(4)	218,686	218,358
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(1)	818,779	674,362
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(1)	383,340	334,725
Series 2021-NQM2, Class A1 1.10%, 05/25/2061*(1)	471,604	391,449
Series 2021-NQM4, Class A1 1.96%, 10/25/2061*(1)	169,985	145,752
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	617,060
PRPM LLC
Series 2025-RPL4, Class A1 3.00%, 05/25/2055*(4)	1,106,805	1,047,351
Series 2025-7, Class A1 5.50%, 08/25/2030*(4)	338,795	339,287
Series 2024-6, Class A1 5.70%, 11/25/2029*(4)	100,886	100,941
Series 2025-5, Class A1 5.73%, 07/25/2030*(4)	191,986	192,166
Series 2025-3, Class A1 6.26%, 05/25/2030*(4)	97,826	98,047
PRPM LLC VRS
Series 2025-6, Class A1 5.77%, 08/25/2028*(4)	466,709	467,194
RCO VIII Mtg. LLC
Series 2025-3, Class A1 6.43%, 05/25/2030*(4)	86,372	86,568
RFR Trust VRS
Series 2025-SGRM, Class A 5.56%, 03/11/2041*(1)	177,130	181,113
Series 2025-SGRM, Class B 5.86%, 03/11/2041*(1)	510,000	521,860
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	975,000	910,389
SG Residential Mtg. Trust VRS
Series 2022-1, Class A1 3.17%, 03/27/2062*(1)	382,384	359,461
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	19,147	17,583
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(1)	220,422	207,030
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	71,174	67,146
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-6, Class A1 1.92%, 11/25/2066*(1)	$ 540,300	$ 476,990
TEXAS Commercial Mtg. Trust FRS
Series 2025-TWR, Class B 5.74%, (TSFR1M+1.59%), 04/15/2042*	105,000	104,476
Towd Point Mtg. Trust
Series 2023-1, Class A1 3.75%, 01/25/2063*	360,153	349,373
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	1,005,414	902,816
Verus Securitization Trust
Series 2021-7, Class A1 1.83%, 10/25/2066*(4)	777,277	710,219
Series 2022-3, Class A1 4.13%, 02/25/2067*(4)	308,486	296,959
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(1)	148,543	138,595
Series 2021-4, Class A1 0.94%, 07/25/2066*(1)	250,463	212,913
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	135,336	120,976
Series 2021-8, Class A1 1.82%, 11/25/2066*(1)	356,395	329,868
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS1, Class D 3.99%, 05/15/2048(1)	75,000	69,825
		42,491,405
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.72%, 03/25/2027(1)(5)	4,494,507	30,804
Series K124, Class X1 0.81%, 12/25/2030(1)(5)	3,458,210	107,964
Series K122, Class X1 0.96%, 11/25/2030(1)(5)	871,112	32,048
Series K121, Class X1 1.11%, 10/25/2030(1)(5)	1,586,770	65,009
Series K114, Class X1 1.21%, 06/25/2030(1)(5)	2,861,820	126,662
Series K104, Class X1 1.23%, 01/25/2030(1)(5)	2,375,898	95,006
Series K111, Class X1 1.67%, 05/25/2030(1)(5)	1,102,795	66,916
Federal Home Loan Mtg. Corp. REMIC
Series 5055, Class DG 1.50%, 12/25/2050	625,195	512,385
Series 4961, Class JB 2.50%, 12/15/2042	267,727	246,308
Series 3883, Class PB 3.00%, 05/15/2041	76,311	73,248
Series 4740, Class BA 3.00%, 09/15/2045	19,038	18,758
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	189,874	180,216
Federal Home Loan Mtg. Corp. Seasoned Credit Risk TransferTrust
Series 2020-1, Class MA 2.50%, 08/25/2059	226,671	210,452

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA5, Class M2 6.01%, (SOFR30A+1.65%), 01/25/2034*	$ 36,610	$ 36,724
Series 2022-DNA3, Class M1B 7.26%, (SOFR30A+2.90%), 04/25/2042*	780,000	802,425
Series 2021-HQA3, Class B1 7.71%, (SOFR30A+3.35%), 09/25/2041*	845,000	859,526
Series 2022-DNA4, Class M1B 7.71%, (SOFR30A+3.35%), 05/25/2042*	440,000	456,636
Series 2021-DNA6, Class B1 7.76%, (SOFR30A+3.40%), 10/25/2041*	860,000	879,343
Series 2023-HQA1, Class M1B 7.86%, (SOFR30A+3.50%), 05/25/2043*	840,000	885,687
Series 2022-HQA3, Class M1B 7.91%, (SOFR30A+3.55%), 08/25/2042*	135,000	141,322
Series 2021-DNA7, Class B1 8.01%, (SOFR30A+3.65%), 11/25/2041*	328,000	336,691
Series 2022-HQA2, Class M1B 8.36%, (SOFR30A+4.00%), 07/25/2042*	335,000	352,670
Series 2022-DNA5, Class M1B 8.86%, (SOFR30A+4.50%), 06/25/2042*	535,000	565,894
Federal National Mtg. Assoc. REMIC
Series 2012-21, Class PQ 2.00%, 09/25/2041	42,391	40,230
Series 2012-18, Class GA 2.00%, 12/25/2041	79,947	75,288
Series 2015-48, Class QB 3.00%, 02/25/2043	61,365	60,304
Series 2017-16, Class PB 3.00%, 03/25/2047	515,000	461,851
Series 2018-27, Class EA 3.00%, 05/25/2048	223,166	201,590
Series 2018-35, Class CD 3.00%, 05/25/2048	140,653	126,924
Series 2019-45, Class PT 3.00%, 08/25/2049	180,464	165,042
Series 2012-52, Class PA 3.50%, 05/25/2042	64,989	62,825
Series 2018-23, Class LA 3.50%, 04/25/2048	190,488	182,724
Series 2022-90, Class AY 4.50%, 12/25/2041	1,215,000	1,203,830
		9,663,302
Total Collateralized Mortgage Obligations (cost $54,555,305)		52,154,707
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 74.3%
U.S. Government — 42.5%
United States Treasury Bonds
1.13%, 05/15/2040	2,018,000	1,285,135
1.25%, 05/15/2050	7,240,000	3,551,277
1.38%, 11/15/2040(6)	4,996,000	3,259,500
1.38%, 08/15/2050	2,349,000	1,181,107
1.75%, 08/15/2041	1,543,000	1,046,950
1.88%, 02/15/2041 to 11/15/2051	2,054,000	1,349,501
2.00%, 08/15/2051	1,700,000	995,961
2.25%, 05/15/2041 to 08/15/2046	3,796,000	2,566,182
2.38%, 02/15/2042 to 05/15/2051	13,142,000	8,657,538
2.50%, 02/15/2046 to 05/15/2046	5,532,000	3,901,521
2.75%, 11/15/2042 to 08/15/2047	981,000	731,621
2.88%, 05/15/2043 to 05/15/2049	4,079,000	3,062,895
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.00%, 05/15/2042 to 02/15/2049	$ 7,609,000	$ 5,848,379
3.00%, 08/15/2052(6)(7)	11,421,000	8,353,391
3.13%, 02/15/2043 to 05/15/2048	2,355,000	1,892,050
3.38%, 05/15/2044 to 11/15/2048	3,512,000	2,906,311
3.63%, 08/15/2043 to 02/15/2044	1,311,000	1,139,777
3.63%, 05/15/2053(7)	4,849,000	4,004,971
4.13%, 08/15/2044 to 08/15/2053	3,098,000	2,847,514
4.25%, 02/15/2054 to 08/15/2054	5,921,000	5,465,504
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,016,269
4.50%, 02/15/2044 to 11/15/2054	1,099,000	1,065,791
4.63%, 05/15/2044 to 02/15/2055	799,000	787,580
4.75%, 02/15/2037 to 05/15/2055	5,882,000	6,021,458
4.88%, 08/15/2045	1,641,000	1,677,666
5.00%, 05/15/2045	128,000	132,920
5.25%, 11/15/2028 to 02/15/2029	5,086,000	5,335,036
5.38%, 02/15/2031	1,289,000	1,387,689
6.38%, 08/15/2027	1,817,000	1,907,921
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	2,506,658	1,481,240
0.63%, 02/15/2043(8)	1,074,848	815,751
0.75%, 02/15/2042 to 02/15/2045(8)	6,581,624	5,133,551
1.00%, 02/15/2046(8)	620,311	477,997
1.38%, 02/15/2044(8)	1,857,307	1,587,326
United States Treasury Notes
0.38%, 07/31/2027 to 09/30/2027	10,573,000	9,941,712
0.50%, 05/31/2027 to 10/31/2027	9,803,000	9,248,063
0.63%, 07/31/2026 to 08/15/2030	12,931,000	11,686,004
0.75%, 01/31/2028	4,300,000	4,026,547
0.88%, 06/30/2026 to 11/15/2030	3,504,000	3,094,358
1.13%, 02/29/2028 to 02/15/2031	5,313,000	4,807,273
1.25%, 12/31/2026 to 08/15/2031	11,357,000	10,544,887
1.38%, 11/15/2031	2,820,000	2,440,842
1.50%, 02/15/2030	110,000	100,311
1.63%, 08/15/2029 to 05/15/2031	10,238,000	9,272,428
1.75%, 11/15/2029	5,825,000	5,402,915
1.88%, 07/31/2026	1,087,000	1,070,281
2.00%, 11/15/2026	3,840,000	3,767,700
2.25%, 02/15/2027 to 11/15/2027	9,479,000	9,271,155
2.38%, 05/15/2027 to 05/15/2029	4,144,000	3,990,273
2.63%, 02/15/2029 to 07/31/2029	15,966,000	15,397,192
2.75%, 07/31/2027 to 08/15/2032	6,698,000	6,372,832
2.88%, 05/15/2028 to 05/15/2032	8,301,000	7,935,204
3.25%, 06/30/2029	5,150,000	5,072,951
3.63%, 05/31/2028 to 08/15/2028	3,815,000	3,815,557
3.75%, 04/30/2027 to 05/15/2028	5,745,000	5,763,207
3.88%, 04/30/2030 to 08/15/2034	9,822,000	9,797,709
4.00%, 01/15/2027 to 02/15/2034	15,173,000	15,235,465
4.13%, 11/30/2031 to 11/15/2032	12,871,000	13,043,810
4.25%, 06/30/2029 to 08/15/2035	9,479,000	9,645,103
4.38%, 08/31/2028 to 05/15/2034	6,764,000	6,913,814
4.50%, 04/15/2027 to 11/15/2033	9,258,000	9,479,623
4.63%, 09/15/2026 to 02/15/2035	5,677,000	5,892,222
United States Treasury Notes TIPS
1.75%, 01/15/2034(8)	4,581,837	4,603,170
		301,507,888
U.S. Government Agency — 31.8%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	818,822	732,611
2.00%, 02/01/2036 to 08/01/2052	6,076,722	5,031,954
2.50%, 01/01/2028 to 09/01/2051	816,095	728,735
3.00%, 08/01/2027 to 06/01/2052	2,362,642	2,123,628
3.50%, 11/01/2041 to 02/01/2052	1,246,167	1,161,990

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.00%, 09/01/2040 to 01/01/2050	$ 777,914	$ 748,954
4.50%, 05/01/2048 to 06/01/2052	656,184	640,763
5.00%, 09/01/2031 to 06/01/2055	1,613,309	1,606,686
5.50%, 01/01/2036 to 05/01/2055	10,410,508	10,532,032
6.00%, 03/01/2040 to 03/01/2055	1,734,995	1,775,051
6.25%, 07/15/2032	206,000	233,838
6.75%, 03/15/2031	100,000	114,302
Federal Home Loan Mtg. Corp. FRS
6.10%, (RFUCCT6M+1.49%), 02/01/2037	3,705	3,758
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,303,271	1,001,653
1.88%, 09/24/2026	837,000	822,184
2.00%, 11/01/2035 to 05/01/2052	22,491,106	18,327,237
2.50%, 04/01/2028 to 04/01/2052	9,067,325	7,823,711
3.00%, 10/01/2027 to 03/01/2050	2,374,902	2,195,791
3.50%, 08/01/2026 to 02/01/2052	3,328,965	3,104,313
4.00%, 10/01/2040 to 03/01/2049	1,712,268	1,649,488
4.50%, 06/01/2048 to 10/01/2052	1,845,992	1,804,937
5.00%, 05/01/2040 to 11/01/2054	1,461,265	1,455,284
5.50%, 08/01/2037 to 01/01/2054	8,770,816	8,878,637
6.00%, 11/01/2038 to 11/01/2053	1,231,557	1,262,131
6.50%, 10/01/2037 to 07/01/2054	1,742,728	1,802,161
6.63%, 11/15/2030	871,000	984,459
7.25%, 05/15/2030	2,260,000	2,594,599
Federal National Mtg. Assoc. FRS
6.39%, (H15T1Y+2.27%), 11/01/2036	14,046	14,560
6.42%, (RFUCCT1Y+1.57%), 05/01/2037	5,472	5,648
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	24,445	25,252
7.28%, (RFUCCT1Y+1.83%), 10/01/2040	5,299	5,500
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,160,733	959,991
2.00%, October 30 TBA	4,500,000	3,718,752
2.50%, 07/20/2051	863,991	744,444
3.00%, 02/20/2045 to 03/20/2052	907,907	818,110
3.00%, October 30 TBA	20,300,000	18,119,296
3.50%, 03/20/2045 to 07/20/2045	105,235	98,229
3.50%, October 30 TBA	14,300,000	13,036,110
4.00%, 03/15/2039 to 05/20/2048	487,993	469,979
4.50%, 09/15/2033 to 04/20/2047	225,193	223,555
4.50%, October 30 TBA	6,800,000	6,593,291
5.00%, 06/15/2033 to 08/15/2038	147,811	150,918
5.50%, 02/15/2032 to 05/20/2053	1,060,142	1,078,078
6.00%, 04/15/2028 to 12/15/2036	321,766	333,448
6.50%, 09/15/2031 to 12/15/2031	3,391	3,471
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	477,721
Uniform Mtg. Backed Securities
2.00%, October 30 TBA	9,200,000	7,413,032
2.50%, October 30 TBA	16,000,000	13,477,434
3.00%, October 30 TBA	16,000,000	14,051,219
3.50%, October 30 TBA	12,300,000	11,236,311
4.00%, October 30 TBA	10,300,000	9,706,333
4.50%, October 30 TBA	1,300,000	1,260,815
5.50%, October 30 TBA	17,810,000	17,956,718
5.50%, November 30 TBA	8,900,000	8,967,408
6.00%, October 30 TBA	7,415,000	7,575,073
6.00%, November 30 TBA	7,410,000	7,568,517
		225,230,100
Total U.S. Government & Agency Obligations (cost $551,577,418)		526,737,988
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Banks — 0.0%
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033*		$ 200,000	$ 206,411
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033		128,000	127,109
Sovereign — 1.8%
Brazilian Government International Bond
5.50%, 11/06/2030		200,000	204,000
Chile Government International Bond
4.85%, 01/22/2029		200,000	204,480
Dominican Republic
5.95%, 01/25/2027		200,000	203,250
Emirate of Abu Dhabi
1.63%, 06/02/2028		200,000	188,908
3.00%, 09/15/2051		200,000	139,041
Government of Bermuda
2.38%, 08/20/2030*		200,000	182,200
5.00%, 07/15/2032*		200,000	204,736
Government of Bulgaria
1.38%, 09/23/2050	EUR	165,000	110,598
4.88%, 05/13/2036	EUR	235,000	303,837
Government of Macedonia
3.68%, 06/03/2026*	EUR	290,000	340,615
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	484,511
2.75%, 04/14/2041	EUR	1,240,000	937,955
5.75%, 03/24/2035*		528,000	508,425
6.00%, 05/25/2034		100,000	99,308
6.63%, 05/16/2036*		60,000	60,904
7.50%, 02/10/2037*		200,000	214,648
7.63%, 01/17/2053		200,000	213,141
Kingdom of Saudi Arabia
3.25%, 10/22/2030		200,000	190,622
3.45%, 02/02/2061		200,000	130,725
5.00%, 01/18/2053		200,000	180,836
Oriental Republic of Uruguay
5.10%, 06/18/2050		30,000	28,365
Republic of Azerbaijan
3.50%, 09/01/2032		400,000	371,866
Republic of Chile
4.95%, 01/05/2036		300,000	301,065
Republic of Hungary
1.63%, 04/28/2032	EUR	350,000	363,650
5.25%, 06/16/2029		200,000	204,554
5.38%, 09/26/2030*		290,000	298,328
6.00%, 09/26/2035*		200,000	209,229
Republic of Indonesia
1.10%, 03/12/2033	EUR	610,000	596,423
4.75%, 09/10/2034		200,000	199,522
Republic of Kazakhstan
4.71%, 04/09/2035*		200,000	198,476
6.50%, 07/21/2045		200,000	224,958
Republic of Peru
2.84%, 06/20/2030		120,000	112,440
Republic of Philippines
1.75%, 04/28/2041	EUR	300,000	257,889
Republic of Poland
5.75%, 11/16/2032		250,000	267,852
Republic of Trinidad & Tobago
6.40%, 06/26/2034		200,000	203,980

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
State of Kuwait
4.14%, 10/09/2030*	$ 400,000	$ 400,000
State of Qatar
4.00%, 03/14/2029	200,000	200,737
4.40%, 04/16/2050	200,000	178,661
United Mexican States
5.38%, 03/22/2033	455,000	453,635
6.63%, 01/29/2038	660,000	693,667
6.88%, 05/13/2037	1,170,000	1,261,845
7.38%, 05/13/2055	400,000	439,004
		12,568,886
Total Foreign Government Obligations (cost $13,129,664)		12,902,406
MUNICIPAL SECURITIES — 0.3%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039	335,000	318,472
6.32%, 11/01/2029	235,000	232,846
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	1,260,000	1,337,998
Total Municipal Securities (cost $1,964,187)		1,889,316
ESCROWS AND LITIGATION TRUSTS — 0.0%
Paragon Offshore Finance Co. 07/18/2026†(9) (cost $587)	587	0
Total Long-Term Investment Securities (cost $870,230,170)		844,203,067
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(10) (cost $1,759,280)	1,759,280	1,759,280
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(11)	255,000	255,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)	365,000	365,000
BNP Paribas SA Joint Repurchase Agreement(11)	350,000	350,000
Deutsche Bank AG Joint Repurchase Agreement(11)	255,000	255,000
Security Description	Shares or Principal Amount	Value

RBS Securities, Inc. Joint Repurchase Agreement(11)	$ 255,000	$ 255,000
Total Repurchase Agreements (cost $1,480,000)		1,480,000
TOTAL INVESTMENTS (cost $873,469,450)(12)	119.5%	847,442,347
Other assets less liabilities	(19.5)	(138,463,968)
NET ASSETS	100.0%	$708,978,379
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $123,643,661 representing 17.4% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2025.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	Securities classified as Level 3 (see Note 2).
(10)	The rate shown is the 7-day yield as of September 30, 2025.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	See Note 4 for cost of investments on a tax basis.
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	830,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$ 8,866	$ 140,834	$ 149,700
Centrally Cleared	2,225,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	3,439	364,167	367,606
Centrally Cleared	1,380,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2053	(13,964)	177,286	163,322
Centrally Cleared	1,530,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	6,129	86,690	92,819
Centrally Cleared	5,995,000	USD	Fixed 4.160	12-Month SOFR	Annual	Annual	Mar 2045	(11,595)	(153,577)	(165,172)
								$(7,125)	$615,400	$608,275
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
119	Long	Canada 10 Year Bonds	December 2025	$10,238,679	$10,471,179	$232,500
30	Long	Long Gilt	December 2025	3,659,980	3,665,120	5,140
40	Long	U.S. Treasury Long Bonds	December 2025	4,653,406	4,663,750	10,344
70	Short	Euro-BUND	December 2025	10,566,852	10,566,339	513
83	Short	Euro-Schatz	December 2025	10,433,078	10,424,795	8,283
133	Short	U.S. Treasury 2 Year Notes	December 2025	27,733,394	27,716,992	16,402
291	Short	U.S. Treasury 5 Year Notes	December 2025	31,923,858	31,775,836	148,022
						$421,204
						Unrealized (Depreciation)
124	Long	Australian 10 Year Bonds	December 2025	$ 9,314,854	$ 9,300,593	$ (14,261)
15	Short	Euro Buxl 30 Year Bonds	December 2025	1,976,785	2,016,080	(39,295)
18	Short	Euro-BTP	December 2025	2,506,136	2,532,568	(26,432)
32	Short	Euro-OAT	December 2025	4,510,104	4,559,074	(48,970)
355	Short	U.S. Treasury 10 Year Notes	December 2025	39,872,344	39,937,500	(65,156)
97	Short	U.S. Treasury Ultra 10 Year Notes	December 2025	11,041,328	11,162,578	(121,250)
42	Short	U.S. Treasury Ultra Bonds	December 2025	4,913,344	5,042,625	(129,281)
						$(444,645)
		Net Unrealized Appreciation (Depreciation)				$(23,441)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	3,755,000	USD	4,422,924	12/17/2025	$—	$(4,967)
EUR—Euro Currency
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$225,418,469	$—	$225,418,469
Asset Backed Securities	—	25,100,181	—	25,100,181
Collateralized Mortgage Obligations	—	52,154,707	—	52,154,707
U.S. Government & Agency Obligations	—	526,737,988	—	526,737,988
Foreign Government Obligations	—	12,902,406	—	12,902,406
Municipal Securities	—	1,889,316	—	1,889,316
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	1,759,280	—	—	1,759,280
Repurchase Agreements	—	1,480,000	—	1,480,000
Total Investments at Value	$1,759,280	$845,683,067	$0	$847,442,347
Other Financial Instruments:†
Swaps	$—	$768,977	$—	$768,977
Futures Contracts	421,204	—	—	421,204
Total Other Financial Instruments	$421,204	$768,977	$—	$1,190,181
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$153,577	$—	$153,577
Futures Contracts	444,645	—	—	444,645
Forward Foreign Currency Contracts	—	4,967	—	4,967
Total Other Financial Instruments	$444,645	$158,544	$—	$603,189
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 3.4%
ANZ Group Holdings, Ltd.	38,903	$ 854,896
APA Group	6,536	38,405
Aristocrat Leisure, Ltd.	2,741	126,924
ASX, Ltd.	887	34,388
BHP Group, Ltd. (ASX)	36,720	1,033,378
BHP Group, Ltd. (LSE)	10,745	296,678
BlueScope Steel, Ltd.	2,197	32,986
Brambles, Ltd.	6,663	109,341
CAR Group, Ltd.	1,872	45,559
Cochlear, Ltd.	310	57,282
Coles Group, Ltd.	6,450	99,401
Commonwealth Bank of Australia	8,224	908,240
Computershare, Ltd.	2,650	63,635
CSL, Ltd.	2,382	312,397
Evolution Mining, Ltd.	9,449	67,714
Fortescue, Ltd.	8,151	100,751
Goodman Group	9,970	216,255
Insurance Australia Group, Ltd.	11,912	64,634
Lottery Corp., Ltd.	10,133	39,425
Macquarie Group, Ltd.	5,691	825,939
Medibank Private, Ltd.	14,108	44,996
National Australia Bank, Ltd.	14,957	436,955
Northern Star Resources, Ltd.	6,779	106,445
Origin Energy, Ltd.	8,676	71,761
Pro Medicus, Ltd.	292	59,567
Qantas Airways, Ltd.	3,891	28,115
QBE Insurance Group, Ltd.	7,540	102,728
REA Group, Ltd.	265	40,516
Rio Tinto, Ltd.	10,899	880,064
Santos, Ltd.	16,096	71,679
Scentre Group	250,278	675,684
SGH, Ltd.	1,025	33,865
Sigma Healthcare, Ltd.	21,523	42,298
Sonic Healthcare, Ltd.	2,166	30,729
South32, Ltd.	22,609	40,991
Stockland	11,055	44,768
Suncorp Group, Ltd.	5,404	72,446
Telstra Group, Ltd.	137,324	437,980
Transurban Group	15,605	142,496
Vicinity, Ltd.	17,041	28,416
Washington H. Soul Pattinson & Co., Ltd.	1,745	44,443
Wesfarmers, Ltd.	5,587	340,190
Westpac Banking Corp.	16,757	432,104
WiseTech Global, Ltd.	961	57,389
Woodside Energy Group, Ltd.	9,542	145,410
Woolworths Group, Ltd.	6,100	107,771
		9,848,034
Austria — 0.7%
Erste Group Bank AG	20,068	1,960,262
OMV AG	731	38,981
Verbund AG	341	24,782
		2,024,025
Belgium — 0.7%
Ageas SA	745	51,518
Anheuser-Busch InBev SA NV	4,842	288,785
D'ieteren Group	93	17,383
Elia Group SA	210	24,199
Groupe Bruxelles Lambert NV	375	33,482
KBC Group NV	1,147	136,616
Lotus Bakeries NV	2	18,832
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Sofina SA	82	$ 24,164
Syensqo SA	377	30,408
UCB SA	4,705	1,298,119
		1,923,506
Bermuda — 0.1%
Aegon, Ltd.	6,603	52,963
CK Infrastructure Holdings, Ltd.	3,000	19,700
Hongkong Land Holdings, Ltd.	5,700	36,081
Jardine Matheson Holdings, Ltd.	800	50,400
		159,144
Brazil — 0.1%
NU Holdings, Ltd., Class A†	19,971	319,736
Canada — 1.4%
Brookfield Corp.	8,394	575,945
Definity Financial Corp.	10,913	560,902
Definity Financial Corp.(1)	699	34,130
Element Fleet Management Corp.	28,025	725,746
Great-West Lifeco, Inc.	13,010	527,991
National Bank of Canada	4,339	460,900
Nutrien, Ltd.	9,226	541,813
Toronto-Dominion Bank	10,117	808,953
		4,236,380
China — 0.5%
Contemporary Amperex Technology Co., Ltd., Class A	8,500	480,020
Tencent Holdings, Ltd.	3,900	332,269
Tencent Music Entertainment Group ADR	23,513	548,794
		1,361,083
Denmark — 1.6%
AP Moller-Maersk A/S, Series A	12	23,460
AP Moller-Maersk A/S, Series B	19	37,250
Carlsberg A/S, Class B	481	55,892
Coloplast A/S, Class B	620	52,950
Danske Bank A/S	3,329	141,840
Demant A/S†	370	12,814
DSV A/S	1,021	203,058
Genmab A/S†	302	91,554
Novo Nordisk A/S, Class B	44,618	2,418,602
Novonesis (Novozymes), Class B	1,704	104,281
Orsted A/S*†	612	10,930
Pandora A/S	4,101	534,326
ROCKWOOL A/S, Class B	485	18,010
Tryg A/S	1,662	42,164
Vestas Wind Systems A/S	43,901	827,194
		4,574,325
Finland — 0.8%
Elisa Oyj	690	36,179
Fortum Oyj	2,301	43,507
Kesko Oyj, Class B	1,394	29,623
Kone Oyj, Class B	1,703	115,966
Mandatum Oyj	49,650	332,728
Metso Oyj	3,195	43,831
Neste Oyj	2,113	38,663
Nokia Oyj	25,762	123,373
Nordea Bank Abp	15,384	252,411
Orion Oyj, Class B	546	41,763
Sampo Oyj, Class A	79,761	915,646
Stora Enso Oyj, Class R	31,144	341,367

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene Oyj	2,507	$ 68,492
Wartsila OYJ Abp	2,577	77,000
		2,460,549
France — 9.0%
Accor SA	964	45,611
Aeroports de Paris SA	166	21,886
Air Liquide SA	7,178	1,490,459
Alstom SA†	1,734	45,032
Amundi SA*	319	25,243
Arkema SA	240	15,103
AXA SA	26,797	1,278,577
BioMerieux	213	28,458
BNP Paribas SA	4,974	451,586
Bollore SE	3,543	20,033
Bouygues SA	878	39,501
Bureau Veritas SA	1,567	49,011
Capgemini SE	801	116,188
Carrefour SA	2,665	40,347
Cie de Saint-Gobain SA	5,471	588,753
Cie Generale des Etablissements Michelin SCA	3,274	117,391
Covivio SA	212	14,237
Credit Agricole SA	5,080	99,721
Danone SA	3,192	277,920
Dassault Aviation SA	98	32,745
Dassault Systemes SE	3,388	113,404
Edenred SE	7,494	177,726
Eiffage SA	345	44,029
Engie SA	41,525	889,976
EssilorLuxottica SA	6,532	2,116,616
FDJ United	473	15,827
Gecina SA	195	19,529
Getlink SE	1,375	25,280
Hermes International S.C.A.	156	381,505
Ipsen SA	194	25,874
Kering SA	2,027	672,413
Klepierre SA	989	38,503
Legrand SA	14,795	2,442,233
L'Oreal SA	2,752	1,190,619
LVMH Moet Hennessy Louis Vuitton SE	2,869	1,753,227
Orange SA	9,349	151,581
Pernod Ricard SA	1,020	100,042
Publicis Groupe SA	1,157	110,952
Renault SA	937	38,283
Rexel SA	1,104	36,085
Safran SA	4,706	1,658,077
Sanofi SA	26,150	2,411,597
Sartorius Stedim Biotech	152	30,703
Schneider Electric SE	8,490	2,368,323
Societe Generale SA	16,332	1,080,680
Sodexo SA	435	27,349
Teleperformance SE	2,295	170,666
Thales SA	1,703	533,042
TotalEnergies SE	31,398	1,906,915
Veolia Environnement SA	3,182	108,264
Vinci SA	6,253	865,911
		26,303,033
Germany — 9.2%
adidas AG	834	175,661
Allianz SE	6,369	2,672,469
Aumovio SE†	1	21
Security Description	Shares or Principal Amount	Value

Germany (continued)
BASF SE	10,197	$ 507,484
Bayer AG	4,937	163,629
Bayerische Motoren Werke AG	13,256	1,329,721
Bayerische Motoren Werke AG (Preference Shares)	283	26,232
Beiersdorf AG	9,821	1,026,201
Brenntag SE	625	37,349
Commerzbank AG	3,838	144,598
Continental AG	513	33,800
Covestro AG†	5,702	390,286
CTS Eventim AG & Co. KGaA	320	31,333
Daimler Truck Holding AG	2,291	94,195
Delivery Hero SE*†	983	28,171
Deutsche Bank AG	9,108	320,263
Deutsche Boerse AG	923	247,180
Deutsche Lufthansa AG	2,992	25,320
Deutsche Post AG	4,690	208,909
Deutsche Telekom AG	17,167	584,694
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	587	28,449
E.ON SE	10,957	206,018
Evonik Industries AG	1,280	22,196
Fresenius Medical Care AG	1,032	54,111
Fresenius SE & Co. KGaA	2,116	117,755
GEA Group AG	757	55,858
Hannover Rueck SE	290	87,366
Heidelberg Materials AG	656	147,527
Henkel AG & Co. KGaA	475	35,217
Henkel AG & Co. KGaA (Preference Shares)	814	65,655
Hensoldt AG	317	41,051
Infineon Technologies AG	37,450	1,459,744
KION Group AG	6,831	460,746
Knorr-Bremse AG	374	35,062
LEG Immobilien SE	364	28,932
Mercedes-Benz Group AG	3,529	221,538
Merck KGaA	651	83,653
MTU Aero Engines AG	259	118,864
Muenchener Rueckversicherungs-Gesellschaft AG	2,160	1,378,035
Nemetschek SE	291	37,855
Porsche Automobil Holding SE (Preference Shares)	719	28,237
Rational AG	26	19,811
Rheinmetall AG	542	1,262,808
RWE AG	3,077	136,627
SAP SE	20,874	5,585,176
Sartorius AG (Preference Shares)	117	27,184
Scout24 SE*	376	47,058
Siemens AG	18,556	4,993,279
Siemens Energy AG†	3,335	389,275
Siemens Healthineers AG*	24,934	1,347,179
Symrise AG	671	58,328
Talanx AG	322	42,795
Volkswagen AG (Preference Shares)	1,000	107,966
Vonovia SE	3,710	115,645
Zalando SE*†	1,189	36,309
		26,930,825
Hong Kong — 1.3%
AIA Group, Ltd.	114,000	1,093,569
Alibaba Group Holding, Ltd.	13,140	298,869
BOC Hong Kong Holdings, Ltd.	148,000	694,931
CK Asset Holdings, Ltd.	9,000	43,624
CK Hutchison Holdings, Ltd.	13,000	85,615
CLP Holdings, Ltd.	8,000	66,256
Futu Holdings, Ltd. ADR	291	50,608
Galaxy Entertainment Group, Ltd.	10,000	55,102

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hang Seng Bank, Ltd.	3,800	$ 57,865
Henderson Land Development Co., Ltd.	7,000	24,683
HKT Trust & HKT, Ltd.	19,000	28,127
Hong Kong & China Gas Co., Ltd.	58,000	50,383
Hong Kong Exchanges & Clearing, Ltd.	5,900	335,109
Link REIT	12,600	64,765
MTR Corp., Ltd.	8,000	27,119
Power Assets Holdings, Ltd.	7,000	44,328
Sino Land Co., Ltd.	18,000	22,783
SITC International Holdings Co., Ltd.	7,000	26,950
Sun Hung Kai Properties, Ltd.	7,000	83,835
Swire Pacific, Ltd., Class A	2,000	16,949
Techtronic Industries Co., Ltd.	35,000	447,735
WH Group, Ltd.*	37,000	40,081
Wharf Holdings, Ltd.	5,000	14,302
Wharf Real Estate Investment Co., Ltd.	7,000	20,689
		3,694,277
India — 0.3%
HDFC Bank, Ltd.	49,817	534,422
HDFC Bank, Ltd. ADR	10,694	365,307
		899,729
Indonesia — 0.1%
Bank Central Asia Tbk PT	793,800	363,200
Ireland — 0.8%
AIB Group PLC	10,221	92,580
Bank of Ireland Group PLC	4,601	75,706
DCC PLC	4,627	296,955
James Hardie Industries PLC CDI†	2,889	53,679
Kerry Group PLC, Class A	777	70,014
Kingspan Group PLC	14,018	1,165,215
Ryanair Holdings PLC	4,298	124,638
Ryanair Holdings PLC ADR	6,800	409,496
		2,288,283
Isle of Man — 0.0%
Entain PLC	2,962	34,809
Israel — 0.8%
Azrieli Group, Ltd.	176	17,466
Bank Hapoalim BM	6,266	127,356
Bank Leumi Le-Israel BM	7,266	143,227
Check Point Software Technologies, Ltd.†	3,363	695,838
CyberArk Software, Ltd.†	237	114,507
Elbit Systems, Ltd.	136	68,858
ICL Group, Ltd.	3,429	21,430
Israel Discount Bank, Ltd., Class A	6,215	61,433
Mizrahi Tefahot Bank, Ltd.	783	51,511
Monday.com, Ltd.†	203	39,319
Nice, Ltd.†	293	43,169
Nova, Ltd.†	146	46,261
Phoenix Financial, Ltd.	1,126	42,155
Teva Pharmaceutical Industries, Ltd. ADR†	38,187	771,377
Wix.com, Ltd.†	277	49,204
		2,293,111
Italy — 2.9%
Banca Mediolanum SpA	1,159	23,200
Banca Monte dei Paschi di Siena SpA	9,705	85,912
Banco BPM SpA	5,672	84,739
BPER Banca SpA	6,933	76,806
Enel SpA	39,957	378,389
Security Description	Shares or Principal Amount	Value

Italy (continued)
Eni SpA	10,194	$ 177,920
FinecoBank Banca Fineco SpA	56,177	1,213,895
Generali	12,821	502,904
Infrastrutture Wireless Italiane SpA*	1,408	16,547
Intesa Sanpaolo SpA	317,543	2,092,964
Leonardo SpA	1,957	124,117
Moncler SpA	9,444	552,945
Nexi SpA*	2,460	13,910
Poste Italiane SpA*	2,290	54,282
Prysmian SpA	13,798	1,363,678
Recordati Industria Chimica e Farmaceutica SpA	565	34,295
Snam SpA	10,085	60,599
Telecom Italia SpA†	55,559	29,047
Terna - Rete Elettrica Nazionale	6,881	69,783
UniCredit SpA	18,227	1,379,621
Unipol Assicurazioni SpA	1,791	38,396
		8,373,949
Japan — 20.8%
Advantest Corp.	3,800	376,441
Aeon Co., Ltd.	10,800	131,088
AGC, Inc.	900	29,364
Aisin Corp.	2,400	41,546
Ajinomoto Co., Inc.	22,700	651,751
ANA Holdings, Inc.	700	13,542
Asahi Group Holdings, Ltd.	7,100	85,242
Asahi Kasei Corp.	5,900	46,459
Asics Corp.	23,800	623,144
Astellas Pharma, Inc.	8,700	94,157
Bandai Namco Holdings, Inc.	2,800	93,248
Bridgestone Corp.	18,300	847,404
Canon, Inc.	4,300	126,105
Capcom Co., Ltd.	1,800	48,966
Central Japan Railway Co.	3,900	111,896
Chiba Bank, Ltd.	3,100	32,586
Chubu Electric Power Co., Inc.	3,000	41,759
Chugai Pharmaceutical Co., Ltd.	17,900	780,466
Concordia Financial Group, Ltd.	5,500	42,286
Dai Nippon Printing Co., Ltd.	2,000	34,020
Daifuku Co., Ltd.	1,700	54,523
Dai-ichi Life Holdings, Inc.	17,200	135,613
Daiichi Sankyo Co., Ltd.	31,100	697,140
Daikin Industries, Ltd.	6,300	727,619
Daito Trust Construction Co., Ltd.	1,500	32,914
Daiwa House Industry Co., Ltd.	2,800	100,727
Daiwa Securities Group, Inc.	6,900	56,106
Denso Corp.	8,700	125,630
Disco Corp.	400	125,800
East Japan Railway Co.	4,600	112,601
Eisai Co., Ltd.	1,200	40,369
ENEOS Holdings, Inc.	13,500	85,801
FANUC Corp.	4,600	132,571
Fast Retailing Co., Ltd.	4,000	1,218,244
Fuji Electric Co., Ltd.	700	47,069
FUJIFILM Holdings Corp.	49,800	1,239,570
Fujikura, Ltd.	1,200	117,294
Fujitsu, Ltd.	8,700	204,962
Hamamatsu Photonics KK	20,600	223,572
Hankyu Hanshin Holdings, Inc.	1,100	32,460
Hitachi, Ltd.	104,100	2,766,427
Honda Motor Co., Ltd.	19,700	203,947
Hoya Corp.	7,100	983,010
Hulic Co., Ltd.	2,000	21,909

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Idemitsu Kosan Co., Ltd.	4,200	$ 28,855
IHI Corp.	4,900	91,449
Inpex Corp.	4,300	77,722
Isetan Mitsukoshi Holdings, Ltd.	35,400	654,212
Isuzu Motors, Ltd.	2,700	34,132
ITOCHU Corp.	23,700	1,350,348
Japan Airlines Co., Ltd.	800	16,137
Japan Exchange Group, Inc.	76,100	850,358
Japan Post Bank Co., Ltd.	8,700	106,746
Japan Post Holdings Co., Ltd.	8,700	86,479
Japan Post Insurance Co., Ltd.	1,000	28,353
Japan Tobacco, Inc.	6,000	197,261
JFE Holdings, Inc.	2,700	33,165
Kajima Corp.	2,000	58,370
Kansai Electric Power Co., Inc.	4,800	68,762
Kao Corp.	2,200	95,968
Kawasaki Heavy Industries, Ltd.	700	46,245
Kawasaki Kisen Kaisha, Ltd.	1,800	25,633
KDDI Corp.	113,000	1,803,675
Keyence Corp.	3,100	1,156,696
Kikkoman Corp.	3,300	28,005
Kirin Holdings Co., Ltd.	3,900	57,161
Kobe Bussan Co., Ltd.	800	21,985
Komatsu, Ltd.	4,500	157,014
Konami Group Corp.	500	72,184
Kubota Corp.	4,800	60,469
Kyocera Corp.	6,400	86,099
Kyowa Kirin Co., Ltd.	1,200	18,651
Lasertec Corp.	4,500	617,862
LY Corp.	14,700	47,325
M3, Inc.	2,300	37,109
Makita Corp.	1,000	32,498
Marubeni Corp.	6,900	172,541
MatsukiyoCocokara & Co.	1,500	30,470
MEIJI Holdings Co., Ltd.	1,200	24,879
Minebea Mitsumi, Inc.	1,900	35,839
Mitsubishi Chemical Group Corp.	6,300	36,266
Mitsubishi Corp.	34,500	823,745
Mitsubishi Electric Corp.	51,500	1,324,370
Mitsubishi Estate Co., Ltd.	35,000	805,389
Mitsubishi HC Capital, Inc.	4,600	38,026
Mitsubishi Heavy Industries, Ltd.	15,900	417,054
Mitsubishi UFJ Financial Group, Inc.	301,900	4,887,234
Mitsui & Co., Ltd.	12,200	303,587
Mitsui Fudosan Co., Ltd.	73,200	798,401
Mitsui OSK Lines, Ltd.	1,800	54,699
Mizuho Financial Group, Inc.	12,300	414,866
MonotaRO Co., Ltd.	1,300	18,953
MS&AD Insurance Group Holdings, Inc.	64,000	1,452,372
Murata Manufacturing Co., Ltd.	8,400	159,923
NEC Corp.	27,100	868,424
Nexon Co., Ltd.	1,700	37,326
NIDEC Corp.	4,300	76,573
Nintendo Co., Ltd.	18,800	1,627,846
Nippon Building Fund, Inc.	35	33,016
Nippon Paint Holdings Co., Ltd.	4,900	33,465
Nippon Sanso Holdings Corp.	900	31,932
Nippon Steel Corp.	24,500	100,975
Nippon Yusen KK	2,200	75,141
Nissan Motor Co., Ltd.†	11,500	28,290
Nissin Foods Holdings Co., Ltd.	1,000	18,839
Nitori Holdings Co., Ltd.	2,000	38,591
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nitto Denko Corp.	3,500	$ 83,237
Nomura Holdings, Inc.	14,800	108,634
Nomura Research Institute, Ltd.	11,800	452,659
NTT, Inc.	146,600	153,356
Obayashi Corp.	3,200	52,560
Obic Co., Ltd.	1,500	52,277
Olympus Corp.	5,500	69,584
Oracle Corp. Japan	200	20,421
Oriental Land Co., Ltd.	5,300	127,837
ORIX Corp.	16,500	433,127
Osaka Gas Co., Ltd.	1,800	52,204
Otsuka Corp.	1,100	22,969
Otsuka Holdings Co., Ltd.	2,100	111,600
Pan Pacific International Holdings Corp.	9,500	62,633
Panasonic Holdings Corp.	47,600	518,214
Rakuten Group, Inc.†	7,800	50,629
Recruit Holdings Co., Ltd.	29,000	1,561,531
Renesas Electronics Corp.	31,500	363,384
Resona Holdings, Inc.	10,300	105,204
Ryohin Keikaku Co., Ltd.	2,600	51,777
Sanrio Co., Ltd.	900	42,302
SBI Holdings, Inc.	1,400	60,928
SCREEN Holdings Co., Ltd.	400	36,407
SCSK Corp.	800	23,959
Secom Co., Ltd.	2,100	77,036
Sekisui Chemical Co., Ltd.	1,700	31,670
Sekisui House, Ltd.	2,900	66,026
Seven & i Holdings Co., Ltd.	45,700	615,267
SG Holdings Co., Ltd.	1,700	17,577
Shimadzu Corp.	1,100	27,782
Shimano, Inc.	3,800	426,548
Shimizu Corp.	26,900	378,257
Shin-Etsu Chemical Co., Ltd.	27,000	886,033
Shionogi & Co., Ltd.	3,900	68,343
Shiseido Co., Ltd.	2,100	35,884
SMC Corp.	1,500	460,797
SoftBank Corp.	140,900	207,417
SoftBank Group Corp.	14,600	1,844,683
Sompo Holdings, Inc.	4,400	136,119
Sony Financial Holdings, Inc.†	148,400	164,571
Sony Group Corp.	148,400	4,273,832
Subaru Corp.	20,000	409,778
Sumitomo Corp.	32,800	951,053
Sumitomo Electric Industries, Ltd.	3,500	99,828
Sumitomo Metal Mining Co., Ltd.	1,100	35,458
Sumitomo Mitsui Financial Group, Inc.	18,100	511,111
Sumitomo Mitsui Trust Group, Inc.	20,300	590,119
Sumitomo Realty & Development Co., Ltd.	1,600	70,671
Suntory Beverage & Food, Ltd.	700	21,892
Suzuki Motor Corp.	43,800	639,888
Sysmex Corp.	16,400	202,332
T&D Holdings, Inc.	2,500	61,230
Taisei Corp.	800	55,016
Takeda Pharmaceutical Co., Ltd.	7,800	227,589
TDK Corp.	9,600	139,471
Terumo Corp.	42,100	695,475
TIS, Inc.	1,100	36,328
Toho Co., Ltd.	500	32,120
Tokio Marine Holdings, Inc.	31,600	1,339,557
Tokyo Electron, Ltd.	5,900	1,051,655
Tokyo Gas Co., Ltd.	1,500	53,393
Tokyo Metro Co., Ltd.	1,500	17,187
Tokyu Corp.	2,500	30,497

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toppan Holdings, Inc.	1,200	$ 30,794
Toray Industries, Inc.	7,200	46,023
Toyota Industries Corp.	800	90,016
Toyota Motor Corp.	102,400	1,973,079
Toyota Tsusho Corp.	3,200	88,761
Trend Micro, Inc.	600	32,863
Unicharm Corp.	5,700	36,979
West Japan Railway Co.	2,200	48,244
Yakult Honsha Co., Ltd.	1,000	16,307
Yamaha Motor Co., Ltd.	4,800	36,028
Yokogawa Electric Corp.	1,200	34,527
Zensho Holdings Co., Ltd.	500	32,701
ZOZO, Inc.	1,900	17,473
		60,644,026
Jersey — 0.3%
CVC Capital Partners PLC*	18,936	329,476
Experian PLC	4,508	225,658
Glencore PLC	49,336	226,658
WPP PLC	5,473	27,072
		808,864
Luxembourg — 0.7%
ArcelorMittal SA	2,342	84,084
Eurofins Scientific SE	612	44,390
InPost SA†	1,134	13,913
Samsonite Group SA*	103,200	220,936
Spotify Technology SA†	2,379	1,660,542
Tenaris SA	1,826	32,564
		2,056,429
Macau — 0.0%
Sands China, Ltd.	12,800	35,693
Netherlands — 6.3%
ABN AMRO Bank NV CVA*	12,172	389,417
Adyen NV*†	285	456,735
AerCap Holdings NV	5,277	638,517
Airbus SE	8,885	2,059,166
Akzo Nobel NV	4,294	305,507
Argenx SE†	300	217,387
Argenx SE ADR†	733	540,632
ASM International NV	919	551,129
ASML Holding NV	6,363	6,186,308
ASR Nederland NV	739	50,131
BE Semiconductor Industries NV	2,567	382,299
Davide Campari-Milano NV	3,172	19,998
Euronext NV*	394	58,932
EXOR NV	457	44,640
Ferrari NV	618	298,642
Ferrovial SE	2,461	140,942
Heineken Holding NV	647	44,323
Heineken NV	23,097	1,801,114
IMCD NV	297	30,685
ING Groep NV	50,352	1,304,981
JDE Peet's NV	864	31,649
Koninklijke Ahold Delhaize NV	4,472	180,875
Koninklijke KPN NV	18,554	89,029
Koninklijke Philips NV	30,343	820,782
NN Group NV	1,285	90,369
NXP Semiconductors NV	2,686	611,683
Prosus NV	6,434	452,777
QIAGEN NV	1,088	48,150
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Randstad NV	551	$ 23,399
Stellantis NV	9,630	88,911
STMicroelectronics NV	3,436	96,212
Universal Music Group NV	5,360	154,554
Wolters Kluwer NV	1,199	163,503
		18,373,378
New Zealand — 0.1%
Contact Energy, Ltd.	4,150	21,894
Fisher & Paykel Healthcare Corp., Ltd.	3,030	65,084
Infratil, Ltd.	4,754	34,038
Meridian Energy, Ltd.	6,741	21,768
Xero, Ltd.†	827	86,188
		228,972
Norway — 1.4%
Aker BP ASA	1,521	38,575
DNB Bank ASA	83,221	2,264,080
Equinor ASA	33,202	809,793
Gjensidige Forsikring ASA	1,037	30,405
Kongsberg Gruppen ASA	2,232	71,336
Mowi ASA	2,302	48,626
Norsk Hydro ASA	66,884	453,062
Orkla ASA	3,105	32,420
Salmar ASA	338	18,052
Storebrand ASA	24,659	376,079
Telenor ASA	2,888	47,866
Yara International ASA	830	30,324
		4,220,618
Portugal — 0.3%
Banco Comercial Portugues SA	41,428	36,635
EDP SA	15,804	74,905
Galp Energia SGPS SA	1,901	35,933
Jeronimo Martins SGPS SA	34,142	829,748
		977,221
Singapore — 1.8%
CapitaLand Ascendas REIT	19,300	41,743
CapitaLand Integrated Commercial Trust	30,312	53,812
CapitaLand Investment, Ltd.	12,200	25,441
DBS Group Holdings, Ltd.	55,130	2,186,053
Genting Singapore, Ltd.	31,300	17,834
Grab Holdings, Ltd., Class A†	11,848	71,325
Keppel, Ltd.	7,500	51,862
Oversea-Chinese Banking Corp., Ltd.	17,000	216,660
Sea, Ltd. ADR†	8,801	1,573,003
Sembcorp Industries, Ltd.	4,600	21,468
Singapore Airlines, Ltd.	7,500	37,908
Singapore Exchange, Ltd.	4,300	55,102
Singapore Technologies Engineering, Ltd.	7,900	52,730
Singapore Telecommunications, Ltd.	188,700	604,156
United Overseas Bank, Ltd.	6,300	168,886
Wilmar International, Ltd.	7,700	17,012
Yangzijiang Shipbuilding Holdings, Ltd.	13,400	35,008
		5,230,003
South Korea — 0.7%
Kia Corp.	8,640	620,112
KT Corp.	13,531	487,021
Samsung Electronics Co., Ltd.	11,010	658,379
SK Square Co., Ltd.†	2,483	356,598
		2,122,110

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 3.8%
Acciona SA	129	$ 25,883
ACS Actividades de Construccion y Servicios SA	853	68,100
Aena SME SA*	3,679	100,511
Amadeus IT Group SA	9,718	770,136
Banco Bilbao Vizcaya Argentaria SA	165,453	3,174,048
Banco de Sabadell SA	25,037	97,002
Banco Santander SA	174,372	1,816,699
Bankinter SA	58,644	922,948
CaixaBank SA	19,376	203,507
Cellnex Telecom SA*	2,484	86,003
EDP Renovaveis SA	1,630	21,433
Endesa SA	1,483	47,376
Grifols SA	1,541	22,299
Iberdrola SA	97,393	1,841,515
Industria de Diseno Textil SA	24,096	1,328,778
International Consolidated Airlines Group SA	5,502	28,629
Puig Brands SA, Class B	13,719	220,341
Repsol SA	5,779	102,214
Telefonica SA	18,404	95,029
		10,972,451
SupraNational — 0.0%
Unibail-Rodamco-Westfield	589	61,849
Sweden — 1.9%
AddTech AB, Class B	1,298	42,079
Alfa Laval AB	1,387	63,115
Assa Abloy AB, Class B	5,037	174,741
Atlas Copco AB, Class A	13,104	221,175
Atlas Copco AB, Class B	7,778	116,450
Beijer Ref AB	1,839	28,646
Boliden AB†	1,419	57,683
Epiroc AB, Class A	3,331	70,198
Epiroc AB, Class B	1,784	33,617
EQT AB	1,859	64,294
Essity AB, Class B	3,034	79,215
Evolution AB*	687	56,438
Fastighets AB Balder, Class B†	3,675	26,287
H & M Hennes & Mauritz AB, Class B	2,819	52,476
Hexagon AB, Class B	10,105	120,108
Holmen AB, Class B	390	14,806
Industrivarden AB, Class A	487	19,305
Industrivarden AB, Class C	676	26,776
Indutrade AB	1,368	31,358
Investment AB Latour, Class B	761	18,018
Investor AB, Class B	8,485	265,021
L E Lundbergforetagen AB, Class B	380	19,714
Lifco AB, Class B	1,092	36,862
Nibe Industrier AB, Class B	7,754	30,507
Saab AB, Class B	1,599	97,577
Sagax AB, Class B	1,120	23,353
Sandvik AB	30,616	851,384
Securitas AB, Class B	2,363	35,541
Skandinaviska Enskilda Banken AB, Class A	41,969	819,818
Skanska AB, Class B	1,639	42,462
SKF AB, Class B	1,703	42,184
Svenska Cellulosa AB SCA, Class B	3,140	41,475
Svenska Handelsbanken AB, Class A	60,449	785,919
Swedbank AB, Class A	4,076	122,612
Swedish Orphan Biovitrum AB†	978	29,794
Tele2 AB, Class B	2,734	46,625
Telefonaktiebolaget LM Ericsson, Class B	74,519	616,137
Telia Co. AB	11,820	45,061
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Trelleborg AB, Class B	954	$ 35,518
Volvo AB, Class B	7,796	223,171
		5,527,520
Switzerland — 7.8%
ABB, Ltd.	23,757	1,710,635
Alcon AG	18,708	1,392,671
Amrize, Ltd.†	2,522	121,625
Avolta AG	444	24,017
Baloise Holding AG	208	51,317
Banque Cantonale Vaudoise	134	15,806
Barry Callebaut AG	18	24,647
Belimo Holding AG	49	51,182
BKW AG	105	22,410
Chocoladefabriken Lindt & Spruengli AG	1	150,242
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	53	809,597
Cie Financiere Richemont SA, Class A	10,994	2,093,701
Coca-Cola HBC AG	1,110	52,309
DSM-Firmenich AG	877	74,670
EMS-Chemie Holding AG	35	24,732
Galderma Group AG	611	106,151
Geberit AG	167	125,284
Givaudan SA	46	186,762
Helvetia Holding AG	184	45,003
Holcim AG	7,768	657,116
Julius Baer Group, Ltd.	5,391	372,199
Kuehne & Nagel International AG	243	45,224
Logitech International SA	759	82,741
Lonza Group AG	1,853	1,227,186
Nestle SA	31,967	2,934,274
Novartis AG	17,719	2,228,536
Partners Group Holding AG	110	142,811
Roche Holding AG	13,753	4,490,176
Roche Holding AG (BR)	159	54,368
Sandoz Group AG	2,096	124,199
Schindler Holding AG	119	42,828
Schindler Holding AG (Participation Certificate)	203	76,809
SGS SA	775	80,299
SIG Group AG	1,546	15,935
Sika AG	746	165,965
Sonova Holding AG	1,018	276,991
Straumann Holding AG	564	60,152
Swatch Group AG	146	27,410
Swiss Life Holding AG	139	149,398
Swiss Prime Site AG	402	56,206
Swiss Re AG	1,465	270,622
Swisscom AG	129	93,584
UBS Group AG	34,262	1,399,231
VAT Group AG*	136	53,713
Zurich Insurance Group AG	722	513,894
		22,724,628
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	65,000	2,783,155
United Kingdom — 17.0%
3i Group PLC	4,768	262,206
Admiral Group PLC	11,336	511,039
Anglo American PLC	5,492	205,705
Antofagasta PLC	52,921	1,957,981
ARM Holdings PLC ADR†	2,047	289,630
Ashtead Group PLC	4,783	319,381
Associated British Foods PLC	1,615	44,548

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	20,743	$ 3,119,470
AstraZeneca PLC ADR	21,589	1,656,308
Auto Trader Group PLC*	4,428	46,939
Aviva PLC	73,913	681,723
BAE Systems PLC	66,583	1,843,782
Barclays PLC	185,122	945,092
Barratt Redrow PLC	7,051	36,974
BP PLC	78,222	447,892
Bridgepoint Group PLC*	71,922	295,020
British American Tobacco PLC	10,213	542,139
BT Group PLC	294,256	756,466
Bunzl PLC	34,587	1,091,266
Centrica PLC	22,837	51,169
Coca-Cola Europacific Partners PLC	1,148	103,791
Compass Group PLC	41,440	1,409,478
Diageo PLC	54,482	1,300,959
Dowlais Group PLC	98,023	105,333
Fresnillo PLC	1,102	34,977
GSK PLC	53,332	1,129,329
Haleon PLC	297,270	1,328,929
Halma PLC	1,840	85,374
Hikma Pharmaceuticals PLC	787	17,972
HSBC Holdings PLC	85,447	1,200,889
Imperial Brands PLC	3,813	161,945
Informa PLC	6,256	77,204
InterContinental Hotels Group PLC	708	85,449
Intertek Group PLC	750	47,630
J Sainsbury PLC	8,518	38,263
JD Sports Fashion PLC	13,312	17,062
Kingfisher PLC	334,563	1,389,007
Klarna Group PLC†	910	33,352
Land Securities Group PLC	3,086	24,155
Legal & General Group PLC	27,828	89,074
Lloyds Banking Group PLC	2,350,738	2,649,975
London Stock Exchange Group PLC	8,629	988,294
M&G PLC	11,444	38,939
Marks & Spencer Group PLC	10,263	50,311
Melrose Industries PLC	86,522	708,420
Mondi PLC	2,211	30,449
National Grid PLC	148,301	2,129,128
NatWest Group PLC	39,683	278,376
Next PLC	4,715	784,724
Pearson PLC	2,872	40,808
Persimmon PLC	16,341	254,713
Phoenix Group Holdings PLC	3,372	29,183
Prudential PLC	12,756	178,589
Reckitt Benckiser Group PLC	16,542	1,272,102
RELX PLC	36,013	1,722,793
Rentokil Initial PLC	12,606	63,712
Rio Tinto PLC	5,528	363,366
Rolls-Royce Holdings PLC	87,842	1,405,850
Sage Group PLC	47,296	699,692
Schroders PLC	3,746	18,943
Segro PLC	31,966	281,763
Severn Trent PLC	1,354	47,127
Shell PLC	28,958	1,030,695
Shell PLC (XAMS)	64,421	2,304,175
Shell PLC ADR	16,839	1,204,494
Smith & Nephew PLC	4,195	75,460
Smiths Group PLC	1,594	50,421
Spirax Group PLC	376	34,462
SSE PLC	5,343	125,141
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Standard Chartered PLC	53,233	$ 1,027,718
Tesco PLC	129,810	777,760
Unilever PLC	71,541	4,233,480
United Utilities Group PLC	3,437	52,996
Vodafone Group PLC	95,585	110,761
Whitbread PLC	15,341	664,354
Wise PLC, Class A†	3,113	43,332
		49,557,408
United States — 1.1%
Autoliv, Inc. SDR	5,145	632,851
Booking Holdings, Inc.	156	842,286
Broadcom, Inc.	2,142	706,667
Liberty Media Corp.-Liberty Formula One, Class C†	7,460	779,197
MercadoLibre, Inc.†	121	282,770
		3,243,771
Total Common Stocks (cost $209,846,838)		287,656,094
RIGHTS — 0.0%
Belgium — 0.0%
Sofina SA† Expires 10/02/2025	60	134
Denmark — 0.0%
Orsted AS† Expires 10/02/2025	13,305	13,246
Total Rights (cost $22,994)		13,380
Total Long-Term Investment Securities (cost $209,869,832)		287,669,474
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(2)	754,144	754,144

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 4.16%(2)	480	$ 480
Total Short-Term Investments (cost $754,624)		754,624
TOTAL INVESTMENTS (cost $210,624,456)(3)	98.9%	288,424,098
Other assets less liabilities	1.1	3,264,192
NET ASSETS	100.0%	$291,688,290
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $3,742,279 representing 1.3% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Definity Financial Corp.	05/28/2025	699	$33,674	$34,130	$48.83	0.0%
(2)	The rate shown is the 7-day yield as of September 30, 2025.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
BNP Paribas SA	Redeia Corp. SA	1,861	2.19%	Monthly	05/19/2027	$36,542	$(546)	$(546)
							$(546)	$(546)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	Euro STOXX 50 Index	December 2025	$388,826	$390,325	$1,499
1	Long	FTSE 100 Index	December 2025	125,723	126,522	799
1	Long	SGX Nikkei 225 Index	December 2025	146,296	151,824	5,528
						$7,826

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
1	Long	SPI 200 Index	December 2025	$146,965	$146,781	$ (184)
		Net Unrealized Appreciation (Depreciation)				$7,642
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	16.2%
Pharmaceuticals	7.8
Insurance	5.7
Semiconductors	5.5
Aerospace/Defense	3.6
Retail	3.2
Oil & Gas	3.2
Healthcare-Products	2.9
Telecommunications	2.9
Cosmetics/Personal Care	2.9
Food	2.8
Electrical Components & Equipment	2.8
Software	2.3
Internet	2.2
Auto Manufacturers	2.2
Machinery-Construction & Mining	2.2
Electric	2.1
Commercial Services	2.1
Mining	2.1
Miscellaneous Manufacturing	1.7
Distribution/Wholesale	1.7
Home Furnishings	1.7
Chemicals	1.6
Building Materials	1.5
Diversified Financial Services	1.3
Apparel	1.3
Machinery-Diversified	1.3
Beverages	1.2
Computers	1.1
Auto Parts & Equipment	0.9
Real Estate	0.7
Engineering & Construction	0.6
Electronics	0.6
Toys/Games/Hobbies	0.6
Private Equity	0.6
Food Service	0.5
Leisure Time	0.5
REITS	0.4
Healthcare-Services	0.4
Household Products/Wares	0.4
Biotechnology	0.4
Transportation	0.4
Agriculture	0.4
Media	0.3
Energy-Alternate Sources	0.3
Short-Term Investments	0.3
Airlines	0.3
Entertainment	0.3
Investment Companies	0.2
Lodging	0.2
Hand/Machine Tools	0.2
Home Builders	0.1

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Industry Allocation*(continued)
Packaging & Containers	0.1%
Office/Business Equipment	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$4,202,250	$34,130	$—	$4,236,380
Other Countries	283,419,714	—	—	283,419,714
Rights	13,380	—	—	13,380
Short-Term Investments	754,624	—	—	754,624
Total Investments at Value	$288,389,968	$34,130	$—	$288,424,098
Other Financial Instruments:†
Futures Contracts	$7,826	$—	$—	$7,826
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$546	$—	$546
Futures Contracts	184	—	—	184
Total Other Financial Instruments	$184	$546	$—	$730
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.5%
Trade Desk, Inc., Class A†	35,412	$ 1,735,542
Aerospace/Defense — 1.0%
General Electric Co.	7,278	2,189,368
Howmet Aerospace, Inc.	1,486	291,598
RTX Corp.	2,791	467,018
TransDigm Group, Inc.	205	270,194
		3,218,178
Agriculture — 0.2%
Altria Group, Inc.	2,820	186,289
Philip Morris International, Inc.	3,098	502,496
		688,785
Airlines — 0.1%
Delta Air Lines, Inc.	2,391	135,689
United Airlines Holdings, Inc.†	1,187	114,546
		250,235
Apparel — 1.0%
Deckers Outdoor Corp.†	551	55,855
LVMH Moet Hennessy Louis Vuitton SE	4,349	2,657,645
On Holding AG, Class A†	12,169	515,357
Ralph Lauren Corp.	141	44,212
Tapestry, Inc.	759	85,934
		3,359,003
Auto Manufacturers — 4.9%
Cummins, Inc.	506	213,719
PACCAR, Inc.	1,068	105,006
Tesla, Inc.†	35,924	15,976,121
		16,294,846
Banks — 1.3%
Bank of America Corp.	17,424	898,904
Bank of New York Mellon Corp.	1,404	152,980
JPMorgan Chase & Co.	9,313	2,937,600
Morgan Stanley	2,012	319,827
		4,309,311
Beverages — 0.0%
Monster Beverage Corp.†	1,177	79,224
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	1,924	877,344
Amgen, Inc.	846	238,741
Argenx SE ADR†	818	603,324
Incyte Corp.†	368	31,210
Roivant Sciences, Ltd.†	108,416	1,640,334
Royalty Pharma PLC, Class A	135,049	4,764,529
Vertex Pharmaceuticals, Inc.†	945	370,100
		8,525,582
Building Materials — 0.4%
Builders FirstSource, Inc.†	201	24,371
Carrier Global Corp.	1,438	85,849
Lennox International, Inc.	117	61,935
Martin Marietta Materials, Inc.	1,334	840,793
Masco Corp.	332	23,369
Trane Technologies PLC	811	342,210
Vulcan Materials Co.	301	92,594
		1,471,121
Security Description	Shares or Principal Amount	Value

Chemicals — 0.4%
Ecolab, Inc.	460	$ 125,976
Sherwin-Williams Co.	3,471	1,201,868
		1,327,844
Commercial Services — 2.0%
Adyen NV*†	2,587	4,145,872
Automatic Data Processing, Inc.	851	249,769
Block, Inc.†	734	53,046
Cintas Corp.	1,261	258,833
Corpay, Inc.†	254	73,167
Klarna Group PLC†	4,592	168,297
Moody's Corp.	294	140,085
PayPal Holdings, Inc.†	2,359	158,195
Quanta Services, Inc.	545	225,859
Rollins, Inc.	622	36,536
S&P Global, Inc.	1,465	713,030
United Rentals, Inc.	237	226,254
Verisk Analytics, Inc.	227	57,093
		6,506,036
Computers — 7.5%
Apple, Inc.	67,319	17,141,437
Crowdstrike Holdings, Inc., Class A†	11,082	5,434,391
Dell Technologies, Inc., Class C	532	75,422
Fortinet, Inc.†	2,356	198,093
Gartner, Inc.†	284	74,655
International Business Machines Corp.	3,420	964,987
Leidos Holdings, Inc.	241	45,539
NetApp, Inc.	337	39,921
Super Micro Computer, Inc.†	1,846	88,497
Zscaler, Inc.†	2,109	631,983
		24,694,925
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	1,324	105,841
Distribution/Wholesale — 0.9%
Copart, Inc.†	3,281	147,547
Core & Main, Inc., Class A†	46,944	2,526,995
Fastenal Co.	2,430	119,167
WW Grainger, Inc.	161	153,427
		2,947,136
Diversified Financial Services — 4.0%
American Express Co.	1,991	661,331
Ameriprise Financial, Inc.	346	169,972
Apollo Global Management, Inc.	1,682	224,160
Capital One Financial Corp.	5,616	1,193,849
Coinbase Global, Inc., Class A†	3,785	1,277,400
Federal National Mtg. Assoc.†	215,552	2,597,402
Interactive Brokers Group, Inc., Class A	1,637	112,642
Intercontinental Exchange, Inc.	1,103	185,833
Mastercard, Inc., Class A	8,082	4,597,122
Nasdaq, Inc.	648	57,316
Raymond James Financial, Inc.	396	68,350
Synchrony Financial	1,371	97,410
Visa, Inc., Class A	6,238	2,129,528
		13,372,315
Electric — 0.4%
Constellation Energy Corp.	1,151	378,759
NextEra Energy, Inc.	5,081	383,565
NRG Energy, Inc.	706	114,337
PPL Corp.	1,374	51,058

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Public Service Enterprise Group, Inc.	852	$ 71,108
Vistra Corp.	1,174	230,010
		1,228,837
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	3,541	665,708
Eaton Corp. PLC	4,531	1,695,727
Emerson Electric Co.	1,417	185,882
Generac Holdings, Inc.†	141	23,603
		2,570,920
Electronics — 0.3%
Allegion PLC	176	31,214
Amphenol Corp., Class A	4,500	556,875
Garmin, Ltd.	587	144,531
Hubbell, Inc.	197	84,771
Mettler-Toledo International, Inc.†	30	36,828
Trimble, Inc.†	374	30,537
		884,756
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	216	47,634
Engineering & Construction — 0.0%
EMCOR Group, Inc.	165	107,174
Entertainment — 0.3%
Live Nation Entertainment, Inc.†	578	94,445
TKO Group Holdings, Inc.	3,562	719,382
		813,827
Environmental Control — 0.3%
Pentair PLC	379	41,978
Republic Services, Inc.	744	170,733
Veralto Corp.	421	44,883
Waste Connections, Inc.	2,484	436,687
Waste Management, Inc.	724	159,881
		854,162
Healthcare-Products — 1.5%
Boston Scientific Corp.†	13,019	1,271,045
Danaher Corp.	7,503	1,487,545
Insulet Corp.†	258	79,652
Intuitive Surgical, Inc.†	3,434	1,535,788
ResMed, Inc.	535	146,445
Stryker Corp.	667	246,570
Waters Corp.†	105	31,480
		4,798,525
Healthcare-Services — 0.1%
DaVita, Inc.†	118	15,679
HCA Healthcare, Inc.	356	151,727
		167,406
Home Builders — 0.1%
D.R. Horton, Inc.	1,994	337,923
NVR, Inc.†	6	48,208
PulteGroup, Inc.	716	94,605
		480,736
Insurance — 0.9%
Aon PLC, Class A	401	142,989
Arch Capital Group, Ltd.	1,395	126,568
Arthur J. Gallagher & Co.	425	131,640
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Berkshire Hathaway, Inc., Class B†	3,300	$ 1,659,042
Brown & Brown, Inc.	1,034	96,979
Cincinnati Financial Corp.	295	46,640
Erie Indemnity Co., Class A	96	30,543
Hartford Insurance Group, Inc.	578	77,099
Marsh & McLennan Cos., Inc.	791	159,410
Progressive Corp.	2,161	533,659
W.R. Berkley Corp.	586	44,899
Willis Towers Watson PLC	172	59,417
		3,108,885
Internet — 21.4%
Airbnb, Inc., Class A†	30,441	3,696,146
Alphabet, Inc., Class A	28,731	6,984,506
Alphabet, Inc., Class C	27,498	6,697,138
Amazon.com, Inc.†	46,851	10,287,074
AppLovin Corp., Class A†	3,954	2,841,107
Booking Holdings, Inc.	119	642,513
DoorDash, Inc., Class A†	29,949	8,145,828
eBay, Inc.	1,108	100,773
Expedia Group, Inc.	436	93,195
F5, Inc.†	101	32,642
Gen Digital, Inc.	1,202	34,125
GoDaddy, Inc., Class A†	510	69,783
MercadoLibre, Inc.†	2,335	5,456,755
Meta Platforms, Inc., Class A	14,986	11,005,419
Netflix, Inc.†	3,892	4,666,197
Palo Alto Networks, Inc.†	2,459	500,702
Robinhood Markets, Inc., Class A†	1,911	273,617
Shopify, Inc., Class A†	50,118	7,448,036
Spotify Technology SA†	1,557	1,086,786
Uber Technologies, Inc.†	7,651	749,568
		70,811,910
Leisure Time — 0.1%
Carnival Corp.†	3,891	112,489
Norwegian Cruise Line Holdings, Ltd.†	1,680	41,378
Royal Caribbean Cruises, Ltd.	925	299,312
		453,179
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	867	224,935
Las Vegas Sands Corp.	1,138	61,213
Marriott International, Inc., Class A	830	216,165
Wynn Resorts, Ltd.	316	40,533
		542,846
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	1,719	820,221
GE Vernova, Inc.	3,339	2,053,151
		2,873,372
Machinery-Diversified — 0.5%
Deere & Co.	403	184,276
Dover Corp.	235	39,205
Ingersoll Rand, Inc.	1,333	110,132
Rockwell Automation, Inc.	3,307	1,155,896
Westinghouse Air Brake Technologies Corp.	634	127,098
		1,616,607
Media — 0.0%
FactSet Research Systems, Inc.	65	18,622
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	289	207,398

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Illinois Tool Works, Inc.	405	$ 105,608
Parker-Hannifin Corp.	466	353,298
		666,304
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	88	26,150
Oil & Gas — 0.0%
Texas Pacific Land Corp.	72	67,222
Packaging & Containers — 0.0%
Packaging Corp. of America	170	37,048
Pharmaceuticals — 2.5%
AbbVie, Inc.	11,582	2,681,695
AstraZeneca PLC ADR	6,902	529,522
Dexcom, Inc.†	642	43,200
Eli Lilly & Co.	6,608	5,041,904
		8,296,321
Pipelines — 0.5%
Cheniere Energy, Inc.	5,296	1,244,454
ONEOK, Inc.	1,281	93,475
Targa Resources Corp.	793	132,859
Williams Cos., Inc.	2,312	146,465
		1,617,253
Private Equity — 0.0%
KKR & Co., Inc.	1,112	144,504
Real Estate — 0.1%
CBRE Group, Inc., Class A†	1,080	170,165
REITS — 0.8%
American Tower Corp.	8,010	1,540,483
AvalonBay Communities, Inc.	221	42,691
Camden Property Trust	208	22,210
Equinix, Inc.	170	133,151
Essex Property Trust, Inc.	118	31,584
Extra Space Storage, Inc.	339	47,779
Host Hotels & Resorts, Inc.	1,485	25,275
Iron Mountain, Inc.	1,086	110,707
Mid-America Apartment Communities, Inc.	184	25,710
Public Storage	578	166,955
Simon Property Group, Inc.	1,203	225,767
UDR, Inc.	517	19,263
Welltower, Inc.	1,331	237,104
		2,628,679
Retail — 3.1%
AutoZone, Inc.†	61	261,705
Chipotle Mexican Grill, Inc.†	4,942	193,677
Costco Wholesale Corp.	4,239	3,923,746
Darden Restaurants, Inc.	193	36,739
Domino's Pizza, Inc.	47	20,290
Floor & Decor Holdings, Inc., Class A†	24,986	1,841,468
Home Depot, Inc.	3,781	1,532,023
Lululemon Athletica, Inc.†	197	35,052
O'Reilly Automotive, Inc.†	3,127	337,122
Ross Stores, Inc.	3,310	504,411
TJX Cos., Inc.	2,426	350,654
Tractor Supply Co.	1,049	59,657
Walmart, Inc.	10,801	1,113,151
Security Description	Shares or Principal Amount	Value

Retail (continued)
Williams-Sonoma, Inc.	453	$ 88,539
Yum! Brands, Inc.	413	62,776
		10,361,010
Semiconductors — 15.3%
Applied Materials, Inc.	1,242	254,287
ASML Holding NV	2,792	2,702,907
Broadcom, Inc.	32,787	10,816,759
KLA Corp.	1,839	1,983,546
Marvell Technology, Inc.	14,071	1,182,949
Micron Technology, Inc.	4,044	676,642
Monolithic Power Systems, Inc.	174	160,191
NVIDIA Corp.	175,032	32,657,471
NXP Semiconductors NV	374	85,171
		50,519,923
Software — 21.1%
Adobe, Inc.†	653	230,346
Autodesk, Inc.†	787	250,006
Broadridge Financial Solutions, Inc.	197	46,919
Cadence Design Systems, Inc.†	552	193,896
Cloudflare, Inc., Class A†	68,658	14,733,320
Datadog, Inc., Class A†	8,610	1,226,064
Dayforce, Inc.†	607	41,816
Dynatrace, Inc.†	11,876	575,392
Electronic Arts, Inc.	322	64,947
Fair Isaac Corp.†	89	133,191
Fiserv, Inc.†	2,003	258,247
HubSpot, Inc.†	1,208	565,102
Intuit, Inc.	1,023	698,617
Jack Henry & Associates, Inc.	112	16,680
Microsoft Corp.	40,855	21,160,847
MSCI, Inc.	283	160,577
Oracle Corp.	10,486	2,949,083
Palantir Technologies, Inc., Class A†	8,352	1,523,572
Paychex, Inc.	551	69,845
Paycom Software, Inc.	180	37,465
PTC, Inc.†	216	43,852
ROBLOX Corp., Class A†	58,234	8,066,574
Salesforce, Inc.	7,894	1,870,878
Samsara, Inc., Class A†	75,190	2,800,828
ServiceNow, Inc.†	763	702,174
Snowflake, Inc.†	28,046	6,325,775
Strategy, Inc., Class A†	14,837	4,780,630
Synopsys, Inc.†	350	172,687
Tyler Technologies, Inc.†	156	81,613
Workday, Inc., Class A†	368	88,589
		69,869,532
Telecommunications — 0.3%
Arista Networks, Inc.†	3,775	550,055
Motorola Solutions, Inc.	614	280,776
T-Mobile US, Inc.	943	225,736
		1,056,567
Transportation — 0.7%
CSX Corp.	3,203	113,739
Old Dominion Freight Line, Inc.	3,472	488,788
Union Pacific Corp.	7,131	1,685,554
		2,288,081
Total Common Stocks (cost $203,040,488)		328,014,081

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $45,520)	561	$ 58,630
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. CNY (Expiration Date: 02/25/2026; Strike Price: USD 7.82; Counterparty: JPMorgan Chase Bank, N.A.)	24,243,084	1,818
Over the Counter call option on the USD vs. CNY (Expiration Date: 04/01/2026; Strike Price: USD 7.90; Counterparty: Standard Chartered Bank)	14,837,364	1,603
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/13/2026; Strike Price: USD 7.71; Counterparty: Goldman Sachs International)	23,427,474	4,873
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/11/2026; Strike Price: USD 7.58; Counterparty: Standard Chartered Bank)	31,640,559	33,792
Over the Counter call option on the USD vs. CNY (Expiration Date: 10/16/2025; Strike Price: USD 7.76; Counterparty: Standard Chartered Bank)	24,302,865	24
Over the Counter call option on the USD vs. CNY (Expiration Date: 12/02/2025; Strike Price: USD 8.02; Counterparty: Goldman Sachs International)	26,728,004	27
Total Purchased Options (cost $605,706)		42,137
Total Long-Term Investment Securities (cost $203,691,714)		328,114,848
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.84%(1)	979,119	979,119
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(1)	279,498	$ 279,498
Total Short-Term Investments (cost $1,258,617)		1,258,617
TOTAL INVESTMENTS (cost $204,950,331)(2)	99.6%	329,373,465
Other assets less liabilities	0.4	1,311,250
NET ASSETS	100.0%	$330,684,715
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At September 30, 2025, the aggregate value of these securities was $4,145,872 representing 1.3% of net assets.
(1)	The rate shown is the 7-day yield as of September 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
CNY—Chinese Yuan

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	E-Mini Russell 1000 Index	December 2025	$710,274	$714,045	$3,771
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$328,014,081	$—	$—	$328,014,081
Unaffiliated Investment Companies	58,630	—	—	58,630
Purchased Options	—	42,137	—	42,137
Short-Term Investments	1,258,617	—	—	1,258,617
Total Investments at Value	$329,331,328	$42,137	$—	$329,373,465
Other Financial Instruments:†
Futures Contracts	$3,771	$—	$—	$3,771
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.0%
Interpublic Group of Cos., Inc.	1,679	$ 46,861
Omnicom Group, Inc.	841	68,567
		115,428
Aerospace/Defense — 2.2%
Boeing Co.†	3,373	727,995
General Dynamics Corp.	1,129	384,989
General Electric Co.	2,782	836,881
L3Harris Technologies, Inc.	8,501	2,596,290
Lockheed Martin Corp.	910	454,281
Northrop Grumman Corp.	598	364,373
RTX Corp.	11,023	1,844,479
		7,209,288
Agriculture — 0.8%
Altria Group, Inc.	4,030	266,222
Archer-Daniels-Midland Co.	32,117	1,918,670
Bunge Global SA	602	48,912
Philip Morris International, Inc.	3,192	517,742
		2,751,546
Airlines — 0.2%
Southwest Airlines Co.	18,546	591,803
Apparel — 0.1%
NIKE, Inc., Class B	5,275	367,826
Auto Manufacturers — 1.3%
Cummins, Inc.	2,295	969,339
Ford Motor Co.	17,554	209,946
General Motors Co.	4,233	258,086
PACCAR, Inc.	29,217	2,872,615
		4,309,986
Auto Parts & Equipment — 0.7%
Aptiv PLC†	8,143	702,090
Gentex Corp.	56,458	1,597,761
		2,299,851
Banks — 9.0%
Bank of America Corp.	30,329	1,564,673
Bank of New York Mellon Corp.	12,960	1,412,122
Citigroup, Inc.	8,189	831,183
Citizens Financial Group, Inc.	1,910	101,536
Fifth Third Bancorp	2,948	131,333
Goldman Sachs Group, Inc.	1,347	1,072,683
Huntington Bancshares, Inc.	6,554	113,188
JPMorgan Chase & Co.	27,520	8,680,634
KeyCorp	4,163	77,806
M&T Bank Corp.	8,849	1,748,739
Morgan Stanley	14,483	2,302,218
Northern Trust Corp.	8,601	1,157,695
PNC Financial Services Group, Inc.	10,630	2,135,886
Regions Financial Corp.	68,381	1,803,207
State Street Corp.	1,271	147,449
Truist Financial Corp.	51,595	2,358,923
US Bancorp	52,628	2,543,511
Wells Fargo & Co.	14,257	1,195,022
		29,377,808
Beverages — 2.4%
Brown-Forman Corp., Class B	822	22,260
Coca-Cola Co.	17,239	1,143,291
Constellation Brands, Inc., Class A	638	85,919
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Heineken Holding NV	15,372	$ 1,053,072
Keurig Dr Pepper, Inc.	49,592	1,265,092
Molson Coors Beverage Co., Class B	776	35,114
Monster Beverage Corp.†	1,768	119,004
PepsiCo, Inc.	22,300	3,131,812
Pernod Ricard SA	10,841	1,063,287
		7,918,851
Biotechnology — 1.1%
Amgen, Inc.	1,366	385,485
Biogen, Inc.†	660	92,453
Corteva, Inc.	3,050	206,272
Gilead Sciences, Inc.	24,302	2,697,522
Incyte Corp.†	290	24,595
Moderna, Inc.†	1,527	39,442
Regeneron Pharmaceuticals, Inc.	455	255,833
		3,701,602
Building Materials — 1.3%
Builders FirstSource, Inc.†	224	27,160
Carrier Global Corp.	1,840	109,848
CRH PLC	6,942	832,346
Johnson Controls International PLC	19,309	2,123,025
Martin Marietta Materials, Inc.	127	80,046
Masco Corp.	564	39,700
Mohawk Industries, Inc.†	7,556	974,119
Vulcan Materials Co.	226	69,522
		4,255,766
Chemicals — 1.4%
Air Products & Chemicals, Inc.	995	271,356
Akzo Nobel NV	7,693	547,337
Albemarle Corp.	530	42,972
Axalta Coating Systems, Ltd.†	39,331	1,125,653
CF Industries Holdings, Inc.	699	62,700
Dow, Inc.	3,134	71,863
DuPont de Nemours, Inc.	1,840	143,336
Eastman Chemical Co.	519	32,723
Ecolab, Inc.	579	158,565
International Flavors & Fragrances, Inc.	1,153	70,956
Linde PLC	2,086	990,850
LyondellBasell Industries NV, Class A	1,168	57,279
Mosaic Co.	1,432	49,662
PPG Industries, Inc.	8,324	874,936
Sherwin-Williams Co.	439	152,008
		4,652,196
Commercial Services — 0.8%
Automatic Data Processing, Inc.	777	228,049
Block, Inc.†	1,548	111,874
Equifax, Inc.	557	142,887
Global Payments, Inc.	1,074	89,228
H&R Block, Inc.	25,529	1,291,002
Moody's Corp.	328	156,285
PayPal Holdings, Inc.†	1,416	94,957
Rollins, Inc.	531	31,191
S&P Global, Inc.	736	358,219
Verisk Analytics, Inc.	341	85,765
		2,589,457
Computers — 4.9%
Accenture PLC, Class A	10,969	2,704,955
Amdocs, Ltd.	31,994	2,625,108
Apple, Inc.	35,667	9,081,888

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Cognizant Technology Solutions Corp., Class A	11,477	$ 769,762
Dell Technologies, Inc., Class C	697	98,814
EPAM Systems, Inc.†	255	38,451
Hewlett Packard Enterprise Co.	5,780	141,957
HP, Inc.	4,213	114,720
Leidos Holdings, Inc.	265	50,074
NetApp, Inc.	486	57,572
Seagate Technology Holdings PLC	943	222,605
Western Digital Corp.	1,536	184,412
		16,090,318
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	2,003	160,120
Estee Lauder Cos., Inc., Class A	13,921	1,226,719
Kenvue, Inc.	97,937	1,589,517
Procter & Gamble Co.	10,425	1,601,801
Unilever PLC ADR	47,162	2,795,763
		7,373,920
Distribution/Wholesale — 0.1%
Fastenal Co.	2,161	105,976
LKQ Corp.	1,171	35,762
Pool Corp.	147	45,580
		187,318
Diversified Financial Services — 4.2%
Ares Management Corp., Class A	6,269	1,002,350
Blackrock, Inc.	2,560	2,984,627
Capital One Financial Corp.	2,851	606,066
Cboe Global Markets, Inc.	472	115,758
Charles Schwab Corp.	31,482	3,005,586
CME Group, Inc.	1,598	431,764
Coinbase Global, Inc., Class A†	515	173,807
Franklin Resources, Inc.	1,397	32,313
Intercontinental Exchange, Inc.	1,225	206,388
Invesco, Ltd.	2,020	46,339
LPL Financial Holdings, Inc.	4,943	1,644,487
Nasdaq, Inc.	17,415	1,540,357
Raymond James Financial, Inc.	9,715	1,676,809
T. Rowe Price Group, Inc.	972	99,766
		13,566,417
Electric — 4.0%
AES Corp.	3,206	42,191
Alliant Energy Corp.	1,156	77,926
Ameren Corp.	1,216	126,926
American Electric Power Co., Inc.	18,172	2,044,350
CenterPoint Energy, Inc.	2,938	113,994
CMS Energy Corp.	1,347	98,681
Consolidated Edison, Inc.	1,585	159,324
Dominion Energy, Inc.	3,791	231,895
DTE Energy Co.	910	128,701
Duke Energy Corp.	19,397	2,400,379
Edison International	1,738	96,077
Entergy Corp.	1,973	183,864
Evergy, Inc.	1,037	78,833
Eversource Energy	13,760	978,886
Exelon Corp.	4,531	203,940
FirstEnergy Corp.	2,314	106,028
NextEra Energy, Inc.	3,012	227,376
PG&E Corp.	9,852	148,568
Pinnacle West Capital Corp.	513	45,996
PPL Corp.	1,597	59,345
Security Description	Shares or Principal Amount	Value

Electric (continued)
Public Service Enterprise Group, Inc.	1,192	$ 99,484
Sempra	26,058	2,344,699
Southern Co.	4,907	465,036
WEC Energy Group, Inc.	1,432	164,093
Xcel Energy, Inc.	28,386	2,289,331
		12,915,923
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	552	103,776
Emerson Electric Co.	15,706	2,060,313
Generac Holdings, Inc.†	102	17,075
		2,181,164
Electronics — 0.6%
Allegion PLC	184	32,632
Fortive Corp.	1,512	74,073
Honeywell International, Inc.	2,819	593,399
Jabil, Inc.	473	102,721
Keysight Technologies, Inc.†	758	132,589
Mettler-Toledo International, Inc.†	55	67,519
TE Connectivity PLC	4,354	955,834
Trimble, Inc.†	578	47,194
		2,005,961
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	227	50,060
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	528	79,126
Environmental Control — 0.1%
Pentair PLC	261	28,908
Veralto Corp.	579	61,727
Waste Management, Inc.	773	170,702
		261,337
Food — 1.7%
Campbell's Co.	887	28,012
Conagra Brands, Inc.	28,929	529,690
General Mills, Inc.	15,546	783,829
Hershey Co.	649	121,396
Hormel Foods Corp.	1,312	32,459
J.M. Smucker Co.	479	52,019
Kellanova	1,210	99,244
Kraft Heinz Co.	3,808	99,160
Kroger Co.	2,713	182,883
Lamb Weston Holdings, Inc.	643	37,345
McCormick & Co., Inc.	1,136	76,010
Mondelez International, Inc., Class A	26,714	1,668,824
Sysco Corp.	2,123	174,808
Tyson Foods, Inc., Class A	1,290	70,047
US Foods Holding Corp.†	21,450	1,643,499
		5,599,225
Forest Products & Paper — 0.0%
International Paper Co.	2,380	110,432
Gas — 0.5%
Atmos Energy Corp.	9,462	1,615,636
NiSource, Inc.	2,119	91,753
		1,707,389

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.0%
Snap-on, Inc.	235	$ 81,435
Stanley Black & Decker, Inc.	695	51,659
		133,094
Healthcare-Products — 2.8%
Abbott Laboratories	7,745	1,037,365
Agilent Technologies, Inc.	1,261	161,849
Align Technology, Inc.†	291	36,439
Baxter International, Inc.	2,302	52,417
Bio-Techne Corp.	713	39,664
Cooper Cos., Inc.†	900	61,704
Danaher Corp.	2,840	563,058
Edwards Lifesciences Corp.†	2,615	203,369
GE HealthCare Technologies, Inc.	2,010	150,951
Hologic, Inc.†	1,012	68,300
IDEXX Laboratories, Inc.†	355	226,806
Medtronic PLC	29,251	2,785,865
Revvity, Inc.	511	44,789
Solventum Corp.†	623	45,479
STERIS PLC	442	109,369
Stryker Corp.	722	266,902
Thermo Fisher Scientific, Inc.	1,684	816,774
Waters Corp.†	145	43,472
West Pharmaceutical Services, Inc.	326	85,520
Zimmer Biomet Holdings, Inc.	22,456	2,211,916
		9,012,008
Healthcare-Services — 3.5%
Centene Corp.†	2,063	73,608
Charles River Laboratories International, Inc.†	209	32,700
Cigna Group	1,191	343,306
Elevance Health, Inc.	7,010	2,265,071
HCA Healthcare, Inc.	300	127,860
Humana, Inc.	530	137,890
IQVIA Holdings, Inc.†	8,867	1,684,198
Labcorp Holdings, Inc.	364	104,490
Molina Healthcare, Inc.†	250	47,840
Quest Diagnostics, Inc.	3,347	637,871
UnitedHealth Group, Inc.	15,516	5,357,675
Universal Health Services, Inc., Class B	3,447	704,705
		11,517,214
Home Builders — 0.4%
D.R. Horton, Inc.	1,226	207,770
Lennar Corp., Class A	1,028	129,569
NVR, Inc.†	4	32,139
PulteGroup, Inc.	5,916	781,681
		1,151,159
Household Products/Wares — 0.5%
Avery Dennison Corp.	342	55,462
Church & Dwight Co., Inc.	1,070	93,764
Clorox Co.	555	68,432
Kimberly-Clark Corp.	6,723	835,938
Reckitt Benckiser Group PLC	7,803	600,061
		1,653,657
Insurance — 4.4%
Aflac, Inc.	2,150	240,155
Allstate Corp.	4,692	1,007,138
American International Group, Inc.	2,674	210,016
Aon PLC, Class A	468	166,879
Arthur J. Gallagher & Co.	629	194,826
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Assurant, Inc.	215	$ 46,569
Berkshire Hathaway, Inc., Class B†	7,745	3,893,721
Chubb, Ltd.	1,642	463,454
Cincinnati Financial Corp.	331	52,331
Everest Group, Ltd.	181	63,392
Globe Life, Inc.	353	50,468
Hartford Insurance Group, Inc.	558	74,432
Loews Corp.	761	76,397
Marsh & McLennan Cos., Inc.	9,597	1,934,083
MetLife, Inc.	22,435	1,847,971
Principal Financial Group, Inc.	900	74,619
Progressive Corp.	1,644	405,986
Prudential Financial, Inc.	1,562	162,042
Reinsurance Group of America, Inc.	5,525	1,061,518
Travelers Cos., Inc.	999	278,941
W.R. Berkley Corp.	609	46,662
Willis Towers Watson PLC	6,255	2,160,790
		14,512,390
Internet — 3.5%
Alphabet, Inc., Class A	11,554	2,808,778
Alphabet, Inc., Class C	6,151	1,498,076
Amazon.com, Inc.†	18,141	3,983,219
CDW Corp.	579	92,223
eBay, Inc.	676	61,482
F5, Inc.†	7,777	2,513,449
Gen Digital, Inc.	1,027	29,157
Match Group, Inc.	1,041	36,768
Robinhood Markets, Inc., Class A†	1,141	163,368
VeriSign, Inc.	365	102,043
		11,288,563
Iron/Steel — 0.3%
Nucor Corp.	1,030	139,493
Reliance, Inc.	2,094	588,058
Steel Dynamics, Inc.	605	84,355
		811,906
Lodging — 0.0%
MGM Resorts International†	918	31,818
Machinery-Diversified — 1.2%
Deere & Co.	628	287,159
Dover Corp.	4,928	822,138
IDEX Corp.	341	55,501
Middleby Corp.†	9,187	1,221,228
Nordson Corp.	229	51,972
Otis Worldwide Corp.	1,748	159,820
Rockwell Automation, Inc.	500	174,765
Toro Co.	11,662	888,644
Xylem, Inc.	1,072	158,120
		3,819,347
Media — 1.0%
Charter Communications, Inc., Class A†	420	115,544
Comcast Corp., Class A	16,450	516,859
FactSet Research Systems, Inc.	95	27,217
Fox Corp., Class A	922	58,141
Fox Corp., Class B	594	34,030
News Corp., Class A	1,705	52,361
News Corp., Class B	503	17,379
Paramount Skydance Corp.	1,395	26,393

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Walt Disney Co.	20,353	$ 2,330,419
Warner Bros. Discovery, Inc.†	11,059	215,982
		3,394,325
Mining — 0.2%
Freeport-McMoRan, Inc.	6,429	252,145
Newmont Corp.	4,906	413,625
		665,770
Miscellaneous Manufacturing — 1.3%
3M Co.	11,633	1,805,209
A.O. Smith Corp.	15,172	1,113,777
Illinois Tool Works, Inc.	697	181,750
Siemens AG	3,213	864,594
Teledyne Technologies, Inc.†	210	123,068
Textron, Inc.	782	66,071
		4,154,469
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	127	37,739
Oil & Gas — 5.1%
Antero Resources Corp.†	51,591	1,731,394
APA Corp.	1,668	40,499
Chevron Corp.	18,545	2,879,853
ConocoPhillips	24,070	2,276,781
Coterra Energy, Inc.	87,642	2,072,733
Devon Energy Corp.	2,837	99,465
Diamondback Energy, Inc.	841	120,347
EOG Resources, Inc.	2,419	271,218
EQT Corp.	2,683	146,036
Expand Energy Corp.	1,064	113,040
Exxon Mobil Corp.	25,623	2,888,993
Marathon Petroleum Corp.	10,563	2,035,913
Occidental Petroleum Corp.	3,176	150,066
Phillips 66	1,805	245,516
Shell PLC	27,788	989,052
TotalEnergies SE ADR	8,519	508,499
Valero Energy Corp.	1,383	235,470
		16,804,875
Oil & Gas Services — 0.4%
Baker Hughes Co.	17,266	841,199
Halliburton Co.	3,758	92,447
Schlumberger NV	6,597	226,739
		1,160,385
Packaging & Containers — 0.4%
Amcor PLC	10,062	82,307
Ball Corp.	1,198	60,403
Graphic Packaging Holding Co.	58,735	1,149,444
Packaging Corp. of America	201	43,804
Smurfit WestRock PLC	2,229	94,889
		1,430,847
Pharmaceuticals — 9.0%
AbbVie, Inc.	4,560	1,055,822
AstraZeneca PLC ADR	20,070	1,539,770
Becton Dickinson & Co.	15,010	2,809,422
Bristol-Myers Squibb Co.	9,076	409,328
Cardinal Health, Inc.	1,066	167,319
Cencora, Inc.	866	270,651
CVS Health Corp.	12,934	975,094
Dexcom, Inc.†	1,000	67,290
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	1,815	$ 1,384,845
Henry Schein, Inc.†	17,629	1,170,037
Johnson & Johnson	47,677	8,840,269
McKesson Corp.	554	427,987
Merck & Co., Inc.	58,897	4,943,225
Pfizer, Inc.	118,953	3,030,923
Roche Holding AG	2,944	961,178
Roche Holding AG ADR	27,844	1,164,158
Viatris, Inc.	5,021	49,708
Zoetis, Inc.	1,984	290,299
		29,557,325
Pipelines — 1.1%
Kinder Morgan, Inc.	8,610	243,749
ONEOK, Inc.	18,995	1,386,065
Targa Resources Corp.	9,661	1,618,604
Williams Cos., Inc.	2,638	167,117
		3,415,535
Private Equity — 0.7%
Blackstone, Inc.	3,266	557,996
KKR & Co., Inc.	13,369	1,737,302
		2,295,298
Real Estate — 0.1%
CoStar Group, Inc.†	1,867	157,519
REITS — 3.0%
Alexandria Real Estate Equities, Inc.	694	57,838
American Tower Corp.	8,603	1,654,529
AvalonBay Communities, Inc.	359	69,348
BXP, Inc.	656	48,767
Camden Property Trust	236	25,200
Crown Castle, Inc.	20,209	1,949,966
Digital Realty Trust, Inc.	1,409	243,588
Equinix, Inc.	232	181,712
Equity Residential	25,204	1,631,455
Essex Property Trust, Inc.	151	40,417
Extra Space Storage, Inc.	526	74,135
Federal Realty Investment Trust	348	35,256
Gaming & Leisure Properties, Inc.	28,791	1,341,949
Healthpeak Properties, Inc.	3,154	60,399
Host Hotels & Resorts, Inc.	969	16,492
Invitation Homes, Inc.	2,555	74,938
Kimco Realty Corp.	3,063	66,927
Mid-America Apartment Communities, Inc.	311	43,456
Prologis, Inc.	4,121	471,937
Realty Income Corp.	13,332	810,452
Regency Centers Corp.	736	53,654
SBA Communications Corp.	485	93,775
UDR, Inc.	747	27,833
Ventas, Inc.	2,021	141,450
VICI Properties, Inc.	4,756	155,093
Welltower, Inc.	1,374	244,764
Weyerhaeuser Co.	3,266	80,964
		9,696,294
Retail — 3.2%
Best Buy Co., Inc.	877	66,319
CarMax, Inc.†	693	31,095
Darden Restaurants, Inc.	301	57,298
Dick's Sporting Goods, Inc.	7,131	1,584,651
Dollar General Corp.	965	99,733
Dollar Tree, Inc.†	846	79,837

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Domino's Pizza, Inc.	81	$ 34,968
Genuine Parts Co.	627	86,902
Home Depot, Inc.	2,484	1,006,492
Industria de Diseno Textil SA ADR	115,069	1,589,103
Lowe's Cos., Inc.	2,496	627,270
Lululemon Athletica, Inc.†	266	47,329
McDonald's Corp.	3,176	965,155
MSC Industrial Direct Co., Inc., Class A	10,864	1,001,009
Ross Stores, Inc.	1,464	223,099
Starbucks Corp.	19,621	1,659,936
Target Corp.	2,031	182,181
TJX Cos., Inc.	2,033	293,850
Tractor Supply Co.	1,107	62,955
Ulta Beauty, Inc.†	199	108,803
Walmart, Inc.	6,436	663,294
Yum! Brands, Inc.	719	109,288
		10,580,567
Semiconductors — 3.8%
Advanced Micro Devices, Inc.†	7,220	1,168,124
Analog Devices, Inc.	8,347	2,050,858
Applied Materials, Inc.	2,079	425,655
Broadcom, Inc.	3,259	1,075,177
Intel Corp.†	19,456	652,749
Lam Research Corp.	5,626	753,321
Microchip Technology, Inc.	2,428	155,926
Micron Technology, Inc.	4,991	835,094
NXP Semiconductors NV	8,009	1,823,890
ON Semiconductor Corp.†	10,669	526,088
QUALCOMM, Inc.	12,365	2,057,041
Skyworks Solutions, Inc.	638	49,113
Teradyne, Inc.	705	97,036
Texas Instruments, Inc.	4,046	743,372
		12,413,444
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	176	50,672
Software — 6.9%
Adobe, Inc.†	1,095	386,261
Akamai Technologies, Inc.†	633	47,956
Broadridge Financial Solutions, Inc.	296	70,498
Cadence Design Systems, Inc.†	546	191,788
Electronic Arts, Inc.	609	122,835
Fidelity National Information Services, Inc.	14,209	936,942
Jack Henry & Associates, Inc.	197	29,339
Microsoft Corp.	35,158	18,210,086
Paychex, Inc.	764	96,845
PTC, Inc.†	288	58,470
Roper Technologies, Inc.	477	237,875
Salesforce, Inc.	6,379	1,511,823
Synopsys, Inc.†	398	196,369
Take-Two Interactive Software, Inc.†	763	197,129
Workday, Inc., Class A†	508	122,291
		22,416,507
Telecommunications — 3.6%
AT&T, Inc.	31,818	898,540
Cisco Systems, Inc.	80,441	5,503,773
Corning, Inc.	27,748	2,276,169
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile US, Inc.	1,004	$ 240,338
Verizon Communications, Inc.	61,356	2,696,596
		11,615,416
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	591	44,827
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	535	70,834
CSX Corp.	21,730	771,632
Expeditors International of Washington, Inc.	602	73,799
FedEx Corp.	966	227,792
JB Hunt Transport Services, Inc.	334	44,813
Knight-Swift Transportation Holdings, Inc.	25,437	1,005,016
Norfolk Southern Corp.	8,443	2,536,362
Old Dominion Freight Line, Inc.	456	64,196
Union Pacific Corp.	2,639	623,780
United Parcel Service, Inc., Class B	3,270	273,143
		5,691,367
Water — 0.0%
American Water Works Co., Inc.	878	122,209
Total Common Stocks (cost $282,362,136)		321,906,544
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $55,848)	283	58,442
Total Long-Term Investment Securities (cost $282,417,984)		321,964,986
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(1) (cost $560,968)	560,968	560,968
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$455,000	455,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	640,000	640,000
BNP Paribas SA Joint Repurchase Agreement(2)	625,000	625,000
Deutsche Bank AG Joint Repurchase Agreement(2)	455,000	455,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	455,000	455,000
Total Repurchase Agreements (cost $2,630,000)		2,630,000
TOTAL INVESTMENTS (cost $285,608,952)(3)	99.5%	325,155,954
Other assets less liabilities	0.5	1,790,791
NET ASSETS	100.0%	$326,946,745
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of September 30, 2025.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 1000 Index	December 2025	$501,893	$504,300	$2,407
5	Long	Micro E-mini S&P 500 Index	December 2025	167,438	168,469	1,031
						$3,438
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	658,341	USD	889,935	12/19/2025	$ 4,450	$—
Citibank, N.A.	EUR	745,411	USD	883,937	12/19/2025	4,851	—
	GBP	658,341	USD	889,783	12/19/2025	4,299	—
						9,150	—
Goldman Sachs International	EUR	745,411	USD	883,642	12/19/2025	4,556	—
	GBP	658,340	USD	889,609	12/19/2025	4,125	—
						8,681	—
JPMorgan Chase Bank, N.A.	CHF	339,200	USD	432,422	12/19/2025	2,421	—
Morgan Stanley & Co. International PLC	EUR	745,411	USD	883,799	12/19/2025	4,713	—
UBS AG	CHF	339,200	USD	432,361	12/19/2025	2,360	—
	EUR	745,411	USD	883,864	12/19/2025	4,778	—
	USD	55,616	CHF	44,042	12/19/2025	216	—
						7,354	—
Unrealized Appreciation (Depreciation)						$36,769	$—
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$321,906,544	$—	$—	$321,906,544
Unaffiliated Investment Companies	58,442	—	—	58,442
Short-Term Investments	560,968	—	—	560,968
Repurchase Agreements	—	2,630,000	—	2,630,000
Total Investments at Value	$322,525,954	$2,630,000	$—	$325,155,954
Other Financial Instruments:†
Futures Contracts	$3,438	$—	$—	$3,438
Forward Foreign Currency Contracts	—	36,769	—	36,769
Total Other Financial Instruments	$3,438	$36,769	$—	$40,207
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.4%
Trade Desk, Inc., Class A†	14,450	$ 708,195
Aerospace/Defense — 5.1%
Firefly Aerospace, Inc.†	719	21,081
FTAI Aviation, Ltd.	7,197	1,200,891
HEICO Corp.	2,932	946,508
HEICO Corp., Class A	1,456	369,955
Howmet Aerospace, Inc.	24,322	4,772,706
Karman Holdings, Inc.†	1,710	123,462
Kratos Defense & Security Solutions, Inc.†	5,133	469,002
Leonardo DRS, Inc.	1,894	85,988
Loar Holdings, Inc.†	2,047	163,760
Rocket Lab Corp.†	14,512	695,270
Spirit AeroSystems Holdings, Inc., Class A†	233	8,994
StandardAero, Inc.†	3,902	106,486
		8,964,103
Agriculture — 0.0%
Darling Ingredients, Inc.†	358	11,051
Airlines — 0.1%
Alaska Air Group, Inc.†	386	19,215
American Airlines Group, Inc.†	825	9,273
Southwest Airlines Co.	964	30,761
United Airlines Holdings, Inc.†	675	65,138
		124,387
Apparel — 1.9%
Birkenstock Holding PLC†	1,413	63,938
Deckers Outdoor Corp.†	5,495	557,028
On Holding AG, Class A†	32,288	1,367,397
Ralph Lauren Corp.	901	282,518
Tapestry, Inc.	10,282	1,164,128
		3,435,009
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	264	22,408
Banks — 0.2%
Bank of New York Mellon Corp.	2,297	250,281
Pinnacle Financial Partners, Inc.	108	10,130
Popular, Inc.	118	14,987
Western Alliance Bancorp	432	37,463
		312,861
Beverages — 0.2%
Celsius Holdings, Inc.†	5,242	301,363
Coca-Cola Consolidated, Inc.	139	16,285
Primo Brands Corp.	2,491	55,051
		372,699
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc.†	4,688	2,137,728
Apellis Pharmaceuticals, Inc.†	2,089	47,274
Argenx SE ADR†	994	733,135
Avidity Biosciences, Inc.†	1,225	53,373
BeOne Medicines, Ltd. ADR†	203	69,162
Exelixis, Inc.†	4,146	171,230
Halozyme Therapeutics, Inc.†	2,367	173,596
Incyte Corp.†	795	67,424
Insmed, Inc.†	5,732	825,465
Ionis Pharmaceuticals, Inc.†	7,249	474,230
Nuvalent, Inc., Class A†	575	49,726
Revolution Medicines, Inc.†	1,200	56,040
Sarepta Therapeutics, Inc.†	1,440	27,749
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Structure Therapeutics, Inc.†	2,569	$ 71,932
Summit Therapeutics, Inc.†	4,372	90,326
Ultragenyx Pharmaceutical, Inc.†	3,317	99,775
United Therapeutics Corp.†	963	403,699
Viking Therapeutics, Inc.†	176	4,625
		5,556,489
Building Materials — 0.6%
AAON, Inc.	1,296	121,098
Armstrong World Industries, Inc.	244	47,826
Carlisle Cos., Inc.	96	31,580
Eagle Materials, Inc.	41	9,555
James Hardie Industries PLC†	1,767	33,944
Lennox International, Inc.	1,285	680,228
Louisiana-Pacific Corp.	615	54,637
Simpson Manufacturing Co., Inc.	68	11,387
		990,255
Chemicals — 0.0%
Sensient Technologies Corp.	583	54,715
Commercial Services — 4.8%
Affirm Holdings, Inc.†	5,292	386,739
API Group Corp.†	1,723	59,220
Avis Budget Group, Inc.†	117	18,787
Block, Inc.†	8,549	617,836
Booz Allen Hamilton Holding Corp.	4,719	471,664
Bright Horizons Family Solutions, Inc.†	1,050	113,999
Corpay, Inc.†	2,652	763,935
Equifax, Inc.	836	214,459
Grand Canyon Education, Inc.†	147	32,269
GXO Logistics, Inc.†	1,275	67,435
H&R Block, Inc.	445	22,504
Klarna Group PLC†	600	21,990
Morningstar, Inc.	304	70,531
NIQ Global Intelligence PLC†	461	7,238
Paylocity Holding Corp.†	1,871	297,994
Quanta Services, Inc.	7,211	2,988,383
Rollins, Inc.	6,377	374,585
Service Corp. International	682	56,756
Shift4 Payments, Inc., Class A†	2,211	171,131
Stride, Inc.†	375	55,853
Toast, Inc., Class A†	16,899	616,983
U-Haul Holding Co. †	62	3,538
U-Haul Holding Co. (Non-Voting)	728	37,055
Valvoline, Inc.†	5,256	188,743
Verisk Analytics, Inc.	3,220	809,862
Verra Mobility Corp.†	2,000	49,400
WEX, Inc.†	56	8,822
WillScot Holdings Corp.	904	19,083
		8,546,794
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	33,850
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	60,396
Computers — 2.3%
CACI International, Inc., Class A†	121	60,352
ExlService Holdings, Inc.†	4,275	188,228
Gartner, Inc.†	2,214	581,994
Globant SA†	86	4,935
KBR, Inc.	195	9,221
Kyndryl Holdings, Inc.†	306	9,189

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Lumentum Holdings, Inc.†	94	$ 15,295
NetApp, Inc.	1,534	181,718
Okta, Inc.†	3,344	306,645
Parsons Corp.†	796	66,004
Pure Storage, Inc., Class A†	10,198	854,694
Rubrik, Inc., Class A†	2,568	211,218
SailPoint, Inc.†	3,784	83,551
Seagate Technology Holdings PLC	399	94,188
Super Micro Computer, Inc.†	4,553	218,271
Zscaler, Inc.†	3,818	1,144,102
		4,029,605
Cosmetics/Personal Care — 0.0%
e.l.f. Beauty, Inc.†	569	75,381
Distribution/Wholesale — 1.8%
Copart, Inc.†	1,091	49,062
Core & Main, Inc., Class A†	3,421	184,152
Fastenal Co.	37,539	1,840,912
Pool Corp.	128	39,689
RB Global, Inc.	224	24,273
SiteOne Landscape Supply, Inc.†	282	36,322
WW Grainger, Inc.	1,051	1,001,561
		3,175,971
Diversified Financial Services — 5.1%
Ally Financial, Inc.	648	25,402
Ameriprise Financial, Inc.	3,463	1,701,199
Ares Management Corp., Class A	7,386	1,180,948
Blue Owl Capital, Inc.	22,059	373,459
Circle Internet Group, Inc.†	523	69,339
Coinbase Global, Inc., Class A†	905	305,429
Credit Acceptance Corp.†	9	4,202
Evercore, Inc., Class A	2,832	955,290
Freedom Holding Corp.†	287	49,401
Hamilton Lane, Inc., Class A	497	66,991
Houlihan Lokey, Inc.	402	82,539
Interactive Brokers Group, Inc., Class A	20,096	1,382,806
Jefferies Financial Group, Inc.	715	46,775
Lazard, Inc.	347	18,315
LPL Financial Holdings, Inc.	3,244	1,079,246
SLM Corp.	570	15,778
SoFi Technologies, Inc.†	3,028	80,000
StepStone Group, Inc., Class A	1,053	68,771
Stifel Financial Corp.	579	65,699
TPG, Inc.	3,456	198,547
Tradeweb Markets, Inc., Class A	11,138	1,236,095
UWM Holdings Corp.	357	2,174
XP, Inc., Class A	723	13,585
		9,021,990
Electric — 2.9%
NRG Energy, Inc.	14,318	2,318,800
Talen Energy Corp.†	491	208,861
Vistra Corp.	13,291	2,603,973
		5,131,634
Electronics — 2.8%
Badger Meter, Inc.	221	39,466
Celestica, Inc.†	8,157	2,009,722
Coherent Corp.†	716	77,128
Flex, Ltd.†	20,124	1,166,588
Hubbell, Inc.	207	89,074
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Jabil, Inc.	1,337	$ 290,356
Keysight Technologies, Inc.†	363	63,496
Mettler-Toledo International, Inc.†	46	56,470
TD SYNNEX Corp.	1,696	277,720
TE Connectivity PLC	326	71,567
Trimble, Inc.†	9,999	816,418
		4,958,005
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,489	88,086
Engineering & Construction — 0.9%
Comfort Systems USA, Inc.	1,468	1,211,364
EMCOR Group, Inc.	296	192,264
MasTec, Inc.†	252	53,628
TopBuild Corp.†	171	66,837
		1,524,093
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	5,060
Entertainment — 4.1%
Churchill Downs, Inc.	1,577	152,985
DraftKings, Inc., Class A†	55,265	2,066,911
Flutter Entertainment PLC†	8,375	2,127,250
Light & Wonder, Inc.†	1,609	135,060
Live Nation Entertainment, Inc.†	14,541	2,375,999
TKO Group Holdings, Inc.	1,618	326,771
Vail Resorts, Inc.	569	85,105
		7,270,081
Environmental Control — 0.8%
Clean Harbors, Inc.†	3,688	856,427
GFL Environmental, Inc.	1,086	51,455
Tetra Tech, Inc.	2,468	82,382
Veralto Corp.	3,492	372,282
		1,362,546
Food — 1.1%
Hershey Co.	340	63,597
Performance Food Group Co.†	1,084	112,779
Sprouts Farmers Market, Inc.†	3,695	402,016
Sysco Corp.	5,034	414,500
US Foods Holding Corp.†	11,967	916,911
		1,909,803
Gas — 0.3%
Atmos Energy Corp.	2,700	461,025
Healthcare-Products — 4.5%
Caris Life Sciences, Inc.†	1,236	37,389
Exact Sciences Corp.†	18,400	1,006,664
Glaukos Corp.†	6,201	505,691
IDEXX Laboratories, Inc.†	2,986	1,907,725
Inspire Medical Systems, Inc.†	558	41,404
Insulet Corp.†	2,477	764,724
Masimo Corp.†	874	128,959
Natera, Inc.†	14,320	2,305,090
Penumbra, Inc.†	1,627	412,152
Repligen Corp.†	584	78,063
ResMed, Inc.	1,411	386,233
Tempus AI, Inc.†	1,587	128,087
Waters Corp.†	607	181,985
		7,884,166

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services — 1.1%
BrightSpring Health Services, Inc.†	2,200	$ 65,032
Chemed Corp.	26	11,641
DaVita, Inc.†	731	97,128
Encompass Health Corp.	1,621	205,900
Ensign Group, Inc.	5,041	870,934
HealthEquity, Inc.†	525	49,754
Medpace Holdings, Inc.†	606	311,581
Molina Healthcare, Inc.†	565	108,118
Quest Diagnostics, Inc.	427	81,378
Sotera Health Co.†	305	4,798
Tenet Healthcare Corp.†	510	103,550
		1,909,814
Home Furnishings — 0.5%
SharkNinja, Inc.†	1,467	151,321
Somnigroup International, Inc.	8,341	703,397
		854,718
Insurance — 0.6%
Allstate Corp.	297	63,751
Brown & Brown, Inc.	2,002	187,767
Everest Group, Ltd.	113	39,576
Hanover Insurance Group, Inc.	665	120,784
Hartford Insurance Group, Inc.	429	57,224
Kinsale Capital Group, Inc.	572	243,249
Markel Group, Inc.†	49	93,657
RLI Corp.	89	5,805
Ryan Specialty Holdings, Inc.	3,339	188,186
		999,999
Internet — 5.5%
AppLovin Corp., Class A†	1,178	846,440
CDW Corp.	636	101,302
Chewy, Inc., Class A†	31,401	1,270,170
Coupang, Inc.†	43,279	1,393,584
eBay, Inc.	1,250	113,688
Etsy, Inc.†	1,095	72,697
Expedia Group, Inc.	4,647	993,296
Gen Digital, Inc.	1,136	32,251
GoDaddy, Inc., Class A†	5,757	787,730
Lyft, Inc., Class A†	4,937	108,663
MakeMyTrip, Ltd.†	600	56,160
Pinterest, Inc., Class A†	13,083	420,880
Reddit, Inc., Class A†	9,118	2,097,049
Robinhood Markets, Inc., Class A†	4,064	581,884
Roku, Inc.†	331	33,143
Trump Media & Technology Group Corp.†	1,692	27,783
Wayfair, Inc., Class A†	333	29,747
Zillow Group, Inc., Class C†	9,833	757,633
		9,724,100
Iron/Steel — 0.1%
Carpenter Technology Corp.	389	95,515
Steel Dynamics, Inc.	912	127,160
		222,675
Leisure Time — 4.6%
Amer Sports, Inc.†	1,600	55,600
Carnival Corp.†	42,249	1,221,419
Life Time Group Holdings, Inc.†	27,568	760,877
Norwegian Cruise Line Holdings, Ltd.†	7,751	190,907
Planet Fitness, Inc., Class A†	4,473	464,297
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.	15,057	$ 4,872,144
Viking Holdings, Ltd.†	9,651	599,906
		8,165,150
Lodging — 2.6%
Choice Hotels International, Inc.	163	17,426
Hilton Worldwide Holdings, Inc.	10,022	2,600,108
Hyatt Hotels Corp., Class A	400	56,772
Las Vegas Sands Corp.	9,261	498,149
Marriott International, Inc., Class A	4,636	1,207,400
Travel & Leisure Co.	380	22,606
Wyndham Hotels & Resorts, Inc.	1,303	104,110
		4,506,571
Machinery-Construction & Mining — 2.3%
BWX Technologies, Inc.	689	127,031
Vertiv Holdings Co., Class A	26,178	3,949,213
		4,076,244
Machinery-Diversified — 0.6%
Cognex Corp.	15,943	722,218
Esab Corp.	458	51,177
Rockwell Automation, Inc.	358	125,132
Symbotic, Inc.†	1,688	90,983
Westinghouse Air Brake Technologies Corp.	264	52,924
		1,042,434
Media — 1.2%
FactSet Research Systems, Inc.	49	14,038
Liberty Broadband Corp., Class A†	69	4,370
Liberty Broadband Corp., Class C†	446	28,339
Liberty Media Corp.-Liberty Formula One, Class A†	142	13,521
Liberty Media Corp.-Liberty Formula One, Class C†	19,666	2,054,113
Nexstar Media Group, Inc.	35	6,921
		2,121,302
Metal Fabricate/Hardware — 0.1%
RBC Bearings, Inc.†	349	136,211
Mining — 0.4%
Anglogold Ashanti PLC†	2,087	146,779
Cameco Corp.	3,441	288,562
Kinross Gold Corp.	2,550	63,368
MP Materials Corp.†	1,214	81,423
Uranium Energy Corp.†	5,053	67,407
		647,539
Miscellaneous Manufacturing — 1.8%
Axon Enterprise, Inc.†	4,401	3,158,334
Fabrinet†	160	58,339
		3,216,673
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	280	83,205
Oil & Gas — 0.8%
Coterra Energy, Inc.	10,620	251,163
Diamondback Energy, Inc.	2,370	339,147
EQT Corp.	899	48,933
Expand Energy Corp.	443	47,064
HF Sinclair Corp.	324	16,958
Matador Resources Co.	1,143	51,355
Ovintiv, Inc.	1,300	52,494
Permian Resources Corp.	5,622	71,962
Phillips 66	568	77,259

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Texas Pacific Land Corp.	372	$ 347,314
Viper Energy, Inc., Class A	2,188	83,625
		1,387,274
Oil & Gas Services — 0.0%
TechnipFMC PLC	1,968	77,638
Pharmaceuticals — 2.8%
Alkermes PLC†	1,750	52,500
Ascendis Pharma A/S ADR†	325	64,613
Cardinal Health, Inc.	5,246	823,412
Cencora, Inc.	7,347	2,296,158
Corcept Therapeutics, Inc.†	2,574	213,925
Dexcom, Inc.†	14,504	975,974
Neurocrine Biosciences, Inc.†	3,389	475,748
Option Care Health, Inc.†	1,684	46,748
Vaxcyte, Inc.†	1,100	39,622
		4,988,700
Pipelines — 1.9%
Cheniere Energy, Inc.	3,542	832,299
Targa Resources Corp.	15,269	2,558,168
		3,390,467
Private Equity — 0.4%
KKR & Co., Inc.	6,014	781,519
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,285	202,465
CoStar Group, Inc.†	3,030	255,641
FirstService Corp.	372	70,862
Jones Lang LaSalle, Inc.†	247	73,675
		602,643
REITS — 0.6%
Equity LifeStyle Properties, Inc.	855	51,899
Iron Mountain, Inc.	795	81,042
Lamar Advertising Co., Class A	3,407	417,085
Simon Property Group, Inc.	2,461	461,856
Sun Communities, Inc.	469	60,501
UDR, Inc.	369	13,749
		1,086,132
Retail — 6.1%
AutoZone, Inc.†	15	64,354
BJ's Wholesale Club Holdings, Inc.†	2,327	216,993
Burlington Stores, Inc.†	2,761	702,674
Carvana Co.†	5,282	1,992,582
Casey's General Stores, Inc.	371	209,734
Cava Group, Inc.†	6,604	398,948
Darden Restaurants, Inc.	4,212	801,796
Dick's Sporting Goods, Inc.	2,567	570,439
Domino's Pizza, Inc.	321	138,579
Dutch Bros, Inc., Class A†	4,261	223,021
Ferguson Enterprises, Inc.	496	111,392
Five Below, Inc.†	3,909	604,722
Floor & Decor Holdings, Inc., Class A†	652	48,052
Freshpet, Inc.†	764	42,104
Lithia Motors, Inc.	57	18,012
Lululemon Athletica, Inc.†	1,170	208,178
Murphy USA, Inc.	349	135,503
Ollie's Bargain Outlet Holdings, Inc.†	5,735	736,374
Restaurant Brands International, Inc.	4,006	256,945
RH†	242	49,165
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ross Stores, Inc.	3,014	$ 459,303
Texas Roadhouse, Inc.	2,801	465,386
Tractor Supply Co.	18,942	1,077,231
Ulta Beauty, Inc.†	599	327,503
Wendy's Co.	1,399	12,815
Williams-Sonoma, Inc.	741	144,828
Wingstop, Inc.	1,366	343,795
Yum! Brands, Inc.	3,218	489,136
		10,849,564
Semiconductors — 2.0%
Astera Labs, Inc.†	5,189	1,016,006
Entegris, Inc.	468	43,271
Impinj, Inc.†	400	72,300
Lattice Semiconductor Corp.†	4,116	301,785
MACOM Technology Solutions Holdings, Inc.†	684	85,151
Monolithic Power Systems, Inc.	1,786	1,644,263
Onto Innovation, Inc.†	703	90,842
Rambus, Inc.†	1,240	129,208
Tower Semiconductor, Ltd.†	1,213	87,700
		3,470,526
Software — 17.6%
Appfolio, Inc., Class A†	880	242,581
Autodesk, Inc.†	175	55,592
Bentley Systems, Inc., Class B	3,042	156,602
Broadridge Financial Solutions, Inc.	3,998	952,204
Chime Financial, Inc.†	846	17,064
Clearwater Analytics Holdings, Inc., Class A†	6,015	108,390
Cloudflare, Inc., Class A†	20,131	4,319,911
Confluent, Inc., Class A†	5,321	105,356
Databricks, Inc.†(1)(2)	2,067	310,050
Datadog, Inc., Class A†	12,227	1,741,125
Dayforce, Inc.†	283	19,496
Descartes Systems Group, Inc.†	525	49,471
DocuSign, Inc.†	20,908	1,507,258
DoubleVerify Holdings, Inc.†	1,296	15,526
Doximity, Inc., Class A†	2,597	189,971
Dropbox, Inc., Class A†	956	28,881
Duolingo, Inc.†	1,595	513,335
Dynatrace, Inc.†	10,830	524,714
Elastic NV†	3,445	291,068
Fair Isaac Corp.†	748	1,119,404
Figma, Inc., Class A†	8,014	415,686
Gitlab, Inc., Class A†	7,080	319,166
Guidewire Software, Inc.†	6,449	1,482,367
HubSpot, Inc.†	3,347	1,565,727
Magic Leap, Inc., Class A†(1)(2)	9	4
Manhattan Associates, Inc.†	2,406	493,182
Monday.com, Ltd.†	300	58,107
MongoDB, Inc.†	504	156,432
MSCI, Inc.	1,510	856,789
nCino, Inc.†	306	8,296
Nutanix, Inc., Class A†	3,121	232,171
Paychex, Inc.	2,916	369,632
Paycom Software, Inc.	3,377	702,889
Pegasystems, Inc.	544	31,280
Procore Technologies, Inc.†	3,027	220,729
PTC, Inc.†	923	187,387
RingCentral, Inc., Class A†	1,534	43,474
ROBLOX Corp., Class A†	36,220	5,017,194
Samsara, Inc., Class A†	31,792	1,184,252
SentinelOne, Inc., Class A†	4,118	72,518

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceTitan, Inc., Class A†	5,533	$ 557,892
Snowflake, Inc.†	3,186	718,602
Take-Two Interactive Software, Inc.†	1,906	492,434
Tanium Class B†(1)(2)	1,910	10,180
Teradata Corp.†	443	9,529
Twilio, Inc., Class A†	868	86,878
Tyler Technologies, Inc.†	1,443	754,920
Unity Software, Inc.†	1,960	78,478
Veeva Systems, Inc., Class A†	8,798	2,621,012
Via Transportation, Inc.†	1,100	52,888
		31,068,094
Telecommunications — 0.8%
AST SpaceMobile, Inc.†	4,975	244,173
Corning, Inc.	8,251	676,830
Credo Technology Group Holding, Ltd.†	1,151	167,597
GCI Liberty, Inc., Class A†	13	488
GCI Liberty, Inc., Class C†	95	3,541
InterDigital, Inc.	683	235,792
Iridium Communications, Inc.	130	2,270
Ubiquiti, Inc.	80	52,846
		1,383,537
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	5,873	777,585
Old Dominion Freight Line, Inc.	738	103,896
XPO, Inc.†	1,046	135,216
		1,016,697
Total Common Stocks (cost $141,864,324)		173,900,084
CONVERTIBLE PREFERRED STOCKS — 0.7%
Computer Data Security — 0.0%
Snyk, Ltd. Series F†(1)(2)	7,164	56,739
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	2,946
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	1,959	63,877
Enterprise Software / Services — 0.0%
Socure, Inc. Series A †(1)(2)	1,118	6,149
Socure, Inc. Series A1†(1)(2)	918	5,049
Socure, Inc. Series B†(1)(2)	17	94
Socure, Inc. Series E†(1)(2)	2,127	11,698
		22,990
Internet — 0.0%
DataRobot, Inc. Series G†(1)(2)	2,952	8,443
Software — 0.7%
Databricks, Inc. Series F †(1)(2)	5,040	756,000
Databricks, Inc. Series G †(1)(2)	486	72,900
Security Description	Shares or Principal Amount	Value

Software (continued)
Databricks, Inc. Series H†(1)(2)	1,092	$ 163,800
Tanium, Inc. Series G†(1)(2)	32,619	173,859
		1,166,559
Total Convertible Preferred Stocks (cost $713,654)		1,321,554
Total Long-Term Investment Securities (cost $142,577,978)		175,221,638
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(3)	627,047	627,047
T. Rowe Price Government Reserve Fund 4.16%(3)	102	102
Total Short-Term Investments (cost $627,149)		627,149
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$ 60,000	60,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	95,000	95,000
BNP Paribas SA Joint Repurchase Agreement(4)	85,000	85,000
Deutsche Bank AG Joint Repurchase Agreement(4)	60,000	60,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	60,000	60,000
Total Repurchase Agreements (cost $360,000)		360,000
TOTAL INVESTMENTS (cost $143,565,127)(5)	99.7%	176,208,787
Other assets less liabilities	0.3	528,773
NET ASSETS	100.0%	$176,737,560
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2025, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.	08/16/21, 11/04/21	41	$69,887	$60,396	$1,473.07	0.0%
Databricks, Inc.	07/24/20, 08/28/20	2,067	33,089	310,050	150.00	0.2
Magic Leap, Inc., Class A	12/28/15	9	114,566	4	0.48	0.0
Snyk, Ltd.	09/03/21	4,274	61,309	33,850	7.92	0.0
Socure, Inc.	12/22/21	920	14,783	5,060	5.50	0.0
Tanium Class B	09/24/20	1,910	21,765	10,180	5.33	0.0

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	$3,410	$2,946	$1,473.07	0.0%
Databricks, Inc. Series F	10/22/19	5,040	72,153	756,000	150.00	0.4
Databricks, Inc. Series G	02/01/21	486	28,734	72,900	150.00	0.1
Databricks, Inc. Series H	08/31/21	1,092	80,245	163,800	150.00	0.1
DataRobot, Inc. Series G	06/11/21	2,952	80,768	8,443	2.86	0.0
Rappi, Inc. Series E	09/08/20	1,959	117,042	63,877	32.61	0.0
Snyk, Ltd. Series F	09/03/21	7,164	102,205	56,739	7.92	0.0
Socure, Inc. Series A	12/22/21	1,118	17,965	6,149	5.50	0.0
Socure, Inc. Series A1	12/22/21	918	14,751	5,049	5.50	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Socure, Inc. Series B	12/22/21	17	$273	$94	$5.50	0.0%
Socure, Inc. Series E	10/27/21	2,127	34,178	11,698	5.50	0.0
Tanium, Inc. Series G	08/26/15	32,619	161,930	173,859	5.33	0.1
				$1,741,094		0.9%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of September 30, 2025.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Goldman Sachs and Co. LLC	Equitable Holdings, Inc.	497	4.29%	Monthly	08/18/2026	$ 26,495	$ (1,257)	$ (1,257)
HSBC Holdings	Equitable Holdings, Inc.	5,317	4.49	Monthly	02/09/2028	282,971	(12,974)	(12,974)
							$(14,231)	$(14,231)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 2000 Index	December 2025	$245,421	$245,550	$129
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$—	$—	$33,850	$33,850
Computer Graphics	—	—	60,396	60,396
Enterprise Software / Services	—	—	5,060	5,060
Software	30,747,860	—	320,234	31,068,094
Other Industries	142,732,684	—	—	142,732,684
Convertible Preferred Stocks	—	—	1,321,554	1,321,554
Short-Term Investments	627,149	—	—	627,149
Repurchase Agreements	—	360,000	—	360,000
Total Investments at Value	$174,107,693	$360,000	$1,741,094	$176,208,787
Other Financial Instruments:†
Futures Contracts	$129	$—	$—	$129
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$14,231	$—	$14,231
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	2,594	$ 72,399
Omnicom Group, Inc.	6,091	496,599
		568,998
Aerospace/Defense — 1.8%
ATI, Inc.†	984	80,038
Curtiss-Wright Corp.	262	142,250
Hexcel Corp.	9,849	617,532
Howmet Aerospace, Inc.	1,491	292,579
L3Harris Technologies, Inc.	5,693	1,738,699
Leonardo DRS, Inc.	329	14,937
Loar Holdings, Inc.†	23	1,840
Spirit AeroSystems Holdings, Inc., Class A†	736	28,410
StandardAero, Inc.†	29,507	805,246
		3,721,531
Agriculture — 0.1%
Archer-Daniels-Midland Co.	3,347	199,950
Bunge Global SA	935	75,969
Darling Ingredients, Inc.†	974	30,067
		305,986
Airlines — 1.1%
Alaska Air Group, Inc.†	7,620	379,323
American Airlines Group, Inc.†	4,311	48,456
Delta Air Lines, Inc.	14,521	824,067
Southwest Airlines Co.	23,447	748,194
United Airlines Holdings, Inc.†	2,282	220,213
		2,220,253
Apparel — 0.6%
Birkenstock Holding PLC†	268	12,127
Columbia Sportswear Co.	187	9,780
Crocs, Inc.†	383	32,000
PVH Corp.	335	28,063
Ralph Lauren Corp.	2,213	693,908
Tapestry, Inc.	123	13,926
Under Armour, Inc., Class A†	1,299	6,482
Under Armour, Inc., Class C†	1,346	6,501
VF Corp.	32,622	470,736
		1,273,523
Auto Manufacturers — 0.6%
Cummins, Inc.	967	408,432
Ford Motor Co.	27,429	328,051
Lucid Group, Inc.†	891	21,197
PACCAR, Inc.	3,779	371,551
Rivian Automotive, Inc., Class A†	5,453	80,050
		1,209,281
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	499	42,355
Aptiv PLC†	10,174	877,202
Aurora Innovation, Inc.†	6,958	37,504
BorgWarner, Inc.	1,500	65,940
Gentex Corp.	1,591	45,026
Lear Corp.	374	37,628
QuantumScape Corp.†	2,954	36,393
		1,142,048
Banks — 5.0%
Bank of New York Mellon Corp.	4,591	500,235
Bank OZK	751	38,286
Security Description	Shares or Principal Amount	Value

Banks (continued)
BOK Financial Corp.	159	$ 17,719
Citizens Financial Group, Inc.	3,036	161,394
Columbia Banking System, Inc.	13,917	358,224
Comerica, Inc.	895	61,325
Commerce Bancshares, Inc.	869	51,931
Cullen/Frost Bankers, Inc.	420	53,243
East West Bancorp, Inc.	6,356	676,596
Fifth Third Bancorp	30,037	1,338,148
First Citizens BancShares, Inc., Class A	67	119,874
First Hawaiian, Inc.	898	22,297
First Horizon Corp.	3,546	80,175
FNB Corp.	2,502	40,307
Huntington Bancshares, Inc.	10,112	174,634
KeyCorp	38,101	712,108
M&T Bank Corp.	4,048	799,966
Northern Trust Corp.	6,692	900,743
Pinnacle Financial Partners, Inc.	502	47,083
Popular, Inc.	7,562	960,450
Prosperity Bancshares, Inc.	5,199	344,954
Regions Financial Corp.	30,149	795,029
SouthState Bank Corp.	692	68,418
State Street Corp.	1,985	230,280
Synovus Financial Corp.	981	48,147
Webster Financial Corp.	10,032	596,302
Western Alliance Bancorp	8,412	729,489
Wintrust Financial Corp.	465	61,585
Zions Bancorp NA	1,022	57,825
		10,046,767
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	59	12,474
Brown-Forman Corp., Class A	309	8,315
Brown-Forman Corp., Class B	8,136	220,323
Coca-Cola Consolidated, Inc.	314	36,788
Coca-Cola Europacific Partners PLC	4,850	438,488
Constellation Brands, Inc., Class A	1,014	136,555
Molson Coors Beverage Co., Class B	1,190	53,848
Primo Brands Corp.	1,816	40,134
		946,925
Biotechnology — 0.7%
Biogen, Inc.†	2,781	389,562
BioMarin Pharmaceutical, Inc.†	1,340	72,574
Bio-Rad Laboratories, Inc., Class A†	131	36,731
Certara, Inc.†	890	10,876
Corteva, Inc.	4,808	325,165
Exelixis, Inc.†	369	15,240
Illumina, Inc.†	1,100	104,467
Incyte Corp.†	809	68,611
Insmed, Inc.†	80	11,521
Ionis Pharmaceuticals, Inc.†	79	5,168
Moderna, Inc.†	2,496	64,472
Revolution Medicines, Inc.†	1,225	57,207
Roivant Sciences, Ltd.†	2,661	40,261
Royalty Pharma PLC, Class A	2,659	93,810
Sarepta Therapeutics, Inc.†	112	2,158
United Therapeutics Corp.†	314	131,632
Viking Therapeutics, Inc.†	720	18,922
		1,448,377
Building Materials — 1.3%
Armstrong World Industries, Inc.	214	41,946
Builders FirstSource, Inc.†	3,269	396,366
Carlisle Cos., Inc.	267	87,832

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Eagle Materials, Inc.	210	$ 48,938
Fortune Brands Innovations, Inc.	856	45,702
Hayward Holdings, Inc.†	1,423	21,516
James Hardie Industries PLC†	14,626	280,966
Knife River Corp.†	5,174	397,725
Louisiana-Pacific Corp.	445	39,534
Martin Marietta Materials, Inc.	420	264,718
Masco Corp.	1,492	105,022
Mohawk Industries, Inc.†	3,570	460,245
Owens Corning	599	84,735
Simpson Manufacturing Co., Inc.	270	45,214
Trex Co., Inc.†	754	38,959
Vulcan Materials Co.	928	285,471
		2,644,889
Chemicals — 2.0%
Albemarle Corp.	830	67,296
Ashland, Inc.	7,005	335,609
Axalta Coating Systems, Ltd.†	1,536	43,960
Celanese Corp.	786	33,075
CF Industries Holdings, Inc.	1,131	101,451
Dow, Inc.	4,934	113,137
DuPont de Nemours, Inc.	18,069	1,407,575
Eastman Chemical Co.	7,573	477,478
Element Solutions, Inc.	1,580	39,769
FMC Corp.	886	29,796
Huntsman Corp.	1,134	10,183
International Flavors & Fragrances, Inc.	7,384	454,411
LyondellBasell Industries NV, Class A	1,811	88,811
Mosaic Co.	2,223	77,094
NewMarket Corp.	41	33,957
Olin Corp.	820	20,492
PPG Industries, Inc.	1,589	167,020
RPM International, Inc.	884	104,206
Westlake Corp.	5,737	442,093
		4,047,413
Commercial Services — 3.2%
ADT, Inc.	3,580	31,182
Affirm Holdings, Inc.†	771	56,345
API Group Corp.†	28,413	976,555
Avis Budget Group, Inc.†	79	12,685
Block, Inc.†	2,399	173,376
Booz Allen Hamilton Holding Corp.	1,300	129,935
Bright Horizons Family Solutions, Inc.†	347	37,674
Clarivate PLC†	2,527	9,678
Corpay, Inc.†	2,766	796,774
Edenred SE	10,211	242,162
Equifax, Inc.	715	183,419
Euronet Worldwide, Inc.†	284	24,938
First Advantage Corp.†	30,632	471,427
FTI Consulting, Inc.†	221	35,725
Global Payments, Inc.	7,614	632,571
Grand Canyon Education, Inc.†	143	31,391
GXO Logistics, Inc.†	771	40,778
H&R Block, Inc.	774	39,141
ManpowerGroup, Inc.	326	12,355
MarketAxess Holdings, Inc.	257	44,782
Marqeta, Inc., Class A†	88,397	466,736
Morningstar, Inc.	54	12,529
Paylocity Holding Corp.†	27	4,300
Quanta Services, Inc.	234	96,974
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Robert Half, Inc.	706	$ 23,990
Service Corp. International	981	81,639
TransUnion	7,376	617,961
U-Haul Holding Co. †	34	1,940
U-Haul Holding Co. (Non-Voting)	449	22,854
United Rentals, Inc.	450	429,597
Valvoline, Inc.†	104	3,735
Verisk Analytics, Inc.	395	99,347
Verra Mobility Corp.†	20,443	504,942
WEX, Inc.†	220	34,657
WillScot Holdings Corp.	947	19,991
		6,404,085
Computers — 2.5%
Amdocs, Ltd.	760	62,358
Amentum Holdings, Inc.†	1,141	27,327
CACI International, Inc., Class A†	154	76,812
Check Point Software Technologies, Ltd.†	2,142	443,201
Cognizant Technology Solutions Corp., Class A	7,613	510,604
Crane NXT Co.	350	23,475
DXC Technology Co.†	1,269	17,296
EPAM Systems, Inc.†	387	58,356
Genpact, Ltd.	1,138	47,671
Globant SA†	280	16,066
Hewlett Packard Enterprise Co.	9,184	225,559
HP, Inc.	6,599	179,691
KBR, Inc.	10,180	481,412
Kyndryl Holdings, Inc.†	1,529	45,916
Leidos Holdings, Inc.	4,341	820,275
Lumentum Holdings, Inc.†	438	71,267
NetApp, Inc.	848	100,454
Okta, Inc.†	701	64,282
Parsons Corp.†	369	30,598
Pure Storage, Inc., Class A†	318	26,652
Rubrik, Inc., Class A†	329	27,060
SailPoint, Inc.†	431	9,517
Sandisk Corp.†	7,092	795,722
Science Applications International Corp.	331	32,891
Super Micro Computer, Inc.†	1,966	94,250
Western Digital Corp.	5,641	677,258
		4,965,970
Cosmetics/Personal Care — 1.3%
Coty, Inc., Class A†	2,464	9,955
e.l.f. Beauty, Inc.†	387	51,270
Estee Lauder Cos., Inc., Class A	1,629	143,547
Kenvue, Inc.	90,581	1,470,130
Perrigo Co. PLC	42,357	943,290
		2,618,192
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	560	30,145
Fastenal Co.	1,443	70,765
LKQ Corp.	15,853	484,150
Pool Corp.	207	64,184
RB Global, Inc.	1,214	131,549
SiteOne Landscape Supply, Inc.†	3,956	509,533
Watsco, Inc.	246	99,458
WESCO International, Inc.	336	71,064
WW Grainger, Inc.	45	42,883
		1,503,731
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	196	46,732

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Air Lease Corp.	712	$ 45,319
Ally Financial, Inc.	1,680	65,856
Ameriprise Financial, Inc.	62	30,457
Cboe Global Markets, Inc.	732	179,523
Circle Internet Group, Inc.†	280	37,122
Coinbase Global, Inc., Class A†	1,330	448,862
Credit Acceptance Corp.†	28	13,074
Evercore, Inc., Class A	260	87,703
Franklin Resources, Inc.	2,178	50,377
Freedom Holding Corp.†	19	3,270
Hamilton Lane, Inc., Class A	99	13,344
Houlihan Lokey, Inc.	236	48,456
Invesco, Ltd.	2,566	58,864
Janus Henderson Group PLC	851	37,878
Jefferies Financial Group, Inc.	818	53,514
Lazard, Inc.	19,553	1,032,007
Mr. Cooper Group, Inc.	442	93,169
Nasdaq, Inc.	2,894	255,974
OneMain Holdings, Inc.	6,565	370,660
Raymond James Financial, Inc.	6,255	1,079,613
Rocket Cos., Inc., Class A	1,620	31,396
SEI Investments Co.	715	60,668
SLM Corp.	21,347	590,885
SoFi Technologies, Inc.†	6,828	180,396
StepStone Group, Inc., Class A	5,750	375,532
Stifel Financial Corp.	707	80,223
Synchrony Financial	7,738	549,785
T. Rowe Price Group, Inc.	1,526	156,629
TPG, Inc.	6,446	370,323
Tradeweb Markets, Inc., Class A	755	83,790
UWM Holdings Corp.	999	6,084
Virtu Financial, Inc., Class A	572	20,306
Voya Financial, Inc.	16,786	1,255,593
Western Union Co.	2,027	16,196
XP, Inc., Class A	2,596	48,779
		7,878,359
Electric — 6.6%
AES Corp.	5,018	66,037
Alliant Energy Corp.	11,617	783,102
Ameren Corp.	10,470	1,092,859
Brookfield Renewable Corp.	964	33,181
CenterPoint Energy, Inc.	34,599	1,342,441
Clearway Energy, Inc., Class A	253	6,813
Clearway Energy, Inc., Class C	581	16,413
CMS Energy Corp.	11,331	830,109
Consolidated Edison, Inc.	8,258	830,094
Dominion Energy, Inc.	14,255	871,978
DTE Energy Co.	1,450	205,074
Edison International	2,658	146,934
Entergy Corp.	3,132	291,871
Evergy, Inc.	6,328	481,055
Eversource Energy	2,565	182,474
Exelon Corp.	7,100	319,571
FirstEnergy Corp.	21,059	964,924
IDACORP, Inc.	379	50,085
OGE Energy Corp.	1,419	65,657
PG&E Corp.	111,178	1,676,564
Pinnacle West Capital Corp.	6,672	598,212
PPL Corp.	5,177	192,377
Public Service Enterprise Group, Inc.	12,207	1,018,796
Sempra	6,182	556,256
Security Description	Shares or Principal Amount	Value

Electric (continued)
Talen Energy Corp.†	316	$ 134,420
WEC Energy Group, Inc.	2,239	256,567
Xcel Energy, Inc.	4,151	334,778
		13,348,642
Electrical Components & Equipment — 0.4%
Acuity, Inc.	217	74,733
AMETEK, Inc.	1,618	304,184
Belden, Inc.	2,900	348,783
Generac Holdings, Inc.†	411	68,801
Littelfuse, Inc.	167	43,255
Universal Display Corp.	310	44,525
		884,281
Electronics — 4.1%
Allegion PLC	4,922	872,917
Arrow Electronics, Inc.†	364	44,044
Avnet, Inc.	575	30,061
Coherent Corp.†	1,084	116,768
Flex, Ltd.†	17,401	1,008,736
Fortive Corp.	13,604	666,460
Garmin, Ltd.	1,143	281,429
Hubbell, Inc.	1,283	552,088
Ingram Micro Holding Corp.	147	3,159
Jabil, Inc.	260	56,464
Keysight Technologies, Inc.†	7,707	1,348,108
Mettler-Toledo International, Inc.†	145	178,003
nVent Electric PLC	6,332	624,589
Ralliant Corp.	795	34,765
Sensata Technologies Holding PLC	21,702	662,996
TD SYNNEX Corp.	540	88,425
TE Connectivity PLC	5,926	1,300,935
Trimble, Inc.†	1,658	135,376
Vontier Corp.	1,044	43,817
Woodward, Inc.	411	103,864
		8,153,004
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	716	157,899
Engineering & Construction — 0.6%
AECOM	921	120,163
EMCOR Group, Inc.	201	130,557
Everus Construction Group, Inc.†	363	31,127
Jacobs Solutions, Inc.	5,060	758,292
MasTec, Inc.†	348	74,058
TopBuild Corp.†	186	72,700
		1,186,897
Entertainment — 0.3%
Brightstar Lottery PLC	18,099	312,208
Caesars Entertainment, Inc.†	1,454	39,294
Churchill Downs, Inc.	73	7,082
Flutter Entertainment PLC†	214	54,356
Liberty Media Corp.-Liberty Live, Class A†	141	13,296
Liberty Media Corp.-Liberty Live, Class C†	319	30,933
Madison Square Garden Sports Corp.†	115	26,105
Penn Entertainment, Inc.†	1,049	20,204
TKO Group Holdings, Inc.	278	56,145
Vail Resorts, Inc.	43	6,432
		566,055
Environmental Control — 0.8%
Clean Harbors, Inc.†	357	82,903

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control (continued)
GFL Environmental, Inc.	11,290	$ 534,920
Pentair PLC	6,769	749,734
Tetra Tech, Inc.	1,475	49,236
Veralto Corp.	1,017	108,422
		1,525,215
Food — 2.8%
Albertsons Cos., Inc., Class A	25,928	453,999
Campbell's Co.	8,523	269,156
Conagra Brands, Inc.	3,275	59,965
Flowers Foods, Inc.	1,333	17,396
General Mills, Inc.	3,831	193,159
Hershey Co.	3,040	568,632
Hormel Foods Corp.	2,051	50,742
Ingredion, Inc.	3,829	467,559
J.M. Smucker Co.	730	79,278
Kellanova	1,939	159,037
Kraft Heinz Co.	5,959	155,172
Kroger Co.	4,258	287,032
Lamb Weston Holdings, Inc.	19,285	1,120,073
McCormick & Co., Inc.	1,786	119,501
Performance Food Group Co.†	929	96,653
Pilgrim's Pride Corp.	296	12,053
Post Holdings, Inc.†	355	38,155
Seaboard Corp.	1	3,647
Smithfield Foods, Inc.	295	6,927
Sysco Corp.	7,784	640,935
Tyson Foods, Inc., Class A	1,947	105,722
US Foods Holding Corp.†	10,824	829,335
		5,734,128
Food Service — 0.6%
Aramark	29,092	1,117,133
Compass Group PLC	2,197	74,725
		1,191,858
Forest Products & Paper — 0.7%
International Paper Co.	31,538	1,463,363
Gas — 0.5%
Atmos Energy Corp.	3,935	671,901
MDU Resources Group, Inc.	1,447	25,771
National Fuel Gas Co.	632	58,378
NiSource, Inc.	3,275	141,808
UGI Corp.	1,524	50,688
		948,546
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	383	90,323
MSA Safety, Inc.	260	44,738
Snap-on, Inc.	361	125,097
Stanley Black & Decker, Inc.	6,397	475,489
		735,647
Healthcare-Products — 3.5%
Agilent Technologies, Inc.	8,009	1,027,955
Align Technology, Inc.†	486	60,857
Avantor, Inc.†	26,374	329,148
Baxter International, Inc.	23,054	524,940
Bio-Techne Corp.	1,112	61,861
Bruker Corp.	721	23,425
Cooper Cos., Inc.†	14,066	964,365
Dentsply Sirona, Inc.	1,421	18,032
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Envista Holdings Corp.†	1,198	$ 24,403
Exact Sciences Corp.†	1,248	68,278
GE HealthCare Technologies, Inc.	7,178	539,068
Globus Medical, Inc., Class A†	789	45,186
Hologic, Inc.†	1,548	104,475
QIAGEN NV	1,501	67,065
Repligen Corp.†	325	43,443
ResMed, Inc.	780	213,509
Revvity, Inc.	4,150	363,748
Solventum Corp.†	1,041	75,993
STERIS PLC	2,619	648,045
Teleflex, Inc.	2,118	259,158
Waters Corp.†	201	60,262
West Pharmaceutical Services, Inc.	498	130,640
Zimmer Biomet Holdings, Inc.	13,892	1,368,362
		7,022,218
Healthcare-Services — 2.5%
Acadia Healthcare Co., Inc.†	649	16,069
Centene Corp.†	12,204	435,439
Charles River Laboratories International, Inc.†	346	54,135
Chemed Corp.	93	41,640
Concentra Group Holdings Parent, Inc.	33,959	710,762
Encompass Health Corp.	702	89,168
Humana, Inc.	2,977	774,526
ICON PLC†	1,861	325,675
IQVIA Holdings, Inc.†	1,185	225,079
Labcorp Holdings, Inc.	2,353	675,452
Molina Healthcare, Inc.†	1,427	273,071
Quest Diagnostics, Inc.	777	148,081
Select Medical Holdings Corp.	39,001	500,773
Sotera Health Co.†	999	15,714
Tenet Healthcare Corp.†	611	124,057
Universal Health Services, Inc., Class B	2,737	559,552
		4,969,193
Home Builders — 1.3%
D.R. Horton, Inc.	1,868	316,570
Installed Building Products, Inc.	1,584	390,709
Lennar Corp., Class A	1,570	197,883
Lennar Corp., Class B	68	8,159
NVR, Inc.†	20	160,693
PulteGroup, Inc.	11,073	1,463,076
Thor Industries, Inc.	363	37,639
Toll Brothers, Inc.	684	94,488
		2,669,217
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	432	31,264
SharkNinja, Inc.†	482	49,718
Whirlpool Corp.	383	30,104
		111,086
Household Products/Wares — 0.4%
Avery Dennison Corp.	3,033	491,862
Church & Dwight Co., Inc.	1,719	150,636
Clorox Co.	871	107,394
Reynolds Consumer Products, Inc.	384	9,396
		759,288

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Housewares — 0.1%
Newell Brands, Inc.	41,054	$ 215,123
Scotts Miracle-Gro Co.	312	17,768
		232,891
Insurance — 6.7%
Allstate Corp.	4,545	975,584
American Financial Group, Inc.	468	68,197
American International Group, Inc.	11,915	935,804
Arch Capital Group, Ltd.	2,557	231,997
Assurant, Inc.	5,875	1,272,525
Assured Guaranty, Ltd.	325	27,511
Axis Capital Holdings, Ltd.	530	50,774
Brighthouse Financial, Inc.†	408	21,657
Brown & Brown, Inc.	1,721	161,413
Cincinnati Financial Corp.	1,076	170,116
CNA Financial Corp.	148	6,876
Equitable Holdings, Inc.	6,357	322,808
Everest Group, Ltd.	1,497	524,294
Fidelity National Financial, Inc.	1,828	110,576
First American Financial Corp.	664	42,655
Globe Life, Inc.	572	81,779
Hanover Insurance Group, Inc.	6,829	1,240,351
Hartford Insurance Group, Inc.	8,189	1,092,331
Horace Mann Educators Corp.	6,392	288,727
Jackson Financial, Inc., Class A	6,201	627,727
Kemper Corp.	436	22,476
Lincoln National Corp.	25,269	1,019,099
Loews Corp.	1,208	121,271
Markel Group, Inc.†	70	133,795
MGIC Investment Corp.	1,649	46,782
Old Republic International Corp.	1,604	68,122
Primerica, Inc.	232	64,401
Principal Financial Group, Inc.	1,550	128,510
Prudential Financial, Inc.	2,488	258,105
Reinsurance Group of America, Inc.	465	89,340
RenaissanceRe Holdings, Ltd.	4,645	1,179,505
RLI Corp.	545	35,545
Unum Group	1,186	92,247
W.R. Berkley Corp.	2,035	155,922
White Mountains Insurance Group, Ltd.	17	28,416
Willis Towers Watson PLC	4,918	1,698,923
		13,396,161
Internet — 2.2%
CDW Corp.	5,850	931,788
eBay, Inc.	7,481	680,397
Etsy, Inc.†	281	18,656
F5, Inc.†	400	129,276
Gen Digital, Inc.	3,466	98,400
GoDaddy, Inc., Class A†	4,215	576,738
IAC, Inc.†	482	16,422
Lyft, Inc., Class A†	2,350	51,723
Maplebear, Inc.†	1,215	44,663
Match Group, Inc.	1,682	59,408
Pinterest, Inc., Class A†	23,189	745,990
Robinhood Markets, Inc., Class A†	4,492	643,165
Roku, Inc.†	776	77,701
Trump Media & Technology Group Corp.†	340	5,583
VeriSign, Inc.	588	164,387
Wayfair, Inc., Class A†	543	48,506
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	358	$ 26,650
Zillow Group, Inc., Class C†	1,146	88,299
		4,407,752
Investment Companies — 0.2%
Main Street Capital Corp.	6,470	411,427
Iron/Steel — 0.4%
Carpenter Technology Corp.	281	68,997
Cleveland-Cliffs, Inc.†	3,426	41,797
Nucor Corp.	4,197	568,400
Reliance, Inc.	367	103,064
Steel Dynamics, Inc.	884	123,256
		905,514
Leisure Time — 0.6%
Amer Sports, Inc.†	1,053	36,592
Brunswick Corp.	7,976	504,402
Carnival Corp.†	5,221	150,939
Harley-Davidson, Inc.	730	20,367
Norwegian Cruise Line Holdings, Ltd.†	309	7,611
Viking Holdings, Ltd.†	7,789	484,164
YETI Holdings, Inc.†	592	19,643
		1,223,718
Lodging — 0.4%
Boyd Gaming Corp.	384	33,197
Choice Hotels International, Inc.	135	14,433
Hyatt Hotels Corp., Class A	3,723	528,405
MGM Resorts International†	1,450	50,257
Travel & Leisure Co.	303	18,026
Wyndham Hotels & Resorts, Inc.	57	4,554
Wynn Resorts, Ltd.	577	74,012
		722,884
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.	531	97,901
Oshkosh Corp.	453	58,754
		156,655
Machinery-Diversified — 3.8%
AGCO Corp.	10,684	1,143,936
Applied Industrial Technologies, Inc.	262	68,395
CNH Industrial NV	6,190	67,161
Cognex Corp.	1,192	53,998
Crane Co.	347	63,896
Dover Corp.	947	157,988
Esab Corp.	5,231	584,512
Flowserve Corp.	7,054	374,849
Gates Industrial Corp. PLC†	1,790	44,428
Graco, Inc.	1,174	99,743
IDEX Corp.	533	86,751
Ingersoll Rand, Inc.	2,827	233,567
Middleby Corp.†	6,357	845,036
Nordson Corp.	2,028	460,255
Otis Worldwide Corp.	7,765	709,954
Regal Rexnord Corp.	3,870	555,113
Rockwell Automation, Inc.	730	255,157
Toro Co.	681	51,892
Westinghouse Air Brake Technologies Corp.	4,463	894,698
Xylem, Inc.	5,600	826,000
		7,577,329
Media — 0.7%
Charter Communications, Inc., Class A†	619	170,290

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
FactSet Research Systems, Inc.	251	$ 71,909
Fox Corp., Class A	1,487	93,770
Fox Corp., Class B	1,050	60,154
Liberty Broadband Corp., Class A†	93	5,890
Liberty Broadband Corp., Class C†	622	39,522
Liberty Global, Ltd., Class A†	1,175	13,466
Liberty Global, Ltd., Class C†	1,000	11,750
Liberty Media Corp.-Liberty Formula One, Class A†	109	10,379
Liberty Media Corp.-Liberty Formula One, Class C†	1,023	106,852
New York Times Co., Class A	1,134	65,092
News Corp., Class A	2,666	81,873
News Corp., Class B	799	27,605
Nexstar Media Group, Inc.	1,543	305,113
Sirius XM Holdings, Inc.	1,331	30,979
Warner Bros. Discovery, Inc.†	16,337	319,062
		1,413,706
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	487	67,547
Mueller Industries, Inc.	762	77,046
RBC Bearings, Inc.†	175	68,301
Timken Co.	440	33,079
Valmont Industries, Inc.	140	54,282
		300,255
Mining — 0.8%
Alcoa Corp.	1,777	58,445
Anglogold Ashanti PLC†	3,095	217,671
Franco-Nevada Corp.	3,490	776,818
Freeport-McMoRan, Inc.	1,919	75,263
MP Materials Corp.†	917	61,503
OR Royalties, Inc.	9,700	388,781
Royal Gold, Inc.	463	92,869
		1,671,350
Miscellaneous Manufacturing — 0.9%
A.O. Smith Corp.	792	58,141
Donaldson Co., Inc.	814	66,626
ITT, Inc.	3,326	594,556
JBT Marel Corp.	2,476	347,754
Teledyne Technologies, Inc.†	325	190,463
Textron, Inc.	5,697	481,339
		1,738,879
Office/Business Equipment — 0.3%
Zebra Technologies Corp., Class A†	1,805	536,374
Oil & Gas — 4.4%
Antero Resources Corp.†	2,037	68,362
APA Corp.	2,507	60,870
Chord Energy Corp.	3,075	305,563
Civitas Resources, Inc.	662	21,515
Coterra Energy, Inc.	5,328	126,007
Devon Energy Corp.	4,339	152,125
Diamondback Energy, Inc.	5,053	723,084
EQT Corp.	4,359	237,260
Expand Energy Corp.	14,044	1,492,035
HF Sinclair Corp.	1,017	53,230
Marathon Petroleum Corp.	5,844	1,126,373
Matador Resources Co.	823	36,977
Occidental Petroleum Corp.	4,947	233,746
Ovintiv, Inc.	9,982	403,073
Permian Resources Corp.	72,954	933,811
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Phillips 66	8,103	$ 1,102,170
Range Resources Corp.	1,665	62,671
Valero Energy Corp.	6,085	1,036,032
Viper Energy, Inc., Class A	14,777	564,777
Weatherford International PLC	498	34,078
		8,773,759
Oil & Gas Services — 1.3%
Baker Hughes Co.	14,935	727,633
Halliburton Co.	15,405	378,963
NOV, Inc.	2,626	34,794
TechnipFMC PLC	27,155	1,071,265
Tidewater, Inc.†	9,126	486,690
		2,699,345
Packaging & Containers — 1.2%
Amcor PLC	61,933	506,612
AptarGroup, Inc.	464	62,018
Ball Corp.	1,946	98,117
Crown Holdings, Inc.	816	78,818
Graphic Packaging Holding Co.	30,527	597,414
Packaging Corp. of America	624	135,988
Sealed Air Corp.	8,599	303,975
Silgan Holdings, Inc.	618	26,580
Smurfit WestRock PLC	3,641	154,997
Sonoco Products Co.	703	30,292
Stora Enso Oyj, Class R	40,887	448,160
		2,442,971
Pharmaceuticals — 1.7%
Alkermes PLC†	18,954	568,620
Becton Dickinson & Co.	2,633	492,819
BellRing Brands, Inc.†	906	32,933
Cardinal Health, Inc.	838	131,532
Cencora, Inc.	1,923	600,995
Elanco Animal Health, Inc.†	3,475	69,987
Henry Schein, Inc.†	747	49,578
Jazz Pharmaceuticals PLC†	403	53,115
Neurocrine Biosciences, Inc.†	4,598	645,467
Organon & Co.	16,951	181,037
Viatris, Inc.	65,535	648,797
		3,474,880
Pipelines — 1.1%
Antero Midstream Corp.	2,364	45,956
Cheniere Energy, Inc.	848	199,263
DT Midstream, Inc.	717	81,064
Kinder Morgan, Inc.	13,673	387,083
ONEOK, Inc.	4,391	320,411
Plains GP Holdings LP, Class A	22,587	411,987
South Bow Corp.	4,878	138,029
Targa Resources Corp.	4,201	703,836
		2,287,629
Private Equity — 0.3%
Carlyle Group, Inc.	9,005	564,614
Real Estate — 0.8%
CBRE Group, Inc., Class A†	1,858	292,746
CoStar Group, Inc.†	2,563	216,240
Howard Hughes Holdings, Inc.†	221	18,160
Jones Lang LaSalle, Inc.†	3,621	1,080,072
		1,607,218

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 7.5%
AGNC Investment Corp.	7,295	$ 71,418
Agree Realty Corp.	767	54,488
Alexandria Real Estate Equities, Inc.	1,212	101,008
American Homes 4 Rent, Class A	2,412	80,199
Americold Realty Trust, Inc.	2,035	24,908
Annaly Capital Management, Inc.	29,608	598,378
Apartment Investment & Management Co., Class A	41,478	328,921
AvalonBay Communities, Inc.	994	192,011
Brixmor Property Group, Inc.	22,708	628,557
BXP, Inc.	1,116	82,963
Camden Property Trust	756	80,726
Cousins Properties, Inc.	1,191	34,468
Crown Castle, Inc.	3,046	293,909
CubeSmart	1,599	65,015
Digital Realty Trust, Inc.	2,371	409,898
EastGroup Properties, Inc.	370	62,626
EPR Properties	533	30,919
Equity LifeStyle Properties, Inc.	9,529	578,410
Equity Residential	12,541	811,779
Essex Property Trust, Inc.	2,205	590,190
Extra Space Storage, Inc.	5,762	812,096
Federal Realty Investment Trust	600	60,786
First Industrial Realty Trust, Inc.	904	46,529
Gaming & Leisure Properties, Inc.	1,869	87,114
Healthcare Realty Trust, Inc.	27,414	494,274
Healthpeak Properties, Inc.	4,893	93,701
Highwoods Properties, Inc.	750	23,865
Host Hotels & Resorts, Inc.	4,835	82,292
Invitation Homes, Inc.	4,322	126,764
Iron Mountain, Inc.	2,052	209,181
Kilroy Realty Corp.	837	35,363
Kimco Realty Corp.	4,708	102,870
Lineage, Inc.	506	19,552
Medical Properties Trust, Inc.	3,578	18,140
Mid-America Apartment Communities, Inc.	4,131	577,225
Millrose Properties, Inc.	839	28,199
National Storage Affiliates Trust	495	14,959
NNN REIT, Inc.	1,325	56,405
Omega Healthcare Investors, Inc.	2,025	85,495
Park Hotels & Resorts, Inc.	1,402	15,534
Rayonier, Inc.	1,105	29,327
Realty Income Corp.	6,344	385,652
Regency Centers Corp.	10,823	788,997
Rexford Industrial Realty, Inc.	22,789	936,856
Rithm Capital Corp.	3,723	42,405
SBA Communications Corp.	749	144,819
Simon Property Group, Inc.	1,771	332,364
STAG Industrial, Inc.	1,321	46,618
Starwood Property Trust, Inc.	2,408	46,643
Sun Communities, Inc.	8,186	1,055,994
UDR, Inc.	2,206	82,196
Ventas, Inc.	10,148	710,259
VICI Properties, Inc.	26,226	855,230
Vornado Realty Trust	12,583	509,989
Weyerhaeuser Co.	12,103	300,033
WP Carey, Inc.	9,866	666,646
		15,045,163
Retail — 2.9%
Advance Auto Parts, Inc.	15,755	967,357
AutoNation, Inc.†	193	42,223
Bath & Body Works, Inc.	1,504	38,743
Security Description	Shares or Principal Amount	Value

Retail (continued)
Best Buy Co., Inc.	1,365	$ 103,221
BJ's Wholesale Club Holdings, Inc.†	4,404	410,673
Burlington Stores, Inc.†	1,225	311,763
CarMax, Inc.†	1,048	47,024
Casey's General Stores, Inc.	218	123,240
Darden Restaurants, Inc.	1,815	345,503
Dick's Sporting Goods, Inc.	439	97,555
Dillard's, Inc., Class A	21	12,904
Dollar General Corp.	1,535	158,642
Dollar Tree, Inc.†	1,382	130,419
Domino's Pizza, Inc.	157	67,779
Ferguson Enterprises, Inc.	2,938	659,816
Five Below, Inc.†	381	58,941
Floor & Decor Holdings, Inc., Class A†	512	37,734
Freshpet, Inc.†	247	13,612
GameStop Corp., Class A†	2,832	77,257
Gap, Inc.	1,618	34,609
Genuine Parts Co.	979	135,689
Group 1 Automotive, Inc.	362	158,379
Lithia Motors, Inc.	160	50,560
Lululemon Athletica, Inc.†	313	55,692
Macy's, Inc.	1,863	33,404
MSC Industrial Direct Co., Inc., Class A	315	29,024
Ollie's Bargain Outlet Holdings, Inc.†	432	55,469
Penske Automotive Group, Inc.	129	22,434
QXO, Inc.†	4,201	80,071
Restaurant Brands International, Inc.	831	53,300
RH†	91	18,488
Ross Stores, Inc.	5,535	843,479
Ulta Beauty, Inc.†	239	130,673
Wendy's Co.	646	5,917
Williams-Sonoma, Inc.	711	138,965
Yum! Brands, Inc.	1,294	196,688
		5,747,247
Savings & Loans — 0.0%
TFS Financial Corp.	366	4,822
Semiconductors — 2.2%
Allegro MicroSystems, Inc.†	867	25,316
Amkor Technology, Inc.	815	23,146
Cirrus Logic, Inc.†	355	44,478
Entegris, Inc.	5,187	479,590
GlobalFoundries, Inc.†	736	26,378
IPG Photonics Corp.†	178	14,096
Lattice Semiconductor Corp.†	133	9,752
MACOM Technology Solutions Holdings, Inc.†	336	41,829
Microchip Technology, Inc.	3,699	237,550
MKS, Inc.	8,212	1,016,399
NXP Semiconductors NV	2,066	470,490
ON Semiconductor Corp.†	2,940	144,971
Onto Innovation, Inc.†	268	34,631
Qorvo, Inc.†	595	54,193
Rambus, Inc.†	3,817	397,732
Skyworks Solutions, Inc.	4,693	361,267
Teradyne, Inc.	7,619	1,048,679
		4,430,497
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	274	78,887
Software — 3.3%
Akamai Technologies, Inc.†	1,011	76,593
BILL Holdings, Inc.†	618	32,735
Broadridge Financial Solutions, Inc.	76	18,101

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CCC Intelligent Solutions Holdings, Inc.†	57,247	$ 521,520
Clearwater Analytics Holdings, Inc., Class A†	18,900	340,578
Concentrix Corp.	324	14,953
Dayforce, Inc.†	6,043	416,302
DocuSign, Inc.†	8,664	624,588
DoubleVerify Holdings, Inc.†	466	5,583
Dropbox, Inc., Class A†	957	28,911
Electronic Arts, Inc.	3,181	641,608
Fair Isaac Corp.†	29	43,399
Fidelity National Information Services, Inc.	11,809	778,685
Gitlab, Inc., Class A†	7,421	334,539
Global-e Online, Ltd.†	7,500	268,200
Informatica, Inc., Class A†	752	18,680
Jack Henry & Associates, Inc.	513	76,401
MongoDB, Inc.†	499	154,880
MSCI, Inc.	266	150,931
nCino, Inc.†	657	17,811
Nutanix, Inc., Class A†	1,360	101,170
Paychex, Inc.	1,552	196,732
Paycom Software, Inc.	164	34,135
Pegasystems, Inc.	4,097	235,577
PTC, Inc.†	735	149,220
SentinelOne, Inc., Class A†	582	10,249
SS&C Technologies Holdings, Inc.	8,132	721,796
Take-Two Interactive Software, Inc.†	845	218,314
Teradata Corp.†	527	11,336
Twilio, Inc., Class A†	828	82,875
Tyler Technologies, Inc.†	51	26,681
UiPath, Inc., Class A†	2,821	37,745
Unity Software, Inc.†	2,099	84,044
Veeva Systems, Inc., Class A†	213	63,455
Zoom Communications, Inc.†	1,832	151,140
ZoomInfo Technologies, Inc.†	2,063	22,507
		6,711,974
Telecommunications — 1.5%
AST SpaceMobile, Inc.†	93	4,565
Ciena Corp.†	996	145,087
Corning, Inc.	32,670	2,679,920
Frontier Communications Parent, Inc.†	1,664	62,150
GCI Liberty, Inc., Class A†	12	451
GCI Liberty, Inc., Class C†	123	4,584
Iridium Communications, Inc.	627	10,947
Millicom International Cellular SA	722	35,046
		2,942,750
Toys/Games/Hobbies — 0.2%
Hasbro, Inc.	930	70,541
Mattel, Inc.†	18,550	312,196
		382,737
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	816	108,038
Expeditors International of Washington, Inc.	954	116,951
FedEx Corp.	663	156,342
JB Hunt Transport Services, Inc.	2,606	349,647
Kirby Corp.†	380	31,711
Knight-Swift Transportation Holdings, Inc.	2,282	90,162
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Landstar System, Inc.	246	$ 30,150
Old Dominion Freight Line, Inc.	1,229	173,019
Ryder System, Inc.	273	51,499
Saia, Inc.†	2,256	675,356
Schneider National, Inc., Class B	370	7,829
XPO, Inc.†	641	82,862
		1,873,566
Water — 0.1%
American Water Works Co., Inc.	1,363	189,716
Essential Utilities, Inc.	1,942	77,486
		267,202
Total Common Stocks (cost $164,561,523)		198,403,021
CONVERTIBLE PREFERRED STOCKS — 0.2%
Aerospace/Defense — 0.2%
Boeing Co. (cost $287,150)	5,743	399,541
CONVERTIBLE BONDS & NOTES — 0.1%
Semiconductors — 0.1%
Wolfspeed, Inc.
0.25%, 02/15/2028†(1)	$ 109,000	49,050
1.88%, 12/01/2029†(1)	384,000	172,800
Total Convertible Bonds & Notes (cost $320,907)		221,850
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(2) (cost $0)	1,285	0
Total Long-Term Investment Securities (cost $165,169,580)		199,024,412
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government Agency — 0.3%
Federal National Mtg. Assoc. Disc. Notes
3.90%, 10/01/2025	533,000	532,940
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(3)	1,771,545	1,771,545
T. Rowe Price Government Reserve Fund 4.16%(3)	823	823
		1,772,368
Total Short-Term Investments (cost $2,305,368)		2,305,308
TOTAL INVESTMENTS (cost $167,474,948)(4)	100.1%	201,329,720
Other assets less liabilities	(0.1)	(157,456)
NET ASSETS	100.0%	$201,172,264
†	Non-income producing security
(1)	Security in default
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of September 30, 2025.
(4)	See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
BNP Paribas	Western Union Co.	98	4.29%	Monthly	05/24/2027	$ 822	$ (39)	$ (39)
Packaging & Containers
BNP Paribas	Sealed Air Corp.	55	4.29	Monthly	05/24/2027	1,851	93	93
Insurance
Goldman Sachs and Co. LLC	Lincoln National Corp.	1,200	4.29	Monthly	08/18/2026	49,500	(1,104)	(1,104)
							$(1,050)	$(1,050)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	E-Mini Russell 1000 Index	December 2025	$201,080	$201,720	$640
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$198,403,021	$—	$—	$198,403,021
Convertible Preferred Stocks	399,541	—	—	399,541
Convertible Bonds & Notes	—	221,850	—	221,850
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments:
U.S. Government Agency	—	532,940	—	532,940
Other Short-Term Investments	1,772,368	—	—	1,772,368
Total Investments at Value	$200,574,930	$754,790	$0	$201,329,720
Other Financial Instruments:†
Swaps	$—	$93	$—	$93
Futures Contracts	640	—	—	640
Total Other Financial Instruments	$640	$93	$—	$733
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,143	$—	$1,143
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.3%
Advertising — 0.1%
Stagwell, Inc.†	8,863	$ 49,899
TechTarget, Inc.†	2,945	17,110
		67,009
Aerospace/Defense — 2.0%
AAR Corp.†	1,097	98,368
AeroVironment, Inc.†	402	126,586
Archer Aviation, Inc., Class A†	8,555	81,957
Firefly Aerospace, Inc.†	3,097	90,804
Hexcel Corp.	15,781	989,469
Joby Aviation, Inc.†	10,552	170,309
Mercury Systems, Inc.†	1,633	126,394
Moog, Inc., Class A	4,432	920,393
National Presto Industries, Inc.	164	18,393
Rocket Lab Corp.†	1,533	73,446
StandardAero, Inc.†	1,489	40,635
		2,736,754
Agriculture — 0.2%
Andersons, Inc.	2,115	84,198
Dole PLC	4,325	58,128
Fresh Del Monte Produce, Inc.	2,162	75,065
Universal Corp.	780	43,579
Vital Farms, Inc.†	523	21,521
		282,491
Airlines — 0.2%
Allegiant Travel Co.†	418	25,402
JetBlue Airways Corp.†	9,012	44,339
SkyWest, Inc.†	2,360	237,463
Sun Country Airlines Holdings, Inc.†	1,652	19,510
		326,714
Apparel — 0.7%
Capri Holdings, Ltd.†	6,102	121,552
Carter's, Inc.	1,155	32,594
Hanesbrands, Inc.†	10,958	72,213
Kontoor Brands, Inc.	1,578	125,877
Oxford Industries, Inc.	9,097	368,793
Steven Madden, Ltd.	2,250	75,330
Wolverine World Wide, Inc.	6,928	190,104
		986,463
Auto Manufacturers — 0.1%
Blue Bird Corp.†	1,261	72,571
Auto Parts & Equipment — 1.0%
Adient PLC†	10,291	247,807
American Axle & Manufacturing Holdings, Inc.†	3,642	21,888
Aurora Innovation, Inc.†	2,711	14,612
BorgWarner, Inc.	6,703	294,664
Dana, Inc.	9,443	189,238
Dorman Products, Inc.†	862	134,369
Fox Factory Holding Corp.†	1,285	31,213
Garrett Motion, Inc.	8,971	122,185
Gentherm, Inc.†	942	32,085
Phinia, Inc.	3,042	174,854
Standard Motor Products, Inc.	659	26,900
Titan International, Inc.†	6,246	47,220
XPEL, Inc.†	715	23,645
		1,360,680
Banks — 9.1%
Amalgamated Financial Corp.	318	8,634
Security Description	Shares or Principal Amount	Value

Banks (continued)
Amerant Bancorp, Inc.	1,613	$ 31,083
Ameris Bancorp	4,473	327,916
Associated Banc-Corp.	758	19,488
Atlantic Union Bankshares Corp.	4,894	172,709
BancFirst Corp.	636	80,422
Bancorp, Inc.†	1,427	106,868
Bank of Hawaii Corp.	1,232	80,868
Bank of N.T. Butterfield & Son, Ltd.	5,320	228,334
BankUnited, Inc.	3,295	125,737
Banner Corp.	1,067	69,889
BayCom Corp.	153	4,399
Bridgewater Bancshares, Inc.†	950	16,720
Burke & Herbert Financial Services Corp.	189	11,659
Business First Bancshares, Inc.	1,868	44,103
Byline Bancorp, Inc.	4,307	119,433
Cadence Bank	859	32,247
Capital City Bank Group, Inc.	227	9,486
Cathay General Bancorp	2,140	102,741
Central Pacific Financial Corp.	1,437	43,599
ChoiceOne Financial Services, Inc.	397	11,497
City Holding Co.	446	55,246
CNB Financial Corp.	2,298	55,612
Community Financial System, Inc.	1,632	95,700
ConnectOne Bancorp, Inc.	3,998	99,190
Customers Bancorp, Inc.†	4,271	279,195
CVB Financial Corp.	4,013	75,886
Dime Community Bancshares, Inc.	1,722	51,367
Eagle Bancorp, Inc.	856	17,308
Eastern Bankshares, Inc.	11,174	202,808
Enterprise Financial Services Corp.	2,348	136,137
Equity Bancshares, Inc., Class A	2,555	103,989
FB Financial Corp.	8,731	486,666
Financial Institutions, Inc.	2,649	72,053
First Bancorp	15,954	843,807
First BanCorp.	44,168	973,904
First Commonwealth Financial Corp.	3,217	54,850
First Financial Bancorp	3,632	91,708
First Financial Corp.	882	49,780
First Hawaiian, Inc.	3,860	95,844
First Interstate BancSystem, Inc., Class A	368	11,728
First Merchants Corp.	2,213	83,430
First Mid Bancshares, Inc.	1,421	53,827
Fulton Financial Corp.	5,641	105,092
Hancock Whitney Corp.	1,128	70,624
Hanmi Financial Corp.	3,878	95,748
HBT Financial, Inc.	172	4,334
Heritage Commerce Corp.	8,113	80,562
Heritage Financial Corp.	1,033	24,988
Hilltop Holdings, Inc.	3,057	102,165
Hope Bancorp, Inc.	3,957	42,617
Horizon Bancorp, Inc.	2,196	35,158
Independent Bank Corp.	2,082	144,012
Lakeland Financial Corp.	785	50,397
Mercantile Bank Corp.	1,673	75,285
Merchants Bancorp	427	13,579
Metropolitan Bank Holding Corp.	1,203	90,008
Mid Penn Bancorp, Inc.	150	4,296
MidWestOne Financial Group, Inc.	909	25,716
National Bank Holdings Corp., Class A	1,778	68,702
NBT Bancorp, Inc.	1,614	67,401
Northrim BanCorp, Inc.	1,183	25,624
OFG Bancorp	3,422	148,823
Old National Bancorp	7,530	165,283

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Old Second Bancorp, Inc.	4,501	$ 77,800
Origin Bancorp, Inc.	912	31,482
Park National Corp.	443	72,001
Pathward Financial, Inc.	3,262	241,421
Peapack-Gladstone Financial Corp.	496	13,690
Pinnacle Financial Partners, Inc.	136	12,755
QCR Holdings, Inc.	9,993	755,871
Renasant Corp.	3,733	137,710
S&T Bancorp, Inc.	1,202	45,183
Seacoast Banking Corp. of Florida	30,741	935,449
ServisFirst Bancshares, Inc.	1,557	125,385
Simmons First National Corp., Class A	6,793	130,222
SmartFinancial, Inc.	256	9,147
South Plains Financial, Inc.	3,447	133,227
Southside Bancshares, Inc.	1,713	48,392
SouthState Bank Corp.	6,511	643,743
Stellar Bancorp, Inc.	1,427	43,295
Texas Capital Bancshares, Inc.†	497	42,011
Tompkins Financial Corp.	399	26,418
Towne Bank	1,495	51,682
TriCo Bancshares	11,390	505,830
Triumph Financial, Inc.†	688	34,428
TrustCo Bank Corp.	599	21,744
Trustmark Corp.	2,183	86,447
UMB Financial Corp.	828	97,994
United Bankshares, Inc.	660	24,559
United Community Banks, Inc.	20,148	631,640
Unity Bancorp, Inc.	537	26,243
Univest Financial Corp.	1,073	32,211
Veritex Holdings, Inc.	2,546	85,367
Walker & Dunlop, Inc.	2,167	181,205
WesBanco, Inc.	1,056	33,718
Westamerica BanCorp	789	39,442
Wintrust Financial Corp.	607	80,391
		12,536,384
Beverages — 0.1%
MGP Ingredients, Inc.	423	10,232
National Beverage Corp.†	718	26,508
Primo Brands Corp.	1,247	27,559
Vita Coco Co., Inc.†	1,714	72,794
		137,093
Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc.†	7,321	156,230
ADMA Biologics, Inc.†	7,392	108,367
Akero Therapeutics, Inc.†	3,424	162,572
Amicus Therapeutics, Inc.†	10,636	83,812
ANI Pharmaceuticals, Inc.†	1,439	131,812
Arcus Biosciences, Inc.†	2,109	28,682
Arrowhead Pharmaceuticals, Inc.†	11,607	400,325
Atea Pharmaceuticals, Inc.†	4,555	13,210
Avidity Biosciences, Inc.†	3,604	157,026
Axsome Therapeutics, Inc.†	411	49,916
BioCryst Pharmaceuticals, Inc.†	7,858	59,642
Bridgebio Pharma, Inc.†	2,645	137,381
Celldex Therapeutics, Inc.†	1,000	25,870
Certara, Inc.†	3,732	45,605
CG oncology, Inc.†	3,459	139,329
Crinetics Pharmaceuticals, Inc.†	2,895	120,577
CRISPR Therapeutics AG†	2,357	152,757
Cytek Biosciences, Inc.†	3,126	10,847
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Dynavax Technologies Corp.†	8,710	$ 86,490
Evolus, Inc.†	36,217	222,372
Halozyme Therapeutics, Inc.†	1,214	89,035
Innoviva, Inc.†	1,762	32,157
Janux Therapeutics, Inc.†	2,679	65,475
Korro Bio, Inc.†	3,834	183,610
Krystal Biotech, Inc.†	1,454	256,675
Kymera Therapeutics, Inc.†	2,852	161,423
Ligand Pharmaceuticals, Inc.†	602	106,638
Myriad Genetics, Inc.†	2,881	20,830
NeoGenomics, Inc.†	45,143	348,504
Nuvalent, Inc., Class A†	514	44,451
Prothena Corp. PLC†	8,467	82,638
PTC Therapeutics, Inc.†	1,089	66,832
Sarepta Therapeutics, Inc.†	3,027	58,330
Scholar Rock Holding Corp.†	3,471	129,260
Terns Pharmaceuticals, Inc.†	12,566	94,371
TG Therapeutics, Inc.†	4,203	151,833
Travere Therapeutics, Inc.†	4,047	96,723
Tyra Biosciences, Inc.†	1,169	16,354
Veracyte, Inc.†	7,150	245,460
Vericel Corp.†	1,590	50,037
Vir Biotechnology, Inc.†	2,814	16,068
Wave Life Sciences, Ltd.†	2,547	18,644
Xencor, Inc.†	2,230	26,158
Zevra Therapeutics, Inc. †	8,032	76,384
		4,730,712
Building Materials — 2.2%
NWPX Infrastructure, Inc. †	379	20,061
American Woodmark Corp.†	451	30,109
Apogee Enterprises, Inc.	1,193	51,979
Armstrong World Industries, Inc.	1,340	262,653
Boise Cascade Co.	1,962	151,702
Gibraltar Industries, Inc.†	910	57,148
Griffon Corp.	4,112	313,129
Hayward Holdings, Inc.†	46,937	709,687
Masterbrand, Inc.†	6,315	83,169
Modine Manufacturing Co.†	2,381	338,483
Simpson Manufacturing Co., Inc.	3,327	557,139
SPX Technologies, Inc.†	1,522	284,279
UFP Industries, Inc.	1,418	132,569
		2,992,107
Chemicals — 2.9%
AdvanSix, Inc.	831	16,105
Avient Corp.	1,707	56,246
Balchem Corp.	6,233	935,324
Celanese Corp.	3,392	142,735
Chemours Co.	7,027	111,308
Ecovyst, Inc.†	739	6,474
Element Solutions, Inc.	33,619	846,190
FMC Corp.	3,869	130,114
H.B. Fuller Co.	4,305	255,200
Hawkins, Inc.	3,125	571,000
Ingevity Corp.†	1,126	62,144
Innospec, Inc.	1,684	129,937
Koppers Holdings, Inc.	638	17,864
Mativ Holdings, Inc.	4,070	46,032
Minerals Technologies, Inc.	969	60,194
Orion SA	3,942	29,880
Perimeter Solutions, Inc.†	9,222	206,481
Quaker Chemical Corp.	816	107,508

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Rogers Corp.†	517	$ 41,598
Sensient Technologies Corp.	1,315	123,413
Stepan Co.	656	31,291
		3,927,038
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	617	101,244
Core Natural Resources, Inc.	1,886	157,443
Peabody Energy Corp.	8,796	233,270
Ramaco Resources, Inc., Class A†	535	17,757
SunCoke Energy, Inc.	2,625	21,420
Warrior Met Coal, Inc.	2,741	174,437
		705,571
Commercial Services — 4.0%
ABM Industries, Inc.	6,670	307,620
Adtalem Global Education, Inc.†	2,126	328,361
Alarm.com Holdings, Inc.†	1,540	81,743
AMN Healthcare Services, Inc.†	1,202	23,271
API Group Corp.†	8,082	277,778
Arlo Technologies, Inc.†	10,996	186,382
Barrett Business Services, Inc.	1,484	65,771
Brink's Co.	850	99,331
Cimpress PLC†	346	21,812
CoreCivic, Inc.†	3,316	67,481
Deluxe Corp.	1,414	27,375
EVERTEC, Inc.	4,978	168,157
GEO Group, Inc.†	4,300	88,107
Healthcare Services Group, Inc.†	2,285	38,457
Heidrick & Struggles International, Inc.	2,839	141,297
Herc Holdings, Inc.	511	59,613
Hertz Global Holdings, Inc.†	5,534	37,631
John Wiley & Sons, Inc., Class A	2,854	115,501
Kelly Services, Inc., Class A	3,383	44,385
Korn Ferry	1,633	114,277
Laureate Education, Inc.†	4,210	132,783
Legalzoom.com, Inc.†	4,245	44,063
ManpowerGroup, Inc.	1,434	54,349
MarketAxess Holdings, Inc.	165	28,751
Marqeta, Inc., Class A†	19,650	103,752
Matthews International Corp., Class A	964	23,406
Mister Car Wash, Inc.†	3,091	16,475
Monro, Inc.	961	17,269
Payoneer Global, Inc.†	8,806	53,276
Perdoceo Education Corp.	1,891	71,215
PROG Holdings, Inc.	2,544	82,324
Progyny, Inc.†	7,769	167,189
Robert Half, Inc.	3,097	105,236
Sezzle, Inc.†	664	52,808
Strategic Education, Inc.	733	63,045
Stride, Inc.†	2,460	366,392
TriNet Group, Inc.	503	33,646
Udemy, Inc.†	14,475	101,470
UL Solutions, Inc.	8,365	592,744
Upbound Group, Inc.	1,644	38,848
Verra Mobility Corp.†	29,118	719,215
Vestis Corp.†	3,445	15,606
WillScot Holdings Corp.	14,090	297,440
		5,475,652
Computers — 2.8%
Amentum Holdings, Inc.†	4,771	114,266
ASGN, Inc.†	10,221	483,964
Security Description	Shares or Principal Amount	Value

Computers (continued)
Corsair Gaming, Inc.†	1,493	$ 13,318
Diebold Nixdorf, Inc.†	1,172	66,839
D-Wave Quantum, Inc.†	3,878	95,825
DXC Technology Co.†	5,545	75,578
ExlService Holdings, Inc.†	1,380	60,761
Grid Dynamics Holdings, Inc.†	2,053	15,829
Insight Enterprises, Inc.†	1,973	223,758
KBR, Inc.	1,449	68,523
Lumentum Holdings, Inc.†	5,131	834,865
NCR Atleos Corp.†	2,279	89,588
NCR Voyix Corp.†	4,255	53,400
NetScout Systems, Inc.†	2,115	54,630
Qualys, Inc.†	737	97,527
Rigetti Computing, Inc.†	4,226	125,893
Sandisk Corp.†	4,260	477,972
Tenable Holdings, Inc.†	2,589	75,495
Unisys Corp.†	15,648	61,027
V2X, Inc.†	10,381	603,032
WhiteFiber, Inc.	1,987	53,987
WNS Holdings, Ltd.†	1,998	152,388
		3,898,465
Cosmetics/Personal Care — 0.4%
e.l.f. Beauty, Inc.†	2,526	334,644
Edgewell Personal Care Co.	1,439	29,298
Interparfums, Inc.	571	56,175
Oddity Tech, Ltd., Class A†	1,418	88,341
Prestige Consumer Healthcare, Inc.†	1,524	95,098
		603,556
Distribution/Wholesale — 0.7%
G-III Apparel Group, Ltd.†	1,180	31,400
Hudson Technologies, Inc.†	411	4,081
MRC Global, Inc.†	5,021	72,403
OPENLANE, Inc.†	3,293	94,773
Resideo Technologies, Inc.†	8,267	356,969
Rush Enterprises, Inc., Class A	4,833	258,421
ScanSource, Inc.†	1,954	85,956
WESCO International, Inc.	517	109,345
		1,013,348
Diversified Financial Services — 4.2%
Acadian Asset Management, Inc.	1,301	62,656
Air Lease Corp.	3,254	207,117
Artisan Partners Asset Management, Inc., Class A	2,183	94,742
BGC Group, Inc., Class A	24,873	235,299
Bread Financial Holdings, Inc.	990	55,212
Burford Capital, Ltd.	6,709	80,240
Cohen & Steers, Inc.	862	56,556
Enact Holdings, Inc.	2,573	98,649
Encore Capital Group, Inc.†	713	29,761
Enova International, Inc.†	2,741	315,462
EZCORP, Inc., Class A†	1,794	34,158
Houlihan Lokey, Inc.	3,787	777,547
LendingClub Corp.†	1,831	27,813
LendingTree, Inc.†	187	12,104
Marex Group PLC	2,235	75,141
Moelis & Co., Class A	2,581	184,077
Mr. Cooper Group, Inc.	2,471	520,862
Navient Corp.	3,165	41,620
Nelnet, Inc., Class A	191	23,948
NerdWallet, Inc., Class A†	833	8,963
PennyMac Financial Services, Inc.	1,046	129,578
Perella Weinberg Partners	24,542	523,235

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Piper Sandler Cos.	734	$ 254,691
PJT Partners, Inc., Class A	3,413	606,592
PRA Group, Inc.†	1,242	19,176
Radian Group, Inc.	7,243	262,341
StepStone Group, Inc., Class A	2,514	164,189
StoneX Group, Inc.†	3,403	343,431
Upstart Holdings, Inc.†	1,646	83,617
Victory Capital Holdings, Inc., Class A	2,275	147,329
Virtu Financial, Inc., Class A	2,463	87,436
Virtus Investment Partners, Inc.	532	101,096
WisdomTree, Inc.	3,659	50,860
World Acceptance Corp.†	99	16,745
		5,732,243
Electric — 1.4%
Avista Corp.	2,826	106,851
Black Hills Corp.	2,365	145,660
Clearway Energy, Inc., Class A	1,743	46,939
Clearway Energy, Inc., Class C	4,336	122,492
Genie Energy, Ltd., Class B	985	14,726
IDACORP, Inc.	5,734	757,748
MGE Energy, Inc.	1,132	95,292
Oklo, Inc.†	624	69,657
Otter Tail Corp.	3,015	247,140
Portland General Electric Co.	2,677	117,788
Unitil Corp.	3,401	162,772
		1,887,065
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.	1,882	46,843
EnerSys	2,134	241,057
Insteel Industries, Inc.	607	23,272
nLight, Inc.†	2,629	77,897
Powell Industries, Inc.	292	89,005
		478,074
Electronics — 3.3%
Advanced Energy Industries, Inc.	1,166	198,383
Atkore, Inc.	1,421	89,153
Atmus Filtration Technologies, Inc.	1,968	88,737
Badger Meter, Inc.	913	163,043
Benchmark Electronics, Inc.	1,103	42,521
Brady Corp., Class A	1,356	105,809
CTS Corp.	912	36,425
ESCO Technologies, Inc.	4,144	874,840
Itron, Inc.†	1,416	176,377
Knowles Corp.†	7,452	173,706
Mirion Technologies, Inc.†	41,071	955,311
NVE Corp.	882	57,568
OSI Systems, Inc.†	494	123,125
Plexus Corp.†	2,000	289,380
Ralliant Corp.	3,492	152,705
Sanmina Corp.†	5,106	587,752
TTM Technologies, Inc.†	3,180	183,168
Vicor Corp.†	705	35,053
Vishay Intertechnology, Inc.	9,949	152,220
		4,485,276
Energy - Alternate Sources — 0.0%
NEXTracker, Inc., Class A†	872	64,519
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	4,050	143,329
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources (continued)
Fluence Energy, Inc.†	1,912	$ 20,650
REX American Resources Corp.†	922	28,232
SolarEdge Technologies, Inc.†	1,827	67,599
Sunrun, Inc.†	10,163	175,718
		435,528
Engineering & Construction — 3.1%
Arcosa, Inc.	3,148	294,999
Dycom Industries, Inc.†	2,051	598,400
Everus Construction Group, Inc.†	1,580	135,485
Fluor Corp.†	3,646	153,387
Frontdoor, Inc.†	2,257	151,874
Granite Construction, Inc.	1,902	208,554
IES Holdings, Inc.†	344	136,792
MYR Group, Inc.†	2,094	435,615
Orion Group Holdings, Inc.†	3,630	30,202
Primoris Services Corp.	9,483	1,302,300
Sterling Infrastructure, Inc.†	1,931	655,922
Tutor Perini Corp.†	1,619	106,190
Uniti Group, Inc.†	5,543	33,923
		4,243,643
Entertainment — 1.0%
Accel Entertainment, Inc.†	3,589	39,730
AMC Entertainment Holdings, Inc., Class A†	11,259	32,651
Brightstar Lottery PLC	3,717	64,118
Caesars Entertainment, Inc.†	1,389	37,538
Churchill Downs, Inc.	5,085	493,296
Cinemark Holdings, Inc.	3,179	89,076
Golden Entertainment, Inc.	643	15,162
IMAX Corp.†	664	21,746
Madison Square Garden Sports Corp.†	555	125,985
Monarch Casino & Resort, Inc.	1,468	155,373
Penn Entertainment, Inc.†	4,352	83,819
Pursuit Attractions & Hospitality, Inc.†	668	24,168
Red Rock Resorts, Inc., Class A	813	49,642
Six Flags Entertainment Corp.†	3,137	71,273
United Parks & Resorts, Inc.†	2,215	114,515
		1,418,092
Environmental Control — 0.1%
Enviri Corp.†	2,494	31,649
Tetra Tech, Inc.	3,511	117,197
		148,846
Food — 1.1%
Cal-Maine Foods, Inc.	2,510	236,191
Chefs' Warehouse, Inc.†	12,966	756,307
Grocery Outlet Holding Corp.†	3,039	48,776
J&J Snack Foods Corp.	482	46,315
John B. Sanfilippo & Son, Inc.	281	18,062
Simply Good Foods Co.†	5,799	143,931
Sprouts Farmers Market, Inc.†	516	56,141
SunOpta, Inc.†	6,259	36,678
Tootsie Roll Industries, Inc.	609	25,529
TreeHouse Foods, Inc.†	1,351	27,304
United Natural Foods, Inc.†	1,906	71,704
		1,466,938
Forest Products & Paper — 0.0%
Sylvamo Corp.	1,050	46,431
Gas — 1.1%
Chesapeake Utilities Corp.	6,079	818,780

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
MDU Resources Group, Inc.	6,329	$ 112,719
New Jersey Resources Corp.	3,081	148,350
Northwest Natural Holding Co.	1,278	57,421
ONE Gas, Inc.	2,002	162,042
Southwest Gas Holdings, Inc.	2,164	169,528
		1,468,840
Hand/Machine Tools — 0.6%
Enerpac Tool Group Corp.	1,665	68,265
Franklin Electric Co., Inc.	1,185	112,812
Kennametal, Inc.	4,486	93,892
MSA Safety, Inc.	3,455	594,502
		869,471
Healthcare-Products — 4.5%
10X Genomics, Inc., Class A†	6,976	81,549
Artivion, Inc.†	1,232	52,163
AtriCure, Inc.†	2,852	100,533
Avanos Medical, Inc.†	8,468	97,890
Axogen, Inc.†	3,629	64,741
Azenta, Inc.†	14,308	410,926
BioLife Solutions, Inc.†	1,201	30,637
Castle Biosciences, Inc.†	11,144	253,749
Ceribell, Inc.†	5,516	63,379
CONMED Corp.	954	44,867
Embecta Corp.	3,597	50,754
Enovis Corp.†	1,771	53,732
Glaukos Corp.†	3,090	251,989
Haemonetics Corp.†	7,576	369,254
ICU Medical, Inc.†	9,858	1,182,566
Inogen, Inc.†	5,946	48,579
Inspire Medical Systems, Inc.†	834	61,883
Integer Holdings Corp.†	1,085	112,113
Integra LifeSciences Holdings Corp.†	5,561	79,689
iRhythm Technologies, Inc.†	2,748	472,629
Kestra Medical Technologies, Ltd.†	17,309	411,262
Lantheus Holdings, Inc.†	1,086	55,701
LeMaitre Vascular, Inc.	639	55,919
Merit Medical Systems, Inc.†	1,834	152,644
Neogen Corp.†	6,298	35,962
OmniAb, Inc.†	2,339	3,742
Omnicell, Inc.†	3,616	110,107
OraSure Technologies, Inc.†	21,692	69,631
Outset Medical, Inc.†	2,138	30,189
Pulmonx Corp.†	8,526	13,812
QuidelOrtho Corp.†	2,112	62,198
Repligen Corp.†	4,866	650,438
SI-BONE, Inc.†	1,846	27,173
STAAR Surgical Co.†	1,530	41,111
Tandem Diabetes Care, Inc.†	2,115	25,676
Teleflex, Inc.	1,369	167,511
TransMedics Group, Inc.†	1,904	213,629
Treace Medical Concepts, Inc.†	24,536	164,637
Twist Bioscience Corp.†	309	8,695
UFP Technologies, Inc.†	231	46,108
		6,229,767
Healthcare-Services — 1.4%
Acadia Healthcare Co., Inc.†	2,861	70,838
Addus HomeCare Corp.†	761	89,790
Astrana Health, Inc.†	1,325	37,564
BrightSpring Health Services, Inc.†	1,744	51,553
Concentra Group Holdings Parent, Inc.	6,854	143,454
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
CorVel Corp.†	970	$ 75,097
Ensign Group, Inc.	1,118	193,157
Fortrea Holdings, Inc.†	2,775	23,365
GeneDx Holdings Corp.†	236	25,427
National HealthCare Corp.	709	86,151
Oscar Health, Inc., Class A†	4,832	91,470
Pediatrix Medical Group, Inc. †	4,470	74,872
Privia Health Group, Inc.†	3,574	88,993
RadNet, Inc.†	2,135	162,708
Select Medical Holdings Corp.	3,312	42,526
Surgery Partners, Inc.†	693	14,997
Teladoc Health, Inc.†	9,600	74,208
U.S. Physical Therapy, Inc.	7,460	633,727
		1,979,897
Home Builders — 2.0%
Beazer Homes USA, Inc.†	878	21,555
Cavco Industries, Inc.†	1,758	1,020,923
Century Communities, Inc.	1,339	84,852
Champion Homes, Inc.†	1,751	133,724
Dream Finders Homes, Inc., Class A†	901	23,354
Green Brick Partners, Inc.†	1,802	133,096
Installed Building Products, Inc.	1,110	273,793
KB Home	1,363	86,741
LCI Industries	751	69,956
LGI Homes, Inc.†	621	32,112
M/I Homes, Inc.†	1,563	225,760
Meritage Homes Corp.	3,054	221,201
Taylor Morrison Home Corp.†	2,041	134,726
Tri Pointe Homes, Inc.†	7,162	243,293
Winnebago Industries, Inc.	855	28,591
		2,733,677
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	711	20,946
Leggett & Platt, Inc.	4,170	37,029
MillerKnoll, Inc.	5,551	98,475
Sonos, Inc.†	34,801	549,856
Xperi, Inc.†	12,396	80,326
		786,632
Household Products/Wares — 0.2%
Central Garden & Pet Co.†	270	8,815
Central Garden & Pet Co., Class A†	3,157	93,226
Helen of Troy, Ltd.†	700	17,640
Quanex Building Products Corp.	1,416	20,136
Reynolds Consumer Products, Inc.	1,694	41,452
WD-40 Co.	418	82,597
		263,866
Housewares — 0.1%
Newell Brands, Inc.	12,938	67,795
Insurance — 2.4%
AMERISAFE, Inc.	577	25,296
Assured Guaranty, Ltd.	1,386	117,325
Axis Capital Holdings, Ltd.	4,671	447,482
Bowhead Specialty Holdings, Inc.†	10,114	273,483
CNO Financial Group, Inc.	2,810	111,135
Employers Holdings, Inc.	724	30,755
Essent Group, Ltd.	1,852	117,713
Fidelis Insurance Holdings, Ltd.	3,870	70,240
Genworth Financial, Inc.,†	12,714	113,155
Goosehead Insurance, Inc., Class A	783	58,271

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hamilton Insurance Group, Ltd., Class B†	1,042	$ 25,842
HCI Group, Inc.	333	63,913
Heritage Insurance Holdings, Inc.†	437	11,004
Horace Mann Educators Corp.	1,261	56,959
Jackson Financial, Inc., Class A	1,840	186,263
Kemper Corp.	5,848	301,464
Lincoln National Corp.	2,500	100,825
Mercury General Corp.	824	69,859
NMI Holdings, Inc.†	4,671	179,086
Palomar Holdings, Inc.†	961	112,197
ProAssurance Corp.†	1,609	38,600
Reinsurance Group of America, Inc.	2,298	441,515
RLI Corp.	643	41,936
Safety Insurance Group, Inc.	1,130	79,880
Selective Insurance Group, Inc.	543	44,021
SiriusPoint, Ltd.†	1,605	29,034
Skyward Specialty Insurance Group, Inc.†	301	14,316
Stewart Information Services Corp.	867	63,568
Trupanion, Inc.†	1,030	44,578
United Fire Group, Inc.	669	20,351
		3,290,066
Internet — 1.2%
Angi, Inc.†	1,140	18,536
Cargurus, Inc.†	6,414	238,793
Cars.com, Inc.†	2,770	33,850
Cogent Communications Holdings, Inc.	1,472	56,451
ePlus, Inc.	817	58,015
Etsy, Inc.†	3,070	203,817
Eventbrite, Inc., Class A†	14,899	37,546
HealthStream, Inc.	4,409	124,510
IAC, Inc.†	2,084	71,002
Liquidity Services, Inc.†	704	19,311
Magnite, Inc.†	5,610	122,186
Nextdoor Holdings, Inc.†	4,211	8,801
Q2 Holdings, Inc.†	1,934	140,002
QuinStreet, Inc.†	3,276	50,680
RealReal, Inc.†	8,340	88,654
Shutterstock, Inc.	735	15,325
Sprinklr, Inc., Class A†	3,718	28,703
TripAdvisor, Inc.†	3,597	58,487
Yelp, Inc.†	5,741	179,119
Ziff Davis, Inc.†	1,270	48,387
		1,602,175
Investment Companies — 1.1%
Bit Digital, Inc.†	41,735	125,205
Cipher Mining, Inc.†	25,224	317,570
Cleanspark, Inc.†	9,785	141,883
Compass Diversified Holdings	452	2,992
Core Scientific, Inc.†	6,093	109,308
HA Sustainable Infrastructure Capital, Inc.	7,274	223,312
Hut 8 Corp.†	1,033	35,959
MARA Holdings, Inc.†	19,868	362,790
Riot Platforms, Inc.†	4,643	88,356
Terawulf, Inc.†	6,446	73,613
		1,480,988
Iron/Steel — 0.1%
Commercial Metals Co.	3,302	189,139
Leisure Time — 0.6%
Acushnet Holdings Corp.	841	66,010
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Life Time Group Holdings, Inc.†	3,423	$ 94,475
Malibu Boats, Inc., Class A†	9,860	319,957
MasterCraft Boat Holdings, Inc.†	391	8,391
OneSpaWorld Holdings, Ltd.	4,554	96,272
Peloton Interactive, Inc., Class A†	11,666	104,994
Polaris, Inc.	837	48,655
Sabre Corp.†	12,727	23,290
Topgolf Callaway Brands Corp.†	4,291	40,764
		802,808
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	1,788	74,756
Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	725	34,894
Bloom Energy Corp., Class A†	1,182	99,962
NuScale Power Corp.†	960	34,560
Terex Corp.	2,296	117,785
		287,201
Machinery-Diversified — 1.9%
Alamo Group, Inc.	327	62,424
Albany International Corp., Class A	6,594	351,460
Applied Industrial Technologies, Inc.	834	217,716
Cactus, Inc., Class A	10,368	409,225
CSW Industrials, Inc.	520	126,230
DXP Enterprises, Inc.†	671	79,896
Gates Industrial Corp. PLC†	7,979	198,039
Ichor Holdings, Ltd.†	1,114	19,517
Kadant, Inc.	365	108,617
Kornit Digital, Ltd.†	22,007	297,095
Lindsay Corp.	334	46,947
Mueller Water Products, Inc., Class A	4,841	123,542
Tennant Co.	566	45,880
Thermon Group Holdings, Inc.†	2,277	60,841
Watts Water Technologies, Inc., Class A	926	258,613
Zurn Elkay Water Solutions Corp.	4,619	217,232
		2,623,274
Media — 0.2%
AMC Networks, Inc., Class A†	506	4,170
Cable One, Inc.†	144	25,495
Gray Media, Inc.	1,822	10,531
Scholastic Corp.	2,298	62,919
TEGNA, Inc.	4,983	101,304
Thryv Holdings, Inc.†	3,864	46,600
		251,019
Metal Fabricate/Hardware — 0.7%
AZZ, Inc.	930	101,491
Helios Technologies, Inc.	9,801	510,926
Metallus, Inc.†	1,114	18,414
Mueller Industries, Inc.	1,626	164,405
Olympic Steel, Inc.	362	11,023
Proto Labs, Inc.†	753	37,673
Standex International Corp.	374	79,251
Worthington Enterprises, Inc.	1,104	61,261
Worthington Steel, Inc.	1,009	30,663
		1,015,107
Mining — 1.0%
Centrus Energy Corp., Class A†	248	76,897
Century Aluminum Co.†	1,653	48,532
Coeur Mining, Inc.†	16,779	314,774

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Constellium SE†	12,378	$ 184,185
Energy Fuels, Inc.†	6,564	100,757
Hecla Mining Co.	29,610	358,281
Kaiser Aluminum Corp.	493	38,040
SSR Mining, Inc.†	3,280	80,098
Uranium Energy Corp.†	8,685	115,858
		1,317,422
Miscellaneous Manufacturing — 1.9%
Enpro, Inc.	3,784	855,184
Fabrinet†	724	263,985
Federal Signal Corp.	1,883	224,058
Hillenbrand, Inc.	2,183	59,028
JBT Marel Corp.	1,610	226,125
Materion Corp.	7,693	929,391
Park Aerospace Corp.	855	17,391
Sight Sciences, Inc.†	718	2,470
Sturm Ruger & Co., Inc.	495	21,518
Trinity Industries, Inc.	2,504	70,212
		2,669,362
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,786	82,102
Office Furnishings — 0.4%
HNI Corp.	1,420	66,527
Interface, Inc.	14,498	419,572
Steelcase, Inc., Class A	6,112	105,126
		591,225
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	3,964	45,229
Oil & Gas — 1.9%
Berry Corp.	12,808	48,414
California Resources Corp.	2,255	119,921
Chord Energy Corp.	382	37,959
CNX Resources Corp.†	1,920	61,670
Comstock Resources, Inc.†	2,451	48,603
Crescent Energy Co., Class A	5,709	50,924
CVR Energy, Inc.†	1,962	71,574
Delek US Holdings, Inc.	1,523	49,147
Gulfport Energy Corp.†	2,535	458,784
Helmerich & Payne, Inc.	3,080	68,037
Magnolia Oil & Gas Corp., Class A	5,740	137,014
Matador Resources Co.	1,877	84,334
Murphy Oil Corp.	1,933	54,917
Noble Corp. PLC	3,939	111,395
Northern Oil & Gas, Inc.	3,008	74,599
Ovintiv, Inc.	1,855	74,905
Par Pacific Holdings, Inc.†	5,582	197,715
Patterson-UTI Energy, Inc.	13,990	72,468
PBF Energy, Inc., Class A	1,411	42,570
Permian Resources Corp.	35,336	452,301
SM Energy Co.	3,561	88,918
Talos Energy, Inc.†	3,912	37,516
Transocean, Ltd.†	21,999	68,637
Valaris, Ltd.†	547	26,677
Vital Energy, Inc.†	824	13,917
Weatherford International PLC	694	47,491
		2,600,407
Oil & Gas Services — 1.1%
Archrock, Inc.	5,446	143,284
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Atlas Energy Solutions, Inc.	2,299	$ 26,140
Bristow Group, Inc.†	1,402	50,584
Core Laboratories, Inc.	1,450	17,922
DNOW, Inc.†	11,112	169,458
Flowco Holdings, Inc., Class A	17,762	263,766
Forum Energy Technologies, Inc.†	2,410	64,371
Helix Energy Solutions Group, Inc.†	4,234	27,775
Innovex International, Inc.†	1,204	22,322
Kodiak Gas Services, Inc.	2,039	75,382
Liberty Energy, Inc.	14,408	177,795
Matrix Service Co.†	2,937	38,416
Oceaneering International, Inc.†	6,333	156,932
Oil States International, Inc.†	10,390	62,963
ProPetro Holding Corp.†	3,244	16,999
Ranger Energy Services, Inc., Class A	3,614	50,740
RPC, Inc.	2,745	13,066
Tidewater, Inc.†	1,426	76,049
		1,453,964
Packaging & Containers — 0.3%
Greif, Inc., Class A	1,377	82,289
O-I Glass, Inc.†	9,714	125,991
Sealed Air Corp.	4,569	161,514
		369,794
Pharmaceuticals — 1.9%
AdaptHealth Corp.†	3,381	30,260
Alkermes PLC†	10,076	302,280
Amneal Pharmaceuticals, Inc.†	7,809	78,168
Amphastar Pharmaceuticals, Inc.†	1,099	29,288
Avadel Pharmaceuticals PLC†	9,062	138,377
BellRing Brands, Inc.†	671	24,391
Catalyst Pharmaceuticals, Inc.†	7,707	151,828
Collegium Pharmaceutical, Inc.†	976	34,150
Corcept Therapeutics, Inc.†	4,490	373,164
Harmony Biosciences Holdings, Inc.†	1,236	34,064
Indivior PLC†	2,205	53,163
Madrigal Pharmaceuticals, Inc.†	503	230,706
Mirum Pharmaceuticals, Inc.†	661	48,458
Nature's Sunshine Products, Inc.†	1,440	22,349
Ocular Therapeutix, Inc.†	4,079	47,683
Option Care Health, Inc.†	3,647	101,241
Organon & Co.	8,053	86,006
ORIC Pharmaceuticals, Inc.†	12,719	152,628
Pacira BioSciences, Inc.†	1,392	35,872
Phibro Animal Health Corp., Class A	4,584	185,469
Premier, Inc., Class A	2,551	70,918
Protagonist Therapeutics, Inc.†	1,811	120,305
Supernus Pharmaceuticals, Inc.†	1,731	82,724
USANA Health Sciences, Inc.†	358	9,863
Vaxcyte, Inc.†	5,776	208,051
		2,651,406
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	3,121	78,618
Kinetik Holdings, Inc.	1,352	57,784
New Fortress Energy, Inc.†	4,509	9,965
NextDecade Corp.†	5,019	34,079
		180,446
Private Equity — 0.2%
P10, Inc., Class A	22,028	239,665

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.8%
Cushman & Wakefield PLC†	926	$ 14,742
eXp World Holdings, Inc.	2,809	29,944
Kennedy-Wilson Holdings, Inc.	3,785	31,491
Marcus & Millichap, Inc.	801	23,509
McGrath RentCorp	7,082	830,719
Newmark Group, Inc., Class A	6,138	114,474
RE/MAX Holdings, Inc., Class A†	1,418	13,372
Real Brokerage, Inc.†	9,312	38,924
St. Joe Co.	1,238	61,256
		1,158,431
REITS — 5.6%
Acadia Realty Trust	4,044	81,487
Adamas Trust, Inc.	6,819	47,528
Alexander & Baldwin, Inc.	11,537	209,858
American Assets Trust, Inc.	2,285	46,431
American Healthcare REIT, Inc.	376	15,796
Apollo Commercial Real Estate Finance, Inc.	6,262	63,434
Apple Hospitality REIT, Inc.	6,827	81,992
Arbor Realty Trust, Inc.	5,636	68,816
Armada Hoffler Properties, Inc.	2,634	18,464
ARMOUR Residential REIT, Inc.	3,487	52,096
Blackstone Mtg. Trust, Inc., Class A	4,940	90,945
Brandywine Realty Trust	5,502	22,943
BrightSpire Capital, Inc.	7,828	42,506
Broadstone Net Lease, Inc.	5,377	96,087
CareTrust REIT, Inc.	10,907	378,255
Centerspace	529	31,158
Chatham Lodging Trust	9,320	62,537
City Office REIT, Inc.	1,373	9,556
Community Healthcare Trust, Inc.	629	9,624
COPT Defense Properties	6,142	178,487
Curbline Properties Corp.	5,100	113,730
DiamondRock Hospitality Co.	13,731	109,299
Douglas Emmett, Inc.	32,994	513,717
Easterly Government Properties, Inc.	1,335	30,612
Ellington Financial, Inc.	3,039	39,446
Elme Communities	2,764	46,601
Empire State Realty Trust, Inc., Class A	4,624	35,420
Essential Properties Realty Trust, Inc.	12,657	376,672
Four Corners Property Trust, Inc.	3,897	95,087
Franklin BSP Realty Trust, Inc.	2,533	27,508
Getty Realty Corp.	2,501	67,102
Global Net Lease, Inc.	6,160	50,081
Highwoods Properties, Inc.	3,348	106,533
Independence Realty Trust, Inc.	3,690	60,479
Innovative Industrial Properties, Inc.	865	46,347
InvenTrust Properties Corp.	2,423	69,346
JBG SMITH Properties	1,933	43,009
Kite Realty Group Trust	2,918	65,071
KKR Real Estate Finance Trust, Inc.	1,662	14,958
Ladder Capital Corp.	16,081	175,444
LTC Properties, Inc.	1,416	52,194
LXP Industrial Trust	17,504	156,836
Macerich Co.	7,829	142,488
Medical Properties Trust, Inc.	15,268	77,409
Millrose Properties, Inc.	3,725	125,197
NETSTREIT Corp.	1,239	22,376
NexPoint Residential Trust, Inc.	702	22,618
Outfront Media, Inc.	4,387	80,370
Paramount Group, Inc.†	6,477	42,360
Pebblebrook Hotel Trust	3,745	42,656
Security Description	Shares or Principal Amount	Value

REITS (continued)
PennyMac Mtg. Investment Trust	2,690	$ 32,979
Phillips Edison & Co., Inc.	8,206	281,712
Piedmont Office Realty Trust, Inc.†	9,989	89,901
Plymouth Industrial REIT, Inc.	1,564	34,924
Postal Realty Trust, Inc., Class A	1,763	27,661
PotlatchDeltic Corp.	4,985	203,139
Ready Capital Corp.	4,785	18,518
Redwood Trust, Inc.	5,275	30,542
Ryman Hospitality Properties, Inc.	3,966	355,314
Sabra Health Care REIT, Inc.	3,543	66,042
Safehold, Inc.	1,444	22,368
Saul Centers, Inc.	405	12,907
SITE Centers Corp.	1,470	13,245
SL Green Realty Corp.	3,198	191,272
Smartstop Self Storage REIT, Inc.	14,378	541,188
Summit Hotel Properties, Inc.	3,363	18,463
Sunstone Hotel Investors, Inc.	5,884	55,133
Tanger, Inc.	4,106	138,947
Terreno Realty Corp.	12,671	719,079
TPG RE Finance Trust, Inc.	3,004	25,714
Two Harbors Investment Corp.	3,208	31,663
UMH Properties, Inc.	752	11,167
Universal Health Realty Income Trust	410	16,060
Urban Edge Properties	3,896	79,751
Veris Residential, Inc.	3,425	52,060
Whitestone REIT	1,363	16,738
Xenia Hotels & Resorts, Inc.	10,786	147,984
		7,693,437
Retail — 3.7%
Abercrombie & Fitch Co., Class A†	1,014	86,748
Academy Sports & Outdoors, Inc.	2,059	102,991
Advance Auto Parts, Inc.	2,796	171,674
American Eagle Outfitters, Inc.	9,340	159,807
Asbury Automotive Group, Inc.†	885	216,338
Biglari Holdings, Inc., Class B†	231	74,763
BJ's Restaurants, Inc.†	2,182	66,616
Black Rock Coffee Bar, Inc.†	338	8,065
Bloomin' Brands, Inc.	2,319	16,627
BlueLinx Holdings, Inc.†	286	20,901
Boot Barn Holdings, Inc.†	1,412	233,997
Brinker International, Inc.†	1,858	235,371
Buckle, Inc.	2,439	143,072
Caleres, Inc.	1,021	13,314
Cheesecake Factory, Inc.	1,409	76,988
Clean Energy Fuels Corp.†	22,550	58,179
Cracker Barrel Old Country Store, Inc.	690	30,401
Dave & Buster's Entertainment, Inc.†	861	15,636
EVgo, Inc.†	5,853	27,685
FirstCash Holdings, Inc.	297	47,051
Freshpet, Inc.†	1,511	83,271
Genesco, Inc.†	695	20,148
Group 1 Automotive, Inc.	1,621	709,204
Guess?, Inc.	832	13,903
Jack in the Box, Inc.	4,619	91,318
Kohl's Corp.	6,436	98,921
La-Z-Boy, Inc.	1,271	43,621
MarineMax, Inc.†	613	15,527
National Vision Holdings, Inc.†	2,445	71,370
Papa John's International, Inc.	1,010	48,632
Patrick Industries, Inc.	6,829	706,324
PC Connection, Inc.	354	21,944
PriceSmart, Inc.	778	94,286

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Sally Beauty Holdings, Inc.†	3,065	$ 49,898
Shake Shack, Inc., Class A†	2,394	224,102
Shoe Carnival, Inc.	527	10,956
Signet Jewelers, Ltd.	4,077	391,066
Sonic Automotive, Inc., Class A	1,086	82,634
Urban Outfitters, Inc.†	4,314	308,149
Victoria's Secret & Co.†	5,239	142,186
Wendy's Co.	4,899	44,875
		5,078,559
Savings & Loans — 0.8%
Beacon Financial Corp.	3,938	93,370
Axos Financial, Inc.†	3,067	259,621
Banc of California, Inc.	12,963	214,538
Capitol Federal Financial, Inc.	5,073	32,214
HomeTrust Bancshares, Inc.	239	9,785
Northwest Bancshares, Inc.	4,580	56,746
OceanFirst Financial Corp.	5,770	101,379
Provident Financial Services, Inc.	4,898	94,433
Southern Missouri Bancorp, Inc.	311	16,346
WaFd, Inc.	2,441	73,938
WSFS Financial Corp.	2,127	114,709
		1,067,079
Semiconductors — 3.0%
ACM Research, Inc., Class A†	1,630	63,782
Alpha & Omega Semiconductor, Ltd.†	1,456	40,710
Ambarella, Inc.†	658	54,298
Axcelis Technologies, Inc.†	1,196	116,777
CEVA, Inc.†	753	19,887
Cohu, Inc.†	1,424	28,950
Diodes, Inc.†	3,722	198,048
FormFactor, Inc.†	4,987	181,626
Impinj, Inc.†	802	144,961
Kulicke & Soffa Industries, Inc.	1,615	65,634
MACOM Technology Solutions Holdings, Inc.†	5,901	734,615
MaxLinear, Inc.†	3,621	58,226
Penguin Solutions, Inc.†	4,238	111,375
Photronics, Inc.†	1,863	42,756
Qorvo, Inc.†	2,612	237,901
Rambus, Inc.†	4,639	483,384
Semtech Corp.†	15,168	1,083,754
SiTime Corp.†	852	256,716
Ultra Clean Holdings, Inc.†	6,629	180,640
Veeco Instruments, Inc.†	1,884	57,330
		4,161,370
Software — 5.1%
Accelerant Holdings†	3,424	50,983
ACI Worldwide, Inc.†	3,196	168,653
ACV Auctions, Inc., Class A†	11,650	115,452
Adeia, Inc.	5,053	84,890
Agilysys, Inc.†	786	82,727
Appian Corp., Class A†	1,719	52,550
Asana, Inc., Class A†	3,843	51,342
BlackLine, Inc.†	2,792	148,255
Box, Inc., Class A†	28,455	918,243
Braze, Inc., Class A†	1,285	36,545
Bullish†	1,607	102,221
CCC Intelligent Solutions Holdings, Inc.†	40,238	366,568
Clear Secure, Inc., Class A	2,687	89,692
Clearwater Analytics Holdings, Inc., Class A†	5,940	107,039
Commvault Systems, Inc.†	2,925	552,182
Security Description	Shares or Principal Amount	Value

Software (continued)
Consensus Cloud Solutions, Inc.†	3,363	$ 98,771
CSG Systems International, Inc.	849	54,659
Digi International, Inc.†	1,162	42,367
Digital Turbine, Inc.†	5,819	37,242
DigitalOcean Holdings, Inc.†	2,115	72,248
Donnelley Financial Solutions, Inc.†	2,436	125,284
DoubleVerify Holdings, Inc.†	4,185	50,136
Freshworks, Inc., Class A†	7,963	93,725
GigaCloud Technology, Inc., Class A†	2,165	61,486
Health Catalyst, Inc.†	10,529	30,008
HeartFlow, Inc.†	628	21,138
Hinge Health, Inc., Class A†	3,023	148,369
IBEX Holdings, Ltd.†	3,009	121,925
IonQ, Inc.†	4,498	276,627
LiveRamp Holdings, Inc.†	32,088	870,868
McGraw Hill, Inc.†	33,684	422,734
N-able, Inc.†	2,212	17,254
ON24, Inc.†	16,060	91,863
Pagaya Technologies, Ltd., Class A†	1,237	36,727
PDF Solutions, Inc.†	966	24,942
Phreesia, Inc.†	20,233	475,880
Planet Labs PBC†	2,708	35,150
Playtika Holding Corp.	5,798	22,554
Porch Group, Inc.†	3,217	53,981
Progress Software Corp.†	1,331	58,471
PubMatic, Inc., Class A†	6,217	51,477
Sapiens International Corp. NV	1,826	78,518
Schrodinger, Inc.†	1,749	35,085
SoundHound AI, Inc., Class A†	4,356	70,044
SPS Commerce, Inc.†	1,174	122,260
Teradata Corp.†	2,927	62,960
Waystar Holding Corp.†	3,562	135,071
WM Technology, Inc.†	27,107	31,444
Workiva, Inc.†	813	69,983
Zeta Global Holdings Corp., Class A†	2,843	56,490
		6,985,083
Telecommunications — 3.6%
A10 Networks, Inc.	3,197	58,026
ADTRAN Holdings, Inc.†	5,843	54,807
Applied Digital Corp.†	3,786	86,851
BlackSky Technology, Inc.†	4,030	81,205
Calix, Inc.†	1,824	111,939
Ciena Corp.†	5,726	834,106
Clearfield, Inc.†	3,452	118,680
CommScope Holding Co., Inc.†	5,700	88,236
Credo Technology Group Holding, Ltd.†	2,327	338,835
DigitalBridge Group, Inc.	2,719	31,812
EchoStar Corp., Class A†	2,204	168,298
Extreme Networks, Inc.†	6,397	132,098
Globalstar, Inc.†	678	24,672
Gogo, Inc.†	3,542	30,426
Harmonic, Inc.†	3,606	36,709
InterDigital, Inc.	1,708	589,653
Iridium Communications, Inc.	13,781	240,616
Lumen Technologies, Inc.†	56,896	348,204
NETGEAR, Inc.†	1,860	60,245
Ooma, Inc.†	6,980	83,690
Shenandoah Telecommunications Co.	1,446	19,405
Telephone & Data Systems, Inc.	4,324	169,674
Viasat, Inc.†	6,027	176,591
Viavi Solutions, Inc.†	85,818	1,089,030
		4,973,808

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles — 0.1%
UniFirst Corp.	464	$ 77,576
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	10,480	36,051
Transportation — 1.0%
ArcBest Corp.	704	49,188
Costamare, Inc.	6,547	77,975
CryoPort, Inc.†	3,778	35,815
Dorian LPG, Ltd.	1,141	34,002
Forward Air Corp.†	673	17,256
Heartland Express, Inc.	1,442	12,084
Hub Group, Inc., Class A	1,872	64,472
International Seaways, Inc.	1,817	83,727
Kirby Corp.†	4,770	398,057
Marten Transport, Ltd.	1,841	19,625
Matson, Inc.	985	97,111
Radiant Logistics, Inc.†	3,943	23,264
RXO, Inc.†	5,080	78,130
Safe Bulkers, Inc.	3,350	14,874
Schneider National, Inc., Class B	1,465	30,999
Scorpio Tankers, Inc.	123	6,894
Teekay Corp., Ltd.	11,204	91,649
Teekay Tankers, Ltd., Class A	2,568	129,812
Werner Enterprises, Inc.	1,853	48,771
World Kinect Corp.	4,326	112,260
		1,425,965
Trucking & Leasing — 0.1%
GATX Corp.	412	72,018
Greenbrier Cos., Inc.	1,071	49,448
		121,466
Security Description	Shares or Principal Amount	Value

Water — 0.3%
H2O America	986	$ 48,018
American States Water Co.	1,604	117,605
California Water Service Group	1,846	84,713
Consolidated Water Co., Ltd.	4,252	150,011
Middlesex Water Co.	567	30,686
		431,033
Total Long-Term Investment Securities (cost $111,232,833)		133,686,621
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09%(1) (cost $2,495,651)	2,495,651	2,495,651
TOTAL INVESTMENTS (cost $113,728,484)(2)	99.1%	136,182,272
Other assets less liabilities	0.9	1,200,198
NET ASSETS	100.0%	$137,382,470
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of September 30, 2025.
(2)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Provident Financial Services, Inc.	40	4.49%	Monthly	02/11/2026	$ 796	$ (25)	$ (25)
Office/Business Equipment
Goldman Sachs and Co. LLC	Pitney Bowes, Inc.	941	4.29	Monthly	08/18/2026	10,708	28	28
Goldman Sachs and Co. LLC	Preferred Bank	352	4.29	Monthly	08/18/2026	32,810	(993)	(993)
							(965)	(965)
Diversified Financial Services
BNP Paribas	Bread Financial Holdings, Inc.	450	4.29	Monthly	05/24/2027	28,746	(3,649)	(3,649)
BNP Paribas	Moelis & Co., Class A	341	4.29	Monthly	05/24/2027	25,398	(1,078)	(1,078)
							(4,727)	(4,727)
REITS
BNP Paribas	Arbor Realty Trust, Inc.	321	4.29	Monthly	05/24/2027	3,746	173	173
BNP Paribas	JBG SMITH Properties	21	4.29	Monthly	05/24/2027	497	(30)	(30)
HSBC Holdings	Douglas Emmett, Inc.	168	4.49	Monthly	02/09/2028	2,781	(164)	(164)
							(21)	(21)
Insurance
Bank of America Merrill Lynch	Jackson Financial, Inc., Class A	2,157	4.29	Monthly	02/16/2028	208,754	9,599	9,599
Goldman Sachs and Co. LLC	Lincoln National Corp.	2,726	4.29	Monthly	08/18/2026	112,448	(2,508)	(2,508)
HSBC Holdings	SiriusPoint, Ltd.	3,219	4.49	Monthly	02/09/2028	60,725	(2,493)	(2,493)
							4,598	4,598
Packaging & Containers
BNP Paribas	Sealed Air Corp.	13	4.29	Monthly	05/24/2027	437	22	22

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2025 (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Commercial Services
JPMorgan Securities, LLC	MarketAxess Holdings, Inc.	992	4.49%	Monthly	02/11/2026	$176,896	$(4,040)	$(4,040)
Entertainment
Bank of America Merrill Lynch	Caesars Entertainment, Inc.	5,054	4.29	Monthly	02/16/2028	129,208	7,376	7,376
Oil & Gas
BNP Paribas	Noble Corp. PLC	1,440	4.29	Monthly	05/24/2027	40,677	46	46
							$2,264	$2,264
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Long	Micro E-mini Russell 2000 Index	December 2025	$292,178	$294,660	$2,482
						Unrealized (Depreciation)
9	Long	E-Mini Russell 2000 Index	December 2025	$1,106,309	$1,104,975	$(1,334)
		Net Unrealized Appreciation (Depreciation)				$1,148
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2025 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computers	$3,844,478	$53,987	$—	$3,898,465
Other Industries	129,788,156	—	—	129,788,156
Short-Term Investments	2,495,651	—	—	2,495,651
Total Investments at Value	$136,128,285	$53,987	$—	$136,182,272
Other Financial Instruments:†
Swaps	$—	$17,244	$—	$17,244
Futures Contracts	2,482	—	—	2,482
Total Other Financial Instruments	$2,482	$17,244	$—	$19,726
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$14,980	$—	$14,980
Futures Contracts	1,334	—	—	1,334
Total Other Financial Instruments	$1,334	$14,980	$—	$16,314
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited)

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$—	$542,884,439
Investments at value (affiliated)*	538,779,149	264,199,746	313,714,873	551,727,795	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	—	276
Foreign cash*	15	—	4	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	2,345,240
Receivable for:
Fund shares sold	4,826	580,719	2,124	5,322	6,934,663
Dividends and interest	—	—	—	652	2,393,452
Investments sold	1,765,027	—	203,439	618,646	1,920,207
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	241	—	—	331	—
Due from investment adviser for expense reimbursements/fee waivers	8,897	4,373	5,187	9,122	54,574
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	506,480
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	540,558,155	264,784,838	313,925,627	552,361,868	557,039,331
LIABILITIES:
Payable for:
Fund shares redeemed	1,769,853	78,756	205,563	623,969	146,911
Investments purchased	—	501,964	—	—	7,873,875
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	44,133	21,620	25,671	45,126	266,265
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	105,136	50,534	59,105	105,696	69,660
Transfer agent fees and expenses	80	75	83	80	268
Trustees' fees and expenses	2,572	1,579	1,829	2,950	3,621
Other accrued expenses	148,336	120,290	124,888	150,376	119,068
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	3	—
Payable for variation margin on futures contracts	—	—	—	—	2,373,640
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	4,871
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Total liabilities	2,070,110	774,818	417,139	928,200	10,858,179
Commitments and contingent liabilities (Note 5)
Net assets	$538,488,045	$264,010,020	$313,508,488	$551,433,668	$546,181,152
* Cost
Investments (unaffiliated)	$—	$—	$—	$—	$573,827,569
Investments (affiliated)	$460,396,116	$247,001,986	$284,187,605	$486,182,722	$—
Foreign cash	$13	$—	$4	$(3)	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited) — (continued)

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$442,408,990	$246,945,943	$276,913,927	$465,771,768	$611,174,403
Total accumulated earnings (loss)	96,079,055	17,064,077	36,594,561	85,661,900	(64,993,251)
Net assets	$538,488,045	$264,010,020	$313,508,488	$551,433,668	$546,181,152
Class 1 (unlimited shares authorized):
Net assets	$25,315,236	$17,273,779	$24,879,536	$35,035,984	$202,994,428
Shares of beneficial interest issued and outstanding	1,461,694	1,673,652	2,224,025	3,051,134	22,398,631
Net asset value, offering and redemption price per share	$17.32	$10.32	$11.19	$11.48	$9.06
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$513,172,809	$246,736,241	$288,628,952	$516,397,684	$343,186,724
Shares of beneficial interest issued and outstanding	29,902,126	23,923,264	25,939,243	45,205,399	38,368,861
Net asset value, offering and redemption price per share	$17.16	$10.31	$11.13	$11.42	$8.94
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$292,914,453	$209,953,412	$845,962,347	$288,424,098	$329,373,465
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,575,134	4,000,000	1,480,000	—	—
Cash	200	4,025,414	905,780	797,559	1,336,217
Foreign cash*	—	28,263	902,117	446,643	—
Cash collateral on futures contracts	—	—	—	53,316	14,962
Cash collateral for over-the-counter derivative contracts	—	—	—	10,000	—
Receivable for variation margin on futures contracts	—	15,575	32,276	7,657	3,781
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	27,873	—	158,568	59,151	20,464
Dividends and interest	101,500	556,895	5,979,142	2,504,365	46,558
Investments sold	2,875,439	2,080,006	28,709,928	333,742	645,828
Receipts on swap contracts	—	—	233,638	17	—
Prepaid expenses and other assets	4,890	212	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	158,785	63,781	—	19,358	39,091
Unrealized appreciation on forward foreign currency contracts	—	30,657	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	9,914	—	—	—
Total assets	301,658,274	220,764,129	884,363,796	292,655,906	331,480,366
LIABILITIES:
Payable for:
Fund shares redeemed	208,995	1,783,497	580,058	252,474	252,243
Investments purchased	24,151	4,980,830	173,925,290	236,407	138,911
Payments on swap contracts	—	612	200,159	29	—
Investment advisory and management fees	243,450	149,175	376,610	225,017	211,483
Service fees—Class 2	1,402	4,375	1,439	1,494	3,942
Service fees—Class 3	1,505	34,273	1,123	1,941	3,800
Transfer agent fees and expenses	185	352	235	235	231
Trustees' fees and expenses	2,146	1,227	4,332	1,941	1,685
Other accrued expenses	89,434	197,204	280,614	200,736	113,356
Accrued foreign tax on capital gains	—	41,011	—	46,796	—
Due to custodian for foreign cash*	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	10,590	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	70,000
Unrealized depreciation on forward foreign currency contracts	—	35,621	4,967	—	—
Unrealized depreciation on over-the-counter swap contracts	—	1,077	—	546	—
Total liabilities	571,268	7,229,254	175,385,417	967,616	795,651
Commitments and contingent liabilities (Note 5)
Net assets	$301,087,006	$213,534,875	$708,978,379	$291,688,290	$330,684,715
* Cost
Investments (unaffiliated)	$228,693,780	$160,685,146	$871,989,450	$210,624,456	$204,950,331
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$28,214	$908,666	$445,983	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$162,221,754	$123,203,091	$789,943,902	$183,629,126	$101,885,674
Total accumulated earnings (loss)	138,865,252	90,331,784	(80,965,523)	108,059,164	228,799,041
Net assets	$301,087,006	$213,534,875	$708,978,379	$291,688,290	$330,684,715
Class 1 (unlimited shares authorized):
Net assets	$282,332,850	$11,355,002	$691,831,925	$269,950,032	$279,767,308
Shares of beneficial interest issued and outstanding	12,816,300	695,087	66,099,577	25,935,126	16,561,256
Net asset value, offering and redemption price per share	$22.03	$16.34	$10.47	$10.41	$16.89
Class 2 (unlimited shares authorized):
Net assets	$11,360,816	$35,670,452	$11,668,276	$12,173,845	$32,219,892
Shares of beneficial interest issued and outstanding	513,953	2,182,819	1,115,328	1,165,741	2,033,979
Net asset value, offering and redemption price per share	$22.10	$16.34	$10.46	$10.44	$15.84
Class 3 (unlimited shares authorized):
Net assets	$7,393,340	$166,509,421	$5,478,178	$9,564,413	$18,697,515
Shares of beneficial interest issued and outstanding	334,256	10,267,547	526,247	919,684	1,221,361
Net asset value, offering and redemption price per share	$22.12	$16.22	$10.41	$10.40	$15.31
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited) — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
ASSETS:
Investments at value (unaffiliated)*	$322,525,954	$175,848,787	$201,329,720	$136,182,272
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	2,630,000	360,000	—	—
Cash	1,655,321	1,579	3,564	923,335
Foreign cash*	23	1	87,375	—
Cash collateral on futures contracts	49,227	21,330	15,000	25,000
Cash collateral for over-the-counter derivative contracts	—	10,000	—	15,000
Receivable for variation margin on futures contracts	3,490	135	—	218,304
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—
Receivable for:
Fund shares sold	36,103	99,744	11,509	14,021
Dividends and interest	552,570	39,509	278,244	129,365
Investments sold	278,187	1,562,585	229,281	275,646
Receipts on swap contracts	—	9,618	10,269	53,732
Prepaid expenses and other assets	95	442	—	771
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	36,769	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	17,244
Total assets	327,767,739	177,953,730	201,964,962	137,854,690
LIABILITIES:
Payable for:
Fund shares redeemed	183,336	75,280	111,288	155,187
Investments purchased	277,650	877,372	401,944	90,107
Payments on swap contracts	—	2,512	488	3,880
Investment advisory and management fees	211,376	125,208	140,835	96,511
Service fees—Class 2	2,279	2,628	2,149	1,415
Service fees—Class 3	1,757	2,502	1,999	1,641
Transfer agent fees and expenses	185	252	252	184
Trustees' fees and expenses	3,396	734	1,323	1,211
Other accrued expenses	141,015	115,451	131,339	107,104
Accrued foreign tax on capital gains	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—
Payable for variation margin on futures contracts	—	—	31	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	14,231	1,050	14,980
Total liabilities	820,994	1,216,170	792,698	472,220
Commitments and contingent liabilities (Note 5)
Net assets	$326,946,745	$176,737,560	$201,172,264	$137,382,470
* Cost
Investments (unaffiliated)	$282,978,952	$143,205,127	$167,474,948	$113,728,484
Investments (affiliated)	$—	$—	$—	$—
Foreign cash	$23	$1	$85,806	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — September 30, 2025 (unaudited) — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
NET ASSETS REPRESENTED BY:
Paid in capital	$231,450,229	$107,804,339	$131,481,369	$98,966,510
Total accumulated earnings (loss)	95,496,516	68,933,221	69,690,895	38,415,960
Net assets	$326,946,745	$176,737,560	$201,172,264	$137,382,470
Class 1 (unlimited shares authorized):
Net assets	$299,809,843	$143,673,669	$174,060,148	$118,172,847
Shares of beneficial interest issued and outstanding	22,817,813	8,557,194	9,762,456	9,900,959
Net asset value, offering and redemption price per share	$13.14	$16.79	$17.83	$11.94
Class 2 (unlimited shares authorized):
Net assets	$18,530,292	$20,997,907	$17,384,013	$11,314,932
Shares of beneficial interest issued and outstanding	1,413,587	1,441,582	980,016	997,900
Net asset value, offering and redemption price per share	$13.11	$14.57	$17.74	$11.34
Class 3 (unlimited shares authorized):
Net assets	$8,606,610	$12,065,984	$9,728,103	$7,894,691
Shares of beneficial interest issued and outstanding	656,073	906,091	549,914	720,674
Net asset value, offering and redemption price per share	$13.12	$13.32	$17.69	$10.95
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2025 (unaudited)

	SA Allocation Aggressive Portfolio	SA Allocation Balanced Portfolio	SA Allocation Moderate Portfolio	SA Allocation Moderately Aggressive Portfolio	SA American Century Inflation Managed Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$823,441
Interest (unaffiliated)	—	—	—	—	12,139,172
Total investment income*	—	—	—	—	12,962,613
EXPENSES:
Investment advisory and management fees	255,662	126,891	149,174	262,843	1,609,232
Service Fees:
Class 2	—	—	—	—	—
Class 3	612,732	298,844	347,184	621,375	419,926
Transfer agent fees and expenses	749	719	764	749	1,283
Custodian and accounting fees	9,585	5,708	5,877	9,051	38,404
Reports to shareholders	23,909	13,479	14,844	24,671	24,318
Audit and tax fees	15,047	16,320	16,467	15,777	34,970
Legal fees	8,946	5,134	5,814	9,248	10,807
Trustees' fees and expenses	6,371	3,306	3,818	6,631	7,151
Interest expense	—	—	—	—	41,424
License fee	6,932	6,952	6,952	6,932	2,109
Other expenses	8,746	8,173	8,238	7,751	25,051
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	948,679	485,526	559,132	965,028	2,214,675
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(25,566)	(12,689)	(14,917)	(26,284)	(161,879)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	923,113	472,837	544,215	938,744	2,052,796
Net investment income (loss)	(923,113)	(472,837)	(544,215)	(938,744)	10,909,817
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	4,334	1,023	1,500	6,671	(4,645,715)
Investments (affiliated)	(507,105)	(1,083,734)	(45,128)	1,114,547	—
Futures contracts	—	—	—	—	168,155
Forward contracts	—	—	—	—	7,264
Swap contracts	—	—	—	—	(887)
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(12,513)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	2,119,373	423,382	730,463	1,511,502	—
Net realized gain (loss) on investments and foreign currencies	1,616,602	(659,329)	686,835	2,632,720	(4,483,696)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	—	6,865,735
Investments (affiliated)	71,616,762	23,294,676	32,066,226	61,655,585	—
Futures contracts	—	—	—	—	(147,676)
Forward contracts	—	—	—	—	501,609
Swap contracts	—	—	—	—	(106,084)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	2	—	—	50	(3,598)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	71,616,764	23,294,676	32,066,226	61,655,635	7,109,986
Net realized and unrealized gain (loss) on investments and foreign currencies	73,233,366	22,635,347	32,753,061	64,288,355	2,626,290
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,310,253	$22,162,510	$32,208,846	$63,349,611	$13,536,107
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2025 (unaudited) — (continued)

	SA Columbia Focused Value Portfolio	SA Franklin Allocation Moderately Aggressive Portfolio	SA Multi- Managed Diversified Fixed Income Portfolio	SA Multi- Managed International Equity Portfolio	SA Multi- Managed Large Cap Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,277,701	$1,487,480	$55,800	$4,822,433	$786,097
Interest (unaffiliated)	39,163	1,098,898	14,595,900	9,391	18,397
Total investment income*	3,316,864	2,586,378	14,651,700	4,831,824	804,494
EXPENSES:
Investment advisory and management fees	1,406,761	880,367	2,248,110	1,329,409	1,191,468
Service Fees:
Class 2	8,456	25,881	8,834	9,458	22,687
Class 3	8,862	202,214	6,973	11,528	21,696
Transfer agent fees and expenses	883	1,684	979	1,123	916
Custodian and accounting fees	9,946	93,147	126,601	113,256	25,507
Reports to shareholders	12,557	9,747	30,949	12,559	14,065
Audit and tax fees	23,458	41,497	37,666	43,942	27,203
Legal fees	6,852	6,486	12,904	8,154	8,120
Trustees' fees and expenses	3,529	2,698	8,754	3,444	3,526
Interest expense	—	—	18,760	1,029	162
License fee	24	30,370	2,036	3,217	—
Other expenses	19,133	37,210	27,809	48,388	23,264
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,500,461	1,331,301	2,530,375	1,585,507	1,338,614
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(458,579)	(186,431)	—	(56,317)	(108,065)
Fees paid indirectly (Note 2)	(7,651)	(212)	—	—	—
Net expenses	1,034,231	1,144,658	2,530,375	1,529,190	1,230,549
Net investment income (loss)	2,282,633	1,441,720	12,121,325	3,302,634	(426,055)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	21,079,873	11,973,439	(1,439,227)	10,601,833	15,206,017
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	17,377	(1,158,220)	405,897	62,494
Forward contracts	—	160,141	(342,135)	—	—
Swap contracts	—	21,182	43,296	(3,463)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(8,444)	82,814	34,462	3,283
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	21,079,873	12,163,695	(2,813,472)	11,038,729	15,271,794
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	16,803,086	19,103,058	13,158,419	25,653,526	66,816,782
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	47,303	867,450	57,800	7,676
Forward contracts	—	(23,317)	(20,404)	—	—
Swap contracts	—	2,069	167,703	(546)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	11,727	(5,207)	146,967	218
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	3,642	—	(25,977)	—
Net unrealized gain (loss) on investments and foreign currencies	16,803,086	19,144,482	14,167,961	25,831,770	66,824,676
Net realized and unrealized gain (loss) on investments and foreign currencies	37,882,959	31,308,177	11,354,489	36,870,499	82,096,470
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,165,592	$32,749,897	$23,475,814	$40,173,133	$81,670,415
* Net of foreign withholding taxes on interest and dividends of	$10,630	$70,132	$(5,463)	$533,580	$5,945
** Net of foreign withholding taxes on capital gains of	$—	$20,217	$—	$3,039	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended September 30, 2025 (unaudited) — (continued)

	SA Multi- Managed Large Cap Value Portfolio	SA Multi- Managed Mid Cap Growth Portfolio	SA Multi- Managed Mid Cap Value Portfolio	SA Multi- Managed Small Cap Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,591,268	$462,029	$2,170,446	$922,571
Interest (unaffiliated)	35,490	17,818	35,452	10,061
Total investment income*	3,626,758	479,847	2,205,898	932,632
EXPENSES:
Investment advisory and management fees	1,254,552	729,108	824,849	554,571
Service Fees:
Class 2	14,252	15,766	13,134	8,340
Class 3	10,689	14,800	11,905	9,407
Transfer agent fees and expenses	882	1,203	1,203	883
Custodian and accounting fees	41,436	22,995	32,968	56,437
Reports to shareholders	14,383	7,969	8,823	6,212
Audit and tax fees	26,900	27,204	27,507	27,804
Legal fees	8,364	6,583	6,873	5,958
Trustees' fees and expenses	4,278	2,069	2,438	1,742
Interest expense	—	—	—	—
License fee	—	17,102	17,103	24
Other expenses	24,543	25,153	24,842	24,753
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,400,279	869,952	971,645	696,131
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—
Fees paid indirectly (Note 2)	(124)	(744)	—	(4,096)
Net expenses	1,400,155	869,208	971,645	692,035
Net investment income (loss)	2,226,603	(389,361)	1,234,253	240,597
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,600,024	18,361,907	6,947,749	1,225,804
Investments (affiliated)	—	—	—	—
Futures contracts	114,284	43,749	17,357	334,985
Forward contracts	(442,658)	—	76	—
Swap contracts	—	3,368	8,094	213,507
Net realized foreign exchange gain (loss) on other assets and liabilities	145	—	2,670	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	3,271,795	18,409,024	6,975,946	1,774,296
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	20,193,915	13,669,346	9,691,565	15,522,062
Investments (affiliated)	—	—	—	—
Futures contracts	7,343	5,884	6,395	19,760
Forward contracts	24,343	—	—	—
Swap contracts	—	(14,231)	(1,050)	2,264
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,715	—	2,330	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	20,237,316	13,660,999	9,699,240	15,544,086
Net realized and unrealized gain (loss) on investments and foreign currencies	23,509,111	32,070,023	16,675,186	17,318,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,735,714	$31,680,662	$17,909,439	$17,558,979
* Net of foreign withholding taxes on interest and dividends of	$21,073	$531	$9,601	$1,810
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA Allocation Aggressive		SA Allocation Balanced		SA Allocation Moderate
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(923,113)	$6,170,609	$(472,837)	$5,432,391	$(544,215)	$5,106,564
Net realized gain (loss) on investments and foreign currencies	1,616,602	17,394,233	(659,329)	1,835,742	686,835	7,036,171
Net unrealized gain (loss) on investments and foreign currencies	71,616,764	(1,215,916)	23,294,676	4,068,396	32,066,226	1,358,570
Net increase (decrease) in net assets resulting from operations	72,310,253	22,348,926	22,162,510	11,336,529	32,208,846	13,501,305
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(36,958)	—	(826)	—	(4,245)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(14,378,063)	—	(4,355,371)	—	(6,996,441)
Total distributions to shareholders	—	(14,415,021)	—	(4,356,197)	—	(7,000,686)
CAPITAL SHARE TRANSACTIONS (Note 7)	8,080,878	(7,010,104)	12,779,518	(20,358,962)	19,869,862	(27,087,361)
TOTAL INCREASE (DECREASE) IN NET ASSETS	80,391,131	923,801	34,942,028	(13,378,630)	52,078,708	(20,586,742)
NET ASSETS:
Beginning of period	458,096,914	457,173,113	229,067,992	242,446,622	261,429,780	282,016,522
End of period	$538,488,045	$458,096,914	$264,010,020	$229,067,992	$313,508,488	$261,429,780
	SA Allocation Moderately Aggressive		SA American Century Inflation Managed		SA Columbia Focused Value
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(938,744)	$8,086,615	$10,909,817	$19,376,686	$2,282,633	$4,939,555
Net realized gain (loss) on investments and foreign currencies	2,632,720	16,072,059	(4,483,696)	(11,363,926)	21,079,873	47,934,112
Net unrealized gain (loss) on investments and foreign currencies	61,655,635	(173,528)	7,109,986	22,734,075	16,803,086	(34,099,151)
Net increase (decrease) in net assets resulting from operations	63,349,611	23,985,146	13,536,107	30,746,835	40,165,592	18,774,516
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(10,159)	—	(6,873,011)	—	(33,224,742)
Distributable earnings — Class 2	—	—	—	—	—	(1,527,426)
Distributable earnings — Class 3	—	(15,200,677)	—	(12,310,286)	—	(925,450)
Total distributions to shareholders	—	(15,210,836)	—	(19,183,297)	—	(35,677,618)
CAPITAL SHARE TRANSACTIONS (Note 7)	23,188,709	(36,598,752)	2,402,555	(48,406,866)	864,016	(54,799,548)
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,538,320	(27,824,442)	15,938,662	(36,843,328)	41,029,608	(71,702,650)
NET ASSETS:
Beginning of period	464,895,348	492,719,790	530,242,490	567,085,818	260,057,398	331,760,048
End of period	$551,433,668	$464,895,348	$546,181,152	$530,242,490	$301,087,006	$260,057,398
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Allocation Moderately Aggressive		SA Multi-Managed Diversified Fixed Income		SA Multi-Managed International Equity
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,441,720	$2,690,488	$12,121,325	$22,623,128	$3,302,634	$4,673,077
Net realized gain (loss) on investments and foreign currencies	12,163,695	27,974,106	(2,813,472)	(9,523,951)	11,038,729	17,175,940
Net unrealized gain (loss) on investments and foreign currencies	19,144,482	(16,143,600)	14,167,961	17,246,018	25,831,770	(9,292,505)
Net increase (decrease) in net assets resulting from operations	32,749,897	14,520,994	23,475,814	30,345,195	40,173,133	12,556,512
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(162,692)	—	(23,502,925)	—	(11,590,848)
Distributable earnings — Class 2	—	(479,448)	—	(434,729)	—	(584,049)
Distributable earnings — Class 3	—	(2,123,334)	—	(201,242)	—	(420,620)
Total distributions to shareholders	—	(2,765,474)	—	(24,138,896)	—	(12,595,517)
CAPITAL SHARE TRANSACTIONS (Note 7)	(18,563,090)	(19,394,268)	43,959,717	(46,991,316)	4,580,075	(54,961,404)
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,186,807	(7,638,748)	67,435,531	(40,785,017)	44,753,208	(55,000,409)
NET ASSETS:
Beginning of period	199,348,068	206,986,816	641,542,848	682,327,865	246,935,082	301,935,491
End of period	$213,534,875	$199,348,068	$708,978,379	$641,542,848	$291,688,290	$246,935,082
	SA Multi-Managed Large Cap Growth		SA Multi-Managed Large Cap Value		SA Multi-Managed Mid Cap Growth
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(426,055)	$(930,166)	$2,226,603	$5,866,371	$(389,361)	$(840,158)
Net realized gain (loss) on investments and foreign currencies	15,271,794	95,056,950	3,271,795	50,939,947	18,409,024	21,529,148
Net unrealized gain (loss) on investments and foreign currencies	66,824,676	(52,286,369)	20,237,316	(35,500,183)	13,660,999	(15,435,814)
Net increase (decrease) in net assets resulting from operations	81,670,415	41,840,415	25,735,714	21,306,135	31,680,662	5,253,176
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(31,105,966)	—	(52,219,165)	—	—
Distributable earnings — Class 2	—	(3,728,324)	—	(3,279,735)	—	—
Distributable earnings — Class 3	—	(2,194,574)	—	(1,484,995)	—	—
Total distributions to shareholders	—	(37,028,864)	—	(56,983,895)	—	—
CAPITAL SHARE TRANSACTIONS (Note 7)	4,104,723	(115,604,671)	(787,411)	(182,413,213)	(3,196,925)	(24,999,701)
TOTAL INCREASE (DECREASE) IN NET ASSETS	85,775,138	(110,793,120)	24,948,303	(218,090,973)	28,483,737	(19,746,525)
NET ASSETS:
Beginning of period	244,909,577	355,702,697	301,998,442	520,089,415	148,253,823	168,000,348
End of period	$330,684,715	$244,909,577	$326,946,745	$301,998,442	$176,737,560	$148,253,823
See Notes to Financial Statements

Seasons Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Multi-Managed Mid Cap Value		SA Multi-Managed Small Cap
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,234,253	$1,883,139	$240,597	$314,926
Net realized gain (loss) on investments and foreign currencies	6,975,946	27,995,974	1,774,296	15,780,510
Net unrealized gain (loss) on investments and foreign currencies	9,699,240	(26,281,700)	15,544,086	(21,369,511)
Net increase (decrease) in net assets resulting from operations	17,909,439	3,597,413	17,558,979	(5,274,075)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(13,071,400)	—	(2,995,545)
Distributable earnings — Class 2	—	(1,485,316)	—	(283,913)
Distributable earnings — Class 3	—	(806,912)	—	(191,582)
Total distributions to shareholders	—	(15,363,628)	—	(3,471,040)
CAPITAL SHARE TRANSACTIONS (Note 7)	4,498,064	(21,349,258)	(4,287,656)	(34,949,668)
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,407,503	(33,115,473)	13,271,323	(43,694,783)
NET ASSETS:
Beginning of period	178,764,761	211,880,234	124,111,147	167,805,930
End of period	$201,172,264	$178,764,761	$137,382,470	$124,111,147
See Notes to Financial Statements

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
    Seasons Series Trust (the “Trust" or "SST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 14 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.
    On June 26, 2025, Corebridge and Venerable Holdings, Inc. (“Venerable”) announced that they entered into a definitive agreement, pursuant to which Venerable will acquire SAAMCo (the “Transaction”). The Transaction is expected to close in the fourth quarter of 2025, pending satisfaction of all closing conditions. As required under the 1940 Act, the closing of the Transaction will be deemed an “assignment” of the Investment Advisory and Management Agreement between SAAMCo and the Trust with respect to the Portfolios, which will result in its automatic termination. To ensure that SAAMCo may continue to provide advisory services to the Portfolios without interruption, on September 18, 2025, the Board of Trustees of the Trust approved a new substantially identical Investment Advisory and Management Agreement with SAAMCo with respect to the Portfolios, which will be presented to the shareholders of each Portfolio for approval. If approved by shareholders, the new Investment Advisory and Management Agreement will take effect upon closing of the Transaction or such later time as shareholder approval is obtained. The Transaction is not expected to result in any change in the portfolio management of the Portfolios or in the Portfolios’ investment objectives or policies.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. The SA Franklin Allocation Moderately Aggressive Portfolio, called the “Seasons Strategies Portfolio,” is available only through the selection of one of four “strategies” described in the Seasons Variable Contract prospectus. The Seasons Strategy Portfolio may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Thirteen additional Portfolios, called the “Seasons Select Portfolios,” the “Seasons Focused Portfolio” and the “Seasons Managed Allocation Portfolios,” are available in addition to the Seasons Strategies Portfolio as variable investment options under Variable Contracts offered by the Life Companies. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract.
    Each Seasons Managed Allocation Portfolio is structured as a “fund-of-funds” which means that it pursues its principal investment strategy by investing its assets in a combination of the portfolios of the Trust and certain other SunAmerica Series Trust ("SAST") portfolios (collectively, the “Underlying Portfolios”).
    Each Portfolio is diversified with the exception of SA Multi-Managed Large Cap Growth Portfolio, which is non-diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    Seasons Strategies Portfolio
    The SA Franklin Allocation Moderately Aggressive Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.
    Seasons Select Portfolios
    The SA American Century Inflation Managed Portfolio seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
    The SA Multi-Managed Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.
    The SA Multi-Managed International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.
    The SA Multi-Managed Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.
    The SA Multi-Managed Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.
    The SA Multi-Managed Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.
    The SA Multi-Managed Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The SA Multi-Managed Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.
    Seasons Focused Portfolio
    The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in equity securities of large-cap companies.
    Seasons Managed Allocation Portfolios
    The SA Allocation Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.
    TheSA Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.
    The SA Allocation Moderately Aggressive Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.
    The SA Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of September 30, 2025, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	11.66%	$255,000
SA Multi-Managed Large Cap Value Portfolio	20.80	455,000
SA Multi-Managed Mid Cap Growth Portfolio	2.74	60,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated September 30, 2025, bearing interest at a rate of 4.19% per annum, with a principal amount of $2,187,000, a repurchase price of $2,187,255, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/15/2031	$2,546,000	$2,228,027
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	12.17%	$365,000
SA Multi-Managed Large Cap Value Portfolio	21.33	640,000
SA Multi-Managed Mid Cap Growth Portfolio	3.17	95,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $3,000,000, a repurchase price of $3,000,350, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	05/15/2034	$2,942,000	$3,060,030
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	11.67%	$350,000
SA Multi-Managed Large Cap Value Portfolio	20.83	625,000
SA Multi-Managed Mid Cap Growth Portfolio	2.83	85,000

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    BNP Paribas SA, dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $3,000,000, a repurchase price of $3,000,050, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	05/15/2041	$4,088,600	$3,068,617
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	11.67%	$255,000
SA Multi-Managed Large Cap Value Portfolio	20.81	455,000
SA Multi-Managed Mid Cap Growth Portfolio	2.74	60,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated September 30, 2025, bearing interest at a rate of 4.20% per annum, with a principal amount of $2,186,000, a repurchase price of $2,186,255, and a maturity date of  October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	12/31/2029	$2,172,000	$2,252,011
    As of September 30, 2025, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Diversified Fixed Income Portfolio	11.66%	$255,000
SA Multi-Managed Large Cap Value Portfolio	20.80	455,000
SA Multi-Managed Mid Cap Growth Portfolio	2.74	60,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated September 30, 2025, bearing interest at a rate of 4.19% per annum, with a principal amount of $2,187,000 a repurchase price of $2,187,255, and a maturity date of October 1, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.75%	08/31/2031	$2,235,000	$2,232,050
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
    Operating Segments: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Recent Accounting and Regulatory Developments
    In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-09 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-09.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
    Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
    CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
    A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of September 30, 2025, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended September 30, 2025. For a detailed presentation of derivatives held as of September 30, 2025, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$2,231,011	$—	$—	$—	$35,207	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	—	—	—	—	19,795	—	—	—
SA Franklin Allocation Moderately Aggressive	20,661	—	—	—	23,233	—	—	—
SA Multi-Managed Diversified Fixed Income	421,204	768,977	—	—	444,645	153,577	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	18,696	9,914	—	—	37,622	1,077	—	—
SA Multi-Managed International Equity	7,826	—	—	—	184	546	—	—
SA Multi-Managed Large Cap Growth	3,771	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value	3,438	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	129	—	—	—	—	14,231	—	—
SA Multi-Managed Mid Cap Value	640	93	—	—	—	1,143	—	—
SA Multi-Managed Small Cap	2,482	17,244	—	—	1,334	14,980	—	—
	Foreign Exchange Contracts
SA American Century Inflation Managed	—	—	—	506,480	—	—	—	4,871
SA Franklin Allocation Moderately Aggressive	—	—	—	30,657	—	—	—	35,621
SA Multi-Managed Diversified Fixed Income	—	—	—	—	—	—	—	4,967
SA Multi-Managed Large Cap Growth	—	—	42,137	—	—	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Portfolio	Foreign Exchange Contracts
SA Multi-Managed Large Cap Value	$—	$—	$—	$36,769	$—	$—	$—	$—

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$(887)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	168,155	—	—	—	—
SA Franklin Allocation Moderately Aggressive	34,254	—	—	—	—
SA Multi-Managed Diversified Fixed Income	(1,158,220)	43,296	—	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	(16,877)	21,182	—	—	—
SA Multi-Managed International Equity	405,897	(3,463)	—	—	—
SA Multi-Managed Large Cap Growth	62,494	—	—	—	—
SA Multi-Managed Large Cap Value	114,284	—	—	—	—
SA Multi-Managed Mid Cap Growth	43,749	3,368	—	—	—
SA Multi-Managed Mid Cap Value	17,357	8,094	—	—	—
SA Multi-Managed Small Cap	334,985	213,507	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	7,264
SA Franklin Allocation Moderately Aggressive	—	—	—	—	160,141
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(342,135)
SA Multi-Managed Large Cap Growth	—	—	—	(103,425)	—
SA Multi-Managed Large Cap Value	—	—	—	—	(442,658)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Inflation Contracts
SA American Century Inflation Managed	$—	$(106,084)	$—	$—	$—
	Interest Rate Contracts
SA American Century Inflation Managed	(147,676)	—	—	—	—
SA Franklin Allocation Moderately Aggressive	(50,300)	—	—	—	—
SA Multi-Managed Diversified Fixed Income	867,450	167,703	—	—	—
	Equity Contracts
SA Franklin Allocation Moderately Aggressive	97,603	2,069	—	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Equity Contracts
SA Multi-Managed International Equity	$57,800	$(546)	$—	$—	$—
SA Multi-Managed Large Cap Growth	7,676	—	—	—	—
SA Multi-Managed Large Cap Value	7,343	—	—	—	—
SA Multi-Managed Mid Cap Growth	5,884	(14,231)	—	—	—
SA Multi-Managed Mid Cap Value	6,395	(1,050)	—	—	—
SA Multi-Managed Small Cap	19,760	2,264	—	—	—
	Foreign Forward Exchange Contracts
SA American Century Inflation Managed	—	—	—	—	501,609
SA Franklin Allocation Moderately Aggressive	—	—	—	—	(23,317)
SA Multi-Managed Diversified Fixed Income	—	—	—	—	(20,404)
SA Multi-Managed Large Cap Growth	—	—	—	(287,594)	—
SA Multi-Managed Large Cap Value	—	—	—	—	24,343

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2025.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Equity Swap Contracts(1)	Contracts For Difference Swap Contracts(1)
SA American Century Inflation Managed	$6,433,786	$20,235,448	$—	$248,783,333	$—	$—	$—
SA Franklin Allocation Moderately Aggressive	15,933,520	9,265,423	—	—	—	341,305	—
SA Multi-Managed Diversified Fixed Income	128,453,530	6,454,240	—	—	11,960,000	—	—
SA Multi-Managed International Equity	395,148	—	—	—	—	—	42,992
SA Multi-Managed Large Cap Growth	337,963	—	106,720	—	—	—	—
SA Multi-Managed Large Cap Value	408,795	8,192,389	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	186,941	—	—	—	—	—	268,293
SA Multi-Managed Mid Cap Value	290,352	—	—	—	—	—	45,744
SA Multi-Managed Small Cap	1,293,473	—	—	—	—	—	869,265

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended September 30, 2025:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Purchased Call Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Equity Swap Contracts	Contracts For Difference Swaps
SA American Century Inflation Managed	1	2	—	3	—	—	—
SA Franklin Allocation Moderately Aggressive Portfolio	1, 4	2	—	—	—	5	—
SA Multi-Managed Diversified Fixed Income	1	2	—	—	1	—	—
SA Multi-Managed International Equity	4	—	—	—	—	—	4
SA Multi-Managed Large Cap Growth	4	—	6	—	—	—	—
SA Multi-Managed Large Cap Value	4	2	—	—	—	—	—
SA Multi-Managed Mid Cap Growth	4	—	—	—	—	—	4
SA Multi-Managed Mid Cap Value	4	—	—	—	—	—	4
SA Multi-Managed Small Cap	4	—	—	—	—	—	4

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

(3)	To manage inflation risk and the duration of the portfolio.
(4)	To manage exposures in certain securities markets.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of September 30, 2025. The repurchase agreements held by the Portfolios as of September 30, 2025, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA American Century Inflation Managed Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$192,598	$—	$—	$192,598	$576	$—	$—	$576	$192,022	$—	$192,022
Goldman Sachs International	2,379	—	—	2,379	2,302	—	—	2,302	77	—	77
Morgan Stanley & Co. International PLC	311,503	—	—	311,503	1,993	—	—	1,993	309,510	—	309,510
Total	$506,480	$—	$—	$506,480	$4,871	$—	$—	$4,871	$501,609	$—	$501,609

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Franklin Allocation Moderately Aggressive Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$5,852	$9,914	$—	$15,766	$5,270	$1,077	$—	$6,347	$9,419	$—	$9,419
Barclays Bank PLC	1,710	—	—	1,710	4,455	—	—	4,455	(2,745)	—	(2,745)
Citibank, N.A.	5,196	—	—	5,196	11	—	—	11	5,185	—	5,185
Goldman Sachs International	7,915	—	—	7,915	2,988	—	—	2,988	4,927	—	4,927
HSBC Bank PLC	1	—	—	1	8,269	—	—	8,269	(8,268)	—	(8,268)
JPMorgan Chase Bank, N.A.	723	—	—	723	354	—	—	354	369	—	369
Morgan Stanley & Co. International PLC	4,792	—	—	4,792	5,692	—	—	5,692	(900)	—	(900)
State Street Bank & Trust Company	1,190	—	—	1,190	4,798	—	—	4,798	(3,608)	—	(3,608)
Toronto Dominion Bank	62	—	—	62	2,906	—	—	2,906	(2,844)	—	(2,844)
UBS AG	3,039	—	—	3,039	878	—	—	878	2,161	—	2,161
Westpac Banking Corp.	177	—	—	177	—	—	—	—	177	—	177
Total	$30,657	$9,914	$—	$40,571	$35,621	$1,077	$—	$36,698	$3,873	$—	$3,873

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$4,967	$—	$—	$4,967	$(4,967)	$—	$(4,967)
Total	$—	$—	$—	$—	$4,967	$—	$—	$4,967	$(4,967)	$—	$(4,967)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed International Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$—	$546	$—	$546	$(546)	$546	$—
Total	$—	$—	$—	$—	$—	$546	$—	$546	$(546)	$546	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$4,900	$4,900	$—	$—	$—	$—	$4,900	$(4,900)	$—
JPMorgan Chase Bank, N.A.	—	—	1,818	1,818	—	—	—	—	1,818	(1,818)	—
Standard Chartered Bank	—	—	35,419	35,419	—	—	—	—	35,419	(35,419)	—
Total	$—	$—	$42,137	$42,137	$—	$—	$—	$—	$42,137	$(42,137)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$4,450	$—	$—	$4,450	$—	$—	$—	$—	$4,450	$—	$4,450
Citibank, N.A.	9,150	—	—	9,150	—	—	—	—	9,150	—	9,150
Goldman Sachs International	8,681	—	—	8,681	—	—	—	—	8,681	—	8,681
JPMorgan Chase Bank, N.A.	2,421	—	—	2,421	—	—	—	—	2,421	—	2,421
Morgan Stanley & Co. International PLC	4,713	—	—	4,713	—	—	—	—	4,713	—	4,713
UBS AG	7,354	—	—	7,354	—	—	—	—	7,354	—	7,354
Total	$36,769	$—	$—	$36,769	$—	$—	$—	$—	$36,769	$—	$36,769

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Mid Cap Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs and Co. LLC	$—	$—	$—	$—	$—	$1,257	$—	$1,257	$(1,257)	$—	$(1,257)
HSBC Holdings	—	—	—	—	—	12,974	—	12,974	(12,974)	10,000	(2,974)
Total	$—	$—	$—	$—	$—	$14,231	$—	$14,231	$(14,231)	$10,000	$(4,231)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed Mid Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$93	$—	$93	$—	$39	$—	$39	$54	$—	$54
Goldman Sachs and Co. LLC	—	—	—	—	—	1,104	—	1,104	(1,104)	—	(1,104)
Total	$—	$93	$—	$93	$—	$1,143	$—	$1,143	$(1,050)	$—	$(1,050)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
	SA Multi-Managed Small Cap Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$16,975	$—	$16,975	$—	$—	$—	$—	$16,975	$—	$16,975
BNP Paribas	—	241	—	241	—	4,757	—	4,757	(4,516)	—	(4,516)
Goldman Sachs and Co. LLC	—	28	—	28	—	3,501	—	3,501	(3,473)	—	(3,473)
HSBC Holdings	—	—	—	—	—	2,657	—	2,657	(2,657)	2,657	—
JPMorgan Securities, LLC	—	—	—	—	—	4,065	—	4,065	(4,065)	—	(4,065)
Total	$—	$17,244	$—	$17,244	$—	$14,980	$—	$14,980	$2,264	$2,657	$4,921

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, inflation securities, investments in partnerships and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2025
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA Allocation Aggressive	$9,299,525	$15,373,689	$(904,411)	$5,525,236	$8,889,785
SA Allocation Balanced	6,331,012	1,502,587	(12,932,032)	4,356,197	—
SA Allocation Moderate	6,615,897	6,561,298	(8,791,481)	4,472,154	2,528,532
SA Allocation Moderately Aggressive	10,863,552	14,706,508	(3,257,768)	7,080,086	8,130,750
SA American Century Inflation Managed	18,899,141	(61,687,324)	(35,741,171)	19,183,297	—
SA Columbia Focused Value	4,399,848	48,224,418	46,075,391	6,359,371	29,318,247
SA Franklin Allocation Moderately Aggressive	5,249,129	23,429,551	28,912,164	2,765,474	—
SA Multi-Managed Diversified Fixed Income	22,512,593	(76,328,885)	(49,311,774)	24,138,896	—
SA Multi-Managed International Equity	4,839,261	14,820,209	48,226,564	7,363,607	5,231,910
SA Multi-Managed Large Cap Growth	14,537,154	77,795,028	54,796,442	1,389,293	35,639,571
SA Multi-Managed Large Cap Value	10,152,280	45,628,156	13,980,930	32,950,084	24,033,811
SA Multi-Managed Mid Cap Growth	314,923	19,399,006	17,538,623	—	—
SA Multi-Managed Mid Cap Value	4,289,119	25,193,695	22,299,195	3,054,022	12,309,606
SA Multi-Managed Small Cap	886,519	15,560,976	4,409,509	1,278,709	2,192,331

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    As of March 31, 2025, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA American Century Inflation Managed	$23,192,206	$38,495,118
SA Multi-Managed Diversified Fixed Income	28,651,141	47,677,744
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Allocation Aggressive	$80,066,498	$(9,354,147)	$70,712,351	$468,066,798
SA Allocation Balanced	22,647,987	(12,285,343)	10,362,644	253,837,102
SA Allocation Moderate	34,110,280	(10,835,535)	23,274,745	290,440,128
SA Allocation Moderately Aggressive	71,932,776	(13,534,959)	58,397,817	493,329,978
SA American Century Inflation Managed	7,796,455	(36,424,042)	(28,627,587)	574,070,752
SA Columbia Focused Value	76,693,295	(13,814,818)	62,878,477	235,611,110
SA Franklin Allocation Moderately Aggressive	52,715,877	(4,630,005)	48,085,872	165,899,120
SA Multi-Managed Diversified Fixed Income	9,220,097	(44,358,933)	(35,138,836)	884,144,343
SA Multi-Managed International Equity	84,942,948	(10,977,944)	73,965,004	214,516,349
SA Multi-Managed Large Cap Growth	127,863,167	(6,242,345)	121,620,822	207,760,319
SA Multi-Managed Large Cap Value	53,502,665	(19,294,890)	34,207,775	290,979,865
SA Multi-Managed Mid Cap Growth	38,395,440	(7,195,818)	31,199,622	145,000,818
SA Multi-Managed Mid Cap Value	43,264,139	(11,268,289)	31,995,850	169,339,215
SA Multi-Managed Small Cap	31,558,247	(11,604,652)	19,953,595	116,250,701
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Allocation Aggressive		0.10%	0.09%
SA Allocation Balanced		0.10%	0.09%
SA Allocation Moderate		0.10%	0.09%
SA Allocation Moderately Aggressive		0.10%	0.09%
SA American Century Inflation Managed	American Century Invesment Management, Inc.	0.60% on the first $500 million 0.55% over $500 million	0.54% on the first $500 million 0.49% over $500 million * * Voluntary Waiver
SA Columbia Focused Value	Columbia Management Investment Advisers, LLC	1.00% on the first $250 million 0.95% on the next $250 million 0.90% over $500 million	0.67%
SA Franklin Allocation Moderately Aggressive	Putnam Investment Management, LLC	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	0.67% on the first $250 million 0.62% on the next $750 million 0.55% over $1 billion
SA Multi-Managed Diversified Fixed Income	PineBridge Investments LLC Wellington Management Company LLP	0.70% on the first $200 million 0.65% on the next $200 million 0.60% over $400 million	No fee waiver

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Multi-Managed International Equity	BlackRock Investment Management, LLC Schroder Investment Management North America Inc. T. Rowe Price Associates, Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% over $500 million	0.91% on the first $250 million 0.86% on the next $250 million 0.81% over $500 million
SA Multi-Managed Large Cap Growth	BlackRock Investment Management, LLC Goldman Sachs Asset Management, L.P. Morgan Stanley Investment Management Inc.	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	0.73% on the first $250 million 0.67% on the next $250 million 0.58% over $500 million
SA Multi-Managed Large Cap Value	American Century Invesment Management, Inc. BlackRock Investment Management, LLC Wellington Management Company LLP	0.80% on the first $250 million 0.75% on the next $250 million 0.70% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Growth	BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. Wellington Management Company LLP	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Mid Cap Value	BlackRock Investment Management, LLC Massachusetts Financial Services Company T. Rowe Price Associates, Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
SA Multi-Managed Small Cap	BlackRock Investment Management, LLC J.P. Morgan Investment Management, Inc. Schroder Investment Management North America Inc.	0.85% on the first $250 million 0.80% on the next $250 million 0.75% over $500 million	No fee waiver
    For the six months ended September 30, 2025, advisory fees waived were as follows:
Portfolio	Amount
SA Allocation Aggressive	$25,566
SA Allocation Balanced	12,689
SA Allocation Moderate	14,917
SA Allocation Moderately Aggressive	26,284
SA American Century Inflation Managed	161,879
SA Columbia Focused Value	458,579
SA Franklin Allocation Moderately Aggressive	186,431
SA Multi-Managed International Equity	56,317
SA Multi-Managed Large Cap Growth	108,065
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement.  Accordingly, for the six months ended September 30, 2025, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.  Effective October 1, 2025, the Master Transfer Agency Agreement with VRSCO and the Trust, and certain other mutual funds advised by SAAMCo was updated and the Trust and certain other mutual funds advised by SAAMCo will pay VRSCO, on an annual basis, a fee in the aggregate amount of $1,000,000 for transfer agency services provided pursuant to the agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2025, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended September 30, 2025 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Aggressive	$51,530,970	$44,309,222	$—	$—
SA Allocation Balanced	35,105,567	22,747,333	—	—
SA Allocation Moderate	46,583,059	27,200,824	—	—

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Allocation Moderately Aggressive	$70,009,078	$47,685,406	$—	$—
SA American Century Inflation Managed	130,855,356	40,431,597	64,923,683	155,435,085
SA Columbia Focused Value	62,158,391	62,084,813	—	—
SA Franklin Allocation Moderately Aggressive	50,799,320	62,586,728	408,954	802,075
SA Multi-Managed Diversified Fixed Income	168,711,918	124,116,562	113,901,247	87,650,391
SA Multi-Managed International Equity	65,229,942	56,166,858	—	—
SA Multi-Managed Large Cap Growth	64,015,790	60,721,207	—	—
SA Multi-Managed Large Cap Value	58,287,436	58,491,677	—	—
SA Multi-Managed Mid Cap Growth	93,573,740	97,119,076	—	—
SA Multi-Managed Mid Cap Value	53,326,425	44,740,005	—	—
SA Multi-Managed Small Cap	50,771,270	55,078,971	—	—
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Allocation Aggressive Portfolio				SA Allocation Balanced Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	101,106	$1,646,529	144	$2,155	130,096	$1,287,780	34	$322
Shares issued in merger	1,439,815	21,555,034	—	—	1,795,146	16,910,097	—	—
Reinvested dividends	—	—	2,335	36,958	—	—	85	826
Shares redeemed	(151,536)	(2,488,987)	(5,424)	(83,177)	(255,865)	(2,529,797)	(54)	(512)
Total	1,389,385	$20,712,576	(2,945)	$(44,064)	1,669,377	$15,668,080	65	$636
Class 3
Shares sold	590,236	$9,057,245	1,453,622	$21,993,320	600,621	$5,925,949	1,462,048	$13,842,810
Shares issued in merger	893,796	13,274,210	—	—	932,220	8,785,335	—	—
Reinvested dividends	—	—	914,635	14,378,063	—	—	449,007	4,355,371
Shares redeemed	(2,187,045)	(34,963,153)	(2,857,198)	(43,337,423)	(1,801,772)	(17,599,846)	(4,079,840)	(38,557,779)
Total	(703,013)	$(12,631,698)	(488,941)	$(6,966,040)	(268,931)	$(2,888,562)	(2,168,785)	$(20,359,598)
Net increase (decrease)	686,372	$8,080,878	(491,886)	$(7,010,104)	1,400,446	$12,779,518	(2,168,720)	$(20,358,962)
	SA Allocation Moderate Portfolio				SA Allocation Moderately Aggressive Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	169,288	$1,801,990	45	$458	221,978	$2,413,045	130	$1,313
Shares issued in merger	2,265,963	22,661,899	—	—	3,103,231	31,461,491	—	—
Reinvested dividends	—	—	407	4,245	—	—	958	10,159
Shares redeemed	(226,309)	(2,405,922)	(271)	(2,742)	(303,209)	(3,252,576)	(902)	(9,278)
Total	2,208,942	$22,057,967	181	$1,961	3,022,000	$30,621,960	186	$2,194
Class 3
Shares sold	335,002	$3,547,609	1,023,876	$10,140,532	690,257	$7,364,181	1,355,920	$13,980,391
Shares issued in merger	1,238,005	12,329,289	—	—	2,134,870	21,555,358	—	—
Reinvested dividends	—	—	673,382	6,996,441	—	—	1,438,096	15,200,677
Shares redeemed	(1,726,614)	(18,065,003)	(4,382,089)	(44,226,295)	(3,391,151)	(36,352,790)	(6,402,790)	(65,782,014)
Total	(153,607)	$(2,188,105)	(2,684,831)	$(27,089,322)	(566,024)	$(7,433,251)	(3,608,774)	$(36,600,946)
Net increase (decrease)	2,055,335	$19,869,862	(2,684,650)	$(27,087,361)	2,455,976	$23,188,709	(3,608,588)	$(36,598,752)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA American Century Inflation Managed Portfolio				SA Columbia Focused Value Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,660,230	$23,386,911	3,230,038	$27,426,949	1,334,005	$24,738,509	53,982	$1,101,191
Reinvested dividends	—	—	794,568	6,873,011	—	—	1,684,825	33,224,742
Shares redeemed	(1,898,727)	(16,818,557)	(4,155,196)	(36,427,685)	(1,085,248)	(21,812,780)	(4,265,254)	(89,059,310)
Total	761,503	$6,568,354	(130,590)	$(2,127,725)	248,757	$2,925,729	(2,526,447)	$(54,733,377)
Class 2
Shares sold					5,660	$99,239	15,610	$318,006
Reinvested dividends					—	—	77,104	1,527,426
Shares redeemed					(73,471)	(1,518,000)	(106,970)	(2,185,567)
Total					(67,811)	$(1,418,761)	(14,256)	$(340,135)
Class 3
Shares sold	2,764,891	$24,335,539	2,060,617	$17,735,931	1,364	$27,969	10,925	$211,528
Reinvested dividends	—	—	1,438,118	12,310,286	—	—	46,646	925,450
Shares redeemed	(3,254,868)	(28,501,338)	(8,808,802)	(76,325,358)	(32,737)	(670,921)	(42,630)	(863,014)
Total	(489,977)	$(4,165,799)	(5,310,067)	$(46,279,141)	(31,373)	$(642,952)	14,941	$273,964
Net increase (decrease)	271,526	$2,402,555	(5,440,657)	$(48,406,866)	149,573	$864,016	(2,525,762)	$(54,799,548)
	SA Franklin Allocation Moderately Aggressive Portfolio				SA Multi-Managed Diversified Fixed Income Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,602	$26,012	42,207	$614,930	10,781,775	$109,308,657	6,470,922	$65,478,350
Reinvested dividends	—	—	11,052	162,692	—	—	2,336,275	23,502,925
Shares redeemed	(66,967)	(1,000,450)	(174,386)	(2,370,729)	(6,279,310)	(64,026,738)	(13,192,933)	(133,983,991)
Total	(65,365)	$(974,438)	(121,127)	$(1,593,107)	4,502,465	$45,281,919	(4,385,736)	$(45,002,716)
Class 2
Shares sold	8,363	$130,402	137,109	$1,982,651	42,822	$444,667	57,997	$590,041
Reinvested dividends	—	—	32,527	479,448	—	—	43,171	434,729
Shares redeemed	(231,890)	(3,506,318)	(559,070)	(7,761,400)	(120,856)	(1,235,402)	(215,125)	(2,195,686)
Total	(223,527)	$(3,375,916)	(389,434)	$(5,299,301)	(78,034)	$(790,735)	(113,957)	$(1,170,916)
Class 3
Shares sold	244,586	$3,521,016	852,542	$11,875,264	22,101	$225,642	16,648	$165,430
Reinvested dividends	—	—	145,036	2,123,334	—	—	20,064	201,242
Shares redeemed	(1,174,396)	(17,733,752)	(1,895,089)	(26,500,458)	(74,471)	(757,109)	(117,719)	(1,184,356)
Total	(929,810)	$(14,212,736)	(897,511)	$(12,501,860)	(52,370)	$(531,467)	(81,007)	$(817,684)
Net increase (decrease)	(1,218,702)	$(18,563,090)	(1,408,072)	$(19,394,268)	4,372,061	$43,959,717	(4,580,700)	$(46,991,316)
	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,969,525	$27,568,162	213,759	$1,953,772	2,433,802	$32,223,893	85,854	$1,132,427
Reinvested dividends	—	—	1,317,142	11,590,849	—	—	2,152,662	31,105,965
Shares redeemed	(2,078,705)	(20,315,260)	(7,233,623)	(66,348,889)	(1,592,566)	(22,993,200)	(10,729,986)	(147,060,613)
Total	890,820	$7,252,902	(5,702,722)	$(52,804,268)	841,236	$9,230,693	(8,491,470)	$(114,822,221)
Class 2
Shares sold	790	$8,053	66,857	$583,205	1,677	$22,737	16,688	$207,409
Reinvested dividends	—	—	66,069	584,048	—	—	274,950	3,728,324
Shares redeemed	(209,424)	(2,076,422)	(286,592)	(2,651,722)	(271,758)	(3,639,125)	(358,541)	(4,602,897)
Total	(208,634)	$(2,068,369)	(153,666)	$(1,484,469)	(270,081)	$(3,616,388)	(66,903)	$(667,164)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Multi-Managed International Equity Portfolio				SA Multi-Managed Large Cap Growth Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	6,452	$66,246	61,564	$524,454	2,498	$35,176	25,589	$316,119
Reinvested dividends	—	—	47,743	420,620	—	—	167,269	2,194,575
Shares redeemed	(69,077)	(670,704)	(179,602)	(1,617,741)	(112,129)	(1,544,758)	(210,205)	(2,625,980)
Total	(62,625)	$(604,458)	(70,295)	$(672,667)	(109,631)	$(1,509,582)	(17,347)	$(115,286)
Net increase (decrease)	619,561	$4,580,075	(5,926,683)	$(54,961,404)	461,524	$4,104,723	(8,575,720)	$(115,604,671)
	SA Multi-Managed Large Cap Value Portfolio				SA Multi-Managed Mid Cap Growth Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	2,232,516	$26,095,955	119,112	$1,563,924	732,284	$10,482,790	323,250	$4,639,947
Reinvested dividends	—	—	4,137,810	52,219,164	—	—	—	—
Shares redeemed	(1,881,663)	(23,299,620)	(17,452,687)	(237,681,000)	(655,400)	(10,335,073)	(1,789,314)	(25,522,614)
Total	350,853	$2,796,335	(13,195,765)	$(183,897,912)	76,884	$147,717	(1,466,064)	$(20,882,667)
Class 2
Shares sold	8,721	$108,184	10,198	$124,252	3,534	$50,606	20,058	$231,399
Reinvested dividends	—	—	260,296	3,279,735	—	—	—	—
Shares redeemed	(218,682)	(2,740,375)	(174,738)	(2,369,087)	(164,672)	(2,297,204)	(209,889)	(2,589,765)
Total	(209,961)	$(2,632,191)	95,756	$1,034,900	(161,138)	$(2,246,598)	(189,831)	$(2,358,366)
Class 3
Shares sold	13,116	$163,753	24,643	$312,648	10,777	$141,151	11,639	$129,950
Reinvested dividends	—	—	117,670	1,484,995	—	—	—	—
Shares redeemed	(90,419)	(1,115,308)	(101,181)	(1,347,844)	(99,800)	(1,239,195)	(160,934)	(1,888,618)
Total	(77,303)	$(951,555)	41,132	$449,799	(89,023)	$(1,098,044)	(149,295)	$(1,758,668)
Net increase (decrease)	63,589	$(787,411)	(13,058,877)	$(182,413,213)	(173,277)	$(3,196,925)	(1,805,190)	$(24,999,701)
	SA Multi-Managed Mid Cap Value Portfolio				SA Multi-Managed Small Cap Portfolio
	Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25		Six Months Ended 9/30/25 (unaudited)		Year Ended 3/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,236,061	$19,231,077	36,513	$624,998	939,202	$9,490,673	51,246	$567,220
Reinvested dividends	—	—	731,063	13,071,400	—	—	243,937	2,995,545
Shares redeemed	(713,345)	(11,961,494)	(1,911,098)	(33,894,722)	(1,135,767)	(12,075,225)	(3,204,436)	(37,265,640)
Total	522,716	$7,269,583	(1,143,522)	$(20,198,324)	(196,565)	$(2,584,552)	(2,909,253)	$(33,702,875)
Class 2
Shares sold	6,937	$116,284	12,838	$217,462	11,460	$119,921	44,644	$479,326
Reinvested dividends	—	—	83,398	1,485,316	—	—	24,308	283,913
Shares redeemed	(124,701)	(2,111,758)	(144,496)	(2,522,982)	(128,008)	(1,357,955)	(141,966)	(1,526,730)
Total	(117,764)	$(1,995,474)	(48,260)	$(820,204)	(116,548)	$(1,238,034)	(73,014)	$(763,491)
Class 3
Shares sold	11,539	$193,048	15,755	$267,857	21,309	$215,772	37,268	$376,928
Reinvested dividends	—	—	45,383	806,912	—	—	16,954	191,582
Shares redeemed	(58,377)	(969,093)	(81,204)	(1,405,499)	(66,419)	(680,842)	(100,610)	(1,051,812)
Total	(46,838)	$(776,045)	(20,066)	$(330,730)	(45,110)	$(465,070)	(46,388)	$(483,302)
Net increase (decrease)	358,114	$4,498,064	(1,211,848)	$(21,349,258)	(358,223)	$(4,287,656)	(3,028,655)	$(34,949,668)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 8 — Transactions with Affiliates
    Transactions in shares of Underlying Portfolios  and affiliated companies for the six months ended September 30, 2025 are shown in the tables below.
SA Allocation Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$4,250,854	$394,449	$325,841	$(33,479)	$149,305	$4,435,288
SA Columbia Focused Value Portfolio, Class 1	—	—	8,879,148	788,898	651,685	(22,905)	1,396,323	10,389,779
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	18,202,054	1,806,162	1,489,922	(317,437)	971,748	19,172,605
SA Multi-Managed International Equity Portfolio, Class 1	—	—	25,091,165	2,642,133	1,852,158	145,809	3,972,392	29,999,341
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	11,167,645	1,130,995	2,883,062	(543,815)	3,739,431	12,611,194
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	9,732,720	1,026,180	703,134	(133,108)	973,971	10,896,629
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,288,255	394,449	325,843	(190,084)	1,128,879	5,295,656
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	4,341,471	352,928	291,544	(54,110)	474,473	4,823,218
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	4,577,423	450,850	1,116,885	(483,843)	999,919	4,427,464
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	2,119,373	5,864,446	2,353,166	6,141,836(1)	(48,366)	(2,027,410)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	18,033,470	2,121,648	1,481,527	135,329	4,325,443	23,134,363
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,974,408	186,844	154,348	(83,156)	257,776	2,181,524
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	4,079,498	373,688	308,692	91,009	912,399	5,147,902
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	10,016,897	934,222	771,732	(138,281)	566,951	10,608,057
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	15,603,381	3,002,714	1,269,837	292,322	2,474,911	20,103,491
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	7,102,490	664,338	548,788	(123,139)	147,734	7,242,635
SA Fixed Income Index Portfolio, Class 1	—	—	9,453,404	1,058,785	874,630	(127,595)	415,532	9,925,496
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,103,927	311,408	257,244	(12,777)	107,840	3,253,154
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	17,200,547	1,945,515	1,251,922	211,989	1,475,631	19,581,760
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,451,032	222,484	1,728,239	(126,320)	165,653	984,610
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	7,709,893	726,617	600,236	217,513	1,417,097	9,470,884
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	13,961,664	1,605,628	1,028,977	101,427	1,573,957	16,213,699
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	11,789,429	1,100,306	908,929	(225,722)	549,230	12,304,314
SA International Index Portfolio, Class 1	—	—	18,717,412	1,577,797	1,303,370	441,042	2,685,042	22,117,923
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,444,272	427,149	2,269,532	(1,619,102)	2,086,875	3,069,662
SA Janus Focused Growth Portfolio, Class 1	—	—	6,593,077	1,412,106	624,207	(106,978)	2,372,036	9,646,034
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,430,615	498,252	411,591	56,378	1,227,992	6,801,646
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,969,583	1,441,829	943,229	(124,820)	1,362,350	14,705,713
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	12,287,538	1,017,264	1,440,331	62,685	2,555,815	14,482,971
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	21,398,951	3,238,330	1,763,268	(283,053)	1,054,341	23,645,301
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,998,163	415,210	342,993	(121,321)	1,319,098	6,268,157
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	937,026	583,042	68,599	4,541	26,835	1,482,845
SA Large Cap Growth Index Portfolio, Class 1	—	—	22,312,983	2,034,528	2,480,663	452,924	6,651,588	28,971,360
SA Large Cap Index Portfolio, Class 1	—	—	35,031,773	3,238,636	2,675,339	1,138,806	6,210,467	42,944,343
SA Large Cap Value Index Portfolio, Class 1	—	—	20,293,850	2,796,923	1,509,167	277,786	1,760,266	23,619,658
SA MFS Large Cap Growth, Class 1	—	—	15,585,658	6,899,051(1)	3,064,665	171,705	6,169,745	25,761,494
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,929,777	519,012	428,739	(56,021)	987,465	6,951,494
SA Mid Cap Index Portfolio, Class 1	—	—	4,463,135	290,647	240,096	59,122	521,198	5,094,006
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,345,230	1,245,628	1,028,975	300,928	1,530,773	16,393,584
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,169,167	—	5,235	349	46,966	1,211,247
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,448,936	1,463,591	447,765	10,515	1,063,746	7,539,023
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,043,383	477,491	394,441	(20,019)	388,135	5,494,549
SA Putnam International Value Portfolio, Class 1	—	—	9,816,836	2,415,539	729,241	135,419	1,841,315	13,479,868
SA Small Cap Index Portfolio, Class 1	—	—	3,105,943	328,247	434,123	(124,170)	782,878	3,658,775
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	9,122,634	1,836,232	830,002	304,918	2,802,651	13,236,433
	$—	$2,119,373	$458,321,163	$59,750,911	$50,402,582	$(507,105)	$71,616,762	$538,779,149

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$6,955,291	$904,961	$546,573	$(63,674)	$258,265	$7,508,270
SA Columbia Focused Value Portfolio, Class 1	—	—	2,265,835	296,452	179,048	(28,868)	389,294	2,743,665
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	30,091,011	4,681,043	2,525,391	(483,867)	1,602,318	33,365,114
SA Multi-Managed International Equity Portfolio, Class 1	—	—	5,640,499	886,523	414,641	48,585	906,178	7,067,144
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	2,329,604	499,115	227,753	(20,287)	851,313	3,431,992
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	2,562,693	327,659	197,898	(45,511)	273,478	2,920,421
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,018,098	140,426	84,813	(24,038)	250,465	1,300,138
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,126,283	140,425	84,813	(12,826)	125,649	1,294,718
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,234,463	177,893	283,712	(121,962)	271,476	1,278,158
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	423,382	1,219,783	428,213	1,232,741(1)	(7,679)	(407,576)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	4,024,906	728,229	561,848	(95,110)	1,112,162	5,208,339
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	903,970	93,617	56,543	(1,865)	81,924	1,021,103
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	494,187	109,219	65,965	10,910	119,036	667,387
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	15,395,702	2,090,773	1,262,771	(58,668)	731,812	16,896,848
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	3,243,355	693,105	283,444	(8,814)	577,110	4,221,312
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	2,193,287	312,056	188,473	(53,261)	62,564	2,326,173
SA Fixed Income Index Portfolio, Class 1	—	—	14,269,959	2,184,390	1,319,313	(164,491)	608,567	15,579,112
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,984,263	811,344	490,031	(25,744)	212,198	6,492,030
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	4,270,325	577,303	348,676	48,032	386,317	4,933,301
SA Franklin Small Company Value Portfolio, Class 1	—	—	533,653	78,012	297,118	16,345	14,331	345,223
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	2,824,433	312,056	688,473	193,584	351,635	2,993,235
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	3,138,755	436,878	263,863	24,072	364,106	3,699,948
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	18,322,123	2,574,459	1,554,905	(337,378)	853,184	19,857,483
SA International Index Portfolio, Class 1	—	—	3,849,329	499,289	301,557	50,740	602,074	4,699,875
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	888,532	134,198	615,232	(221,594)	285,420	471,324
SA Janus Focused Growth Portfolio, Class 1	—	—	1,930,772	465,551	201,778	(4,577)	664,111	2,854,079
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	805,794	156,028	94,237	(17,976)	218,982	1,068,591
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	3,978,564	452,481	673,286	(117,722)	472,499	4,112,536
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	2,961,669	358,864	516,744	(49,526)	675,946	3,430,209
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	34,084,778	6,511,288	2,845,722	(353,594)	1,594,877	38,991,627
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,598,481	156,029	94,237	(62,158)	446,417	2,044,532
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,740,439	834,042	141,355	9,406	44,444	2,486,976
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,693,444	811,345	1,190,031	193,708	1,627,889	7,136,355
SA Large Cap Index Portfolio, Class 1	—	—	9,285,732	1,310,634	1,191,588	416,741	1,562,092	11,383,611
SA Large Cap Value Index Portfolio, Class 1	—	—	6,228,842	811,344	490,031	72,779	565,705	7,188,639
SA MFS Large Cap Growth, Class 1	—	—	3,946,624	1,327,862(1)	763,088	72,312	1,372,392	5,956,102
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	2,133,422	296,453	179,050	(25,749)	371,231	2,596,307
SA Mid Cap Index Portfolio, Class 1	—	—	1,425,638	124,821	75,389	33,610	154,193	1,662,873
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,083,259	390,070	235,592	11,717	386,159	3,635,613
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	637,104	1,255	376	25	25,759	663,767
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,776,898	462,254	113,818	15,111	330,817	2,471,262
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,467,636	1,029,784	621,962	(24,503)	581,730	8,432,685
SA Putnam International Value Portfolio, Class 1	—	—	2,645,247	488,712	156,041	43,567	458,409	3,479,894
SA Small Cap Index Portfolio, Class 1	—	—	677,887	107,663	61,070	760	160,787	886,027
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	2,324,619	527,962	239,474	85,704	696,937	3,395,748
	$—	$423,382	$229,207,188	$36,742,080	$23,960,464	$(1,083,734)	$23,294,676	$264,199,746

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$5,639,683	$858,287	$431,878	$(70,705)	$233,008	$6,228,395
SA Columbia Focused Value Portfolio, Class 1	—	—	3,703,556	785,196	294,462	(2,209)	620,299	4,812,380
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	25,794,068	4,401,306	1,962,554	(201,426)	1,181,968	29,213,362
SA Multi-Managed International Equity Portfolio, Class 1	—	—	8,157,724	1,459,405	608,556	74,603	1,330,048	10,413,224

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$—	$—	$4,351,028	$760,630	$1,671,075	$(385,863)	$1,453,527	$4,508,247
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	4,032,351	585,196	294,462	(33,206)	404,373	4,694,252
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,420,416	214,571	107,969	(28,963)	351,391	1,849,446
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,789,523	253,585	127,600	2,387	182,973	2,100,868
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,006,150	327,216	310,268	(124,814)	411,678	2,309,962
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	730,463	2,096,601	730,468	2,111,038(1)	(11,734)	(704,297)	—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	7,146,279	1,662,819	756,474	101,403	1,827,907	9,981,934
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,282,833	156,052	78,523	(2,324)	119,850	1,477,888
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	836,951	214,572	107,969	32,098	197,063	1,172,715
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	13,568,369	1,950,653	981,541	(170,341)	774,404	15,141,544
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	5,008,695	1,246,521	404,898	71,914	830,921	6,753,153
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	3,034,846	468,157	235,570	(59,707)	74,727	3,282,453
SA Fixed Income Index Portfolio, Class 1	—	—	12,425,424	2,165,225	1,089,511	(28,787)	425,695	13,898,046
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,474,689	663,222	333,724	(17,313)	159,148	4,946,022
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,014,726	1,133,846	520,217	132,936	604,638	8,365,929
SA Franklin Small Company Value Portfolio, Class 1	—	—	746,845	116,160	553,574	25,986	(2,699)	332,718
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	3,603,391	565,689	284,647	110,633	692,935	4,688,001
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	5,526,380	988,781	422,063	40,084	665,841	6,799,023
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	15,287,083	2,399,303	1,207,296	(261,966)	702,190	16,919,314
SA International Index Portfolio, Class 1	—	—	6,708,608	1,067,300	451,509	103,674	1,078,898	8,506,971
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,609,079	266,939	900,184	(451,549)	625,618	1,149,903
SA Janus Focused Growth Portfolio, Class 1	—	—	2,992,055	994,104	282,566	(42,861)	1,163,512	4,824,244
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,549,366	273,091	137,416	36,451	353,032	2,074,524
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	6,357,022	819,273	912,247	16,617	579,545	6,860,210
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	5,265,210	682,729	1,043,538	152,445	963,997	6,020,843
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	28,288,946	6,908,476	2,217,490	(242,332)	1,327,895	34,065,495
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,343,309	273,091	137,416	(73,205)	648,559	3,054,338
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	1,589,984	1,234,078	117,785	7,909	49,429	2,763,615
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,545,389	1,665,457	1,437,079	257,671	2,658,077	11,689,515
SA Large Cap Index Portfolio, Class 1	—	—	13,252,534	2,028,679	1,520,803	601,122	2,294,505	16,656,037
SA Large Cap Value Index Portfolio, Class 1	—	—	8,724,418	1,170,392	988,925	53,905	828,347	9,788,137
SA MFS Large Cap Growth, Class 1	—	—	6,006,049	2,882,664(1)	1,952,384	156,930	2,268,195	9,361,454
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	3,204,004	448,650	225,754	(30,723)	558,417	3,954,594
SA Mid Cap Index Portfolio, Class 1	—	—	2,088,499	214,572	107,970	26,354	255,032	2,476,487
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,845,089	682,729	343,540	14,691	621,529	5,820,498
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	743,517	—	1,322	89	30,001	772,285
SA PIMCO RAE International Value Portfolio, Class 1	—	—	2,677,319	616,499	183,640	7,595	494,741	3,612,514
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,357,020	975,326	490,771	(9,931)	495,424	7,327,068
SA Putnam International Value Portfolio, Class 1	—	—	4,495,558	972,551	262,164	74,289	801,625	6,081,859
SA Small Cap Index Portfolio, Class 1	—	—	1,105,643	192,429	332,198	(25,332)	221,977	1,162,519
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	3,884,852	930,650	351,275	128,377	1,210,283	5,802,887
	$—	$730,463	$261,581,081	$49,406,539	$29,293,845	$(45,128)	$32,066,226	$313,714,873

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$7,725,266	$1,021,599	$642,097	$(66,226)	$282,931	$8,321,473
SA Columbia Focused Value Portfolio, Class 1	—	—	7,431,378	931,457	585,441	(6,851)	1,194,794	8,965,337
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	33,653,529	6,657,290	2,926,381	(376,984)	1,679,558	38,687,012
SA Multi-Managed International Equity Portfolio, Class 1	—	—	19,480,938	2,943,904	1,567,472	83,031	3,199,561	24,139,962
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	7,690,951	1,324,691	2,371,435	(473,569)	2,577,212	8,747,850
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	8,833,149	1,051,647	660,982	(232,832)	1,020,647	10,011,629
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,221,133	420,659	264,393	(81,743)	802,547	4,098,203
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,649,500	480,752	302,162	(2,064)	373,948	4,199,974
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,192,923	447,017	651,902	(251,536)	664,963	3,401,465

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Moderately Aggressive Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2025	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
SA T. Rowe Price Growth Stock Portfolio, Class 1	$—	$1,511,502	$4,342,247	$1,512,819	$4,373,387(1)	$(27,212)	$(1,454,467)	$—
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	14,781,646	3,255,854	1,383,157	245,463	3,720,550	20,620,356
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,276,341	270,423	169,967	(89,151)	296,237	2,583,883
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	2,784,344	420,659	264,393	35,372	676,459	3,652,441
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	18,378,738	2,313,622	1,454,161	(219,597)	1,022,524	20,041,126
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	12,366,258	2,401,097	1,074,123	270,567	1,908,532	15,872,331
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	6,243,709	841,317	528,786	(96,012)	122,035	6,582,263
SA Fixed Income Index Portfolio, Class 1	—	—	17,192,790	2,614,092	1,643,013	(57,132)	592,684	18,699,421
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,111,528	781,222	491,015	(25,479)	215,759	6,592,015
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	13,760,984	1,917,728	1,095,343	348,552	1,057,646	15,989,567
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,264,271	296,783	807,477	(155,437)	347,897	1,946,037
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	6,641,150	901,412	566,556	202,591	1,248,674	8,427,271
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	11,076,419	1,792,257	906,490	84,277	1,296,984	13,343,447
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	20,825,854	2,854,469	1,794,094	(325,735)	911,222	22,471,716
SA International Index Portfolio, Class 1	—	—	14,837,947	1,802,823	1,133,112	395,940	2,127,229	18,030,827
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,233,967	472,148	1,678,956	(971,261)	1,324,893	2,380,791
SA Janus Focused Growth Portfolio, Class 1	—	—	5,544,626	1,354,738	590,320	(87,665)	2,009,726	8,231,105
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	4,195,863	540,847	339,934	45,755	972,867	5,415,398
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,911,635	1,412,211	1,687,606	166,731	1,029,455	13,832,426
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	10,178,934	1,261,976	1,293,179	271,599	1,968,104	12,387,434
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	42,038,562	7,418,327	3,341,443	(300,088)	1,810,604	47,625,962
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,367,437	450,708	283,278	(158,462)	1,219,047	5,595,452
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	2,355,912	900,469	188,853	12,729	56,764	3,137,021
SA Large Cap Growth Index Portfolio, Class 1	—	—	18,886,935	2,403,764	3,225,816	691,475	5,398,669	24,155,027
SA Large Cap Index Portfolio, Class 1	—	—	27,866,214	3,725,833	2,341,767	1,130,474	4,897,689	35,278,443
SA Large Cap Value Index Portfolio, Class 1	—	—	17,150,642	2,583,434	1,378,622	230,670	1,549,590	20,135,714
SA MFS Large Cap Growth, Class 1	—	—	12,060,049	5,660,587(1)	3,709,491	318,246	4,580,805	18,910,196
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	5,821,073	751,176	472,128	(64,526)	1,010,224	7,045,819
SA Mid Cap Index Portfolio, Class 1	—	—	3,704,793	330,516	207,737	51,355	440,749	4,319,676
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	11,259,812	1,382,165	868,719	121,757	1,340,189	13,235,204
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	1,275,579	—	2,063	138	51,484	1,325,138
SA PIMCO RAE International Value Portfolio, Class 1	—	—	5,218,300	1,235,904	438,422	18,533	961,610	6,995,925
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	8,689,315	1,171,835	736,522	5,781	646,262	9,776,671
SA Putnam International Value Portfolio, Class 1	—	—	9,500,696	1,556,329	608,389	173,341	1,609,905	12,231,882
SA Small Cap Index Portfolio, Class 1	—	—	2,375,691	358,106	205,706	9,475	558,780	3,096,346
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	7,723,385	1,625,161	760,287	270,257	2,332,043	11,190,559
	$—	$1,511,502	$465,122,413	$75,851,827	$52,016,577	$1,114,547	$61,655,585	$551,727,795

†	Includes reinvestment of distributions paid.
(1)	Includes amounts relating to fund mergers.
    The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2025:
Portfolio	Goldman Sachs & Co.
SA Multi-Managed Large Cap Growth	$27
    At September 30, 2025, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Allocation Aggressive	92.72%	7.28%	—%	—%	—%	—%	—%	—%
SA Allocation Balanced	91.87	8.13	—	—	—	—	—	—
SA Allocation Moderate	92.78	7.22	—	—	—	—	—	—
SA Allocation Moderately Aggressive	92.84	7.16	—	—	—	—	—	—
SA American Century Inflation Managed	59.13	4.03	0.81	1.36	1.13	1.51	8.37	23.66
SA Columbia Focused Value	6.11	0.10	3.45	0.91	1.60	2.98	34.58	50.27

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	SST SA Allocation Aggressive Portfolio	SST SA Allocation Balanced Portfolio	SST SA Allocation Moderate Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Franklin Allocation Moderately Aggressive	93.77%	6.23%	—%	—%	—%	—%	—%	—%
SA Multi-Managed Diversified Fixed Income	2.57	0.04	2.70	4.70	4.12	5.45	17.32	63.10
SA Multi-Managed International Equity	7.49	0.18	10.28	2.42	3.57	8.28	21.30	46.48
SA Multi-Managed Large Cap Growth	17.89	0.08	3.77	1.03	1.35	2.61	25.38	47.89
SA Multi-Managed Large Cap Value	9.20	0.06	3.33	0.89	1.44	3.06	34.20	47.82
SA Multi-Managed Mid Cap Growth	22.49	0.32	2.89	0.71	1.01	2.24	30.34	40.00
SA Multi-Managed Mid Cap Value	14.57	0.13	2.40	0.64	1.04	2.09	20.33	58.80
SA Multi-Managed Small Cap	15.46	0.25	3.19	0.92	1.66	2.45	39.70	36.37
    The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2025, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Multi-Managed International Equity	$359,772	$569,922	$151,753
SA Multi-Managed Large Cap Growth	141,756	1,662,752	941,596
SA Multi-Managed Large Cap Value	309,959	838,308	58,649
SA Multi-Managed Mid Cap Growth	5,299,589	2,651,975	56,367
SA Multi-Managed Mid Cap Value	2,952,565	3,307,116	1,247,800
SA Multi-Managed Small Cap	594,044	865,640	511,988
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Multi-Managed International Equity Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Multi-Managed Diversified Fixed Income Portfolios’ concentration in such investments, this fund may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
    Certain Portfolios may invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Portfolio may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Portfolio purchases a participation of a senior loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Portfolio is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Portfolios and the borrower.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

(1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended September 30, 2025, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 09/30/25
SA Multi-Managed International Equity	61	$978	$101,639	5.68%	$—
SA Multi-Managed Large Cap Growth	2	162	512,500	5.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2025, none of the Portfolios participated in this program.
Note 12 — Portfolio Mergers
    The Board of the Trust on behalf of each of the Portfolios below (each, a “Target Portfolio”), each determined that it was in the best interests of each of its respective Target Portfolios to reorganize into an existing series (each, an “Acquiring Portfolio”) of the Trust, as shown in the table below.  The reorganizations were effective April 28, 2025.  Following the reorganizations, 14 Portfolios are offered by the Trust.
    The table below shows the following information for each of the reorganizations:
•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the respective Acquiring Portfolio.
•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each respective Target Portfolio.
•	The value and identified cost as of the reorganization date of the assets in each Target Portfolio.
Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Target Portfolio	Cost of Assets in the Target Portfolio
SA Allocation Aggressive	SA Multi-Managed Growth Portfolio				$34,910,321	$34,910,321
Class 1 (Class 1 of Target Fund)		0.6433	536,954	$8,038,572
Class 1 (Class 2 of Target Fund)		0.6374	902,861	13,516,462
Class 3		0.6361	893,796	13,274,210
SA Allocation Balanced	SA Multi-Managed Income Portfolio				25,777,141	25,777,141
Class 1 (Class 1 of Target Fund)		0.9305	334,216	3,148,281
Class 1 (Class 2 of Target Fund)		0.9317	1,460,930	13,761,816
Class 3		0.9327	932,220	8,785,335
SA Allocation Moderate	SA Multi-Managed Income/Equity Portfolio				35,083,500	35,083,500
Class 1 (Class 1 of Target Fund)		0.8514	446,703	4,467,479
Class 1 (Class 2 of Target Fund)		0.8523	1,819,260	18,194,420
Class 3		0.8577	1,238,005	12,329,289
SA Allocation Moderately Aggressive	SA Multi-Managed Moderate Growth Portfolio				53,127,109	53,127,109
Class 1 (Class 1 of Target Fund)		0.8523	525,276	5,325,404
Class 1 (Class 2 of Target Fund)		0.8495	2,577,955	26,136,087
Class 3		0.8507	2,134,870	21,555,358
    For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

    The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization:
SA Allocation Aggressive Portfolio (formerly SA Allocation Growth Portfolio)
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio
Class 1	834,734	$8,038,572	$9.63	$ -
Class 2	1,416,538	$13,516,462	$9.54	$ -
Class 3	1,405,080	$13,274,210	$9.45	$ -
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Aggressive Portfolio
Class 1	72,073	$1,078,988	$14.97	$(866,081)
Class 3	30,498,680	$452,951,325	$14.85	$5,250,573
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Aggressive Portfolio
Class 1	1,511,888	$22,634,022	$14.97	$(866,081)
Class 3	31,392,476	$466,225,535	$14.85	$5,250,573
SA Allocation Balanced Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Income Portfolio
Class 1	359,163	$3,148,281	$8.77	$ -
Class 2	1,568,048	$13,761,816	$8.78	$ -
Class 3	999,503	$8,785,335	$8.79	$ -
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Balanced Portfolio
Class 1	4,274	$40,262	$9.42	$(27,791)
Class 3	23,898,711	$225,224,023	$9.42	$(6,729,163)
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Balanced Portfolio
Class 1	1,799,420	$16,950,359	$9.42	$(27,791)
Class 3	24,830,931	$234,009,358	$9.42	$(6,729,163)

Seasons Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Allocation Moderate Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Income/Equity Portfolio
Class 1	524,654	$4,467,479	$8.52	$ -
Class 2	2,134,468	$18,194,420	$8.52	$ -
Class 3	1,443,457	$12,329,289	$8.54	$ -
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderate Portfolio
Class 1	15,043	$150,443	$10.00	$(429)
Class 3	25,853,793	$257,479,068	$9.96	$(3,657,748)
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderate Portfolio
Class 1	2,281,006	$22,812,342	$10.00	$(429)
Class 3	27,091,798	$269,808,357	$9.96	$(3,657,748)
SA Allocation Moderately Aggressive Portfolio (formerly SA Allocation Moderate Growth Portfolio)
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Multi-Managed Moderate Growth Portfolio
Class 1	616,323	$5,325,404	$8.64	$ -
Class 2	3,034,528	$26,136,087	$8.61	$ -
Class 3	2,509,501	$21,555,358	$8.59	$ -
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderately Aggressive Portfolio
Class 1	29,025	$294,267	$10.14	$(62,538)
Class 3	45,347,326	$457,862,644	$10.10	$1,685,681
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Allocation Moderately Aggressive Portfolio
Class 1	3,132,256	$31,755,758	$10.14	$(62,538)
Class 3	47,482,196	$479,418,002	$10.10	$1,685,681
    Assuming the Reorganizations had been completed on April 1, 2025, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended September 30, 2025, are as follows:
Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA Allocation Aggressive Portfolio	$(910,065)	$72,527,230	$71,617,165
SA Allocation Balanced Portfolio	(431,451)	22,337,745	21,906,294
SA Allocation Moderate Portfolio	(500,949)	32,344,005	31,843,056
SA Allocation Moderately Aggressive Portfolio	(907,487)	63,200,283	62,292,796
    Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

Seasons Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Aggressive Portfolio — Class 1(3)
03/31/21	$11.89	$0.23	$5.31	$5.54	$(0.16)	$(0.64)	$(0.80)	$16.63	46.76%	$228	0.14%	0.13%	1.57%	29%
03/31/22	16.63	0.07	0.63	0.70	(0.26)	(0.75)	(1.01)	16.32	3.85	5,436	0.13	0.12	0.45	10
03/31/23	16.32	0.20	(1.33)	(1.13)	(0.39)	(0.84)	(1.23)	13.96	(6.65)	4,322	0.13	0.12	1.40	15
03/31/24	13.96	0.11	2.32	2.43	(0.34)	(1.28)	(1.62)	14.77	18.74	1,112	0.13	0.12	0.76	13
03/31/25	14.77	0.24	0.55	0.79	(0.22)	(0.29)	(0.51)	15.05	5.18	1,088	0.13	0.12	1.57	15
09/30/25@	15.05	(0.01)	2.28	2.27	—	—	—	17.32	15.08	25,315	0.13(4)	0.12(4)	(0.12)(4)	9
SA Allocation Aggressive Portfolio — Class 3(3)
03/31/21	11.84	0.19	5.28	5.47	(0.13)	(0.64)	(0.77)	16.54	46.37	319,854	0.39	0.38	1.26	29
03/31/22	16.54	0.16	0.49	0.65	(0.23)	(0.75)	(0.98)	16.21	3.58	394,425	0.38	0.37	0.92	10
03/31/23	16.21	0.17	(1.33)	(1.16)	(0.35)	(0.84)	(1.19)	13.86	(6.87)	391,646	0.38	0.37	1.18	15
03/31/24	13.86	0.18	2.22	2.40	(0.31)	(1.28)	(1.59)	14.67	18.61	456,061	0.38	0.37	1.30	13
03/31/25	14.67	0.20	0.53	0.73	(0.18)	(0.29)	(0.47)	14.93	4.85	457,009	0.38	0.37	1.32	15
09/30/25@	14.93	(0.03)	2.26	2.23	—	—	—	17.16	14.94	513,173	0.38(4)	0.37(4)	(0.37)(4)	9
SA Allocation Balanced Portfolio — Class 1(3)
03/31/21	9.23	0.23	1.92	2.15	(0.15)	(0.39)	(0.54)	10.84	23.42	137	0.14	0.13	2.09	31
03/31/22	10.84	0.16	(0.11)	0.05	(0.13)	(0.36)	(0.49)	10.40	0.20	173	0.14	0.13	1.50	14
03/31/23	10.40	0.09	(0.73)	(0.64)	(0.29)	(0.48)	(0.77)	8.99	(5.92)	69	0.15	0.14	0.89	14
03/31/24	8.99	0.15	0.77	0.92	(0.23)	(0.49)	(0.72)	9.19	10.85	39	0.15	0.14	1.66	15
03/31/25	9.19	0.24	0.23	0.47	(0.20)	—	(0.20)	9.46	5.03	40	0.15	0.14	2.51	13
09/30/25@	9.46	(0.01)	0.87	0.86	—	—	—	10.32	9.09	17,274	0.15(4)	0.14(4)	(0.14)(4)	9
SA Allocation Balanced Portfolio — Class 3(3)
03/31/21	9.23	0.17	1.97	2.14	(0.13)	(0.39)	(0.52)	10.85	23.25	257,105	0.39	0.38	1.61	31
03/31/22	10.85	0.13	(0.12)	0.01	(0.10)	(0.36)	(0.46)	10.40	(0.11)	264,518	0.39	0.38	1.17	14
03/31/23	10.40	0.14	(0.79)	(0.65)	(0.27)	(0.48)	(0.75)	9.00	(6.09)	237,811	0.40	0.39	1.45	14
03/31/24	9.00	0.17	0.73	0.90	(0.21)	(0.49)	(0.70)	9.20	10.56	242,408	0.40	0.39	1.85	15
03/31/25	9.20	0.21	0.23	0.44	(0.17)	—	(0.17)	9.47	4.77	229,028	0.40	0.39	2.25	13
09/30/25@	9.47	(0.02)	0.86	0.84	—	—	—	10.31	8.87	246,736	0.40(4)	0.39(4)	(0.39)(4)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Allocation Moderate Portfolio — Class 1(3)
03/31/21	$9.40	$0.19	$2.79	$2.98	$—	$(0.45)	$(0.45)	$11.93	31.78%	$117	0.14%	0.13%	1.72%	24%
03/31/22	11.93	0.18	0.06	0.24	(0.27)	(0.64)	(0.91)	11.26	1.57	142	0.13	0.12	1.46	12
03/31/23	11.26	0.18	(0.91)	(0.73)	(0.33)	(0.68)	(1.01)	9.52	(6.19)	193	0.14	0.13	1.90	13
03/31/24	9.52	0.18	1.07	1.25	(0.25)	(0.69)	(0.94)	9.83	14.01	147	0.14	0.13	1.90	12
03/31/25	9.83	0.21	0.29	0.50	(0.19)	(0.09)	(0.28)	10.05	5.06	152	0.14	0.13	2.12	15
09/30/25@	10.05	(0.01)	1.15	1.14	—	—	—	11.19	11.34	24,880	0.14(4)	0.13(4)	(0.13)(4)	9
SA Allocation Moderate Portfolio — Class 3(3)
03/31/21	9.39	0.16	2.79	2.95	—	(0.45)	(0.45)	11.89	31.50	319,388	0.39	0.38	1.46	24
03/31/22	11.89	0.13	0.08	0.21	(0.24)	(0.64)	(0.88)	11.22	1.35	312,112	0.38	0.37	1.09	12
03/31/23	11.22	0.13	(0.88)	(0.75)	(0.30)	(0.68)	(0.98)	9.49	(6.42)	273,074	0.39	0.38	1.36	13
03/31/24	9.49	0.16	1.06	1.22	(0.23)	(0.69)	(0.92)	9.79	13.65	281,870	0.39	0.38	1.62	12
03/31/25	9.79	0.19	0.29	0.48	(0.17)	(0.09)	(0.26)	10.01	4.82	261,278	0.39	0.38	1.84	15
09/30/25@	10.01	(0.02)	1.14	1.12	—	—	—	11.13	11.19	288,629	0.39(4)	0.38(4)	(0.38)(4)	9
SA Allocation Moderately Aggressive Portfolio — Class 1(3)
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13	0.12	1.65	23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12	0.11	1.30	10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13	0.12	1.31	12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13	0.12	1.77	9
03/31/25	10.01	0.20	0.34	0.54	(0.18)	(0.18)	(0.36)	10.19	5.22	297	0.13	0.12	1.93	12
09/30/25@	10.19	(0.01)	1.30	1.29	—	—	—	11.48	12.66	35,036	0.13(4)	0.12(4)	(0.12)(4)	9
SA Allocation Moderately Aggressive Portfolio — Class 3(3)
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38	0.37	1.38	23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37	0.36	1.05	10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38	0.37	1.31	12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38	0.37	1.49	9
03/31/25	9.97	0.17	0.34	0.51	(0.15)	(0.18)	(0.33)	10.15	5.00	464,598	0.38	0.37	1.66	12
09/30/25@	10.15	(0.02)	1.29	1.27	—	—	—	11.42	12.51	516,398	0.38(4)	0.37(4)	(0.37)(4)	9

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA American Century Inflation Managed Portfolio — Class 1
03/31/21	$9.69	$0.04	$0.71	$0.75	$(0.29)	$(0.08)	$(0.37)	$10.07	7.71%	$252,182	0.64%	0.59%	0.42%	43%
03/31/22	10.07	0.36	0.08	0.44	—	(0.25)	(0.25)	10.26	4.37	278,308	0.64	0.59	3.51	109
03/31/23	10.26	0.42	(1.16)	(0.74)	(0.25)	(0.14)	(0.39)	9.13	(7.11)	245,407	0.65	0.59	4.48	57
03/31/24	9.13	0.31	(0.32)	(0.01)	(0.45)	—	(0.45)	8.67	0.02	188,687	0.64	0.58	3.47	30
03/31/25	8.67	0.32	0.17	0.49	(0.33)	—	(0.33)	8.83	5.78	191,106	0.65	0.59	3.69	48
09/30/25@	8.83	0.19	0.04	0.23	—	—	—	9.06	2.60	202,994	0.67(3)	0.61(3)	4.19(3)	36(4)
SA American Century Inflation Managed Portfolio — Class 3
03/31/21	9.61	0.02	0.71	0.73	(0.27)	(0.08)	(0.35)	9.99	7.51	407,229	0.89	0.84	0.18	43
03/31/22	9.99	0.33	0.07	0.40	—	(0.25)	(0.25)	10.14	4.00	431,710	0.89	0.84	3.23	109
03/31/23	10.14	0.39	(1.14)	(0.75)	(0.22)	(0.14)	(0.36)	9.03	(7.26)	392,544	0.90	0.84	4.20	57
03/31/24	9.03	0.28	(0.31)	(0.03)	(0.43)	—	(0.43)	8.57	(0.26)	378,399	0.89	0.83	3.16	30
03/31/25	8.57	0.30	0.17	0.47	(0.31)	—	(0.31)	8.73	5.57	339,136	0.90	0.84	3.45	48
09/30/25@	8.73	0.17	0.04	0.21	—	—	—	8.94	2.41	343,187	0.92(3)	0.86(3)	3.95(3)	36(4)
SA Columbia Focused Value Portfolio — Class 1
03/31/21	14.16	0.59	9.45	10.04	(0.34)	(1.19)	(1.53)	22.67	71.65	334,737	1.04	0.72	3.12	35
03/31/22	22.67	0.38	2.39	2.77	(0.63)	(1.37)	(2.00)	23.44	12.61	339,287	1.02	0.71	1.59	14
03/31/23	23.44	0.33	(1.53)	(1.20)	(0.41)	(2.41)	(2.82)	19.42	(5.40)	315,610	1.04	0.72	1.58	14
03/31/24	19.42	0.35	2.46	2.81	(0.32)	(1.23)	(1.55)	20.68	15.55	312,106	1.04	0.72	1.80	13
03/31/25	20.68	0.35	1.04	1.39	(0.47)	(2.36)	(2.83)	19.24	6.42	241,750	1.05	0.73	1.67	27
09/30/25@	19.24	0.16	2.63	2.79	—	—	—	22.03	14.50	282,333	1.05(3)	0.72(3)	1.62(3)	22
SA Columbia Focused Value Portfolio — Class 2
03/31/21	14.19	0.55	9.48	10.03	(0.31)	(1.19)	(1.50)	22.72	71.40	14,886	1.19	0.87	2.91	35
03/31/22	22.72	0.34	2.41	2.75	(0.60)	(1.37)	(1.97)	23.50	12.48	14,912	1.17	0.86	1.45	14
03/31/23	23.50	0.30	(1.54)	(1.24)	(0.37)	(2.41)	(2.78)	19.48	(5.55)	12,154	1.19	0.87	1.44	14
03/31/24	19.48	0.32	2.46	2.78	(0.28)	(1.23)	(1.51)	20.75	15.35	12,369	1.19	0.87	1.65	13
03/31/25	20.75	0.31	1.06	1.37	(0.44)	(2.36)	(2.80)	19.32	6.29	11,237	1.20	0.88	1.51	27
09/30/25@	19.32	0.15	2.63	2.78	—	—	—	22.10	14.39	11,361	1.20(3)	0.87(3)	1.48(3)	22
SA Columbia Focused Value Portfolio — Class 3
03/31/21	14.20	0.53	9.48	10.01	(0.29)	(1.19)	(1.48)	22.73	71.19	9,951	1.29	0.97	2.81	35
03/31/22	22.73	0.32	2.40	2.72	(0.58)	(1.37)	(1.95)	23.50	12.32	9,288	1.27	0.96	1.35	14
03/31/23	23.50	0.28	(1.53)	(1.25)	(0.34)	(2.41)	(2.75)	19.50	(5.59)	7,398	1.29	0.97	1.34	14
03/31/24	19.50	0.30	2.46	2.76	(0.26)	(1.23)	(1.49)	20.77	15.19	7,285	1.29	0.97	1.55	13
03/31/25	20.77	0.29	1.06	1.35	(0.42)	(2.36)	(2.78)	19.34	6.18	7,070	1.30	0.98	1.40	27
09/30/25@	19.34	0.14	2.64	2.78	—	—	—	22.12	14.37	7,393	1.30(3)	0.97(3)	1.38(3)	22

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25	09/25
SA American Century Inflation Managed Portfolio	N/A	N/A	N/A	N/A	N/A	40%
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Allocation Moderately Aggressive Portfolio — Class 1
03/31/21	$9.95	$0.16	$4.41	$4.57	$(0.18)	$—	$(0.18)	$14.34	45.93%	$16,639	1.01%	0.86%	1.29%	77%
03/31/22	14.34	0.15	0.88	1.03	(0.22)	(1.00)	(1.22)	14.15	6.77	13,475	1.00	0.85	1.00	102
03/31/23	14.15	0.18	(1.22)	(1.04)	(0.18)	(2.14)	(2.32)	10.79	(6.73)	10,266	1.05	0.90	1.53	50
03/31/24	10.79	0.18	2.42	2.60	(0.21)	—	(0.21)	13.18	24.31	11,616	1.08	0.93	1.53	60
03/31/25	13.18	0.21	0.77	0.98	(0.22)	—	(0.22)	13.94	7.33	10,602	1.07	0.91	1.51	69(3)
09/30/25@	13.94	0.12	2.28	2.40	—	—	—	16.34	17.22	11,355	1.06(4)	0.88(4)	1.61(4)	26(3)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 2
03/31/21	9.95	0.14	4.41	4.55	(0.16)	—	(0.16)	14.34	45.75	56,213	1.16	1.01	1.14	77
03/31/22	14.34	0.13	0.88	1.01	(0.20)	(1.00)	(1.20)	14.15	6.62	46,756	1.15	1.00	0.85	102
03/31/23	14.15	0.16	(1.22)	(1.06)	(0.15)	(2.14)	(2.29)	10.80	(6.87)	35,792	1.20	1.05	1.37	50
03/31/24	10.80	0.16	2.42	2.58	(0.19)	—	(0.19)	13.19	24.08	36,881	1.23	1.08	1.38	60
03/31/25	13.19	0.19	0.78	0.97	(0.20)	—	(0.20)	13.96	7.24	33,584	1.22	1.06	1.36	69(3)
09/30/25@	13.96	0.11	2.27	2.38	—	—	—	16.34	17.05	35,670	1.21(4)	1.03(4)	1.46(4)	26(3)
SA Franklin Allocation Moderately Aggressive Portfolio — Class 3
03/31/21	9.92	0.13	4.39	4.52	(0.15)	—	(0.15)	14.29	45.59	139,730	1.26	1.11	1.04	77
03/31/22	14.29	0.11	0.87	0.98	(0.19)	(1.00)	(1.19)	14.08	6.44	151,309	1.25	1.10	0.75	102
03/31/23	14.08	0.15	(1.21)	(1.06)	(0.14)	(2.14)	(2.28)	10.74	(6.88)	135,871	1.30	1.15	1.28	50
03/31/24	10.74	0.15	2.39	2.54	(0.18)	—	(0.18)	13.10	23.85	158,490	1.33	1.18	1.28	60
03/31/25	13.10	0.17	0.78	0.95	(0.19)	—	(0.19)	13.86	7.15	155,162	1.32	1.16	1.26	69(3)
09/30/25@	13.86	0.10	2.26	2.36	—	—	—	16.22	17.03	166,509	1.32(4)	1.14(4)	1.36(4)	26(3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 1
03/31/21	11.99	0.23	0.24	0.47	(0.33)	(0.26)	(0.59)	11.87	3.81	948,017	0.68	0.68	1.88	41
03/31/22	11.87	0.20	(0.72)	(0.52)	(0.21)	(0.28)	(0.49)	10.86	(4.61)	870,018	0.68	0.68	1.68	39
03/31/23	10.86	0.21	(0.78)	(0.57)	(0.24)	—	(0.24)	10.05	(5.25)	753,833	0.70	0.70	2.09	38
03/31/24	10.05	0.33	(0.09)	0.24	(0.25)	—	(0.25)	10.04	2.40	662,603	0.71	0.71	3.34	36
03/31/25	10.04	0.35	0.11	0.46	(0.38)	—	(0.38)	10.12	4.60	623,624	0.72(5)	0.72(5)	3.40	40(3)
09/30/25@	10.12	0.18	0.17	0.35	—	—	—	10.47	3.46	691,832	0.72(4)	0.72(4)	3.47(4)	26(3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 2
03/31/21	11.99	0.22	0.22	0.44	(0.31)	(0.26)	(0.57)	11.86	3.58	20,138	0.84	0.84	1.73	41
03/31/22	11.86	0.18	(0.72)	(0.54)	(0.19)	(0.28)	(0.47)	10.85	(4.78)	17,263	0.83	0.83	1.53	39
03/31/23	10.85	0.20	(0.78)	(0.58)	(0.22)	—	(0.22)	10.05	(5.35)	13,984	0.85	0.85	1.93	38
03/31/24	10.05	0.32	(0.10)	0.22	(0.23)	—	(0.23)	10.04	2.22	13,130	0.86	0.86	3.20	36
03/31/25	10.04	0.33	0.12	0.45	(0.36)	—	(0.36)	10.13	4.53	12,085	0.87(5)	0.87(5)	3.26	40(3)
09/30/25@	10.13	0.17	0.16	0.33	—	—	—	10.46	3.26	11,668	0.87(4)	0.87(4)	3.32(4)	26(3)
SA Multi-Managed Diversified Fixed Income Portfolio — Class 3
03/31/21	11.93	0.20	0.23	0.43	(0.30)	(0.26)	(0.56)	11.80	3.48	11,089	0.94	0.94	1.64	41
03/31/22	11.80	0.17	(0.72)	(0.55)	(0.17)	(0.28)	(0.45)	10.80	(4.83)	9,188	0.93	0.93	1.43	39
03/31/23	10.80	0.19	(0.79)	(0.60)	(0.20)	—	(0.20)	10.00	(5.53)	7,217	0.95	0.95	1.83	38
03/31/24	10.00	0.31	(0.09)	0.22	(0.22)	—	(0.22)	10.00	2.22	6,595	0.96	0.96	3.09	36
03/31/25	10.00	0.32	0.11	0.43	(0.35)	—	(0.35)	10.08	4.31	5,834	0.97(5)	0.97(5)	3.16	40(3)
09/30/25@	10.08	0.16	0.17	0.33	—	—	—	10.41	3.27	5,478	0.97(4)	0.97(4)	3.22(4)	26(3)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended March 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	03/21	03/22	03/23	03/24	03/25	09/25
SA Franklin Allocation Moderately Aggressive Portfolio	N/A	N/A	N/A	N/A	93%	-
SA Multi-Managed Diversified Fixed Income Portfolio	N/A	N/A	N/A	N/A	260	137%
(4)	Annualized
(5)	Includes interest expense of 0.01% relating to derivative activity.
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed International Equity Portfolio — Class 1
03/31/21	$6.84	$0.11	$3.29	$3.40	$(0.16)	$(0.14)	$(0.30)	$9.94	49.70%	$354,716	1.01%	0.97%	1.27%	22%
03/31/22	9.94	0.16	(0.20)	(0.04)	(0.15)	(0.51)	(0.66)	9.24	(0.84)	332,409	1.04	1.00	1.55	18
03/31/23	9.24	0.16	(0.42)	(0.26)	(0.18)	(0.56)	(0.74)	8.24	(2.25)	287,976	1.07	1.03	2.03	13
03/31/24	8.24	0.15	0.90	1.05	(0.20)	(0.03)	(0.23)	9.06	12.91	278,507	1.08	1.04	1.77	15
03/31/25	9.06	0.16	0.25	0.41	(0.22)	(0.24)	(0.46)	9.01	4.64	225,647	1.08	1.04	1.72	16
09/30/25@	9.01	0.12	1.28	1.40	—	—	—	10.41	15.54	269,950	1.11(3)	1.07(3)	2.36(3)	20
SA Multi-Managed International Equity Portfolio — Class 2
03/31/21	6.86	0.10	3.29	3.39	(0.14)	(0.14)	(0.28)	9.97	49.49	19,379	1.16	1.12	1.15	22
03/31/22	9.97	0.14	(0.20)	(0.06)	(0.14)	(0.51)	(0.65)	9.26	(1.08)	16,909	1.19	1.15	1.41	18
03/31/23	9.26	0.15	(0.43)	(0.28)	(0.16)	(0.56)	(0.72)	8.26	(2.46)	14,505	1.22	1.18	1.89	13
03/31/24	8.26	0.14	0.90	1.04	(0.18)	(0.03)	(0.21)	9.09	12.81	13,892	1.23	1.19	1.64	15
03/31/25	9.09	0.14	0.26	0.40	(0.20)	(0.24)	(0.44)	9.05	4.56	12,434	1.23	1.19	1.57	16
09/30/25@	9.05	0.11	1.28	1.39	—	—	—	10.44	15.36	12,174	1.26(3)	1.22(3)	2.26(3)	20
SA Multi-Managed International Equity Portfolio — Class 3
03/31/21	6.84	0.09	3.28	3.37	(0.13)	(0.14)	(0.27)	9.94	49.35	13,369	1.26	1.22	1.04	22
03/31/22	9.94	0.13	(0.20)	(0.07)	(0.13)	(0.51)	(0.64)	9.23	(1.18)	11,304	1.29	1.25	1.31	18
03/31/23	9.23	0.14	(0.42)	(0.28)	(0.15)	(0.56)	(0.71)	8.24	(2.49)	9,506	1.32	1.28	1.78	13
03/31/24	8.24	0.13	0.89	1.02	(0.17)	(0.03)	(0.20)	9.06	12.61	9,537	1.33	1.29	1.51	15
03/31/25	9.06	0.13	0.26	0.39	(0.20)	(0.24)	(0.44)	9.01	4.37	8,854	1.33	1.29	1.44	16
09/30/25@	9.01	0.10	1.29	1.39	—	—	—	10.40	15.43	9,564	1.36(3)	1.32(3)	2.14(3)	20

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Large Cap Growth Portfolio — Class 1
03/31/21	$12.26	$(0.02)	$8.73	$8.71	$(0.04)	$(2.47)	$(2.51)	$18.46	71.02%	$450,154	0.81%	0.73%	(0.13)%	45%
03/31/22	18.46	(0.05)	0.93	0.88	—	(5.08)	(5.08)	14.26	0.39	450,952	0.81	0.73	(0.29)	42
03/31/23	14.26	(0.00)	(2.68)	(2.68)	—	(1.90)	(1.90)	9.68	(17.70)	328,010	0.84	0.77	(0.04)	46
03/31/24	9.68	(0.01)	3.20	3.19	—	(0.03)	(0.03)	12.84	33.05	310,954	0.85	0.78	(0.09)	39
03/31/25	12.84	(0.04)	1.79	1.75	—	(1.76)	(1.76)	12.83	12.08(3)	201,677	0.86	0.79	(0.27)	47
09/30/25@	12.83	(0.02)	4.08	4.06	—	—	—	16.89	31.64	279,767	0.86(4)	0.79(4)	(0.25)(4)	20
SA Multi-Managed Large Cap Growth Portfolio — Class 2
03/31/21	11.93	(0.05)	8.51	8.46	(0.02)	(2.47)	(2.49)	17.90	70.84	38,448	0.96	0.88	(0.28)	45
03/31/22	17.90	(0.08)	0.93	0.85	—	(5.08)	(5.08)	13.67	0.23	33,225	0.96	0.88	(0.44)	42
03/31/23	13.67	(0.02)	(2.57)	(2.59)	—	(1.90)	(1.90)	9.18	(17.81)	25,437	0.99	0.92	(0.19)	46
03/31/24	9.18	(0.03)	3.04	3.01	—	(0.03)	(0.03)	12.16	32.89	28,823	1.00	0.93	(0.24)	39
03/31/25	12.16	(0.05)	1.69	1.64	—	(1.76)	(1.76)	12.04	11.85(3)	27,739	1.01	0.94	(0.42)	47
09/30/25@	12.04	(0.03)	3.83	3.80	—	—	—	15.84	31.56	32,220	1.01(4)	0.94(4)	(0.40)(4)	20
SA Multi-Managed Large Cap Growth Portfolio — Class 3
03/31/21	11.77	(0.07)	8.39	8.32	—	(2.47)	(2.47)	17.62	70.65	20,395	1.06	0.98	(0.38)	45
03/31/22	17.62	(0.10)	0.93	0.83	—	(5.08)	(5.08)	13.37	0.09	18,008	1.06	0.98	(0.54)	42
03/31/23	13.37	(0.03)	(2.51)	(2.54)	—	(1.90)	(1.90)	8.93	(17.84)	14,040	1.09	1.02	(0.29)	46
03/31/24	8.93	(0.03)	2.94	2.91	—	(0.03)	(0.03)	11.81	32.69	15,926	1.10	1.03	(0.34)	39
03/31/25	11.81	(0.06)	1.65	1.59	—	(1.76)	(1.76)	11.64	11.77(3)	15,494	1.11	1.04	(0.52)	47
09/30/25@	11.64	(0.03)	3.70	3.67	—	—	—	15.31	31.53	18,698	1.11(4)	1.04(4)	(0.50)(4)	20
SA Multi-Managed Large Cap Value Portfolio — Class 1
03/31/21	11.80	0.28	5.56	5.84	(0.26)	(0.85)	(1.11)	16.53	50.22	763,236	0.79	0.79	1.94	45
03/31/22	16.53	0.24	1.88	2.12	(0.31)	(0.99)	(1.30)	17.35	13.16	739,720	0.78	0.78	1.36	40
03/31/23	17.35	0.25	(0.71)	(0.46)	(0.32)	(2.82)	(3.14)	13.75	(2.63)	526,295	0.80	0.80	1.60	39
03/31/24	13.75	0.21	2.08	2.29	(0.32)	(1.99)	(2.31)	13.73	18.53	489,636	0.82	0.82	1.55	39
03/31/25	13.73	0.20	0.61	0.81	(0.34)	(2.03)	(2.37)	12.17	5.28	273,355	0.85	0.85	1.48	41
09/30/25@	12.17	0.09	0.88	0.97	—	—	—	13.14	7.97	299,810	0.87(4)	0.87(4)	1.42(4)	18
SA Multi-Managed Large Cap Value Portfolio — Class 2
03/31/21	11.79	0.26	5.55	5.81	(0.24)	(0.85)	(1.09)	16.51	49.95	24,509	0.94	0.94	1.79	45
03/31/22	16.51	0.21	1.89	2.10	(0.29)	(0.99)	(1.28)	17.33	13.02	23,698	0.93	0.93	1.21	40
03/31/23	17.33	0.23	(0.72)	(0.49)	(0.29)	(2.82)	(3.11)	13.73	(2.81)	20,212	0.95	0.95	1.46	39
03/31/24	13.73	0.19	2.08	2.27	(0.30)	(1.99)	(2.29)	13.71	18.35	20,951	0.97	0.97	1.40	39
03/31/25	13.71	0.18	0.61	0.79	(0.32)	(2.03)	(2.35)	12.15	5.14	19,723	1.00	1.00	1.32	41
09/30/25@	12.15	0.08	0.88	0.96	—	—	—	13.11	7.90	18,530	1.02(4)	1.02(4)	1.26(4)	18
SA Multi-Managed Large Cap Value Portfolio — Class 3
03/31/21	11.79	0.24	5.55	5.79	(0.22)	(0.85)	(1.07)	16.51	49.77	11,866	1.04	1.04	1.69	45
03/31/22	16.51	0.19	1.89	2.08	(0.27)	(0.99)	(1.26)	17.33	12.90	11,283	1.03	1.03	1.11	40
03/31/23	17.33	0.21	(0.71)	(0.50)	(0.27)	(2.82)	(3.09)	13.74	(2.88)	9,196	1.05	1.05	1.36	39
03/31/24	13.74	0.18	2.08	2.26	(0.28)	(1.99)	(2.27)	13.73	18.28	9,502	1.07	1.07	1.30	39
03/31/25	13.73	0.16	0.61	0.77	(0.31)	(2.03)	(2.34)	12.16	4.94	8,920	1.10	1.10	1.22	41
09/30/25@	12.16	0.07	0.89	0.96	—	—	—	13.12	7.89	8,607	1.12(4)	1.12(4)	1.16(4)	18

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.09% for Class 1 and Class 2 and 0.10% for Class 3 from the reimbursement of an investment violation.
(4)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Mid Cap Growth Portfolio — Class 1
03/31/21	$15.45	$(0.13)	$12.47	$12.34	$—	$(2.84)	$(2.84)	$24.95	79.25%	$199,683	0.94%	0.94%	(0.56)%	65%
03/31/22	24.95	(0.13)	(0.16)	(0.29)	—	(7.65)	(7.65)	17.01	(5.65)	167,780	0.94	0.94	(0.56)	60
03/31/23	17.01	(0.03)	(2.00)	(2.03)	—	(4.04)	(4.04)	10.94	(10.93)	129,176	0.97	0.97	(0.20)	48
03/31/24	10.94	(0.04)	2.63	2.59	—	—	—	13.53	23.67	134,582	0.99	0.99	(0.34)	66
03/31/25	13.53	(0.07)	0.44	0.37	—	—	—	13.90	2.73	117,917	0.98	0.98	(0.48)	83
09/30/25@	13.90	(0.03)	2.92	2.89	—	—	—	16.79	20.79	143,674	0.98(3)	0.98(3)	(0.42)(3)	55
SA Multi-Managed Mid Cap Growth Portfolio — Class 2
03/31/21	14.57	(0.15)	11.74	11.59	—	(2.84)	(2.84)	23.32	78.88	26,864	1.09	1.09	(0.71)	65
03/31/22	23.32	(0.15)	(0.07)	(0.22)	—	(7.65)	(7.65)	15.45	(5.76)	22,730	1.09	1.09	(0.71)	60
03/31/23	15.45	(0.04)	(1.84)	(1.88)	—	(4.04)	(4.04)	9.53	(11.07)	18,825	1.12	1.12	(0.35)	48
03/31/24	9.53	(0.05)	2.29	2.24	—	—	—	11.77	23.50	21,090	1.14	1.14	(0.49)	66
03/31/25	11.77	(0.08)	0.38	0.30	—	—	—	12.07	2.55	19,349	1.13	1.13	(0.63)	83
09/30/25@	12.07	(0.04)	2.54	2.50	—	—	—	14.57	20.71	20,998	1.13(3)	1.13(3)	(0.57)(3)	55
SA Multi-Managed Mid Cap Growth Portfolio — Class 3
03/31/21	14.07	(0.17)	11.34	11.17	—	(2.84)	(2.84)	22.40	78.69	16,308	1.19	1.19	(0.81)	65
03/31/22	22.40	(0.17)	(0.02)	(0.19)	—	(7.65)	(7.65)	14.56	(5.88)	13,772	1.19	1.19	(0.81)	60
03/31/23	14.56	(0.05)	(1.74)	(1.79)	—	(4.04)	(4.04)	8.73	(11.15)	11,589	1.22	1.22	(0.45)	48
03/31/24	8.73	(0.05)	2.09	2.04	—	—	—	10.77	23.37	12,328	1.24	1.24	(0.59)	66
03/31/25	10.77	(0.08)	0.35	0.27	—	—	—	11.04	2.51	10,988	1.23	1.23	(0.73)	83
09/30/25@	11.04	(0.04)	2.32	2.28	—	—	—	13.32	20.65	12,066	1.23(3)	1.23(3)	(0.67)(3)	55
SA Multi-Managed Mid Cap Value Portfolio — Class 1
03/31/21	11.26	0.14	8.04	8.18	(0.19)	(0.57)	(0.76)	18.68	73.16	220,104	0.95	0.95	0.92	29
03/31/22	18.68	0.13	2.10	2.23	(0.19)	(0.92)	(1.11)	19.80	12.04	205,935	0.95	0.95	0.67	29
03/31/23	19.80	0.20	(1.63)	(1.43)	(0.16)	(2.63)	(2.79)	15.58	(7.25)	170,288	0.96	0.96	1.17	31
03/31/24	15.58	0.17	3.19	3.36	(0.21)	(1.27)	(1.48)	17.46	23.09	181,250	0.98	0.98	1.04	28
03/31/25	17.46	0.17	0.18	0.35	(0.20)	(1.25)	(1.45)	16.36	1.30	151,181	0.98	0.98	0.97	34
09/30/25@	16.36	0.11	1.36	1.47	—	—	—	17.83	8.99	174,060	0.98(3)	0.98(3)	1.30(3)	23
SA Multi-Managed Mid Cap Value Portfolio — Class 2
03/31/21	11.22	0.12	8.02	8.14	(0.17)	(0.57)	(0.74)	18.62	73.00	23,122	1.10	1.10	0.77	29
03/31/22	18.62	0.10	2.10	2.20	(0.17)	(0.92)	(1.09)	19.73	11.89	22,040	1.10	1.10	0.51	29
03/31/23	19.73	0.18	(1.63)	(1.45)	(0.12)	(2.63)	(2.75)	15.53	(7.35)	18,646	1.11	1.11	1.02	31
03/31/24	15.53	0.14	3.17	3.31	(0.18)	(1.27)	(1.45)	17.39	22.83	19,927	1.12	1.12	0.89	28
03/31/25	17.39	0.14	0.18	0.32	(0.17)	(1.25)	(1.42)	16.29	1.16	17,884	1.13	1.13	0.83	34
09/30/25@	16.29	0.09	1.36	1.45	—	—	—	17.74	8.90	17,384	1.13(3)	1.13(3)	1.13(3)	23
SA Multi-Managed Mid Cap Value Portfolio — Class 3
03/31/21	11.20	0.10	8.01	8.11	(0.15)	(0.57)	(0.72)	18.59	72.87	14,260	1.20	1.20	0.67	29
03/31/22	18.59	0.08	2.08	2.16	(0.15)	(0.92)	(1.07)	19.68	11.69	13,418	1.20	1.20	0.41	29
03/31/23	19.68	0.16	(1.62)	(1.46)	(0.10)	(2.63)	(2.73)	15.49	(7.45)	10,490	1.21	1.21	0.92	31
03/31/24	15.49	0.12	3.17	3.29	(0.16)	(1.27)	(1.43)	17.35	22.72	10,703	1.23	1.23	0.79	28
03/31/25	17.35	0.13	0.18	0.31	(0.15)	(1.25)	(1.40)	16.26	1.12	9,700	1.23	1.23	0.73	34
09/30/25@	16.26	0.09	1.34	1.43	—	—	—	17.69	8.79	9,728	1.23(3)	1.23(3)	1.03(3)	23

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Multi-Managed Small Cap Portfolio — Class 1
03/31/21	$9.00	$0.03	$8.04	$8.07	$(0.04)	$(1.77)	$(1.81)	$15.26	91.05%	$230,594	0.95%	0.95%	0.26%	55%
03/31/22	15.26	0.02	0.13	0.15	(0.03)	(1.84)	(1.87)	13.54	0.33	205,586	0.94	0.94	0.15	50
03/31/23	13.54	0.05	(1.26)	(1.21)	(0.05)	(2.19)	(2.24)	10.09	(8.84)	158,048	0.96	0.96	0.39	41
03/31/24	10.09	0.03	1.54	1.57	(0.05)	(0.34)	(0.39)	11.27	16.06	146,630	1.01	1.01	0.31	47
03/31/25	11.27	0.03	(0.56)	(0.53)	(0.04)	(0.24)	(0.28)	10.46	(5.11)	105,661	0.99	0.99	0.23	57
09/30/25@	10.46	0.02	1.46	1.48	—	—	—	11.94	14.15	118,173	1.04(3)	1.04(3)	0.39(3)	39
SA Multi-Managed Small Cap Portfolio — Class 2
03/31/21	8.73	0.01	7.79	7.80	(0.02)	(1.77)	(1.79)	14.74	90.75	17,618	1.10	1.10	0.11	55
03/31/22	14.74	0.00	0.12	0.12	(0.01)	(1.84)	(1.85)	13.01	0.14	15,175	1.09	1.09	0.00	50
03/31/23	13.01	0.03	(1.20)	(1.17)	(0.03)	(2.19)	(2.22)	9.62	(8.93)	12,205	1.11	1.11	0.24	41
03/31/24	9.62	0.02	1.46	1.48	(0.03)	(0.34)	(0.37)	10.73	15.92	12,743	1.16	1.16	0.16	47
03/31/25	10.73	0.01	(0.53)	(0.52)	(0.02)	(0.24)	(0.26)	9.95	(5.21)	11,087	1.15	1.15	0.08	57
09/30/25@	9.95	0.01	1.38	1.39	—	—	—	11.34	13.97	11,315	1.19(3)	1.19(3)	0.23(3)	39
SA Multi-Managed Small Cap Portfolio — Class 3
03/31/21	8.56	0.00	7.62	7.62	(0.00)	(1.77)	(1.77)	14.41	90.49	11,334	1.20	1.20	0.01	55
03/31/22	14.41	(0.01)	0.12	0.11	—	(1.84)	(1.84)	12.68	0.06	9,747	1.19	1.19	(0.10)	50
03/31/23	12.68	0.02	(1.17)	(1.15)	(0.02)	(2.19)	(2.21)	9.32	(9.03)	8,126	1.21	1.21	0.14	41
03/31/24	9.32	0.01	1.41	1.42	(0.02)	(0.34)	(0.36)	10.38	15.77	8,432	1.26	1.26	0.06	47
03/31/25	10.38	(0.00)	(0.51)	(0.51)	(0.01)	(0.24)	(0.25)	9.62	(5.28)	7,364	1.25	1.25	(0.02)	57
09/30/25@	9.62	0.01	1.32	1.33	—	—	—	10.95	13.83	7,895	1.29(3)	1.29(3)	0.13(3)	39

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

Seasons Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

Seasons Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on April 2, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and Franklin Advisers, Inc. (“Franklin” or the “Subadviser”) with respect to the SA Putnam Asset Allocation Diversified Balanced Portfolio, a series of the Trust (the “Portfolio”). The Board also approved a new Sub-Subadvisory Agreement (the “Sub-Subadvisory Agreement” and, together with the Subadvisory Agreement, the “Agreements”) between Franklin and Putnam Investment Management, LLC (“Putnam” and, together with Franklin, the “Subadvisers”), with respect to the Portfolio. The Board, including the Independent Trustees, further approved the termination of the subadvisory agreement between SunAmerica and Putnam with respect to the Portfolio.
    In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement.  Those factors included:
(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadvisers;
(3)	the size and structure of the subadvisory and sub-subadvisory fees and any other material payments to be paid to the Subadvisers;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates; and
(5)	the fees to be paid by the Adviser to Franklin and by Franklin to Putnam for managing the Portfolio.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding each Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from the Subadvisers regarding its services provided to the Trust, which materials the Board reviewed at its October 9, 2024 meeting (the “October Meeting”) in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and the Subadvisers in connection with their consideration of approval of the Agreements.  The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.
    At the October Meeting, the Board received information regarding the Portfolio’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadvisers with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio, as applicable.
    Nature, Extent and Quality of Services Provided by the Subadvisers.
    The Board noted that management was proposing to appoint Franklin as subadviser and Putnam as sub-subadviser to the Portfolio because of an organizational change at Franklin and Putnam, such that that the team at Putnam currently responsible for managing the Portfolio will be moving under the Franklin umbrella in connection with the continued integration of personnel following the acquisition of Putnam by Franklin.  The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by the Subadvisers.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to Franklin, the Board noted that Franklin would be responsible for providing investment management services on a day-to-day basis. In such role, Franklin would (i) manage the investment and reinvestment of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  With respect to Putnam, the Board noted that Putnam would (i) manage the investment and reinvestment of that portion of the Portfolio allocated for investment to it by Franklin; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management at that portion; (iii) provide assistance with purchasing and selling securities for the Portfolio; and (iv) research and obtain and evaluate pertinent economic, statistical, and financial data relevant to the investment strategies and policies of the Portfolio.
    The Board reviewed the Subadvisers’ history, structure and size, and investment experience.  The Board considered the personnel of the Subadvisers who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, the Subadvisers have the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of the Subadvisers who would be responsible for providing investment management services to the Portfolio, noting that the Portfolio will not have any new lead portfolio managers resulting from the organizational change at Franklin.
    The Board also reviewed and considered the Subadvisers’ compliance and regulatory history, including information about whether either firm has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser or sub-subadviser, as applicable, to the Portfolio.  The Board considered the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on the Franklin’s or Putnam’s ability to provide services to the Trust.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadvisers and that there was a reasonable basis on which to conclude that the Subadvisers would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    At the October Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees will be paid by SunAmerica out of its advisory fee and not by the Portfolio, and that the sub-subadvisory fees will be paid by Franklin.  The Board also noted that the proposed subadvisory fees to be paid to Franklin are identical to the subadvisory fees currently paid to Putnam for management of the Portfolio.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee at the October Meeting, the Board received a report prepared independently by Broadridge Financial Solutions, Inc., as well as information provided by management. The Board also considered advisory and subadvisory fees received by the Subadvisers and performance data with respect to other mutual funds and accounts with similar investment strategies to the Portfolio.
    The performance information included information as of December 31, 2024, from Franklin and included the performance of the Portfolio as currently managed by Putnam.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SunAmerica out of its advisory fees, and that the sub-subadvisory fees paid pursuant to the Sub-Subadvisory Agreement are paid by Franklin out of its subadvisory fees.  The Board considered that the Subadvisory Agreement contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Agreement, the Portfolio does not directly benefit from any reduction in those fee rates.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadvisers in connection with their relationships with the Portfolio is therefore not a material factor in its consideration of the Agreement.
    The Board considered other potential indirect benefits to the Subadvisers as a result of their relationships with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadvisers’ profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadvisers in their management of the Portfolio are not a material factor in its consideration at this time.
    Terms of Agreements.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreements, including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above.  The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SunAmerica and Putnam with respect to the Portfolio.
    Conclusions.
    In reaching its decision to recommend the approval of the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that each Subadviser possesses the capability and resources to perform the duties required of it under the applicable Agreement.
    Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreements are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory and sub-subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

     At a meeting held on April 2, 2025 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”) with respect to the index sleeves of the SA Multi-Managed International Equity Portfolio, SA Multi-Managed Large Cap Growth Portfolio, SA Multi-Managed Large Cap Value Portfolio, SA Multi-Managed Mid Cap Growth Portfolio, SA Multi-Managed Mid Cap Value Portfolio and SA Multi-Managed Small Cap Portfolio, each a series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”).
    In connection with the approval of the Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Agreement.  Those factors included:
(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;
(3)	the size and structure of the subadvisory fees and any other material payments to be paid to the Subadviser;
(4)	the organizational capability and financial condition of the Subadviser and its affiliates; and
(5)	the fees to be paid by the Adviser to BlackRock for managing the Portfolios.
    In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and amounts retained by SunAmerica; and (c) information regarding the Subadviser’s compliance and regulatory history.  The Board also took into account extensive information from BlackRock regarding its services provided to the Trust, which materials the Board reviewed at its October 9, 2024 meeting in connection with its consideration of the renewal of the subadvisory agreements with respect to the various series of the Trust.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica and BlackRock in connection with their consideration of approval of the Agreement.  The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding each Portfolio’s current and proposed subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered expenses and performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to each Portfolio, as applicable.
    Nature, Extent and Quality of Services Provided by the Subadviser.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by BlackRock.  In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolios, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolios’ assets, subject to the Trustees’ oversight and control.  The Board noted that although SunAmerica has managed the Portfolios since inception, management was proposing to engage BlackRock as subadviser to the Portfolios because SunAmerica has made a strategic business decision to cease directly managing the Portfolios’ passive strategies.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.
    With respect to the Subadviser, the Board noted that BlackRock would be responsible for providing investment management services on a day-to-day basis. In such role, BlackRock would, with respect to each Portfolio, (i) manage the investment and reinvestment of a portion of the Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of that portion as may be necessary in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.  The Board reviewed BlackRock’s history, structure and size, and investment experience.  The Board considered the personnel of BlackRock who would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels.  The Board was informed that in management’s judgment, BlackRock has the size, viability and resources to attract and retain highly qualified investment professionals.  The Board reviewed the qualifications, background and responsibilities of the staff of BlackRock who would be responsible for providing investment management services to the Portfolios.
    The Board also reviewed and considered BlackRock’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolios.  The Board considered BlackRock’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on BlackRock’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by the Subadviser and that there was a reasonable basis on which to conclude that the Subadviser would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding each Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees will be paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees to be retained.  The Board determined that these amounts were reasonable in light of the services performed by SunAmerica and BlackRock, respectively.
    To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also considered advisory and subadvisory fees received by BlackRock and performance data with respect to exchange traded funds and live strategies with similar investment strategies to the Portfolios, as applicable (the “Similar Funds”). For each Portfolio, the Subadvised Expense Group and Subadvised Expense Universe consisted of the Portfolio and other passive index funds with similar strategies underlying variable insurance products, as classified by Broadridge.
    The performance information included information as of December 31, 2024, from management and BlackRock.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to a Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio.  The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.
    The Board considered the performance of the Similar Funds relative to the applicable benchmark index.  In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences between the Similar Funds and the Portfolios and acknowledged that past performance is not necessarily indicative of future results.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether BlackRock is proposing to provide services at a cost that is competitive with other similar funds.
    Profitability, Economies of Scale and Other Benefits Derived.
    The Board noted that the subadvisory fees paid pursuant to the Agreement are paid by SunAmerica out of its advisory fees.  The Trustees also relied on the ability of SunAmerica to negotiate the Agreement and the fees thereunder at arm’s length.  The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the Agreement.
    The Board considered other potential indirect benefits to the Subadviser as a result of its relationship with the Portfolios, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates.  For similar reasons as stated above with respect to the Subadviser’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to the Subadviser in its management of the Portfolio are not a material factor in its consideration at this time.
    Terms of Agreement.
    The Board, including the Independent Trustees, reviewed the terms and conditions of the Agreement, including the duties and responsibilities undertaken by SunAmerica and BlackRock as discussed above.
    Conclusions.
    In reaching its decision to recommend the approval of the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Subadviser possesses the capability and resources to perform the duties required of it under the Agreement.
    Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Agreement are reasonable, fair and in the best interest of each Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

     At a meeting held on September 18, 2025, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of Seasons Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”):  American Century Investment Management, Inc. (“American Century”), Columbia Management Investment Advisers, LLC (“Columbia”), Goldman Sachs Asset Management, L.P. (“GSAM”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), PineBridge Investments, LLC (“PineBridge”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).  The Board also approved the continuation of the Sub-Subadvisory Agreement between T. Rowe Price and T. Rowe Price International Ltd with respect to the SA Multi-Managed International Equity Portfolio. T. Rowe Price International Ltd and the Subadvisers are collectively referred to as the “Subadvisers,” and the Sub-Subadvisory Agreements and the Subadvisory Agreements are collectively referred to as the “Subadvisory Agreements.” The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”
    In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts.  Those factors included:
(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;
(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and
(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.
    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.
    With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis.  In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed each Subadviser’s history, structure and size, and investment experience.  The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.
    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.
    The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio.  The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.  The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.
•	SA Allocation Aggressive Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Allocation Balanced Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were above the median of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.
•	SA Allocation Moderate Portfolio (advised by SunAmerica). The Board considered that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three-, five- and ten-year periods.
•	SA Allocation Moderately Aggressive Portfolio (advised by SunAmerica). The Board considered that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.09% of average daily net assets.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board took account of management’s discussion of the Portfolios performance and noted the narrower range of underperformance relative to the medians.
•	SA Columbia Focused Value Portfolio (subadvised by Columbia). The Board considered that both actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.
    The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and above that index for the five- and ten-year periods. The Board noted that the Portfolio performed above the medians of the Performance Group for the one-, three-, five- and ten-year periods. The Board took into consideration management’s discussion of the Portfolio’s performance.
•	SA Multi-Managed Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board also considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the three-year period and below the medians for the one-, five- and ten-year periods.  The Board considered that the Portfolio is managed by multiple Subadvisers.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance relative to the medians.
•	SA Multi-Managed International Equity Portfolio (subadvised by BlackRock, SIMNA and T. Rowe Price). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is currently waiving 4 basis points of the advisory fee pursuant to a contractual fee waiver agreement.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board noted that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board considered that the Portfolio is managed by multiple Subadvisers and noted that management had replaced one of the Subadvisers in 2017 and added BlackRock as a Subadviser in April 2025.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring. The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Multi-Managed Large Cap Growth Portfolio (subadvised by BlackRock, GSAM and MSIM). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.73% of the Portfolio’s average daily net assets on the first $250 million, 0.67% on the next $250 million and 0.58% over $500 million.
    The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods and below that index for the five- and ten-year periods.  The Board also considered that performance was above the medians of its Performance Group for one- and three-year periods and below the medians for the five- and ten-year periods.  The Board considered that the Portfolio is managed by multiple Subadvisers and noted that SunAmerica replaced one of the Subadvisers in May 2019 and added BlackRock as a Subadviser in April 2025. The Board took into consideration management’s discussion of the Portfolio’s performance.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Multi-Managed Large Cap Value Portfolio (subadvised by BlackRock, American Century and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board also considered that performance was below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management added BlackRock as a Subadviser in April 2025.  The Board also noted that management has subjected the Portfolio to heightened monitoring.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Multi-Managed Mid Cap Growth Portfolio (subadvised by BlackRock, T. Rowe Price and Wellington). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed below the benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that performance was above the medians of the Portfolio’s Performance Group for the same periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management added BlackRock as a Subadviser in April 2025.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Multi-Managed Mid Cap Value Portfolio (subadvised by BlackRock, T. Rowe Price and MFS). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the three- and five-year periods and below that index for the one- and ten-year periods.  The Board also considered that performance was above the medians of the Portfolio’s Performance Group for the three- and ten-year periods and below the medians for one- and five-year periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management added BlackRock as a Subadviser in April 2025.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA Multi-Managed Small Cap Portfolio (subadvised by BlackRock, JPMorgan and SIMNA). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the five-year period and below the index for the one-, three- and ten-year periods.  The Board further considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that management had replaced one of the Subadvisers in 2019 and added BlackRock as a Subadviser in April 2025.  The Board also noted that management has subjected the Portfolio to heightened monitoring.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and BlackRock with respect to the Portfolio, because that agreement is still in its initial two-year term and is not up for renewal at the Meeting.
•	SA American Century Inflation Managed Portfolio (subadvised by American Century). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica is voluntarily waiving 0.06% of is advisory fee.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods.  The Board took into consideration management’s discussion of the Portfolio’s performance and noted that American Century took over as Subadviser to the Portfolio in February 2022 and therefore performance is not fully reflective of the track record of the new Subadviser.
•	SA Franklin Allocation Moderately Aggressive Portfolio (subadvised by Franklin Advisers). The Board considered that the Portfolio’s actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% on the first $250 million, 0.62% on the next $750 million and 0.55% over $1 billion.
    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.  The Board took into consideration management’s discussion of the Portfolio’s performance.  The Board noted that it was not being asked to approve the renewal of the Subadvisory Agreement between SunAmerica and Franklin Advisers or the Sub-Subadvisory Agreement between Franklin Advisers and Putnam Investment Management, LLC with respect to the Portfolio, because those agreements are still in their initial two-year terms and are not up for renewal at the Meeting.
    The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.
    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee.  The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that certain affiliated life insurers (the "Life Companies") may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life

Seasons Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.
    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees further noted that the sub-subadvisory fees paid pursuant to the Sub-Subadvisory Agreement are paid by T. Rowe Price out of its subadvisory fees, and not by the Portfolios or SunAmerica.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser.  Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase.  The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.
    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust.  The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(11/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: December 8, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: December 8, 2025